UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22321

MainStay Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York  10010

(Address of principal executive offices)            (Zip Code)

George S. Shively, 51 Madison Avenue, New York, New York  10010

(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-576-7000

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2010

Item 1.  Schedule of Investments.

The schedule of investments for the period ended July 31, 2010 is filed herewith.

MainStay 130/30 Core Fund
Portfolio of Investments ††† July 31, 2010 unaudited
		Shares		Value
	Common Stocks 130.9%†

	Aerospace & Defense 1.6%
	Boeing Co. (The)	3,531		$240,602
	Honeywell International, Inc. (a)	53,444		2,290,610
	L-3 Communications Holdings, Inc. (a)	7,701		562,481
	Raytheon Co. (a)	28,864		1,335,537
	United Technologies Corp. (a)	2,115		150,377
				4,579,607
	Air Freight & Logistics 0.4%
	FedEx Corp.	14,314		1,181,621

	Airlines 0.9%
	Continental Airlines, Inc. Class B (a)(b)	50,724		1,269,115
	Copa Holdings S.A. Class A (a)	3,956		204,327
	Southwest Airlines Co.	58,468		704,539
	UAL Corp. (b)	17,179		407,830
				2,585,811
	Auto Components 1.2%
	Autoliv, Inc. (a)(b)	21,704		1,246,678
	Federal Mogul Corp. (b)	6,765		121,364
	Goodyear Tire & Rubber Co. (The) (b)	62,577		667,696
	Johnson Controls, Inc. (a)	22,417		645,834
	TRW Automotive Holdings Corp. (a)(b)	20,320		713,029
				3,394,601
	Automobiles 0.5%
	Ford Motor Co. (a)(b)	118,062		1,507,652

	Beverages 1.6%
	Coca-Cola Co. (The) (a)	28,901		1,592,734
	Dr. Pepper Snapple Group, Inc. (a)	43,718		1,641,611
	PepsiCo., Inc. (a)	21,375		1,387,451
				4,621,796
	Biotechnology 1.5%
	Amgen, Inc. (a)(b)	51,614		2,814,511
	Cephalon, Inc. (a)(b)	25,844		1,466,647
				4,281,158
	Building Products 0.3%
	Armstrong World Industries, Inc. (a)(b)	3,285		120,100
	Owens Corning, Inc. (b)	22,421		705,813
				825,913
	Capital Markets 2.5%
	Ameriprise Financial, Inc.	1,322		56,039
	Bank of New York Mellon Corp. (The) (a)	56,898		1,426,433
	Charles Schwab Corp. (The) (a)	66,340		981,169
	GLG Partners, Inc. (b)	3,053		13,464
	Goldman Sachs Group, Inc. (The) (a)	9,483		1,430,226
	Northern Trust Corp. (a)	34,859		1,638,024
	State Street Corp. (a)	48,690		1,895,015
				7,440,370
	Chemicals 4.3%
	Albemarle Corp.	1,369		59,716
	Ashland, Inc. (a)	30,295		1,540,501
	CF Industries Holdings, Inc.	17,201		1,396,549
	Cytec Industries, Inc. (a)	28,196		1,407,544
	E.I. du Pont de Nemours & Co.	16,892		686,998
	Huntsman Corp. (a)	94,782		992,367
	Lubrizol Corp. (The) (a)	18,678		1,746,206
	Nalco Holding Co. (a)	62,904		1,534,229
	PPG Industries, Inc.	17,849		1,239,970
	RPM International, Inc. (a)	39,246		736,647
	Sherwin-Williams Co. (The)	14,967		1,034,968
	Valspar Corp.	6,248		196,250
				12,571,945
	Commercial Banks 3.7%
	BOK Financial Corp.	16,836		820,082
	Cullen/Frost Bankers, Inc.	32		1,767
	East West Bancorp, Inc.	25,568		398,605
	Fifth Third Bancorp (a)	118,851		1,510,596
	First Citizens BancShares, Inc. Class A	2,373		448,521
	M&T Bank Corp.	3,088		269,706
	PNC Financial Services Group, Inc. (a)	36,763		2,183,355
	U.S. Bancorp (a)	13,197		315,408
¤	Wells Fargo & Co. (a)	178,543		4,950,997
				10,899,037
	Commercial Services & Supplies 0.9%
	Cintas Corp. (a)	48,333		1,278,891
	R.R. Donnelley & Sons Co. (a)	80,760		1,362,421
				2,641,312
	Communications Equipment 3.3%
	Cisco Systems, Inc. (a)(b)	89,104		2,055,629
	CommScope, Inc. (b)	38,668		786,507
	EchoStar Corp. (b)	12,499		238,731
	Harris Corp. (a)	34,725		1,546,304
	Motorola, Inc. (a)(b)	259,693		1,945,101
	QUALCOMM, Inc. (a)	54,910		2,090,973
	Tellabs, Inc. (a)	135,631		946,704
				9,609,949
	Computers & Peripherals 6.0%
¤	Apple, Inc. (a)(b)	21,581		5,551,712
	Dell, Inc. (a)(b)	148,221		1,962,446
	Diebold, Inc.	211		6,039
	EMC Corp. (a)(b)	126,456		2,502,564
	Hewlett-Packard Co. (a)	91,090		4,193,784
	Lexmark International, Inc. Class A (a)(b)	42,950		1,578,413
	SanDisk Corp. (b)	242		10,575
	Seagate Technology (b)	34,057		427,415
	Western Digital Corp. (a)(b)	48,570		1,281,762
				17,514,710
	Construction & Engineering 0.7%
	Chicago Bridge & Iron Co. N.V. (b)	24,592		553,566
	Shaw Group, Inc. (The) (a)(b)	43,377		1,389,799
				1,943,365
	Consumer Finance 0.4%
	American Express Co.	1,053		47,006
	Discover Financial Services (a)	76,976		1,175,423
				1,222,429
	Containers & Packaging 0.1%
	Crown Holdings, Inc. (a)(b)	8,485		236,138

	Diversified Consumer Services 0.8%
	Apollo Group, Inc. Class A (a)(b)	21,479		990,827
	Career Education Corp. (a)(b)	36,475		891,084
	H&R Block, Inc.	22,353		350,495
				2,232,406
	Diversified Financial Services 3.8%
¤	Bank of America Corp. (a)	347,935		4,885,007
	Citigroup, Inc. (a)(b)	154,780		634,598
¤	JPMorgan Chase & Co. (a)	138,198		5,566,616
				11,086,221
	Diversified Telecommunication Services 3.0%
¤	AT&T, Inc. (a)	187,287		4,858,225
	Qwest Communications International, Inc.	105,208		595,477
	tw telecom, Inc. (b)	1,594		30,158
	Verizon Communications, Inc. (a)	117,845		3,424,576
				8,908,436
	Electric Utilities 0.2%
	Duke Energy Corp.	538		9,200
	Edison International	1,577		52,277
	Exelon Corp. (a)	8,520		356,392
	Pinnacle West Capital Corp. (a)	3,439		130,991
				548,860
	Electrical Equipment 2.3%
	Emerson Electric Co. (a)	49,947		2,474,374
	General Cable Corp. (a)(b)	26,459		702,222
	Hubbel, Inc. Class B (a)	34,333		1,620,174
	Regal-Beloit Corp. (a)	16,874		1,026,446
	Thomas & Betts Corp. (a)(b)	24,984		990,366
				6,813,582
	Electronic Equipment & Instruments 0.9%
	AVX Corp.	21,291		299,777
	Jabil Circuit, Inc. (a)	22,578		327,607
	Tech Data Corp. (a)(b)	28,748		1,137,271
	Vishay Intertechnology, Inc. (a)(b)	104,668		888,631
	Vishay Precision Group, Inc. (b)	359		4,542
				2,657,828

	Energy Equipment & Services 2.3%
	Exterran Holdings, Inc. (b)	27,390		730,491
	Helmerich & Payne, Inc. (a)	9,853		399,342
	Nabors Industries, Ltd. (a)(b)	49,044		902,900
	Oceaneering International, Inc. (a)(b)	11,843		585,992
	Oil States International, Inc. (a)(b)	28,892		1,327,299
	Patterson-UTI Energy, Inc. (a)	47,652		782,922
	Rowan Cos., Inc. (b)	3,193		80,655
	SEACOR Holdings, Inc. (a)(b)	4,789		396,625
	Seahawk Drilling, Inc. (a)(b)	4,743		47,098
	Smith International, Inc.	9,915		411,274
	Unit Corp. (a)(b)	25,641		1,048,717
				6,713,315
	Food & Staples Retailing 3.6%
	BJ's Wholesale Club, Inc. (b)	5,760		262,368
	Costco Wholesale Corp. (a)	36,300		2,058,573
	Kroger Co. (The) (a)	62,547		1,324,746
	Safeway, Inc. (a)	78,007		1,602,264
	Wal-Mart Stores, Inc. (a)	81,407		4,167,224
	Walgreen Co. (a)	44,059		1,257,884
				10,673,059
	Food Products 1.7%
	Archer-Daniels-Midland Co.	12,420		339,811
	ConAgra Foods, Inc. (a)	30,970		727,176
	Corn Products International, Inc. (a)	45,894		1,530,106
	Del Monte Foods Co.	2,755		38,240
	Sara Lee Corp.	60,242		890,979
	Tyson Foods, Inc. Class A (a)	89,377		1,564,991
				5,091,303
	Gas Utilities 0.7%
	Atmos Energy Corp. (a)	45,624		1,323,096
	Energen Corp.	16,418		729,616
				2,052,712
	Health Care Equipment & Supplies 1.6%
	Baxter International, Inc.	6,562		287,219
	Becton, Dickinson & Co.	12,675		872,040
	CareFusion Corp. (a)(b)	64,626		1,361,670
	Covidien PLC	5,988		223,472
	Hill-Rom Holdings, Inc. (a)	4,221		139,462
	Hologic, Inc. (b)	25,996		367,584
	Hospira, Inc. (a)(b)	17,534		913,521
	Kinetic Concepts, Inc. (b)	225		7,990
	Medtronic, Inc. (a)	1,864		68,912
	Stryker Corp.	4,320		201,182
	Zimmer Holdings, Inc. (b)	4,376		231,884
				4,674,936
	Health Care Providers & Services 4.8%
	Aetna, Inc. (a)	57,441		1,599,732
	AmerisourceBergen Corp. (a)	51,482		1,542,915
	Cardinal Health, Inc. (a)	50,462		1,628,409
	Health Net, Inc. (a)(b)	59,932		1,411,399
	Humana, Inc. (a)(b)	34,878		1,639,964
	Lincare Holdings, Inc.	6,032		143,320
	McKesson Corp. (a)	27,685		1,739,172
	Medco Health Solutions, Inc. (a)(b)	34,227		1,642,896
	UnitedHealth Group, Inc. (a)	60,901		1,854,435
	WellPoint, Inc. (a)(b)	18,427		934,617
				14,136,859
	Hotels, Restaurants & Leisure 2.4%
	Brinker International, Inc. (a)	73,843		1,160,812
	Carnival Corp.	1,689		58,574
	Darden Restaurants, Inc. (a)	38,293		1,604,094
	International Speedway Corp. Class A	1,487		38,513
	McDonald's Corp. (a)	7,320		510,424
	Panera Bread Co. Class A (a)(b)	17,844		1,395,579
	Starbucks Corp. (a)	73,974		1,838,254
	Wendy's/Arby's Group, Inc. Class A	109,275		476,439
				7,082,689
	Household Durables 1.5%
	D.R. Horton, Inc.	12,172		134,135
	Garmin, Ltd. (a)	39,544		1,127,400
	Leggett & Platt, Inc. (a)	69,489		1,448,151
	Mohawk Industries, Inc. (b)	4,146		202,864
	Whirlpool Corp. (a)	16,838		1,402,605
				4,315,155
	Household Products 1.2%
	Kimberly-Clark Corp.	7,729		495,584
	Procter & Gamble Co. (The) (a)	51,469		3,147,844
				3,643,428
	Independent Power Producers & Energy Traders 0.7%
	Constellation Energy Group, Inc. (a)	46,838		1,480,081
	Mirant Corp. (a)(b)	41,492		455,167
				1,935,248
	Industrial Conglomerates 3.1%
	3M Co. (a)	34,424		2,944,629
	Carlisle Cos., Inc. (a)	36,719		1,236,696
	General Electric Co. (a)	208,136		3,355,152
	Textron, Inc.	14,333		297,553
	Tyco International, Ltd. (a)	34,790		1,331,761
				9,165,791
	Insurance 7.5%
	ACE, Ltd.	8,636		458,399
	Aflac, Inc. (a)	8,005		393,766
	Allied World Assurance Holdings, Ltd./Bermuda (a)	18,383		915,841
	American Financial Group, Inc. (a)	52,827		1,556,812
	Arch Capital Group, Ltd. (a)(b)	12,421		972,067
	Aspen Insurance Holdings, Ltd. (a)	49,112		1,343,213
	Assurant, Inc.	11,493		428,574
	Axis Capital Holdings, Ltd. (a)	49,143		1,531,787
	Berkshire Hathaway, Inc. Class B (a)(b)	21,034		1,643,176
	Chubb Corp. (The) (a)	35,477		1,867,154
	Endurance Specialty Holdings, Ltd. (a)	30,809		1,188,919
	Everest Re Group, Ltd. (a)	5,126		397,880
	Hartford Financial Services Group, Inc. (The) (a)	71,644		1,677,186
	Mercury General Corp.	10,926		471,238
	PartnerRe, Ltd. (a)	5,096		368,798
	PMA Capital Corp. Class A (b)	1,336		8,965
	Principal Financial Group, Inc. (a)	28,390		727,068
	Prudential Financial, Inc. (a)	16,102		922,484
	RenaissanceRe Holdings, Ltd. (a)	26,380		1,509,464
	StanCorp Financial Group, Inc.	32		1,206
	Symetra Financial Corp.	14,466		168,674
	Travelers Cos., Inc. (The) (a)	40,996		2,068,248
	Validus Holdings, Ltd. (a)	38,736		962,202
	White Mountains Insurance Group, Ltd.	924		290,182
				21,873,303
	Internet & Catalog Retail 0.1%
	Amazon.com, Inc. (a)(b)	2,283		269,143
	Expedia, Inc.	3,593		81,489
				350,632
	Internet Software & Services 2.3%
	AOL, Inc. (a)(b)	44,053		921,589
	eBay, Inc. (a)(b)	53,518		1,119,061
	Google, Inc. Class A (a)(b)	4,139		2,006,794
	IAC/InterActiveCorp (a)(b)	52,538		1,313,450
	VeriSign, Inc. (a)(b)	47,766		1,344,613
				6,705,507
	IT Services 4.8%
	Accenture PLC Class A (a)	34,084		1,351,090
	Amdocs, Ltd. (a)(b)	54,550		1,490,851
	Broadridge Financial Solutions LLC	16,423		333,387
	Computer Sciences Corp. (a)	30,179		1,368,014
	Convergys Corp. (b)	52,968		591,653
	CoreLogic, Inc.	2,007		40,200
	Global Payments, Inc. (a)	35,741		1,348,508
	Hewitt Associates, Inc. Class A (a)(b)	25,935		1,273,409
¤	International Business Machines Corp. (a)	44,315		5,690,046
	Total System Services, Inc.	45,930		684,816
				14,171,974
	Life Sciences Tools & Services 0.7%
	Bio-Rad Laboratories, Inc. Class A (a)(b)	10,968		973,958
	Pharmaceutical Product Development, Inc. (a)	42,900		1,040,754
				2,014,712
	Machinery 4.9%
	AGCO Corp. (a)(b)	51,094		1,776,028
	Caterpillar, Inc. (a)	38,126		2,659,289
	CNH Global N.V. (b)	29,939		921,522
	Harsco Corp. (a)	19,469		450,902
	Lincoln Electric Holdings, Inc. (a)	16,165		892,631
	Manitowoc Co., Inc. (The)	399		4,134
	Navistar International Corp. (b)	13,672		706,979
	Oshkosh Corp. (a)(b)	44,539		1,531,251
	PACCAR, Inc.	1,921		88,020
	Parker Hannifin Corp.	97		6,026
	Snap-On, Inc.	1,143		51,058
	SPX Corp.	5,575		332,047
	Timken Co. (The) (a)	52,457		1,763,604
	Toro Co. (The) (a)	23,274		1,211,412
	Trinity Industries, Inc. (a)	49,733		1,013,061
	Valmont Industries, Inc. (a)	15,167		1,077,615
				14,485,579
	Media 4.7%
	Comcast Corp. Class A (a)	151,449		2,948,712
	DIRECTV Class A (b)	62,354		2,317,075
	DISH Network Corp. Class A	44,351		890,568
	Gannett Co., Inc.	1,294		17,055
	Interpublic Group of Cos., Inc. (The) (b)	88,336		807,391
	John Wiley & Sons, Inc. Class A	6,515		256,561
	McGraw-Hill Cos., Inc. (The)	11,329		347,687
	Omnicom Group, Inc. (a)	46,202		1,721,486
	Time Warner Cable, Inc. (a)	25,243		1,443,142
	Time Warner, Inc. (a)	37,828		1,190,069
	Walt Disney Co. (The)	7,255		244,421
	Warner Music Group Corp. (a)(b)	33,308		156,215
	Washington Post Co. Class B (a)	3,149		1,324,123
				13,664,505
	Metals & Mining 1.7%
	Carpenter Technology Corp.	12,361		432,017
	Commercial Metals Co. (a)	22,614		325,415
	Freeport-McMoRan Copper & Gold, Inc. (a)	30,630		2,191,270
	Newmont Mining Corp.	11,151		623,341
	Reliance Steel & Aluminum Co. (a)	37,699		1,480,817
				5,052,860
	Multi-Utilities 1.2%
	Ameren Corp. (a)	15,396		390,597
	Integrys Energy Group, Inc. (a)	32,788		1,552,512
	MDU Resources Group, Inc. (a)	76,342		1,507,754
				3,450,863

	Multiline Retail 2.5%
	Big Lots, Inc. (a)(b)	43,802		1,502,847
	Dollar Tree, Inc. (a)(b)	10,461		463,631
	Family Dollar Stores, Inc.	23,922		989,175
	J.C. Penney Co., Inc.	20,032		493,388
	Kohl's Corp. (a)(b)	6,302		300,542
	Nordstrom, Inc. (a)	21,449		729,266
	Sears Holdings Corp. (a)(b)	8,478		601,938
	Target Corp. (a)	41,453		2,127,368
				7,208,155
	Office Electronics 0.1%
	Xerox Corp.	18,281		178,057

	Oil, Gas & Consumable Fuels 9.3%
	Chesapeake Energy Corp. (a)	57,101		1,200,834
¤	Chevron Corp. (a)	71,458		5,445,814
	Cimarex Energy Co. (a)	20,565		1,416,311
	ConocoPhillips (a)	46,936		2,591,806
	Devon Energy Corp.	4,317		269,769
¤	ExxonMobil Corp. (a)	108,738		6,489,484
	Hess Corp.	1,315		70,471
	Marathon Oil Corp. (a)	62,457		2,089,187
	Mariner Energy, Inc. (b)	2,215		52,916
	Murphy Oil Corp. (a)	32,628		1,786,383
	Newfield Exploration Co. (a)(b)	24,377		1,303,194
	Occidental Petroleum Corp. (a)	3,249		253,195
	QEP Resources, Inc. (b)	11,581		398,618
	SM Energy Co. (a)	30,650		1,269,523
	Sunoco, Inc.	29,636		1,057,116
	Valero Energy Corp.	26,845		456,097
	Williams Cos., Inc. (a)	64,966		1,260,990
				27,411,708
	Paper & Forest Products 1.4%
	Domtar Corp.	15,710		919,035
	International Paper Co. (a)	72,263		1,748,764
	MeadWestvaco Corp. (a)	62,882		1,506,653
				4,174,452
	Personal Products 1.1%
	Estee Lauder Cos., Inc. (The) Class A (a)	26,615		1,656,784
	Herbalife, Ltd. (a)	28,943		1,436,730
	NBTY, Inc. (b)	480		25,867
				3,119,381
	Pharmaceuticals 4.2%
	Abbott Laboratories (a)	20,757		1,018,754
	Eli Lilly & Co.	324		11,534
	Endo Pharmaceuticals Holdings, Inc. (b)	43,874		1,053,415
	Forest Laboratories, Inc. (a)(b)	58,434		1,621,544
	Johnson & Johnson (a)	76,260		4,429,943
	King Pharmaceuticals, Inc. (a)(b)	143,332		1,255,588
	Merck & Co., Inc. (a)	38,373		1,322,334
	Pfizer, Inc. (a)	111,702		1,675,530
				12,388,642
	Real Estate Investment Trusts 1.4%
	Annaly Capital Management, Inc. (a)	99,396		1,729,491
	Duke Realty Corp. (a)	94,141		1,125,926
	General Growth Properties, Inc.	16,499		229,666
	Public Storage (a)	10,890		1,068,527
				4,153,610
	Real Estate Management & Development 0.2%
	Jones Lang LaSalle, Inc. (a)	8,360		647,566

	Road & Rail 0.5%
	Ryder System, Inc. (a)	32,816		1,433,075

	Semiconductors & Semiconductor Equipment 2.8%
	Advanced Micro Devices, Inc. (a)(b)	70,362		527,011
	Analog Devices, Inc.	7,115		211,387
	Broadcom Corp. Class A	176		6,341
	Fairchild Semiconductor International, Inc. (b)	6,889		62,552
	Intel Corp. (a)	211,080		4,348,248
	Micron Technology, Inc. (a)(b)	176,548		1,285,269
	Teradyne, Inc. (b)	84,472		908,919
	Texas Instruments, Inc. (a)	39,836		983,551
				8,333,278
	Software 4.9%
	BMC Software, Inc. (b)	20,573		731,987
	CA, Inc. (a)	82,890		1,621,328
	Compuware Corp. (b)	14,669		119,992
	Intuit, Inc. (a)(b)	43,816		1,741,686
	MICROS Systems, Inc. (a)(b)	18,043		645,579
¤	Microsoft Corp. (a)	254,611		6,571,510
	Oracle Corp. (a)	52,434		1,239,540
	Symantec Corp. (a)(b)	117,013		1,517,659
	Synopsys, Inc. (b)	4,842		105,749
				14,295,030
	Specialty Retail 5.5%
	Abercrombie & Fitch Co. Class A	3,385		125,042
	Advance Auto Parts, Inc. (a)	30,198		1,616,499
	Aeropostale, Inc. (b)	15,091		429,037
	American Eagle Outfitters, Inc.	934		11,497
	Best Buy Co., Inc. (a)	46,424		1,609,056
	Foot Locker, Inc.	26,127		355,066
	GameStop Corp. Class A (b)	27,178		544,919
	Gap, Inc. (The) (a)	80,757		1,462,509
	Home Depot, Inc. (The)	643		18,332
	Limited Brands, Inc. (a)	66,171		1,696,624
	Office Depot, Inc. (a)(b)	3,406		14,714
	PetSmart, Inc. (a)	47,625		1,478,756
	Ross Stores, Inc. (a)	29,580		1,557,683
	Signet Jewelers, Ltd. (a)(b)	34,970		1,041,057
	Staples, Inc. (a)	57,326		1,165,438
	TJX Cos., Inc. (a)	42,319		1,757,085
	Williams-Sonoma, Inc. (a)	51,286		1,369,849
				16,253,163
	Textiles, Apparel & Luxury Goods 0.9%
	Coach, Inc. (a)	19,889		735,297
	Fossil, Inc. (b)	6,407		253,717
	NIKE, Inc. Class B (a)	17,456		1,285,460
	Polo Ralph Lauren Corp.	3,315		261,918
				2,536,392
	Tobacco 0.6%
	Philip Morris International, Inc. (a)	31,963		1,631,392

	Trading Companies & Distributors 1.0%
	MSC Industrial Direct Co. (a)	2,990		150,666
	W.W. Grainger, Inc. (a)	15,372		1,721,818
	WESCO International, Inc. (a)(b)	32,720		1,175,629
				3,048,113
	Wireless Telecommunication Services 2.1%
	MetroPCS Communications, Inc. (a)(b)	135,660		1,214,157
	NII Holdings, Inc. (a)(b)	38,100		1,427,226
	Sprint Nextel Corp. (a)(b)	276,822		1,265,076
	Telephone and Data Systems, Inc. (a)	46,885		1,600,185
	United States Cellular Corp. (a)(b)	16,852		792,550
				6,299,194
	Total Common Stocks (Cost $369,276,282)			383,670,385

	Exchange Traded Fund 1.6% (c)

¤	S&P 500 Index―SPDR Trust Series 1 (a)	42,222		4,655,820

	Total Exchange Traded Fund (Cost $4,476,766)			4,655,820

		Principal Amount		Value
	Short-Term Investment 0.3%

	Repurchase Agreement 0.3%
	State Street Bank and Trust Co. 0.01%, dated 7/30/10 due 8/2/10 Proceeds at Maturity $836,355 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $805,000 and a Market Value of $853,381)	$836,355		836,355

	Total Short-Term Investment (Cost $836,355)			836,355

	Total Investments, Before Investments Sold Short (Cost $374,589,403) (d)	132.8%		389,162,560

		Shares		Value
	Investments Sold Short (32.8%)
	Common Stocks Sold Short (32.8%)

	Aerospace & Defense (0.8%)
	Alliant Techsystems, Inc. (b)	(14,862)		(998,132)
	BE Aerospace, Inc. (b)	(17,219)		(506,238)
	Spirit Aerosystems Holdings, Inc. Class A (b)	(41,779)		(850,203)
				(2,354,573)
	Air Freight & Logistics (0.3%)
	C.H. Robinson Worldwide, Inc.	(15,423)		(1,005,580)

	Automobiles (0.3%)
	Thor Industries, Inc.	(28,427)		(791,408)

	Beverages (0.4%)
	Central European Distribution Corp. (b)	(45,600)		(1,188,792)
	Constellation Brands, Inc. Class A (b)	(3,329)		(56,793)
				(1,245,585)
	Biotechnology (1.4%)
	Abraxis Bioscience, Inc. (b)	(19,308)		(1,453,699)
	Alexion Pharmaceuticals, Inc. (b)	(12,331)		(670,313)
	Amylin Pharmaceuticals, Inc. (b)	(10,242)		(193,779)
	BioMarin Pharmaceuticals, Inc. (b)	(5,290)		(115,587)
	Dendreon Corp. (b)	(9,932)		(326,862)
	Human Genome Sciences, Inc. (b)	(33,477)		(868,394)
	Regeneron Pharmaceuticals, Inc. (b)	(4,059)		(98,187)
	United Therapeutics Corp. (b)	(3,388)		(165,639)
	Vertex Pharmaceuticals, Inc. (b)	(8,317)		(279,950)
				(4,172,410)
	Building Products (0.1%)
	USG Corp. (b)	(19,345)		(232,527)

	Capital Markets (1.7%)
	Affiliated Managers Group, Inc. (b)	(3,423)		(242,451)
	Ares Capital Corp.	(67,819)		(950,144)
	E*Trade Financial Corp. (b)	(49,994)		(731,412)
	Greenhill & Co., Inc.	(5,438)		(370,056)
	Invesco, Ltd.	(33,536)		(655,294)
	Janus Capital Group, Inc.	(4,430)		(46,426)
	Jefferies Group, Inc.	(31,365)		(774,402)
	Lazard, Ltd. Class A	(36,460)		(1,081,768)
				(4,851,953)
	Chemicals (1.2%)
	FMC Corp.	(16,521)		(1,032,397)
	Intrepid Potash, Inc. (b)	(49,863)		(1,206,685)
	Monsanto Co.	(11,829)		(684,189)
	Scotts Miracle-Gro Co. (The) Class A	(9,801)		(472,898)
				(3,396,169)
	Commercial Banks (0.4%)
	Associated Banc-Corp.	(33,383)		(453,675)
	Whitney Holding Corp.	(31,356)		(254,611)
	Wilmington Trust Corp.	(35,290)		(357,840)
				(1,066,126)
	Communications Equipment (0.2%)
	Brocade Communications Systems, Inc. (b)	(10,551)		(52,228)
	Ciena Corp. (b)	(50,605)		(662,419)
				(714,647)
	Computers & Peripherals (0.2%)
	NCR Corp. (b)	(34,898)		(478,103)

	Construction & Engineering (1.3%)
	Aecom Technology Corp. (b)	(52,113)		(1,258,008)
	KBR, Inc.	(61,681)		(1,380,421)
	Quanta Services, Inc. (b)	(49,329)		(1,059,587)
				(3,698,016)
	Construction Materials (0.5%)
	Eagle Materials, Inc.	(14,905)		(364,576)
	Martin Marietta Materials, Inc.	(2,258)		(192,833)
	Vulcan Materials Co.	(17,319)		(783,512)
				(1,340,921)
	Consumer Finance (0.1%)
	SLM Corp. (b)	(6,004)		(72,048)
	Student Loan Corp. (The)	(7,371)		(185,012)
				(257,060)
	Containers & Packaging (0.8%)
	Bemis Co., Inc.	(6,427)		(192,553)
	Greif, Inc. Class A	(14,763)		(880,317)
	Pactiv Corp. (b)	(45,333)		(1,379,030)
				(2,451,900)
	Distributors (0.3%)
	LKQ Corp. (b)	(39,257)		(776,503)

	Diversified Consumer Services (0.3%)
	Service Corp. International	(7,797)		(66,430)
	Weight Watchers International, Inc.	(30,576)		(837,477)
				(903,907)
	Diversified Financial Services (0.4%)
	Interactive Brokers Group, Inc. (b)	(15,418)		(255,168)
	MSCI, Inc. Class A (b)	(21,299)		(687,318)
	NASDAQ OMX Group, Inc. (The) (b)	(5,842)		(113,744)
	NYSE Euronext	(33)		(956)
				(1,057,186)
	Electric Utilities (0.3%)
	Great Plains Energy, Inc.	(35,638)		(639,346)
	Pepco Holdings, Inc.	(16,424)		(277,730)
				(917,076)
	Electronic Equipment & Instruments (0.3%)
	FLIR Systems, Inc. (b)	(502)		(14,939)
	Ingram Micro, Inc. Class A (b)	(50,082)		(827,855)
	Molex, Inc.	(5,074)		(100,009)
				(942,803)
	Energy Equipment & Services (0.8%)
	Cameron International Corp. (b)	(3,893)		(154,124)
	Dresser-Rand Group, Inc. (b)	(39,032)		(1,452,381)
	Weatherford International, Ltd. (b)	(44,050)		(713,610)
				(2,320,115)
	Food & Staples Retailing (0.0%)‡
	Rite Aid Corp. (b)	(50,575)		(50,019)

	Food Products (0.7%)
	Bunge, Ltd.	(19,272)		(956,855)
	Green Mountain Coffee Roasters, Inc. (b)	(36,015)		(1,108,902)
				(2,065,757)
	Health Care Equipment & Supplies (0.3%)
	Edwards Lifesciences Corp. (b)	(16,179)		(935,146)
	Gen-Probe, Inc. (b)	(385)		(17,313)
	Thoratec Corp. (b)	(529)		(19,457)
				(971,916)
	Health Care Providers & Services (0.9%)
	Brookdale Senior Living, Inc. (b)	(19,198)		(272,228)
	Emdeon, Inc. (b)	(52,560)		(657,000)
	Mednax, Inc. (b)	(9,211)		(434,299)
	Patterson Cos., Inc.	(27,030)		(721,160)
	Tenet Healthcare Corp. (b)	(51,313)		(236,040)
	VCA Antech, Inc. (b)	(18,335)		(382,101)
				(2,702,828)
	Health Care Technology (0.2%)
	Allscripts-Misys Healthcare Solutions, Inc. (b)	(17,010)		(283,897)
	SXC Health Solutions Corp. (b)	(2,721)		(184,756)
				(468,653)
	Hotels, Restaurants & Leisure (1.1%)
	Boyd Gaming Corp. (b)	(30,153)		(255,094)
	Choice Hotels International, Inc.	(32,054)		(1,058,103)
	Hyatt Hotels Corp. Class A (b)	(6,981)		(273,027)
	MGM Mirage (b)	(34,717)		(377,027)
	WMS Industries, Inc. (b)	(32,030)		(1,233,475)
				(3,196,726)
	Household Durables (1.4%)
	Lennar Corp. Class A	(56,349)		(832,275)
	M.D.C. Holdings, Inc.	(38,111)		(1,109,792)
	NVR, Inc. (b)	(1,773)		(1,110,785)
	Toll Brothers, Inc. (b)	(69,304)		(1,203,117)
				(4,255,969)
	Independent Power Producers & Energy Traders (0.7%)
	Dynegy, Inc. (b)	(39,174)		(139,068)
	Ormat Technologies, Inc.	(39,764)		(1,106,234)
	RRI Energy, Inc. (b)	(242,047)		(956,086)
				(2,201,388)
	Industrial Conglomerates (0.0%)‡
	McDermott International, Inc. (b)	(5,286)		(124,274)

	Insurance (1.6%)
	American National Insurance Co.	(3,865)		(302,552)
	Erie Indemnity Co. Class A	(3,744)		(183,568)
	Lincoln National Corp.	(10,326)		(268,889)
	Markel Corp. (b)	(962)		(325,156)
	MBIA, Inc. (b)	(52,505)		(455,744)
	Old Republic International Corp.	(98,023)		(1,226,268)
	OneBeacon Insurance Group, Ltd. Class A	(43,972)		(698,715)
	Wesco Financial Corp.	(210)		(71,169)
	XL Group PLC	(73,496)		(1,303,084)
				(4,835,145)
	Internet Software & Services (0.4%)
	Monster Worldwide, Inc. (b)	(80,907)		(1,110,044)

	IT Services (0.8%)
	Alliance Data Systems Corp. (b)	(4,116)		(236,588)
	Fidelity National Information Services, Inc.	(20,833)		(597,282)
	Genpact, Ltd. (b)	(69,836)		(1,052,428)
	Mastercard, Inc. Class A	(2,425)		(509,347)
				(2,395,645)
	Life Sciences Tools & Services (0.5%)
	Illumina, Inc. (b)	(4,861)		(217,918)
	PerkinElmer, Inc.	(2,830)		(55,072)
	Techne Corp.	(19,585)		(1,143,764)
				(1,416,754)
	Machinery (0.6%)
	Bucyrus International, Inc.	(9,508)		(591,588)
	Donaldson Co., Inc.	(178)		(8,450)
	Kennametal, Inc.	(165)		(4,519)
	Pentair, Inc.	(17,370)		(594,054)
	Terex Corp. (b)	(28,118)		(555,049)
				(1,753,660)
	Marine (0.2%)
	Alexander & Baldwin, Inc.	(14,428)		(484,059)

	Media (1.4%)
	Central European Media Enterprises, Ltd. Class A (b)	(14,189)		(305,064)
	Discovery Communications, Inc. Class A (b)	(9,994)		(385,868)
	Discovery Communications, Inc. Class C (b)	(12,167)		(418,301)
	DreamWorks Animation SKG, Inc. Class A (b)	(39,342)		(1,225,897)
	Lamar Advertising Co. Class A (b)	(12,340)		(337,499)
	Liberty Media Corp. - Capital, Series A (b)	(1,219)		(56,854)
	Meredith Corp.	(267)		(8,477)
	Morningstar, Inc. (b)	(18,305)		(823,908)
	New York Times Co. (The) Class A (b)	(29,590)		(258,617)
	Scripps Networks Interactive, Inc. Class A	(721)		(30,736)
	Viacom, Inc.	(10,065)		(332,548)
				(4,183,769)
	Metals & Mining (1.3%)
	AK Steel Holding Corp.	(78,801)		(1,102,426)
	Allegheny Technologies, Inc.	(662)		(31,518)
	Cliffs Natural Resources, Inc.	(2,920)		(165,184)
	Compass Minerals International, Inc.	(16,639)		(1,176,211)
	Royal Gold, Inc.	(23,907)		(1,055,016)
	Schnitzer Steel Industries, Inc. Class A	(5,860)		(268,505)
				(3,798,860)
	Multiline Retail (0.1%)
	Dollar General Corp. (b)	(7,383)		(215,436)

	Oil, Gas & Consumable Fuels (0.7%)
	Atlas Energy, Inc. (b)	(4,615)		(136,558)
	Cobalt International Energy, Inc. (b)	(129,267)		(1,080,672)
	Denbury Resources, Inc. (b)	(35,144)		(556,681)
	EXCO Resources, Inc.	(13,617)		(197,583)
	Holly Corp.	(33)		(882)
	Massey Energy Co.	(422)		(12,905)
	Plains Exploration & Production Co. (b)	(519)		(11,703)
	Southern Union Co.	(226)		(5,101)
	Tesoro Corp.	(6,212)		(80,197)
				(2,082,282)
	Paper & Forest Products (0.1%)
	Weyerhaeuser Co.	(9,807)		(159,070)

	Professional Services (0.4%)
	Manpower, Inc.	(2,827)		(135,639)
	Towers Watson & Co. Class A	(17,868)		(795,305)
	Verisk Analytics, Inc. Class A (b)	(12,612)		(374,450)
				(1,305,394)
	Real Estate Investment Trusts (0.5%)
	Chimera Investment Corp.	(261,365)		(1,011,482)
	Corporate Office Properties Trust	(11,868)		(445,050)
	ProLogis	(11,959)		(129,875)
				(1,586,407)
	Real Estate Management & Development (0.3%)
	Forest City Enterprises, Inc. Class A (b)	(45,509)		(577,964)
	St. Joe Co. (The) (b)	(14,027)		(361,757)
				(939,721)
	Semiconductors & Semiconductor Equipment (2.0%)
	Atmel Corp. (b)	(32,608)		(170,540)
	Avago Technologies, Ltd. (b)	(12,391)		(269,628)
	Integrated Device Technology, Inc. (b)	(5,522)		(32,083)
	International Rectifier Corp. (b)	(54,185)		(1,058,233)
	Lam Research Corp. (b)	(5,843)		(246,516)
	Linear Technology Corp.	(3,889)		(123,981)
	LSI Corp. (b)	(928)		(3,740)
	MEMC Electronic Materials, Inc. (b)	(126,388)		(1,208,269)
	Novellus Systems, Inc. (b)	(48,478)		(1,294,848)
	PMC-Sierra, Inc. (b)	(129,852)		(1,051,801)
	Varian Semiconductor Equipment Associates, Inc. (b)	(10,788)		(304,869)
				(5,764,508)
	Software (0.8%)
	Cadence Design Systems, Inc. (b)	(148,104)		(1,030,804)
	Electronic Arts, Inc. (b)	(16,529)		(263,307)
	Novell, Inc. (b)	(49,911)		(301,462)
	Rovi Corp. (b)	(16,817)		(748,357)
				(2,343,930)
	Specialty Retail (2.0%)
	Aaron's, Inc.	(29,484)		(535,429)
	AutoNation, Inc. (b)	(38,094)		(930,636)
	CarMax, Inc. (b)	(35,457)		(748,143)
	O'Reilly Automotive, Inc. (b)	(25,972)		(1,279,900)
	Penske Auto Group, Inc. (b)	(28,680)		(401,520)
	RadioShack Corp.	(49,005)		(1,055,568)
	Urban Outfitters, Inc. (b)	(26,060)		(838,090)
				(5,789,286)
	Textiles, Apparel & Luxury Goods (0.0%)‡
	Phillips-Van Heusen Corp.	(1,270)		(65,900)

	Thrifts & Mortgage Finance (1.1%)
	Capitol Federal Financial	(30,845)		(969,458)
	First Niagara Financial Group, Inc.	(104,941)		(1,407,259)
	People's United Financial, Inc.	(37,285)		(516,024)
	TFS Financial Corp.	(22,919)		(285,571)
				(3,178,312)
	Water Utilities (0.5%)
	Aqua America, Inc.	(74,258)		(1,447,288)

	Wireless Telecommunication Services (0.1%)
	Clearwire Corp. Class A (b)	(17,304)		(120,782)
	SBA Communications Corp. Class A (b)	(1,459)		(52,787)
				(173,569)
	Total Common Stocks Sold Short (Proceeds $95,177,877)			(96,041,137)

	Total Investments Sold Short (Proceeds $95,177,877)	(32.8	) %	(96,041,137)

	Total Investments, Net of Investments Sold Short (Cost $279,411,526)	100.0		293,121,423

	Other Assets, Less Liabilities	0.0	‡	35,247
	Net Assets	100.0%		$293,156,670

¤	Among the Fund's 10 largest holdings, as of July 31, 2010, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(b)	Non-income producing security.
(c)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(d)	At July 31, 2010, cost is $384,480,016 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$27,414,107
Gross unrealized depreciation	(22,731,563)
Net unrealized appreciation	$4,682,544

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Investments in Securities (a)
Common Stocks	$383,670,385	$—	$—	$383,670,385
Exchange Traded Fund	4,655,820	—	—	4,655,820
Short-Term Investment
Repurchase Agreement	—	836,355	—	836,355
Total Investments in Securities	$388,326,205	$836,355	$—	$389,162,560

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

Liability Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments Sold Short (a)
Common Stocks Sold Short	$(96,041,137)	$—	$—	$(96,041,137)
Total Investments Sold Short	$(96,041,137)	$—	$—	$(96,041,137)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

At July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay 130/30 Growth Fund
Portfolio of Investments ††† July 31, 2010 unaudited
		Shares		Value
	Common Stocks 120.8%†

	Aerospace & Defense 3.1%
	General Dynamics Corp.	1,919		$117,539
	Precision Castparts Corp.	1,197		146,261
	Rockwell Collins, Inc. (a)	3,317		189,600
				453,400
	Airlines 1.4%
	AMR Corp. (b)	15,739		111,432
	Delta Air Lines, Inc. (b)	7,614		90,454
				201,886
	Auto Components 2.0%
	Tenneco, Inc. (b)	4,369		120,584
	TRW Automotive Holdings Corp. (b)	4,962		174,117
				294,701
	Beverages 2.5%
¤	PepsiCo, Inc. (a)	5,652		366,871

	Biotechnology 3.2%
	Alexion Pharmaceuticals, Inc. (b)	1,538		83,606
	Amgen, Inc. (b)	2,180		118,875
	Celgene Corp. (a)(b)	3,178		175,267
	Gilead Sciences, Inc. (a)(b)	3,076		102,492
				480,240
	Building Products 0.5%
	Simpson Manufacturing Co., Inc.	2,910		75,049

	Capital Markets 1.1%
	Affiliated Managers Group, Inc. (b)	2,210		156,534

	Chemicals 2.6%
	Ashland, Inc.	2,668		135,668
	Praxair, Inc.	2,847		247,176
				382,844
	Communications Equipment 5.7%
	Cisco Systems, Inc. (a)(b)	14,747		340,213
	Juniper Networks, Inc. (b)	7,886		219,073
	QUALCOMM, Inc. (a)	7,337		279,393
				838,679
	Computers & Peripherals 11.0%
¤	Apple, Inc. (a)(b)	2,652		682,226
	Dell, Inc. (b)	7,826		103,616
	EMC Corp. (a)(b)	14,351		284,006
¤	Hewlett-Packard Co. (a)	8,310		382,593
	NetApp, Inc. (b)	4,207		177,956
				1,630,397
	Construction & Engineering 1.0%
	Fluor Corp.	3,205		154,770

	Consumer Finance 2.8%
	American Express Co. (a)	5,921		264,314
	Capital One Financial Corp.	3,701		156,663
				420,977
	Diversified Consumer Services 0.5%
	DeVry, Inc.	1,369		73,652

	Diversified Financial Services 2.0%
	CME Group, Inc.	454		126,575
	JPMorgan Chase & Co. (a)	4,236		170,626
				297,201
	Electrical Equipment 1.8%
	Emerson Electric Co.	5,536		274,253

	Electronic Equipment & Instruments 1.8%
	Agilent Technologies, Inc. (a)(b)	4,083		114,038
	Amphenol Corp. Class A	3,461		155,053
				269,091
	Energy Equipment & Services 3.5%
	Dresser-Rand Group, Inc. (a)(b)	4,377		162,868
¤	Schlumberger, Ltd. (a)	5,938		354,261
				517,129
	Food & Staples Retailing 3.5%
	Costco Wholesale Corp. (a)	3,903		221,339
	Wal-Mart Stores, Inc. (a)	5,671		290,299
				511,638
	Food Products 1.8%
	General Mills, Inc.	3,840		131,328
	Green Mountain Coffee Roasters, Inc. (b)	4,582		141,080
				272,408
	Health Care Equipment & Supplies 0.7%
	Hospira, Inc. (b)	2,013		104,877

	Health Care Providers & Services 5.0%
	AmerisourceBergen Corp. (a)	5,896		176,703
	DaVita, Inc. (a)(b)	3,107		178,093
	Medco Health Solutions, Inc. (a)(b)	3,829		183,792
	UnitedHealth Group, Inc. (a)	6,593		200,757
				739,345
	Hotels, Restaurants & Leisure 4.7%
¤	McDonald's Corp. (a)	5,435		378,983
	Starbucks Corp.	2,709		67,319
	Starwood Hotels & Resorts Worldwide, Inc.	5,152		249,614
				695,916
	Household Products 0.9%
	Procter & Gamble Co. (The) (a)	2,305		140,974

	Internet & Catalog Retail 2.4%
	Amazon.com, Inc. (a)(b)	2,111		248,866
	Priceline.com, Inc. (a)(b)	452		101,429
				350,295
	Internet Software & Services 4.2%
	Akamai Technologies, Inc. (b)	2,335		89,571
	Baidu, Inc., Sponsored ADR (b)(c)	271		22,062
¤	Google, Inc. Class A (a)(b)	868		420,850
	Yahoo!, Inc. (b)	6,675		92,649
				625,132
	IT Services 6.0%
	Cognizant Technology Solutions Corp. Class A (b)	4,266		232,753
¤	International Business Machines Corp. (a)	3,323		426,673
	MasterCard, Inc. Class A	489		102,710
	Visa, Inc. Class A	1,666		122,201
				884,337
	Leisure Equipment & Products 0.7%
	Mattel, Inc. (a)	4,779		101,124

	Life Sciences Tools & Services 0.9%
	Thermo Fisher Scientific, Inc. (a)(b)	3,057		137,137

	Machinery 6.8%
	Cummins, Inc. (a)	3,514		279,750
	Danaher Corp.	5,774		221,779
	Deere & Co.	2,871		191,438
	Ingersoll-Rand PLC (a)	3,553		133,095
	Joy Global, Inc.	3,164		187,847
				1,013,909
	Media 0.6%
	Discovery Communications, Inc. Class A (b)	1,152		44,479
	News Corp. Class A	3,142		41,003
				85,482
	Metals & Mining 1.9%
	Cliffs Natural Resources, Inc.	1,584		89,607
	Freeport-McMoRan Copper & Gold, Inc.	2,694		192,729
				282,336
	Multiline Retail 1.7%
	Target Corp. (a)	4,986		255,882

	Oil, Gas & Consumable Fuels 5.8%
	Alpha Natural Resources, Inc. (b)	3,893		149,219
	EOG Resources, Inc. (a)	1,742		169,845
	Exxon Mobil Corp. (a)	1,978		118,047
	Mariner Energy, Inc. (a)(b)	3,932		93,935
	Occidental Petroleum Corp. (a)	2,210		172,225
	Southwestern Energy Co. (a)(b)	4,290		156,371
				859,642
	Pharmaceuticals 5.5%
¤	Abbott Laboratories (a)	7,010		344,051
	Allergan, Inc.	2,959		180,676
	Johnson & Johnson (a)	3,165		183,855
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (a)(c)	2,085		101,852
				810,434
	Road & Rail 2.6%
	Con-Way, Inc.	3,863		130,145
	Union Pacific Corp. (a)	3,436		256,566
				386,711
	Semiconductors & Semiconductor Equipment 3.9%
	Broadcom Corp. Class A (a)	7,041		253,687
	Intel Corp. (a)	8,465		174,379
	Texas Instruments, Inc. (a)	6,219		153,547
				581,613
	Software 7.9%
	Citrix Systems, Inc. (b)	3,214		176,834
	Intuit, Inc. (a)(b)	5,162		205,190
¤	Microsoft Corp. (a)	15,957		411,850
¤	Oracle Corp. (a)	15,648		369,919
				1,163,793
	Specialty Retail 2.9%
	JoS A. Bank Clothiers, Inc. (b)	2,236		131,208
	Monro Muffler Brake, Inc.	2,112		86,676
	O'Reilly Automotive, Inc. (b)	2,745		135,274
	Tiffany & Co.	1,752		73,707
				426,865
	Textiles, Apparel & Luxury Goods 1.8%
	NIKE, Inc. Class B (a)	3,700		272,468

	Tobacco 0.6%
	Philip Morris International, Inc.	1,879		95,904

	Wireless Telecommunication Services 1.5%
	American Tower Corp. Class A (a)(b)	4,676		216,218

	Total Common Stocks (Cost $17,677,275)			17,902,114

	Exchange Traded Fund 1.4% (d)

	iShares Russell 1000 Growth Index Fund	4,156		203,229

	Total Exchange Traded Fund (Cost $203,231)			203,229

		Principal Amount		Value
	Short-Term Investment 1.8%

	Repurchase Agreement 1.8%
	State Street Bank and Trust Co. 0.01%, dated 7/30/10 due 8/2/10 Proceeds at Maturity $261,513 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $255,000 and a Market Value of $270,326)	$261,513		261,513

	Total Short-Term Investment (Cost $261,513)			261,513

	Total Investments, Before Investments Sold Short (Cost $18,142,019) (e)	124.0%		18,366,856

	Investments Sold Short (23.5%)
		Shares		Value
	Common Stocks Sold Short (23.0%)

	Air Freight & Logistics (0.2%)
	C.H. Robinson Worldwide, Inc.	(367)		(23,927)

	Automobiles (0.4%)
	Toyota Motor Corp., Sponsored ADR (c)	(939)		(65,946)

	Beverages (0.2%)
	Constellation Brands, Inc. Class A (b)	(2,034)		(34,700)

	Capital Markets (0.9%)
	Federated Investors, Inc. Class B	(2,019)		(42,843)
	Janus Capital Group, Inc.	(4,070)		(42,654)
	Legg Mason, Inc.	(1,703)		(49,200)
				(134,697)
	Chemicals (0.7%)
	Intrepid Potash, Inc. (b)	(2,277)		(55,103)
	RPM International, Inc.	(2,339)		(43,903)
				(99,006)
	Commercial Banks (0.8%)
	Comerica, Inc.	(1,110)		(42,580)
	East-West Bancorp, Inc.	(3,075)		(47,939)
	SunTrust Banks, Inc.	(1,300)		(33,735)
				(124,254)
	Commercial Services & Supplies (0.7%)
	Geo Group, Inc. (The) (b)	(684)		(14,761)
	Pitney Bowes, Inc.	(3,839)		(93,710)
				(108,471)
	Communications Equipment (0.7%)
	Nokia Corp., Sponsored ADR (c)	(6,069)		(57,716)
	Research In Motion, Ltd. (b)	(751)		(43,205)
				(100,921)
	Containers & Packaging (0.6%)
	Greif, Inc. Class A	(935)		(55,754)
	Rock-Tenn Co. Class A	(566)		(30,123)
				(85,877)
	Diversified Telecommunication Services (0.8%)
	AT&T, Inc.	(2,370)		(61,478)
	Telefonica S.A., Sponsored ADR (c)	(856)		(58,585)
				(120,063)
	Electric Utilities (0.6%)
	N.V. Energy, Inc.	(2,991)		(37,986)
	Westar Energy, Inc.	(2,220)		(53,013)
				(90,999)
	Electronic Equipment & Instruments (1.3%)
	Arrow Electronics, Inc. (b)	(1,716)		(42,540)
	Brightpoint, Inc. (b)	(6,870)		(54,410)
	FLIR Systems, Inc. (b)	(1,666)		(49,580)
	Tech Data Corp. (b)	(1,080)		(42,725)
				(189,255)
	Energy Equipment & Services (0.3%)
	Dril-Quip, Inc. (b)	(821)		(42,922)

	Food & Staples Retailing (0.3%)
	Safeway, Inc.	(1,835)		(37,691)

	Food Products (0.3%)
	J.M. Smucker Co. (The)	(814)		(50,004)

	Health Care Equipment & Supplies (0.9%)
	Alcon, Inc.	(322)		(49,936)
	Covidien PLC	(1,269)		(47,359)
	St. Jude Medical, Inc. (b)	(947)		(34,821)
				(132,116)
	Health Care Providers & Services (1.5%)
	CIGNA Corp.	(1,256)		(38,635)
	Health Net, Inc. (b)	(2,028)		(47,759)
	Lincare Holdings, Inc.	(2,137)		(50,775)
	Tenet Healthcare Corp. (b)	(11,295)		(51,957)
	Universal Health Services, Inc. Class B	(1,022)		(36,761)
				(225,887)
	Health Care Technology (0.4%)
	Cerner Corp. (b)	(672)		(52,046)

	Hotels, Restaurants & Leisure (0.7%)
	Carnival Corp.	(957)		(33,189)
	Ctrip.com International, Ltd., ADR (b)(c)	(1,575)		(63,409)
				(96,598)
	Independent Power Producers & Energy Traders (0.2%)
	Ormat Technologies, Inc.	(1,014)		(28,210)

	Insurance (1.2%)
	Aflac, Inc.	(1,010)		(49,682)
	Brown & Brown, Inc.	(1,829)		(36,617)
	Everest Re Group, Ltd.	(465)		(36,093)
	Marsh & McLennan Cos., Inc.	(2,199)		(51,720)
				(174,112)
	Internet Software & Services (0.3%)
	eBay, Inc. (b)	(2,429)		(50,790)

	IT Services (0.3%)
	Fidelity National Information Services, Inc.	(1,553)		(44,525)

	Machinery (1.1%)
	Caterpillar, Inc.	(542)		(37,804)
	Pall Corp.	(1,336)		(51,089)
	Terex Corp. (b)	(2,343)		(46,251)
	Valmont Industries, Inc.	(435)		(30,907)
				(166,051)
	Media (0.2%)
	DISH Network Corp. Class A	(1,509)		(30,301)

	Multi-Utilities (0.2%)
	Consolidated Edison, Inc.	(676)		(31,177)

	Multiline Retail (0.6%)
	Dollar General Corp. (b)	(1,247)		(36,387)
	J.C. Penney Co., Inc.	(2,211)		(54,457)
				(90,844)
	Oil, Gas & Consumable Fuels (0.9%)
	Chesapeake Energy Corp.	(1,758)		(36,971)
	Peabody Energy Corp.	(1,517)		(68,492)
	Royal Dutch Shell PLC, ADR (c)	(650)		(34,723)
				(140,186)
	Paper & Forest Products (0.4%)
	International Paper Co.	(2,138)		(51,740)

	Real Estate Investment Trusts (0.6%)
	General Growth Properties, Inc.	(4,160)		(57,907)
	UDR, Inc.	(1,429)		(30,166)
				(88,073)
	Real Estate Management & Development (0.4%)
	St. Joe Co. (The) (b)	(2,436)		(62,825)

	Semiconductors & Semiconductor Equipment (1.7%)
	Analog Devices, Inc.	(1,451)		(43,109)
	ASML Holding N.V.	(2,651)		(85,336)
	Cypress Semiconductor Corp. (b)	(1,262)		(13,377)
	Hittite Microwave Corp. (b)	(294)		(13,512)
	Marvell Technology Group, Ltd. (b)	(1,496)		(22,321)
	NVIDIA Corp. (b)	(3,364)		(30,915)
	Xilinx, Inc.	(1,650)		(46,068)
				(254,638)
	Software (1.7%)
	Activision Blizzard, Inc.	(3,046)		(36,186)
	Compuware Corp. (b)	(5,528)		(45,219)
	FactSet Research Systems, Inc.	(722)		(54,150)
	Red Hat, Inc. (b)	(1,426)		(45,846)
	SAP A.G., Sponsored ADR (c)	(1,425)		(65,365)
				(246,766)
	Specialty Retail (0.6%)
	Limited Brands, Inc.	(1,964)		(50,357)
	Signet Jewelers, Ltd. (b)	(1,392)		(41,440)
				(91,797)
	Thrifts & Mortgage Finance (0.3%)
	TFS Financial Corp.	(3,229)		(40,233)

	Total Common Stocks Sold Short (Proceeds $3,426,907)			(3,407,648)

	Exchange Traded Fund Sold Short (0.5%) (d)

	S&P 500 Index—SPDR Trust Series 1	(632)		(69,691)

	Total Exchange Traded Fund Sold Short (Proceeds $69,661)			(69,691)

	Total Investments Sold Short (Proceeds $3,496,568)	(23.5	) %	(3,477,339)

	Total Investments, Net of Investments Sold Short (Cost $14,645,451)	100.5		14,889,517

	Other Assets, Less Liabilities	(0.5)		(69,440)
	Net Assets	100.0%		$14,820,077

¤	Among the Fund's 10 largest holdings, as of July 31, 2010, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
(a)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(b)	Non-income producing security.
(c)	ADR - American Depositary Receipt.
(d)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(e)	At July 31, 2010, cost is $19,764,641 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$796,441
Gross unrealized depreciation	(2,194,226)
Net unrealized depreciation	$(1,397,785)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$17,902,114	$—	$—	$17,902,114
Exchange Traded Funds	203,229	—	—	203,229
Short-Term Investment
Repurchase Agreement	—	261,513	—	261,513
Total Investments in Securities	$18,105,343	$261,513	$—	$18,366,856

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

Liability Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments Sold Short (a)
Common Stocks Sold Short	$(3,407,648)	$—	$—	$(3,407,648)
Exchange Traded Funds Sold Short	(69,691)	—	—	(69,691)
Total Investments Sold Short	$(3,477,339)	$—	$—	$(3,477,339)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

At July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay 130/30 International Fund
Portfolio of Investments ††† July 31, 2010 unaudited
		Shares		Value
	Common Stocks 128.4%†

	Australia 11.8%
	Amcor, Ltd. (Containers & Packaging) (a)	151,482		$899,020
	Ansell, Ltd. (Health Care Equipment & Supplies) (a)	37,052		430,744
	Babcock & Brown Wind Partners (Independent Power Producers & Energy Traders)	190,541		134,458
	Beach Petroleum, Ltd. (Oil, Gas & Consumable Fuels)	129,793		78,674
	BGP Holdings PLC (Diversified Financial Services) (b)	106,339		10
¤	BHP Billiton, Ltd. (Metals & Mining) (a)	63,259		2,296,084
	BlueScope Steel, Ltd. (Metals & Mining) (a)(c)	240,445		515,547
	Brambles, Ltd. (Commercial Services & Supplies) (a)	22,565		110,238
	Caltex Australia, Ltd. (Oil, Gas & Consumable Fuels) (a)	96,315		894,888
	Commonwealth Bank of Australia (Commercial Banks) (a)	25,750		1,224,439
	G.U.D Holdings, Ltd. (Household Durables)	6,545		55,364
	Goodman Fielder, Ltd. (Food Products) (a)	544,594		657,747
	Harvey Norman Holdings, Ltd. (Multiline Retail) (a)	51,308		162,464
	Independence Group NL (Metals & Mining)	10,734		54,382
	Kingsgate Consolidated, Ltd. (Metals & Mining)	63,675		563,394
	Macquarie Airports (Transportation Infrastructure) (a)	313,874		840,527
	Macquarie Infrastructure Group (Transportation Infrastructure) (a)	434,589		577,964
	Medusa Mining, Ltd. (Metals & Mining) (c)	18,988		66,652
	Monadelphous Group, Ltd. (Construction & Engineering)	11,023		135,127
	Mount Gibson Iron, Ltd. (Metals & Mining) (c)	452,618		679,742
	OZ Minerals, Ltd. (Metals & Mining) (a)(c)	37,150		41,340
	Seven Group Holdings, Ltd. (Media)	25,678		142,405
	Sigma Pharmaceuticals, Ltd. (Health Care Providers & Services) (a)	84,193		33,134
	Southern Cross Media Group, Ltd. (Media)	39,250		65,515
	Spotless Group, Ltd. (Commercial Services & Supplies) (a)	57,959		107,493
	Telstra Corp, Ltd. (Diversified Telecommunication Services)	197,432		575,146
	Toll Holdings, Ltd. (Air Freight & Logistics) (a)	93,451		502,198
	Westfield Group (Real Estate Investment Trusts) (a)	100,382		1,108,858
	Westpac Banking Corp. (Commercial Banks) (a)	30,381		659,382
				13,612,936
	Austria 0.8%
	Andritz A.G. (Machinery)	667		41,830
	OMV A.G. (Oil, Gas & Consumable Fuels) (a)	16,331		546,622
	Raiffeisen International Bank Holding A.G. (Commercial Banks)	6,236		283,451
	RHI A.G. (Construction Materials) (c)	119		3,549
				875,452
	Belgium 1.3%
	AGFA-Gevaert N.V. (Health Care Technology) (c)	38,115		230,467
	Barco N.V. (Electronic Equipment & Instruments) (c)	704		35,174
	Bekaert S.A. (Electrical Equipment)	1,847		401,715
	D'ieteren S.A. (Distributors)	734		353,910
	Delhaize Group (Food & Staples Retailing) (a)	6,204		458,162
	Omega Pharma S.A. (Health Care Equipment & Supplies)	1,614		68,988
				1,548,416
	Bermuda 2.8%
	Cosco International Holdings, Ltd. (Construction & Engineering)	618,000		334,957
	First Pacific Co., Ltd./Hong Kong (Diversified Financial Services)	422,000		302,612
	Giordano International, Ltd. (Specialty Retail)	138,000		71,243
	GuocoLeisure, Ltd. (Hotels, Restaurants & Leisure) (a)	224,000		102,956
	Jardine Matheson Holdings, Ltd. (Industrial Conglomerates) (a)	16,000		633,600
	Johnson Electric Holdings, Ltd. (Electrical Equipment)	771,500		363,526
	Texwinca Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	260,000		265,774
	TPV Technology, Ltd. (Computers & Peripherals)	322,000		203,129
	VTech Holdings, Ltd. (Communications Equipment)	65,000		693,306
	Yue Yuen Industrial Holdings, Ltd. (Textiles, Apparel & Luxury Goods) (a)	73,500		237,509
				3,208,612
	Cayman Islands 2.1%
	ASM Pacific Technology, Ltd. (Semiconductors & Semiconductor Equipment) (a)	2,700		24,628
	Bosideng International Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	1,322,000		408,471
	Chaoda Modern Agriculture Holdings, Ltd. (Food Products)	234,000		251,548
	Fufeng Group, Ltd. (Chemicals)	78,000		54,226
	Kingboard Chemical Holdings, Ltd. (Electronic Equipment & Instruments) (a)	87,500		403,846
	Kingboard Laminates Holdings, Ltd. (Electronic Equipment & Instruments)	351,000		351,113
	Lonking Holdings, Ltd. (Machinery)	560,000		425,362
	Polytec Asset Holdings, Ltd. (Capital Markets)	1,545,000		282,446
	Truly International Holdings (Electronic Equipment & Instruments)	38,000		51,759
	United Laboratories International Holdings, Ltd. (The) (Pharmaceuticals)	12,000		18,570
	XTEP International Holdings (Textiles, Apparel & Luxury Goods)	243,000		174,566
				2,446,535
	Cyprus 0.2%
	ProSafe SE (Energy Equipment & Services)	61,314		284,395

	Denmark 1.0%
	A P Moller - Maersk A/S (Marine)	9		75,896
	Coloplast A/S (Health Care Equipment & Supplies) (a)	4,546		472,246
	Danisco A/S (Food Products)	6,476		492,548
	Novo-Nordisk A/S Class B (Pharmaceuticals)	717		61,329
				1,102,019
	Finland 2.4%
	Amer Sports Oyj (Leisure Equipment & Products)	17,884		198,330
	Cargotec Oyj (Machinery)	13,494		484,283
	Cramo Oyj (Trading Companies & Distributors) (c)	4,144		72,958
	Fortum Oyj (Electric Utilities) (a)	10,371		241,242
	Huhtamaki Oyj (Containers & Packaging)	36,088		449,118
	Kemira Oyj (Chemicals)	7,489		100,521
	Metso Oyj (Machinery) (a)	21,511		848,251
	Orion Oyj (Pharmaceuticals)	18,433		355,991
	UPM-Kymmene Oyj (Paper & Forest Products)	4,073		59,128
				2,809,822
	France 9.5%
	Arkema S.A. (Chemicals)	15,701		684,413
¤	BNP Paribas S.A. (Commercial Banks) (a)	22,832		1,568,309
	CNP Assurances (Insurance)	13,381		276,209
	Credit Agricole S.A. (Commercial Banks) (a)	9,778		133,921
	Havas S.A. (Media)	139,104		673,431
	Legrand S.A. (Electrical Equipment) (a)	9,710		316,023
	Rallye S.A. (Food & Staples Retailing)	12,173		431,242
	Remy Cointreau S.A. (Beverages)	195		10,658
	Safran S.A. (Aerospace & Defense) (a)	14,164		382,262
¤	Sanofi-Aventis (Pharmaceuticals) (a)	26,412		1,534,047
	Schneider Electric S.A. (Electrical Equipment) (a)	2,474		285,323
	SEB S.A. (Household Durables) (a)	9,197		685,786
	Societe BIC S.A. (Commercial Services & Supplies) (a)	5,580		415,207
¤	Total S.A. (Oil, Gas & Consumable Fuels) (a)	38,333		1,933,707
	Valeo S.A. (Auto Components) (c)	14,989		535,495
	Vivendi S.A. (Media)	48,317		1,161,377
				11,027,410
	Germany 11.6%
	Adidas A.G. (Textiles, Apparel & Luxury Goods) (a)	17,653		956,068
	Aixtron A.G. (Semiconductors & Semiconductor Equipment)	23,274		695,911
	Allianz SE (Insurance) (a)	12,419		1,441,979
	Asian Bamboo A.G. (Food Products)	7,573		311,853
	Aurubis A.G. (Metals & Mining)	15,130		687,619
	Axel Springer A.G. (Media)	1,302		156,096
	BASF A.G. (Chemicals)	24,838		1,450,395
	Bayerische Motoren Werke A.G. (Automobiles) (a)	19,102		1,028,321
	Bechtle A.G. (IT Services)	1,180		34,014
	Daimler A.G. (Automobiles) (a)(c)	6,416		345,937
	Deutsche Bank A.G. (Capital Markets) (a)	19,144		1,337,187
	Hannover Rueckversicherung A.G. (Insurance) (a)	8,098		387,714
	Lanxess A.G. (Chemicals) (a)	14,041		674,173
	Leoni A.G. (Auto Components) (c)	6,617		198,069
	MTU Aero Engines Holding A.G. (Aerospace & Defense) (a)	11,810		685,788
¤	Siemens A.G. (Industrial Conglomerates) (a)	18,026		1,756,861
	SMA Solar Technology A.G. (Electrical Equipment)	1,348		166,794
	TUI A.G. (Hotels, Restaurants & Leisure) (a)(c)	18,193		191,610
	Volkswagen A.G. (Automobiles) (a)	8,900		843,409
				13,349,798
	Hong Kong 1.6%
	Cheung Kong Holdings, Ltd. (Real Estate Management & Development)	2,000		24,165
	China Mobile, Ltd. (Wireless Telecommunication Services)	11,000		111,239
	China Pharmaceutical Group, Ltd. (Pharmaceuticals)	718,000		403,947
	CLP Holdings, Ltd. (Electric Utilities) (a)	19,000		140,161
	CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	369,000		622,324
	Dah Chong Hong Holdings, Ltd. (Distributors)	64,000		44,987
	SJM Holdings, Ltd. (Hotels, Restaurants & Leisure)	434,000		382,736
	Sun Hung Kai Properties, Ltd. (Real Estate Management & Development)	5,000		73,318
				1,802,877
	Israel 0.6%
	Delek Group, Ltd. (Industrial Conglomerates) (a)	1,423		332,307
	Discount Investment Corp. (Industrial Conglomerates) (a)	9,832		188,618
	Israel Discount Bank, Ltd. (Commercial Banks) (a)(c)	80,073		147,026
	Shufersal, Ltd. (Food & Staples Retailing)	7,456		44,316
				712,267
	Italy 3.9%
	Autostrada Torino-Milano S.p.A. (Transportation Infrastructure)	24,353		332,907
	Danieli & C Officine Meccaniche S.p.A. (Machinery)	24,512		474,032
	Enel S.p.A. (Electric Utilities) (a)	192,004		942,667
	ENI S.p.A. (Oil, Gas & Consumable Fuels) (a)	72,486		1,482,080
	Indesit Co. S.p.A. (Household Durables)	25,068		297,436
	Telecom Italia S.p.A (Diversified Telecommunication Services) (a)	772,269		983,739
				4,512,861
	Japan 28.2%
	Acom Co., Ltd. (Consumer Finance) (a)	26,390		461,546
	Aeon Co., Ltd. (Food & Staples Retailing)	68,200		730,193
	AOYAMA TRADING Co., Ltd. (Specialty Retail) (a)	20,100		317,570
	Bank of Okinawa, Ltd. (The) (Commercial Banks)	1,200		38,738
	Calsonic Kansei Corp. (Auto Components) (c)	9,000		27,189
	Cosmo Oil Co., Ltd. (Oil, Gas & Consumable Fuels) (a)	163,000		388,657
	Daiichikosho Co., Ltd. (Media)	22,000		326,454
	Dydo Drinco, Inc. (Food Products) (a)	1,900		70,924
	EDION Corp. (Specialty Retail)	90,600		693,172
	Fuji Machine Manufacturing Co., Ltd. (Machinery)	800		12,390
	FUJIFILM Holdings Corp. (Electronic Equipment & Instruments) (a)	11,700		365,646
	Fujikura, Ltd. (Electrical Equipment) (a)	23,000		108,085
	Furukawa-Sky Aluminum Corp. (Metals & Mining)	102,000		275,085
	Fuyo General Lease Co., Ltd. (Diversified Financial Services)	4,400		101,094
	Geo Corp. (Specialty Retail)	40		48,892
	Hanwa Co., Ltd. (Trading Companies & Distributors)	87,000		351,444
	Hitachi, Ltd. (Electronic Equipment & Instruments) (a)(c)	29,000		118,155
	Honda Motor Co., Ltd. (Automobiles) (a)	32,700		1,025,341
	Hosiden Corp. (Electronic Equipment & Instruments) (a)	23,500		250,790
	IBJ Leasing Co., Ltd. (Diversified Financial Services)	1,500		28,266
	Idemitsu Kosan Co., Ltd. (Oil, Gas & Consumable Fuels) (a)	10,800		803,796
	INPEX Corp. (Oil, Gas & Consumable Fuels) (a)	169		825,488
	Itochu Corp. (Trading Companies & Distributors) (a)	103,500		807,443
	Japan Securities Finance Co., Ltd. (Diversified Financial Services)	25,600		149,935
	JFE Shoji Holdings, Inc. (Trading Companies & Distributors)	53,000		217,779
	KDDI Corp. (Wireless Telecommunication Services) (a)	196		953,967
	Kitz Corp. (Machinery)	18,900		94,943
	Makino Milling Machine Co., Ltd. (Machinery) (c)	12,000		72,226
	Marubeni Corp. (Trading Companies & Distributors) (a)	138,000		741,154
	Melco Holdings, Inc. (Computers & Peripherals)	5,400		183,823
	Mitsubishi UFJ Financial Group, Inc. (Commercial Banks) (a)	137,100		680,779
	Mitsubishi UFJ Lease & Finance Co., Ltd. (Diversified Financial Services)	8,860		311,759
	MITSUI & Co., Ltd. (Trading Companies & Distributors) (a)	82,300		1,055,482
	Musashi Seimitsu Industry Co., Ltd. (Auto Components)	800		16,556
	NET One Systems Co., Ltd. (IT Services)	348		427,372
	Nichicon Corp. (Electronic Equipment & Instruments)	38,700		501,696
	Nihon Kohden Corp. (Health Care Equipment & Supplies)	15,300		282,641
	Nippo Corp. (Construction & Engineering)	19,000		132,392
	Nippon Chemi-Con Corp. (Electronic Equipment & Instruments) (c)	136,000		675,317
	Nippon Electric Glass Co., Ltd. (Electronic Equipment & Instruments) (a)	66,000		841,090
	Nippon Light Metal Co., Ltd. (Metals & Mining) (c)	182,000		267,539
	Nippon Soda Co., Ltd. (Chemicals)	88,000		312,703
	Nippon Synthetic Chemical Industry Co., Ltd. (The) (Chemicals)	65,000		396,493
	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services) (a)	25,700		1,067,921
	Nishi-Nippon City Bank, Ltd. (The) (Commercial Banks) (a)	161,000		469,610
	Nissan Motor Co., Ltd. (Automobiles) (a)(c)	124,800		959,167
	Nissan Shatai Co., Ltd. (Auto Components)	14,000		99,496
	Nisshin Oillio Group, Ltd. (The) (Food Products)	71,000		355,021
	Nisshinbo Holdings, Inc. (Textiles, Apparel & Luxury Goods) (a)	72,000		745,043
	Nissin Electric Co., Ltd. (Electrical Equipment)	1,000		4,838
	Noritz Corp. (Building Products)	10,700		194,196
	NTT DoCoMo, Inc. (Wireless Telecommunication Services) (a)	376		598,414
	ORIX Corp. (Consumer Finance) (a)	8,190		644,621
	Osaka Gas Co., Ltd. (Gas Utilities) (a)	92,000		339,696
	Pacific Golf Group International Holdings KK (Hotels, Restaurants & Leisure)	100		61,346
	Ryobi, Ltd. (Machinery) (c)	38,000		124,915
	Sanken Electric Co., Ltd. (Semiconductors & Semiconductor Equipment) (c)	84,000		329,602
	Sanki Engineering Co., Ltd. (Construction & Engineering)	7,000		55,420
	Sanyo Special Steel Co., Ltd. (Metals & Mining) (c)	14,000		72,435
	Sapporo Hokuyo Holdings, Inc. (Commercial Banks)	50,300		238,706
	SHIMACHU Co., Ltd. (Specialty Retail) (a)	4,500		82,244
	Shinko Electric Industries Co., Ltd. (Semiconductors & Semiconductor Equipment) (a)	57,200		756,752
	So-net Entertainment Corp. (Internet Software & Services)	13		31,373
	Sony Corp. (Household Durables) (a)	31,900		998,779
	Sumitomo Corp. (Trading Companies & Distributors) (a)	6,000		63,754
	Sumitomo Electric Industries, Ltd. (Electrical Equipment) (a)	12,800		149,638
	Sumitomo Mitsui Financial Group, Inc. (Commercial Banks) (a)	42,300		1,310,201
	Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals) (a)	23,500		1,078,506
	Takefuji Corp. (Consumer Finance) (a)	26,970		78,043
	Toagosei Co., Ltd. (Chemicals)	115,000		509,810
	Toho Zinc Co., Ltd. (Metals & Mining)	11,000		40,106
	Tokai Rubber Industries, Inc. (Auto Components) (a)	18,000		214,596
	Tokai Tokyo Securities Co., Ltd. (Capital Markets) (a)	18,000		65,420
	Tokyo Gas Co., Ltd. (Gas Utilities) (a)	100,000		454,887
	Tokyo Steel Manufacturing Co., Ltd. (Metals & Mining) (a)	55,800		667,830
	Tokyo Style Co., Ltd. (Textiles, Apparel & Luxury Goods) (a)	14,000		110,030
	Topy Industries, Ltd. (Metals & Mining)	25,000		56,427
	Tosoh Corp. (Chemicals)	130,000		347,590
	Toyo Ink Manufacturing Co., Ltd. (Chemicals)	41,000		158,505
	Toyota Motor Corp. (Automobiles) (a)	35,500		1,253,255
	Toyota Tsusho Corp. (Trading Companies & Distributors) (a)	54,100		822,818
	Unipres Corp. (Auto Components)	18,000		301,892
	Yodogawa Steel Works, Ltd. (Metals & Mining)	41,000		172,267
				32,577,174
	Netherlands 3.9%
	Aalberts Industries N.V. (Machinery)	33,105		493,315
	Heineken Holding N.V. (Beverages) (a)	4,887		191,692
	Koninklijke Ahold N.V. (Food & Staples Retailing) (a)	72,167		926,338
	Koninklijke KPN N.V. (Diversified Telecommunication Services)	19,850		276,265
	Koninklijke Philips Electronics N.V. (Industrial Conglomerates) (a)	39,748		1,238,481
	Mediq N.V. (Health Care Providers & Services)	8,901		164,305
	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment) (a)	21,154		174,471
	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	64,364		530,935
	Ten Cate N.V. (Textiles, Apparel & Luxury Goods)	1,730		46,182
	Unilever N.V. (Food Products)	1,058		31,194
	Unilever N.V., CVA (Food Products) (a)	14,963		440,191
				4,513,369
	Norway 3.3%
	Aker Solutions ASA (Energy Equipment & Services) (a)	19,630		254,444
	Atea ASA (IT Services)	59,776		419,139
	Austevoll Seafood ASA (Food Products)	42,069		260,358
	Cermaq ASA (Food Products) (c)	33,126		302,610
	DnB NOR ASA (Commercial Banks) (a)	75,957		943,297
	Marine Harvest (Food Products)	906,947		683,556
	Nordic Semiconductor ASA (Semiconductors & Semiconductor Equipment)	31,965		143,635
	Sparebank 1 SR Bank (Commercial Banks)	5,000		40,491
	StatoilHydro ASA (Oil, Gas & Consumable Fuels) (a)	37,561		759,202
				3,806,732
	Singapore 2.1%
	Hong Leong Asia, Ltd. (Industrial Conglomerates)	125,000		328,173
	Jardine Cycle & Carriage, Ltd. (Distributors) (a)	11,000		289,601
	Otto Marine, Ltd. (Machinery)	142,000		41,771
	Oversea-Chinese Banking Corp., Ltd. (Commercial Banks) (a)	106,000		703,912
	United Overseas Bank, Ltd. (Commercial Banks) (a)	68,000		993,146
	Venture Corp., Ltd. (Electronic Equipment & Instruments) (a)	8,000		53,832
				2,410,435
	Spain 4.7%
	Banco Bilbao Vizcaya Argentaria S.A. (Commercial Banks) (a)	101,313		1,364,490
	Banco Santander S.A. (Commercial Banks) (a)	63,871		829,755
	Criteria Caixacorp S.A. (Diversified Financial Services) (a)	22,913		111,942
	Endesa S.A. (Electric Utilities) (a)	17,282		427,787
	Iberdrola Renovables S.A. (Independent Power Producers & Energy Traders) (a)	245,001		857,568
	Promotora de Informaciones S.A. (Media) (c)	157,760		450,231
	Telefonica S.A. (Diversified Telecommunication Services) (a)	47,886		1,087,055
	Viscofan S.A. (Food Products)	10,190		295,194
				5,424,022
	Sweden 2.1%
	Billerud AB (Paper & Forest Products)	72,381		468,193
	Boliden AB (Metals & Mining)	31,858		378,829
	Cardo AB (Machinery)	1,787		52,226
	Hoganas AB (Metals & Mining)	18,176		502,256
	KappAhl Holding AB (Specialty Retail)	24,182		165,799
	Loomis AB (Commercial Services & Supplies)	3,042		32,865
	Scania AB Class B (Machinery) (a)	5,238		96,567
	Trelleborg AB (Machinery)	95,234		694,503
				2,391,238
	Switzerland 9.7%
	Aryzta A.G. (Food Products)	2,240		91,604
	Banque Cantonale Vaudoise (Commercial Banks)	170		75,886
	Clariant A.G. (Chemicals) (c)	52,969		701,711
	Credit Suisse Group A.G. (Capital Markets)	24,462		1,114,022
	GAM Holding, Ltd. (Capital Markets) (a)(c)	13,186		152,531
	Georg Fischer A.G. (Machinery) (c)	568		224,103
¤	Nestle S.A. Registered (Food Products) (a)	57,470		2,841,226
¤	Novartis A.G. Registered (Pharmaceuticals) (a)	41,084		1,993,660
	Pargesa Holding S.A. (Diversified Financial Services)	2,488		171,010
	Roche Holding A.G., Genusscheine (Pharmaceuticals) (a)	11,378		1,480,003
	Sika A.G. (Chemicals)	11		20,707
	Sulzer A.G. (Machinery)	3,045		315,695
	Swiss Life Holding (Insurance) (a)(c)	6,557		689,250
	Tecan Group A.G. (Life Sciences Tools & Services)	288		18,109
	Valora Holding A.G. (Specialty Retail)	186		47,138
	Zurich Financial Services A.G. (Insurance) (a)	5,280		1,232,693
				11,169,348
	United Kingdom 24.8%
	Afren PLC (Oil, Gas & Consumable Fuels) (c)	13,467		19,325
	Anglo American PLC (Metals & Mining) (a)(c)	35,403		1,402,425
	Ashtead Group PLC (Trading Companies & Distributors)	168,981		257,202
¤	AstraZeneca PLC (Pharmaceuticals) (a)	34,976		1,777,097
	Aviva PLC (Insurance) (a)	42,262		237,011
	Barclays PLC (Commercial Banks) (a)	289,963		1,514,224
	BBA Aviation PLC (Transportation Infrastructure)	43,095		132,540
	Beazley PLC (Insurance)	13,770		25,929
	BHP Billiton PLC (Metals & Mining) (a)	26,032		797,150
	Bodycote PLC (Machinery)	61,167		227,569
	BP PLC (Oil, Gas & Consumable Fuels) (a)	217,517		1,385,575
	British American Tobacco PLC (Tobacco) (a)	21,592		743,351
	Britvic PLC (Beverages)	91,609		689,991
	BT Group PLC (Diversified Telecommunication Services) (a)	445,127		993,225
	Cable & Wireless Communications PLC (Diversified Telecommunication Services)	500,817		465,227
	Centrica PLC (Multi-Utilities) (a)	87,646		417,953
	Compass Group PLC (Hotels, Restaurants & Leisure) (a)	117,746		979,234
	Dairy Crest Group PLC (Food Products)	45,752		276,901
	DS Smith PLC (Containers & Packaging)	148,314		333,265
	Electrocomponents PLC (Electronic Equipment & Instruments)	74,067		261,500
	Ferrexpo PLC (Metals & Mining)	31,741		137,864
	Filtrona PLC (Chemicals)	50,651		190,114
¤	GlaxoSmithKline PLC (Pharmaceuticals) (a)	106,956		1,864,590
	Halfords Group PLC (Specialty Retail)	39,434		297,632
	HSBC Holdings PLC (Commercial Banks) (a)	140,442		1,423,619
	IMI PLC (Machinery)	36,602		409,792
	Intermediate Capital Group PLC (Capital Markets)	89,912		374,723
	International Personal Finance PLC (Consumer Finance)	119,468		454,973
	Investec PLC (Capital Markets)	57,236		444,568
	JKX Oil & Gas PLC (Oil, Gas & Consumable Fuels)	47,298		214,860
	Legal & General Group PLC (Insurance) (a)	275,149		386,632
	Marks & Spencer Group PLC (Multiline Retail) (a)	53,188		287,436
	Micro Focus International PLC (Software)	8,822		57,213
	Morgan Crucible Co. PLC (Machinery)	58,081		195,946
	Paragon Group of Cos. PLC (Thrifts & Mortgage Finance)	158,185		340,800
	Premier Farnell PLC (Electronic Equipment & Instruments)	49,782		186,930
	Resolution, Ltd. (Insurance)	41,333		154,556
	Rio Tinto PLC (Metals & Mining) (a)	9,890		512,822
	Royal Dutch Shell PLC Class A (Oil, Gas & Consumable Fuels) (a)	55,172		1,518,925
	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels) (a)	51,671		1,361,730
	Senior PLC (Machinery)	199,819		399,771
	Stagecoach Group PLC (Road & Rail)	175,984		464,752
	Standard Chartered PLC (Commercial Banks) (a)	6,763		195,476
	Tesco PLC (Food & Staples Retailing) (a)	30,741		188,439
	Trinity Mirror PLC (Media) (c)	129,497		216,408
	Tullett Prebon PLC (Capital Markets)	128,558		686,678
	Vedanta Resources PLC (Metals & Mining)	1,251		47,917
¤	Vodafone Group PLC (Wireless Telecommunication Services) (a)	981,124		2,290,051
	Weir Group PLC (The) (Machinery)	23,593		434,256
	WH Smith PLC (Specialty Retail)	4,836		32,228
				28,708,395
	Total Common Stocks (Cost $143,862,859)			148,294,113

	Convertible Preferred Stock 0.0%‡

	Germany 0.0%‡
	KSB A.G. 2.73% (Machinery)	69		45,939

	Total Convertible Preferred Stock (Cost $42,255)			45,939
	Unaffiliated Investment Company 0.2%

	Australia 0.2%
	Australian Infrastructure Fund (Transportation Infrastructure)	101,481		165,258

	Total Unaffiliated Investment Company (Cost $184,781)			165,258

		Number of Warrants		Value
	Warrants 0.0%‡

	Cayman Islands 0.0%‡
	Kingboard Chemical Holdings, Ltd. Strike Price HK$40.00 Expires 10/31/12 (Electronic Equipment & Instruments) (c)	11,400		4,535

	Total Warrants (Cost $0)			4,535

		Principal Amount		Value
	Short-Term Investment 0.2%

	Repurchase Agreement 0.2%
	United States 0.2%
	State Street Bank and Trust Co. 0.01%, dated 7/30/10 due 8/2/10 Proceeds at Maturity $268,863 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $260,000 and a Market Value of $275,626) (Capital Markets)	$268,862		268,862

	Total Short-Term Investment (Cost $268,862)			268,862

	Total Investments, Before Investments Sold Short (Cost $144,358,757) (e)	128.8%		148,778,707

		Shares		Value
	Investments Sold Short (30.4%)
	Common Stocks Sold Short (30.2%)

	Australia (5.8%)
	Andean Resources, Ltd. (Metals & Mining) (c)	(28,955)		(96,924)
	Aquila Resources, Ltd. (Oil, Gas & Consumable Fuels) (c)	(21,683)		(145,163)
	Atlas Iron, Ltd. (Metals & Mining) (c)	(242,633)		(441,215)
	Ausenco, Ltd. (Construction & Engineering)	(29,722)		(64,804)
	Austar United Communications, Ltd. (Media) (c)	(381,059)		(324,059)
	Boart Longyear Group (Construction & Engineering) (c)	(183,767)		(508,737)
	Crane Group, Ltd. (Building Products)	(62,545)		(474,178)
	Cudeco, Ltd. (Metals & Mining) (c)	(55,507)		(233,008)
	Eastern Star Gas, Ltd. (Oil, Gas & Consumable Fuels) (c)	(614,898)		(478,416)
	Extract Resources, Ltd. (Oil, Gas & Consumable Fuels) (c)	(10,258)		(62,086)
	Gindalbie Metals, Ltd. (Metals & Mining) (c)	(204,089)		(179,100)
	iSOFT Group, Ltd. (Health Care Technology)	(87,382)		(11,463)
	Karoon Gas Australia, Ltd. (Oil, Gas & Consumable Fuels) (c)	(109,011)		(682,466)
	Linc Energy, Ltd. (Oil, Gas & Consumable Fuels) (c)	(64,660)		(93,304)
	Lynas Corp, Ltd. (Metals & Mining) (c)	(1,005,164)		(691,123)
	Mirabela Nickel, Ltd. (Metals & Mining) (c)	(31,906)		(61,483)
	Murchison Metals, Ltd. (Metals & Mining) (c)	(93,872)		(155,415)
	PanAust, Ltd. (Metals & Mining) (c)	(481,604)		(248,353)
	Perseus Mining, Ltd. (Metals & Mining) (c)	(123,066)		(232,696)
	Pharmaxis, Ltd. (Pharmaceuticals) (c)	(18,189)		(36,202)
	Riversdale Mining, Ltd. (Oil, Gas & Consumable Fuels) (c)	(36,327)		(336,209)
	Tower Australia Group, Ltd. (Insurance)	(14,419)		(28,568)
	Transpacific Industries Group, Ltd. (Commercial Services & Supplies) (c)	(412,174)		(391,538)
	Virgin Blue Holdings, Ltd. (Airlines) (c)	(1,723,275)		(483,304)
	White Energy Co., Ltd. (Metals & Mining) (c)	(34,534)		(103,102)
	Wotif.com Holdings, Ltd. (Internet & Catalog Retail)	(19,640)		(91,862)
				(6,654,778)
	Austria (0.9%)
	Intercell A.G. (Biotechnology) (c)	(33,784)		(696,045)
	Schoeller-Bleckmann Oilfield Equipment A.G. (Energy Equipment & Services)	(2,180)		(105,766)
	Wienerberger A.G. (Building Products) (c)	(17,549)		(243,326)
				(1,045,137)
	Belgium (0.4%)
	EVS Broadcast Equipment S.A. (Communications Equipment)	(1,503)		(74,389)
	Hansen Transmissions International N.V. (Machinery) (c)	(279,521)		(298,913)
	RHJ International (Diversified Financial Services) (c)	(11,074)		(94,091)
	Tessenderlo Chemie N.V. (Chemicals)	(4)		(118)
				(467,511)
	Bermuda (1.7%)
	China Foods, Ltd. (Food Products)	(212,000)		(133,737)
	China Oil and Gas Group, Ltd. (Gas Utilities) (c)	(660,000)		(77,322)
	Citic Resources Holdings, Ltd. (Trading Companies & Distributors) (c)	(100,000)		(20,856)
	GOME Electrical Appliances Holdings, Ltd. (Specialty Retail) (c)	(195,000)		(67,531)
	Nine Dragons Paper Holdings, Ltd. (Paper & Forest Products)	(338,000)		(490,845)
	Ports Design, Ltd. (Textiles, Apparel & Luxury Goods)	(223,500)		(574,324)
	Sinofert Holdings, Ltd. (Chemicals) (c)	(324,000)		(143,073)
	Skyworth Digital Holdings, Ltd. (Household Durables)	(260,000)		(187,783)
	VODone, Ltd. (Media)	(930,000)		(292,140)
				(1,987,611)
	Cayman Islands (0.9%)
	China Mengniu Dairy Co., Ltd. (Food Products)	(194,000)		(603,167)
	Ju Teng International Holdings, Ltd. (Electronic Equipment & Instruments)	(100,000)		(72,095)
	Tianjin Port Development Holdings, Ltd. (Transportation Infrastructure) (c)	(286,000)		(70,694)
	Wasion Group Holdings, Ltd. (Electronic Equipment & Instruments)	(428,000)		(341,078)
				(1,087,034)
	China (0.1%)
	Beijing Capital International Airport Co., Ltd. (Transportation Infrastructure)	(142,000)		(75,136)

	Denmark (0.5%)
	ALK-Abello A/S (Pharmaceuticals)	(2,546)		(159,847)
	Genmab A/S (Biotechnology) (c)	(43,314)		(462,073)
				(621,920)
	Finland (0.2%)
	F-Secure Oyj (Software)	(13,466)		(38,080)
	Poyry Oyj (Professional Services)	(1,423)		(19,137)
	Ruukki Group Oyj (Industrial Conglomerates) (c)	(59,559)		(128,840)
	Talvivaara Mining Co. PLC (Metals & Mining) (c)	(10,569)		(67,498)
				(253,555)
	France (0.1%)
	Carbone Lorraine S.A. (Electrical Equipment)	(1,478)		(54,411)
	Eurofins Scientific (Life Sciences Tools & Services)	(462)		(21,758)
	Faurecia (Auto Components) (c)	(1,584)		(31,108)
	NicOx S.A. (Biotechnology) (c)	(4,696)		(13,555)
				(120,832)
	Germany (2.3%)
	Centrotherm Photovoltaics A.G. (Semiconductors & Semiconductor Equipment) (c)	(10,013)		(406,459)
	Hamburger Hafen und Logistik A.G. (Transportation Infrastructure)	(6,733)		(245,938)
	Kontron A.G. (Semiconductors & Semiconductor Equipment)	(5,735)		(45,066)
	MLP A.G. (Capital Markets)	(15,366)		(160,794)
	Nordex A.G. (Electrical Equipment) (c)	(66,456)		(679,221)
	SGL Carbon SE (Electrical Equipment) (c)	(9,340)		(323,943)
	Sky Deutschland A.G. (Media) (c)	(373,992)		(685,727)
	Solar Millennium A.G. (Construction & Engineering) (c)	(4,376)		(122,263)
				(2,669,411)
	Hong Kong (0.4%)
	Beijing Enterprises Holdings, Ltd. (Industrial Conglomerates)	(32,000)		(211,548)
	Dah Sing Financial Holdings, Ltd. (Commercial Banks) (c)	(19,600)		(119,859)
	Fushan International Energy Group, Ltd. (Metals & Mining)	(144,000)		(83,239)
				(414,646)
	Italy (0.6%)
	Fondiaria-Sai S.p.A (Insurance)	(14,193)		(151,849)
	Milano Assicurazioni S.p.A. (Insurance)	(112,209)		(218,022)
	Saras S.p.A (Oil, Gas & Consumable Fuels) (c)	(91,165)		(176,064)
	Trevi Finanziaria S.p.A. (Construction & Engineering)	(8,663)		(139,083)
				(685,018)
	Japan (7.7%)
	Akebono Brake Industry Co., Ltd. (Auto Components)	(9,600)		(44,114)
	Anritsu Corp. (Electronic Equipment & Instruments) (c)	(61,000)		(365,739)
	Cedyna Financial Corp. (Consumer Finance) (c)	(122,600)		(215,698)
	Century Tokyo Leasing Corp. (Diversified Financial Services)	(1,200)		(14,417)
	Clarion Co., Ltd. (Household Durables) (c)	(116,000)		(248,394)
	CSK Holdings Corp. (IT Services) (c)	(166,300)		(685,257)
	Dai-ichi Seiko Co., Ltd. (Electronic Equipment & Instruments)	(4,800)		(201,123)
	Daiseki Co., Ltd. (Commercial Services & Supplies)	(23,400)		(478,319)
	Fujiya Co., Ltd. (Food Products) (c)	(24,000)		(47,503)
	Funai Electric Co., Ltd. (Household Durables)	(6,700)		(239,244)
	Haseko Corp. (Household Durables) (c)	(157,500)		(127,612)
	Hitachi Zosen Corp. (Machinery)	(264,500)		(376,567)
	Iseki & Co., Ltd. (Machinery) (c)	(68,000)		(177,094)
	Meidensha Corp. (Machinery)	(70,000)		(217,952)
	MISUMI Group, Inc. (Trading Companies & Distributors)	(16,300)		(313,567)
	Monex Group, Inc. (Capital Markets)	(726)		(300,417)
	Nichi-iko Pharmaceutical Co., Ltd. (Pharmaceuticals)	(2,700)		(97,349)
	Nidec Copal Corp. (Leisure Equipment & Products)	(2,800)		(44,368)
	Nidec Sankyo Corp. (Electronic Equipment & Instruments)	(12,000)		(98,617)
	Nippon Coke & Engineering Co., Ltd. (Metals & Mining)	(238,500)		(350,593)
	OSAKA Titanium Technologies Co. (Metals & Mining)	(7,800)		(334,047)
	Pioneer Corp. (Household Durables) (c)	(194,600)		(711,773)
	Point, Inc. (Specialty Retail)	(9,930)		(499,977)
	Seiko Holdings Corp. (Textiles, Apparel & Luxury Goods) (c)	(95,000)		(299,091)
	Start Today Co., Ltd. (Internet & Catalog Retail)	(58)		(179,448)
	Sugi Holdings Co., Ltd. (Food & Staples Retailing)	(27,600)		(604,743)
	Sundrug Co., Ltd. (Food & Staples Retailing)	(400)		(10,357)
	Taikisha, Ltd. (Construction & Engineering)	(11,700)		(185,396)
	Torishima Pump Manufacturing Co., Ltd. (Machinery)	(15,300)		(235,534)
	Toyo Tanso Co., Ltd. (Electrical Equipment)	(10,100)		(510,290)
	United Arrows, Ltd. (Specialty Retail)	(2,900)		(35,346)
	Wacom Co., Ltd/Japan (Computers & Peripherals)	(446)		(627,740)
				(8,877,686)
	Netherlands (0.3%)
	BinckBank N.V. (Capital Markets)	(1,387)		(19,439)
	Wavin N.V. (Construction & Engineering) (c)	(20,050)		(287,410)
				(306,849)
	Norway (1.5%)
	DNO International ASA (Oil, Gas & Consumable Fuels) (c)	(509,214)		(699,856)
	Norwegian Air Shuttle ASA (Airlines) (c)	(4,551)		(76,032)
	Norwegian Energy Co. ASA (Oil, Gas & Consumable Fuels) (c)	(126,742)		(284,757)
	Pronova BioPharma AS (Pharmaceuticals) (c)	(8,500)		(20,846)
	Sevan Marine ASA (Energy Equipment & Services) (c)	(689,277)		(700,571)
				(1,782,062)
	Portugal (0.0%)‡
	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Media)	(7,473)		(31,017)

	Singapore (0.3%)
	Oceanus Group, Ltd. (Distributors) (c)	(505,000)		(115,127)
	Parkway Holdings, Ltd. (Health Care Providers & Services)	(51,000)		(147,772)
	Raffles Education Corp., Ltd. (Diversified Consumer Services) (c)	(114,000)		(24,312)
				(287,211)
	Spain (0.4%)
	NH Hoteles S.A. (Hotels, Restaurants & Leisure) (c)	(18,747)		(75,978)
	Sacyr Vallehermoso S.A. (Construction & Engineering) (c)	(9,601)		(49,295)
	Tubacex S.A. (Metals & Mining) (c)	(22,527)		(75,445)
	Zeltia S.A. (Biotechnology) (c)	(49,121)		(215,081)
				(415,799)
	Sweden (0.8%)
	Axis Communications AB (Communications Equipment)	(26,749)		(324,190)
	Clas Ohlson AB (Specialty Retail)	(4,859)		(75,211)
	Lindab International AB (Building Products) (c)	(17,867)		(215,305)
	Niscayah Group AB (Commercial Services & Supplies)	(6,824)		(10,444)
	SAS AB (Airlines) (c)	(54,565)		(198,016)
	Swedish Orphan Biovitrum AB (Biotechnology) (c)	(8,101)		(41,517)
				(864,683)
	Switzerland (0.3%)
	Basilea Pharmaceutica Registered (Biotechnology) (c)	(6,651)		(363,612)
	Orascom Development Holding A.G. (Hotels, Restaurants & Leisure) (c)	(633)		(36,429)
				(400,041)
	United Kingdom (5.0%)
	BTG PLC (Life Sciences Tools & Services) (c)	(48,343)		(161,576)
	Carpetright PLC (Specialty Retail)	(8,332)		(96,749)
	Carphone Warehouse Group PLC (Specialty Retail) (c)	(13,474)		(48,628)
	Dialog Semiconductor PLC (Semiconductors & Semiconductor Equipment) (c)	(43,318)		(581,152)
	DSG International PLC (Specialty Retail) (c)	(1,402,014)		(590,252)
	Forth Ports PLC (Transportation Infrastructure)	(2,994)		(59,759)
	Imagination Technologies Group PLC (Computers & Peripherals) (c)	(89,363)		(460,916)
	Jazztel PLC (Diversified Telecommunication Services) (c)	(189,671)		(689,604)
	Kalahari Minerals PLC (Metals & Mining) (c)	(33,560)		(86,890)
	Kier Group PLC (Construction & Engineering)	(6,281)		(102,303)
	Mothercare PLC (Multiline Retail)	(4,959)		(40,619)
	Premier Foods PLC (Food Products) (c)	(550,499)		(164,038)
	Punch Taverns PLC (Hotels, Restaurants & Leisure) (c)	(593,339)		(682,916)
	Redrow PLC (Household Durables) (c)	(157,794)		(265,182)
	Regus PLC (Commercial Services & Supplies)	(97,593)		(114,624)
	SIG PLC (Trading Companies & Distributors) (c)	(433,394)		(688,221)
	St. James's Place PLC (Insurance)	(196)		(849)
	Taylor Wimpey PLC (Household Durables) (c)	(722,129)		(300,279)
	Wellstream Holdings PLC (Energy Equipment & Services)	(87,929)		(691,938)
				(5,826,495)
	Total Common Stocks Sold Short (Proceeds $37,194,358)			(34,874,432)

	Exchange Traded Fund Sold Short (0.2%) (d)

	United States (0.2%)
	iShares MSCI EAFE Index Fund (Capital Markets)	(4,580)		(237,794)

	Total Exchange Traded Fund Sold Short (Proceeds $238,497)			(237,794)

	Total Investments Sold Short (Proceeds $37,432,855)	(30.4	) %	(35,112,226)

	Total Investments, Net of Investments Sold Short (Cost $106,925,902)	98.4		113,666,481

	Other Assets, Less Liabilities	1.6		1,855,011
	Net Assets	100.0%		$115,521,492

¤	Among the Fund's 10 largest holdings, as of July 31, 2010, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(b)	Fair valued security - The total market value of this security at July 31, 2010 is $10, which represents less than one-tenth of a percent of the Fund's net assets.
(c)	Non-income producing security.
(d)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(e)	At July 31, 2010, cost is $145,652,838 for federal income tax purposes and net unrealized appreciation is as follows:

	Gross unrealized appreciation	$9,599,167
	Gross unrealized depreciation	(6,473,298)
	Net unrealized appreciation	$3,125,869

	The following abbreviation is used in the above portfolio:
HK$	-Hong Kong Dollar

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets and liabilities.
Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$148,294,103	$—	$10	$148,294,113
Convertible Preferred Stocks	45,939	—	—	45,939
Unaffiliated Investment Companies	165,258	—	—	165,258
Warrants	4,535	—	—	4,535
Short-Term Investment
Repurchase Agreement	—	268,862	—	268,862
Total Investments in Securities	$148,509,835	$268,862	$10	$148,778,707

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The level 3 security valued at $10 is held in Australia the Common Stock section of the Portfolio of Investments.

Liability Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments Sold Short (a)
Common Stocks Sold Short	$(34,874,432)	$—	$—	$(34,874,432)
Exchange Traded Fund	(237,794)			(237,794)
Total Investments Sold Short	$(35,112,226)	$—	$—	$(35,112,226)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

At July 31, 2010, the Fund did not have any transfers Level 1 and Level 2.

The Fund recognizes transfers between the levels as of the beginning of the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of October 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2010
Common Stock
Australia	$14	$-	$-	$(4)	$-	$-	$-	$-	$10	$(4)
Rights Sold Short
Australia	(7,845)	-	-	7,845	-	-	-	-	-	-
Total	$(7,831)	$-	$-	$7,841	$-	$-	$-	$-	$10	$(4)

As of July 31, 2010, the Fund held the following foreign currencies:
		Currency		Cost		Value
Australian Dollar	AUD	46,581	USD	42,142	USD	42,142
Danish Krone	DKK	30,070		5,088		5,259
Euro	EUR	64,043		81,127		83,458
Hong Kong Dollar	HKD	87,700		11,286		11,290
Japanese Yen	JPY	6,544,542		74,829		75,751
Norwegian Krone	NOK	108,622		17,008		17,879
Pound Sterling	GBP	63,915		99,754		100,292
Singapore Dollar	SGD	11,391		8,195		8,377
Swedish Krona	SEK	29,109		3,857		4,032
Swiss Franc	CHF	22,618		21,688		21,713
Total			USD	364,974	USD	370,193

MainStay Cash Reserves Fund
Portfolio of Investments July 31, 2010 unaudited
	Principal Amount	Amortized Cost
Short-Term Investments 100.2%†

Asset-Backed Securities 4.2%
Ally Auto Receivables Trust
Series 2010-1, Class A1 0.323%, due 4/15/11	$569,641	$569,641
Series 2010-2, Class A1 0.586%, due 7/15/11	3,176,643	3,176,643
Bank of America Auto Trust Series 2010-1A, Class A1 0.262%, due 2/15/11 (a)	991,986	991,986
BMW Vehicle Owner Trust Series 2010-A, Class A1 0.279%, due 4/25/11	1,730,563	1,730,563
Chrysler Financial Auto Securitization Trust Series 2009-B, Class A1 0.306%, due 12/8/10 (a)	409,664	409,664
CNH Equipment Trust Series 2010-A, Class A1 0.354%, due 4/15/11	2,721,551	2,721,551
Ford Credit Auto Owner Trust
Series 2010-A, Class A1 0.384%, due 5/15/11 (a)	2,229,299	2,229,299
Series 2010-B, Class A1 0.506%, due 8/15/11 (a)	3,100,000	3,100,000
Honda Auto Receivables Owner Trust Series 2010-1, Class A1 0.269%, due 2/22/11	2,131,241	2,131,241
John Deere Owner Trust Series 2010-A, Class A1 0.344%, due 5/16/11	2,928,565	2,928,565
Mercedes-Benz Auto Receivables Trust Series 2010-1, Class A1 0.309%, due 5/13/11	2,432,719	2,432,719
MMAF Equipment Finance LLC Series 2009-AA, Class A1 0.398%, due 12/15/10 (a)	185,986	185,986
Navistar Financial Corp. Owner Trust Series 2010-A, Class A1 0.608%, due 6/20/11 (a)	3,952,702	3,952,702
Volvo Financial Equipment LLC Series 2010-1A, Class A1 0.51%, due 5/16/11 (a)	3,625,032	3,625,032
		30,185,592
Commercial Paper 58.1%
Abbot Laboratories
0.18%, due 8/30/10 (a)(b)	5,000,000	4,999,275
0.23%, due 8/3/10 (a)(b)	9,000,000	8,999,885
American Honda Finance Corp.
0.21%, due 8/10/10 (b)	6,800,000	6,799,643
0.21%, due 9/10/10 (b)	8,750,000	8,747,958
American Water Capital Corp. 0.40%, due 8/4/10 (a)(b)	2,300,000	2,299,923
AT&T, Inc. 0.20%, due 9/13/10 (a)(b)	5,800,000	5,798,614
Baker Hughes, Inc.
0.18%, due 8/5/10 (a)(b)	8,500,000	8,499,830
0.19%, due 8/19/10 (a)(b)	5,760,000	5,759,453
Basin Electric Power Cooperative
0.21%, due 8/13/10 (a)(b)	5,160,000	5,159,639
0.25%, due 8/9/10 (a)(b)	5,100,000	5,099,717
Becton, Dickinson & Co. 0.23%, due 8/31/10 (b)	9,000,000	8,998,275
BNP Paribas Finance, Inc. 0.30%, due 8/9/10 (b)	6,950,000	6,949,537
Brown-Forman Corp.
0.21%, due 8/23/10 (a)(b)	7,065,000	7,064,093
0.21%, due 9/8/10 (a)(b)	3,915,000	3,914,132
Coca-Cola Co. (The)
0.24%, due 8/18/10 (a)(b)	5,400,000	5,399,388
0.25%, due 10/12/10 (a)(b)	9,000,000	8,995,500
Colgate-Palmolive Co. 0.16%, due 8/26/10 (a)(b)	5,400,000	5,399,400
Duke Energy Corp. 0.38%, due 8/17/10 (a)(b)	2,900,000	2,899,510
DuPont E.I. De NeMours Co. 0.18%, due 8/6/10 (a)(b)	8,750,000	8,749,781
Emerson Electric Co.
0.20%, due 9/21/10 (a)(b)	8,500,000	8,497,592
0.21%, due 8/4/10 (a)(b)	7,000,000	6,999,877
FPL Group Capital, Inc. 0.40%, due 8/10/10 (a)(b)	2,900,000	2,899,710
General Mills, Inc. 0.32%, due 8/4/10 (a)(b)	2,900,000	2,899,923
Google, Inc.
0.18%, due 9/2/10 (a)(b)	7,000,000	6,998,880
0.20%, due 9/20/10 (a)(b)	7,500,000	7,497,917
Hewlett-Packard Co.
0.18%, due 8/20/10 (a)(b)	8,500,000	8,499,192
0.19%, due 8/16/10 (a)(b)	8,750,000	8,749,307
Illinois Tool Works, Inc.
0.20%, due 8/10/10 (a)(b)	3,400,000	3,399,830
0.21%, due 9/10/10 (a)(b)	5,100,000	5,098,810
International Business Machines Corp.
0.17%, due 8/2/10 (a)(b)	8,750,000	8,749,959
0.18%, due 8/12/10 (a)(b)	6,750,000	6,749,629
John Deere Bank S.A.
0.21%, due 8/9/10 (a)(b)	8,750,000	8,749,592
0.21%, due 8/18/10 (a)(b)	6,800,000	6,799,326
Johnson & Johnson 0.19%, due 8/5/10 (a)(b)	2,800,000	2,799,941
JPMorgan Chase & Co.
0.21%, due 8/25/10 (b)	8,500,000	8,498,810
0.23%, due 8/18/10 (b)	8,250,000	8,249,104
Kimberly-Clark Worldwide, Inc.
0.17%, due 8/3/10 (a)(b)	4,120,000	4,119,961
0.18%, due 8/4/10 (a)(b)	3,500,000	3,499,947
0.18%, due 8/16/10 (a)(b)	3,500,000	3,499,738
L'Oreal USA, Inc. 0.18%, due 8/25/10 (a)(b)	4,860,000	4,859,417
McDonald's Corp.
0.22%, due 8/3/10 (a)(b)	8,500,000	8,499,896
0.22%, due 8/17/10 (a)(b)	8,500,000	8,499,169
Merck & Co., Inc.
0.19%, due 8/27/10 (a)(b)	8,500,000	8,498,834
0.19%, due 9/1/10 (a)(b)	8,750,000	8,748,568
National Cooperative Services Corp. 0.38%, due 8/3/10 (a)(b)	4,800,000	4,799,899
Nestle Capital Corp.
0.20%, due 8/19/10 (a)(b)	8,750,000	8,749,125
0.20%, due 9/7/10 (a)(b)	8,500,000	8,498,253
NSTAR Electric Co. 0.20%, due 8/12/10 (b)	6,750,000	6,749,588
PepsiCo, Inc.
0.165%, due 8/11/10 (a)(b)	7,600,000	7,599,652
0.20%, due 8/30/10 (a)(b)	9,000,000	8,998,550
Pitney Bowes, Inc. 0.18%, due 8/6/10 (a)(b)	8,250,000	8,249,794
Praxair, Inc. 0.18%, due 8/5/10 (b)	5,300,000	5,299,900
Private Export Funding Corp.
0.31%, due 10/20/10 (a)(b)	8,500,000	8,494,144
0.35%, due 12/20/10 (a)(b)	8,500,000	8,488,348
Procter & Gamble Co.
0.18%, due 8/10/10 (a)(b)	8,500,000	8,499,617
0.20%, due 9/13/10 (a)(b)	8,500,000	8,497,969
Siemens Captal Co. LLC 0.19%, due 8/26/10 (a)(b)	7,500,000	7,499,010
Straight A Funding LLC
0.33%, due 8/12/10 (a)(b)	8,500,000	8,499,143
0.35%, due 8/4/10 (a)(b)	5,250,000	5,249,847
0.42%, due 9/9/10 (a)(b)	3,100,000	3,098,590
Wal-Mart Stores, Inc. 0.18%, due 8/2/10 (a)(b)	8,750,000	8,749,956
Walt Disney Co. (The)
0.18%, due 8/18/10 (a)(b)	4,900,000	4,899,583
0.18%, due 8/20/10 (a)(b)	4,260,000	4,259,595
		418,077,045
Corporate Bonds 4.7%
Bank of America Corp. 1.036%, due 12/2/10 (c)(d)	900,000	901,817
Bank of America N.A. 0.566%, due 9/13/10 (c)(d)	1,875,000	1,875,000
Berkshire Hathaway, Inc. 0.354%, due 2/10/11 (c)	11,800,000	11,800,676
Citigroup, Inc. 1.087%, due 12/9/10 (c)(d)	5,000,000	5,011,528
General Electric Capital Corp.
0.617%, due 3/11/11 (c)(d)	1,250,000	1,250,000
1.167%, due 12/9/10 (c)(d)	1,800,000	1,804,771
JPMorgan Chase & Co. 1.036%, due 12/2/10 (c)(d)	5,000,000	5,009,960
KeyCorp 1.187%, due 12/15/10 (c)(d)	5,000,000	5,013,704
SunTrust Bank 1.187%, due 12/16/10 (c)(d)	1,600,000	1,604,584
		34,272,040
Repurchase Agreements 10.3%
Bank of America N.A. 0.17%, dated 7/29/10 due 8/2/10 Proceeds at Maturity $17,068,322 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 4/15/12, with a Principal Amount of $17,087,700 and a Market Value of $17,409,397)	17,068,000	17,068,000
Deutsche Bank Securities, Inc. 0.18%, dated 7/30/10 due 8/2/10 Proceeds at Maturity $19,000,285 (Collateralized by a United States Treasury Note with a rate of 3.5% and maturity date of 5/15/20, with a Principal Amount of $18,470,200 and a Market Value of $19,380,010)	19,000,000	19,000,000
Morgan Stanley Co. 0.18%, dated 7/29/10 due 8/2/10 Proceeds at Maturity $19,000,380 (Collateralized by a United States Treasury Note with a rate of 4.625% and a maturity date of 2/29/12, with a Principal Amount of $17,870,800 and a Market Value of $19,380,047)	19,000,000	19,000,000
SG Americas Securities LLC 0.18%, dated 7/29/10 due 8/2/10 Proceeds at Maturity $19,000,380 (Collateralized by U. S. Government Obligations with rates between 0.000%-5.500% and maturity dates between 9/16/10-2/15/39, with a Principal Amount of $18,449,473 and a Market Value of $19,380,000)	19,000,000	19,000,000
		74,068,000
U.S. Government & Federal Agencies 22.9%
Federal Farm Credit Bank
3.75%, due 12/6/10	2,900,000	2,934,462
5.25%, due 9/13/10	7,000,000	7,037,939
Federal Home Loan Bank
0.296%, due 7/29/11 (c)	8,500,000	8,500,000
0.50%, due 10/29/10	5,000,000	5,000,000
0.55%, due 8/4/10	5,000,000	5,000,018
Federal Home Loan Bank (Discount Notes)
0.14%, due 8/27/10 (b)	8,500,000	8,499,141
0.16%, due 8/6/10 (b)	3,200,000	3,199,929
Federal Home Loan Mortgage Corporation (Discount Notes)
0.11%, due 8/4/10 (b)	8,000,000	7,999,927
0.22%, due 12/8/10 (b)	5,945,000	5,940,313
0.26%, due 12/21/10 (b)	3,200,000	3,196,718
Federal National Mortgage Association 2.875%, due 10/12/10	7,000,000	7,032,861
Federal National Mortgage Association (Discount Notes)
0.23%, due 11/17/10 (b)	3,615,000	3,612,506
0.33%, due 2/22/11 (b)	4,800,000	4,790,980
United States Treasury Bills
0.09%, due 8/12/10 (b)	8,500,000	8,499,764
0.137%, due 8/5/10 (b)	21,240,000	21,239,645
0.152%, due 8/26/10 (b)	12,000,000	11,998,868
United States Treasury Notes
0.875%, due 1/31/11	12,000,000	12,028,106
0.875%, due 3/31/11	5,500,000	5,516,123
1.50%, due 10/31/10	9,900,000	9,926,540
2.00%, due 9/30/10	18,000,000	18,047,252
2.375%, due 8/31/10	5,100,000	5,108,446
		165,109,538
Total Short-Term Investments (Amortized Cost $721,712,215) (e)	100.2%	721,712,215

Other Assets, Less Liabilities	(0.2)	(1,750,757)
Net Assets	100.0%	$719,961,458

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Interest rate presented is yield to maturity.
(c)	Floating rate - Rate shown is the rate in effect at July 31, 2010.
(d)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(e)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Short-Term Investments
Asset-Backed Securities	$—	$30,185,592	$—	$30,185,592
Commercial Paper	—	418,077,045	—	418,077,045
Corporate Bonds	—	34,272,040	—	34,272,040
Repurchase Agreements	—	74,068,000	—	74,068,000
U.S. Government & Federal Agencies	—	165,109,538	—	165,109,538
Total Investments in Securities	$—	$721,712,215	$—	$721,712,215

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

At July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay Conservative Allocation Fund
Portfolio of Investments July 31, 2010 unaudited
	Shares	Value
Affiliated Investment Companies 100.0%†

Equity Funds 40.1%
MainStay 130/30 Core Fund Class I	1,894,995	$12,810,167
MainStay 130/30 Growth Fund Class I (a)(b)	110,004	805,228
MainStay 130/30 International Fund Class I	549,506	3,351,987
MainStay Common Stock Fund Class I	741,156	7,522,734
MainStay Epoch Global Choice Fund Class I	73,345	985,026
MainStay Epoch U.S. All Cap Fund Class I	552,894	11,185,049
MainStay Growth Equity Fund Class I (b)	46,982	446,328
MainStay ICAP Equity Fund Class I	235,313	7,417,081
MainStay ICAP International Fund Class I	129,256	3,387,807
MainStay ICAP Select Equity Fund Class I	241,201	7,400,060
MainStay International Equity Fund Class I	285,369	3,313,132
MainStay Large Cap Growth Fund Class I (a)	1,331,810	8,070,769
MainStay MAP Fund Class I	327,270	9,176,654
MainStay S&P 500 Index Fund Class I	3,533	90,451
MainStay U.S. Small Cap Fund Class I (a)	441,671	6,346,811
Total Equity Funds (Cost $79,068,280)		82,309,284
Fixed Income Funds 59.9%
MainStay Convertible Fund Class I	209,941	2,953,867
MainStay Floating Rate Fund Class I (b)	2,067,296	19,101,819
MainStay High Yield Corporate Bond Fund Class I	1,284,957	7,414,202
MainStay High Yield Opportunities Fund Class I	889,713	10,267,293
MainStay Indexed Bond Fund Class I (b)	4,977,564	58,137,953
MainStay Intermediate Term Bond Fund Class I	2,321,462	24,909,285
Total Fixed Income Funds (Cost $115,694,344)		122,784,419

Total Investments (Cost $194,762,624) (c)	100.0%	205,093,703

Other Assets, Less Liabilities	0.0 ‡	65,350
Net Assets	100.0%	$205,159,053

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(c)	At July 31, 2010, cost is $202,882,697 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$11,224,663
Gross unrealized depreciation	(9,013,657)
Net unrealized appreciation	$2,211,006

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$82,309,284	$—	$—	$82,309,284
Fixed Income Funds	122,784,419	—	—	122,784,419
Total Investments in Securities	$205,093,703	$—	$—	$205,093,703

At July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch Global Choice Fund
Portfolio of Investments July 31, 2010 unaudited
		Shares	Value
	Common Stocks 93.9%†

	Aerospace & Defense 12.5%
¤	Boeing Co. (The)	27,700	$1,887,478
	Bombardier, Inc.	315,900	1,431,928
¤	Rockwell Collins, Inc.	32,250	1,843,410
	Rolls-Royce Group PLC (a)	142,150	1,293,717
			6,456,533
	Automobiles 5.0%
	Daimler A.G. (a)	27,250	1,469,262
	Hyundai Motor Co.	8,800	1,108,298
			2,577,560
	Beverages 3.4%
¤	InBev N.V.	33,350	1,766,000

	Capital Markets 1.9%
	TD Ameritrade Holding Corp. (a)	62,850	989,259

	Commercial Banks 7.3%
	Banco Bradesco S.A., ADR (b)	75,625	1,408,894
	CIT Group, Inc. (a)	22,050	801,738
	Toronto-Dominion Bank (The)	22,350	1,590,512
			3,801,144
	Electronic Equipment & Instruments 2.0%
	Corning, Inc.	57,756	1,046,539

	Energy Equipment & Services 2.5%
	Core Laboratories N.V.	16,600	1,282,350

	Food Products 4.3%
¤	Nestle S.A. Registered	44,750	2,212,369

	Health Care Providers & Services 7.4%
¤	Fresenius Medical Care A.G. & Co. KGaA	29,650	1,626,871
	Laboratory Corp. of America Holdings (a)	19,550	1,426,759
	UnitedHealth Group, Inc.	25,050	762,772
			3,816,402
	Insurance 4.8%
	Prudential Financial, Inc.	21,350	1,223,141
	Sul America S.A.	141,300	1,237,219
			2,460,360
	Internet Software & Services 3.3%
¤	Yahoo!, Inc. (a)	121,250	1,682,950

	IT Services 5.6%
	Cielo S.A.	141,500	1,271,151
¤	Visa, Inc. Class A	22,010	1,614,433
			2,885,584
	Life Sciences Tools & Services 2.4%
	Thermo Fisher Scientific, Inc. (a)	27,700	1,242,622

	Machinery 2.9%
	Danaher Corp.	39,700	1,524,877

	Media 5.0%
¤	Comcast Corp. Class A	140,200	2,588,092

	Metals & Mining 2.4%
	Barrick Gold Corp.	29,800	1,224,987

	Oil, Gas & Consumable Fuels 1.5%
	Anadarko Petroleum Corp.	15,750	774,270

	Pharmaceuticals 2.3%
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (b)	24,550	1,199,268

	Semiconductors & Semiconductor Equipment 2.1%
	Intel Corp.	51,900	1,069,140

	Software 8.6%
¤	Microsoft Corp.	133,400	3,443,054
	Oracle Corp.	43,630	1,031,413
			4,474,467
	Textiles, Apparel & Luxury Goods 2.7%
	LVMH Moet Hennessy Louis Vuitton S.A.	11,400	1,390,811

	Wireless Telecommunication Services 4.0%
¤	Vodafone Group PLC	893,350	2,085,177

	Total Common Stocks (Cost $48,666,185)		48,550,761

	Preferred Stock 2.6%

	Road & Rail 2.6%
	All America Latina Logistica S.A. 0.07%	144,200	1,360,996
	Total Preferred Stock (Cost $1,294,102)		1,360,996

		Principal Amount	Value
	Short-Term Investment 2.7%

	Repurchase Agreement 2.7%
	State Street Bank and Trust Co. 0.01%, dated 7/30/10 due 8/2/10 Proceeds at Maturity $1,395,838 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $1,345,000 and a Market Value of $1,425,835)	$1,395,837	1,395,837

	Total Short-Term Investment (Cost $1,395,837)		1,395,837

	Total Investments (Cost $51,356,124) (c)	99.2%	51,307,594

	Other Assets, Less Liabilities	0.8	425,093
	Net Assets	100.0%	$51,732,687

¤
Among the Fund's 10 largest holdings, as of July 31, 2010, excluding short-term investment.  Any of the ten largest holdings may be a security traded on more than one exchange.  May be subject to change daily.

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At July 31, 2010, cost is $51,584,395 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$1,989,287
Gross unrealized depreciation	(2,266,088)
Net unrealized depreciation	$(276,801)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.
Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$48,550,761	$—	$—	$48,550,761
Preferred Stocks	1,360,996	—	—	1,360,996
Short-Term Investment
Repurchase Agreement	—	1,395,837	—	1,395,837
Total Investments in Securities	$49,911,757	$1,395,837	$—	$51,307,594

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

As of the period ending July 31, 2010, securities with a total value of $6,580,193 transferred from Level 2 to Level 1 due to certain international equities not being fair valued at the end of the period, by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures. Fair values for these instruments at the reporting date are based on quoted market prices or binding dealer price quotations.

The Fund recognizes transfers between the levels as of the beginning of the period.

At July 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3).

As of July 31, 2010, the Fund held the following foreign currencies:

		Currency		Cost		Value

Brazilian Real	BRL	103,143	USD	58,449	USD	58,644
Canadian Dollar	CAD	8,474		7,954		8,243
Euro	EUR	68,824		89,085		89,688
Japanese Yen	JPY	1,205,280		13,467		13,951
Pound Sterling	GBP	21,112		31,959		33,128
South Korean Won	KRW	10,466,730		8,368		8,847
Swiss Franc	CHF	84,448		72,850		81,067
Total			USD	282,132	USD	293,568

MainStay Epoch Global Equity Yield Fund
Portfolio of Investments July 31, 2010 unaudited
		Shares	Value
	Common Stocks 96.4%†

	Australia 1.4%
	BHP Billiton, Ltd., Sponsored ADR (Metals & Mining) (a)	42,600	$3,076,998
	Westpac Banking Corp. (Commercial Banks)	102,902	2,233,359
			5,310,357
	Belgium 2.4%
¤	InBev N.V. (Beverages)	135,900	7,196,384
	Mobistar S.A. (Wireless Telecommunication Services)	37,300	2,148,939
			9,345,323
	Canada 4.3%
¤	BCE, Inc. (Diversified Telecommunication Services)	223,900	6,849,526
	Canadian Oil Sands Trust (Oil, Gas & Consumable Fuels)	164,100	4,303,425
	Rogers Communications, Inc. Class B (Wireless Telecommunication Services)	54,350	1,889,998
	Shaw Communications, Inc. (Media)	182,000	3,572,550
			16,615,499
	Finland 0.5%
	Fortum Oyj (Electric Utilities)	82,400	1,916,726

	France 5.3%
	Air Liquide S.A. (Chemicals)	16,833	1,894,607
	France Telecom S.A. (Diversified Telecommunication Services)	203,900	4,269,998
	SCOR SE (Insurance)	99,800	2,189,466
	Total S.A. (Oil, Gas & Consumable Fuels)	57,700	2,910,674
	Vinci S.A. (Construction & Engineering)	80,700	3,906,852
	Vivendi (Media)	221,000	5,312,092
			20,483,689
	Germany 2.3%
	BASF SE (Chemicals)	57,700	3,369,344
	E.ON A.G. (Electric Utilities)	100,500	2,998,481
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered (Insurance)	17,970	2,489,293
			8,857,118
	Italy 0.5%
	Terna S.p.A. (Electric Utilities)	496,900	2,065,638

	Norway 1.0%
	Orkla ASA (Industrial Conglomerates)	252,800	2,097,148
	StatoilHydro ASA, Sponsored ADR (Oil, Gas & Consumable Fuels) (a)	95,200	1,935,416
			4,032,564
	Philippines 0.5%
	Philippine Long Distance Telephone Co., Sponsored ADR (Wireless Telecommunication Services) (a)	35,531	1,908,015

	Spain 1.2%
	Telefonica S.A. (Diversified Telecommunication Services)	201,100	4,565,148

	Sweden 0.9%
	Assa Abloy AB (Building Products)	157,100	3,475,081

	Switzerland 4.0%
¤	Nestle S.A. Registered (Food Products)	141,600	7,000,480
	Roche Holding A.G., Genusscheine (Pharmaceuticals)	21,500	2,796,631
	Swisscom A.G. (Diversified Telecommunication Services)	14,900	5,578,381
			15,375,492
	Taiwan 2.8%
	HTC Corp. (Communications Equipment)	201,600	3,699,371
	Quanta Computer, Inc. (Computers & Peripherals)	1,486,000	2,689,719
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment (a)	456,700	4,612,670
			11,001,760
	United Kingdom 17.2%
	AstraZeneca PLC, Sponsored ADR (Pharmaceuticals) (a)	114,100	5,755,204
	BAE Systems PLC (Aerospace & Defense)	626,500	3,071,117
	British American Tobacco PLC (Tobacco)	85,200	2,933,192
	Compass Group PLC (Hotels, Restaurants & Leisure)	347,900	2,893,307
¤	Diageo PLC, Sponsored ADR (Beverages) (a)	101,900	7,120,772
	Firstgroup PLC (Road & Rail)	789,600	4,558,282
¤	Imperial Tobacco Group PLC (Tobacco)	221,100	6,258,778
	Meggitt PLC (Aerospace & Defense)	907,800	4,262,025
	National Grid PLC (Multi-Utilities)	630,910	5,044,009
	Next PLC (Multiline Retail)	61,600	2,078,181
	Pearson PLC (Media)	308,600	4,791,550
	Royal Dutch Shell PLC Class A, ADR (Oil, Gas & Consumable Fuels) (a)	77,300	4,283,966
	Scottish & Southern Energy PLC (Electric Utilities)	193,600	3,365,963
	United Utilities Group PLC (Multi-Utilities)	482,259	4,426,908
	Vodafone Group PLC (Wireless Telecommunication Services)	2,392,200	5,583,657
			66,426,911
	United States 52.1%
	Abbott Laboratories (Pharmaceuticals)	50,700	2,488,356
¤	Altria Group, Inc. (Tobacco)	324,600	7,193,136
¤	Arthur J. Gallagher & Co. (Insurance)	240,600	6,116,052
	AT&T, Inc. (Diversified Telecommunication Services)	216,855	5,625,219
	Automatic Data Processing, Inc. (IT Services)	46,600	1,923,182
	Bemis Co., Inc. (Containers & Packaging)	67,000	2,007,320
	Bristol-Myers Squibb Co. (Pharmaceuticals)	186,900	4,657,548
¤	CenturyTel, Inc. (Diversified Telecommunication Services)	181,900	6,479,278
	Chevron Corp. (Oil, Gas & Consumable Fuels)	34,300	2,614,003
	Coca-Cola Co. (The) (Beverages)	36,600	2,017,026
	Coca-Cola Enterprises, Inc. (Beverages)	92,600	2,657,620
	Comcast Corp. Class A (Media)	106,900	1,973,374
	ConocoPhillips (Oil, Gas & Consumable Fuels)	36,900	2,037,618
	Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	58,300	3,468,267
	Duke Energy Corp. (Electric Utilities)	240,550	4,113,405
	E.I. du Pont de Nemours & Co. (Chemicals)	123,700	5,030,879
	Emerson Electric Co. (Electrical Equipment)	76,400	3,784,856
	Entergy Corp. (Electric Utilities)	24,200	1,875,742
	ExxonMobil Corp. (Oil, Gas & Consumable Fuels)	46,000	2,745,280
	First Niagara Financial Group, Inc. (Thrifts & Mortgage Finance)	147,900	1,983,339
	Genuine Parts Co. (Distributors)	92,200	3,948,926
	H.J. Heinz Co. (Food Products)	63,700	2,833,376
	Honeywell International, Inc. (Aerospace & Defense)	73,500	3,150,210
	Hudson City Bancorp, Inc. (Thrifts & Mortgage Finance)	153,700	1,908,954
	Johnson & Johnson (Pharmaceuticals)	95,600	5,553,404
	Kellogg Co. (Food Products)	52,800	2,642,640
	Kimberly-Clark Corp. (Household Products)	76,400	4,898,768
	Kinder Morgan Energy Partners, L.P. (Oil, Gas & Consumable Fuels)	64,600	4,416,702
¤	Lorillard, Inc. (Tobacco)	78,300	5,969,592
	McDonald's Corp. (Hotels, Restaurants & Leisure)	30,900	2,154,657
	Merck & Co., Inc. (Pharmaceuticals)	130,300	4,490,138
	MetLife, Inc. (Insurance)	51,100	2,149,266
	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	170,500	5,191,725
	Microsoft Corp. (Software)	201,200	5,192,972
	Nicor, Inc. (Gas Utilities)	65,800	2,881,382
	NiSource, Inc. (Multi-Utilities)	345,700	5,704,050
	NSTAR (Multi-Utilities)	55,800	2,073,528
	NYSE Euronext (Diversified Financial Services)	114,200	3,308,374
	OGE Energy Corp. (Multi-Utilities)	49,600	1,966,144
	Oracle Corp. (Software)	158,200	3,739,848
	PepsiCo, Inc. (Beverages)	30,800	1,999,228
¤	Philip Morris International, Inc. (Tobacco)	139,200	7,104,768
	Pitney Bowes, Inc. (Commercial Services & Supplies)	195,100	4,762,391
	Progress Energy, Inc. (Electric Utilities)	46,100	1,941,271
	Reynolds American, Inc. (Tobacco)	40,300	2,330,146
	SCANA Corp. (Multi-Utilities)	75,300	2,884,743
	Southern Co. (The) (Electric Utilities)	109,200	3,858,036
	Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	178,400	3,708,936
	TECO Energy, Inc. (Multi-Utilities)	289,300	4,727,162
	Travelers Cos., Inc. (The) (Insurance)	38,400	1,937,280
	Tupperware Brands Corp. (Household Durables)	92,700	3,651,453
	Vectren Corp. (Multi-Utilities)	120,400	2,982,308
	Verizon Communications, Inc. (Diversified Telecommunication Services)	194,800	5,660,888
	Waste Management, Inc. (Commercial Services & Supplies)	82,600	2,804,270
	Westar Energy, Inc. (Electric Utilities)	83,750	1,999,950
	WGL Holdings, Inc. (Gas Utilities)	69,600	2,511,168
	Windstream Corp. (Diversified Telecommunication Services)	176,800	2,015,520
			201,845,674
	Total Common Stocks (Cost $351,386,506)		373,224,995

	Convertible Preferred Stock 0.8%

	United States 0.8%
	MetLife, Inc. 6.50% (Insurance)	126,500	3,125,815

	Total Convertible Preferred Stock (Cost $2,935,680)		3,125,815

		Principal Amount	Value
	Short-Term Investment 1.7%

	Repurchase Agreement 1.7%
	United States 1.7%
	State Street Bank and Trust Co. 0.01%, dated 7/30/10 due 8/2/10 Proceeds at Maturity $6,393,974 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $6,155,000 and a Market Value of $6,524,916) (Capital Markets)	$6,393,969	6,393,969

	Total Short-Term Investment (Cost $6,393,969)		6,393,969

	Total Investments (Cost $360,716,155) (b)	98.9%	382,744,779

	Other Assets, Less Liabilities	1.1	4,450,862
	Net Assets	100.0%	$387,195,641

¤
Among the Fund's 10 largest holdings, as of July 31, 2010, excluding short-term investment.  Any of the ten largest holdings may be a security traded on more than one exchange.  May be subject to change daily.

†	Percentages indicated are based on Fund net assets.
(a)	ADR - American Depositary Receipt.
(b)	At July 31, 2010, cost is $361,205,014 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$37,169,858
Gross unrealized depreciation	(15,630,093)
Net unrealized appreciation	$21,539,765

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.
Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$373,224,995	$—	$—	$373,224,995
Convertible Preferred Stocks	3,125,815	—	—	3,125,815
Short-Term Investment
Repurchase Agreement	—	6,393,969	—	6,393,969
Total Investments in Securities	$376,350,810	$6,393,969	$—	$382,744,779

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

At July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

As of July 31, 2010, the Fund held the following foreign currencies:
		Currency		Cost		Value
Canadian Dollar	CAD	11,345	USD	10,925	USD	11,035
Euro Currency	EUR	28		37		37
New Taiwan Dollar	TWD	6,400,223		198,919		199,735
Total			USD	209,881	USD	210,807

MainStay Epoch International Small Cap Fund
Portfolio of Investments July 31, 2010 unaudited
		Shares	Value
	Common Stocks 96.9%†

	Australia 2.3%
	Centamin Egypt, Ltd. (Metals & Mining) (a)	927,400	$2,219,156
	Domino's Pizza Enterprises, Ltd. (Hotels, Restaurants & Leisure)	50,900	251,429
	SAI Global, Ltd. (Professional Services)	260,817	941,485
	Transpacific Industries Group, Ltd. (Commercial Services & Supplies) (a)	507,000	481,617
			3,893,687
	Austria 1.8%
	Andritz A.G. (Machinery)	20,600	1,291,911
	bwin Interactive Entertainment A.G. (Hotels, Restaurants & Leisure)	13,700	761,973
	Vienna Insurance Group (Insurance)	21,850	1,037,302
			3,091,186
	Belgium 1.2%
	Telenet Group Holding N.V. (Diversified Telecommunication Services) (a)	71,602	2,047,648

	Bermuda 1.8%
	Frontline Ltd. (Oil, Gas & Consumable Fuels)	37,650	1,149,557
	Huabao International Holdings, Ltd. (Chemicals)	393,000	506,966
	Lancashire Holdings, Ltd. (Insurance)	116,800	984,196
	Peace Mark Holdings, Ltd. (Textiles, Apparel & Luxury Goods) (a)(b)(c)	1,118,750	1,440
	Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	21,650	412,649
			3,054,808
	Brazil 9.3%
	All America Latina Logistica S.A. (Road & Rail)	197,250	1,861,695
	Banco ABC Brasil S.A. (Diversified Financial Services)	343,400	2,731,502
	BR Malls Participacoes S.A. (Real Estate Management & Development)	27,100	403,542
	Diagnosticos da America S.A. (Health Care Providers & Services)	224,100	2,154,612
¤	Localiza Rent a Car S.A. (Road & Rail)	290,400	4,015,538
	MRV Engenharia e Participacoes S.A. (Household Durables)	226,000	2,026,393
	Rossi Residencial S.A. (Household Durables)	120,650	1,085,905
	Sul America S.A. (Insurance)	61,800	541,119
	Tegma Gestao Logistica S.A. (Road & Rail)	78,150	659,840
			15,480,146
	British Virgin Islands 0.8%
	Playtech, Ltd. (Software)	184,300	1,279,684

	Canada 5.1%
	Crew Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	34,100	547,298
	Detour Gold Corp. (Metals & Mining) (a)	16,000	372,900
	Eldorado Gold Corp. (Metals & Mining)	98,807	1,605,055
	Methanex Corp. (Chemicals)	66,000	1,482,360
	Migao Corp. (Chemicals) (a)	59,700	370,494
	Paramount Resources, Ltd. (Oil, Gas & Consumable Fuels) (a)	52,650	1,103,650
	Sherritt International Corp. (Metals & Mining)	128,200	849,221
	Sino-Forest Corp. (Paper & Forest Products) (a)	116,450	1,793,107
	Westport Innovations, Inc. (Machinery) (a)	23,027	455,142
			8,579,227
	Cayman Islands 1.6%
	China Shanshui Cement Group (Construction Materials)	459,000	246,415
	Subsea 7, Inc. (Energy Equipment & Services) (a)	145,900	2,487,921
			2,734,336
	China 3.0%
	Dalian Port PDA Co., Ltd. (Transportation Infrastructure)	2,992,426	1,298,291
	Shandong Weigao Group Medical Polymer Co., Ltd. (Health Care Equipment & Supplies)	345,000	1,543,450
	Zhuzhou CSR Times Electric Co., Ltd. (Electrical Equipment)	816,000	2,185,105
			5,026,846
	France 9.2%
¤	Alten, Ltd. (IT Services)	100,850	2,963,583
	Carbone Lorraine S.A. (Electrical Equipment)	48,700	1,792,842
	EDF Energies Nouvelles S.A. (Independent Power Producers & Energy Traders)	11,075	473,094
	IPSOS (Media)	61,200	2,432,860
¤	Rhodia S.A. (Chemicals)	199,800	4,124,253
	Saft Groupe S.A. (Electrical Equipment)	11,150	382,215
¤	Technip S.A. (Energy Equipment & Services)	49,150	3,272,947
			15,441,794
	Germany 3.0%
	Asian Bamboo A.G. (Food Products)	11,900	490,037
	Axel Springer A.G. (Media)	9,658	1,157,896
	GFK SE (Media)	10,100	376,560
	Hamburger Hafen und Logistik A.G. (Transportation Infrastructure)	13,905	507,912
	Morphosys A.G. (Life Sciences Tools & Services) (a)	53,450	1,098,434
	Puma A.G. Rudolf Dassler Sport (Textiles, Apparel & Luxury Goods)	1,750	511,405
	Software A.G. (Software)	8,050	897,556
			5,039,800
	Hong Kong 2.4%
	Industrial and Commercial Bank of China Asia, Ltd. (Commercial Banks) (b)	554,664	1,645,962
	Sinotrans Shipping, Ltd. (Marine)	670,500	290,039
	Television Broadcasts, Ltd. (Media)	148,000	685,935
	Vitasoy International Holdings, Ltd. (Food Products)	1,878,000	1,467,584
			4,089,520
	Italy 5.9%
	Amplifon S.p.A (Health Care Providers & Services)	239,300	1,172,533
	Ansaldo STS S.p.A (Transportation Infrastructure)	30,230	395,124
	Astaldi S.p.A (Construction & Engineering)	134,548	805,670
	Danieli & Co. S.p.A. (Machinery)	153,400	1,662,196
	Exor S.p.A (Diversified Financial Services)	80,314	1,603,410
¤	Maire Tecnimont S.p.A (Construction & Engineering)	794,250	2,962,766
	Tod's S.p.A. (Textiles, Apparel & Luxury Goods)	17,419	1,326,791
			9,928,490
	Japan 11.7%
	Air Water, Inc. (Chemicals)	125,160	1,361,773
	Daibiru Corp. (Real Estate Management & Development)	51,000	382,522
	Daiseki Co., Ltd. (Commercial Services & Supplies)	22,495	459,820
	Disco Corp. (Semiconductors & Semiconductor Equipment)	7,900	478,234
	House Foods Corp. (Food Products)	61,200	895,385
	Japan Retail Fund Investment Corp. (Real Estate Investment Trusts)	202	260,230
	JGC Corp. (Construction & Engineering)	125,750	2,079,944
	Kansai Paint Co., Ltd. (Chemicals)	133,440	1,132,143
	McDonald's Holdings Co. Japan, Ltd. (Hotels, Restaurants & Leisure)	46,000	1,028,671
¤	Nabtesco Corp. (Machinery)	177,000	2,802,662
	NET One Systems Co., Ltd. (IT Services)	500	614,040
	Nifco, Inc. /Japan (Auto Components)	65,650	1,493,928
	Oracle Corp. Japan (Software)	24,000	1,273,685
	ORIX Corp. (Consumer Finance)	8,500	669,020
	Pigeon Corp. (Household Products)	11,600	427,641
	Santen Pharmaceutical Co., Ltd. (Pharmaceuticals)	4,800	160,676
	Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)	12,100	1,075,618
¤	Sysmex Corp. (Health Care Equipment & Supplies)	52,753	3,034,694
			19,630,686
	Luxembourg 1.5%
	Acergy S.A. (Energy Equipment & Services)	142,400	2,338,000
	L'Occitane International S.A. (Specialty Retail) (a)	53,950	118,075
			2,456,075
	Netherlands 4.1%
	Core Laboratories N.V. (Energy Equipment & Services)	25,700	1,985,325
	Imtech N.V. (Construction & Engineering)	25,500	710,299
	SBM Offshore N.V. (Energy Equipment & Services)	118,871	1,875,147
	Ten Cate N.V. (Textiles, Apparel & Luxury Goods)	29,065	775,891
	USG People N.V. (Professional Services) (a)	98,850	1,518,102
			6,864,764
	Norway 0.3%
	Marine Harvest A.S.A. (Food Products)	564,750	425,646

	Republic of Korea 0.8%
	Glovis Co., Ltd. (Air Freight & Logistics)	11,276	1,300,994

	Spain 4.2%
	Construcciones y Auxiliar de Ferrocarriles S.A. (Machinery)	1,850	833,062
	Ebro Puleva S.A. (Food Products)	134,041	2,340,653
	Obrascon Huarte Lain S.A. (Construction & Engineering)	54,940	1,436,914
	Viscofan S.A. (Food Products)	80,750	2,339,250
			6,949,879
	Switzerland 4.7%
	Clariant A.G. (Chemicals) (a)	160,850	2,130,872
	EFG International A.G. (Capital Markets)	73,500	867,860
	Helvetia Holding A.G. (Insurance)	2,650	821,686
	Straumann Holding A.G. (Health Care Equipment & Supplies)	3,800	832,812
¤	Temenos Group A.G. Registered (Software) (a)	123,074	3,154,532
			7,807,762
	Taiwan 1.7%
	Clevo Co. (Computers & Peripherals)	545,000	1,146,348
	Far EasTone Telecommunications Co., Ltd. (Wireless Telecommunication Services) (a)	517,000	719,591
	First Steamship Co., Ltd. (Marine)	318,000	540,858
	Tong Yang Industry Co., Ltd. (Auto Components)	261,000	399,114
			2,805,911
	United Kingdom 20.5%
¤	Afren PLC (Oil, Gas & Consumable Fuels) (a)	2,012,150	2,887,409
	Aggreko PLC (Commercial Services & Supplies)	80,950	1,945,987
	Ashtead Group PLC (Trading Companies & Distributors)	984,900	1,499,091
	Bovis Homes Group PLC (Household Durables) (a)	77,500	418,092
	Cairn Energy PLC (Oil, Gas & Consumable Fuels) (a)	230,150	1,685,800
	Charter International PLC (Machinery)	99,800	1,130,660
	Cookson Group PLC (Industrial Conglomerates) (a)	264,250	1,841,036
	Domino's Pizza UK & IRL PLC (Hotels, Restaurants & Leisure)	303,200	1,946,835
	Homeserve PLC (Commercial Services & Supplies)	60,903	2,081,425
	Informa PLC (Media)	176,600	1,087,387
¤	Intermediate Capital Group PLC (Capital Markets)	776,000	3,234,105
	Intertek Group PLC (Professional Services)	80,900	2,001,910
	Invensys PLC (Machinery)	122,700	514,067
	London Stock Exchange Group PLC (Diversified Financial Services)	24,550	249,241
	Meggitt PLC (Aerospace & Defense)	368,550	1,730,303
	Millennium & Copthorne Hotels PLC (Hotels, Restaurants & Leisure)	336,850	2,567,254
	Misys PLC (Software) (a)	276,200	1,092,599
	Next PLC (Multiline Retail)	70,200	2,368,317
	Promethean World PLC (Diversified Consumer Services) (a)	406,585	848,530
	Restaurant Group PLC (Hotels, Restaurants & Leisure)	254,400	914,149
	SSL International PLC (Health Care Equipment & Supplies)	102,380	1,897,271
	TUI Travel PLC (Hotels, Restaurants & Leisure)	100,800	332,632
			34,274,100
	Total Common Stocks (Cost $130,883,341)		162,202,989

	Preferred Stocks 1.8%

	Germany 1.8%
	Jungheinrich A.G. 0.54% (Machinery)	26,000	758,955
	ProSiebenSat.1 Media A.G. 0.15% (Media)	123,350	2,160,395

	Total Preferred Stocks (Cost $2,496,116)		2,919,350

		Number of Rights	Value
	Rights 0.0%‡

	Australia 0.0%‡
	SAI Global, Ltd. Strike Price $3.60 Expires 8/13/10 (Professional Services) (a)(b)	36,224	12,963

	Total Rights (Cost $0)		12,963

		Shares	Value
	Unaffiliated Investment Company 0.3%

	Australia 0.3%
	Australian Infrastructure Fund (Transportation Infrastructure)	320,650	522,165

	Total Unaffiliated Investment Company (Cost $577,858)		522,165

		Principal Amount	Value
	Short-Term Investment 0.6%

	Repurchase Agreement 0.6%
	United States 0.6%
	State Street Bank and Trust Co. 0.01%, dated 7/30/10 due 8/2/10 Proceeds at Maturity $1,047,500 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $1,010,000 and a Market Value of $1,070,701) (Capital Markets)	$1,047,499	1,047,499

	Total Short-Term Investment (Cost $1,047,499)		1,047,499

	Total Investments (Cost $135,004,814) (d)	99.6%	166,704,966

	Other Assets, Less Liabilities	0.4	654,880
	Net Assets	100.0%	$167,359,846

¤
Among the Fund's 10 largest holdings, as of July 31, 2010, excluding short-term investment.  Any of the ten largest holdings may be a security traded on more than one exchange.  May be subject to change daily.

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Fair valued security. The total market value of these securities at July 31, 2010 is $1,660,365, which represents 1.0% of the Fund's net assets.
(c)	Illiquid security - The total market value of this security at July 31, 2010 is $1,440, which represents less than one-tenth of a percent of the Fund's net assets.
(d)	At July 31, 2010, cost is $139,288,547 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$36,718,073
Gross unrealized depreciation	(9,301,654)
Net unrealized appreciation	$27,416,419

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.
Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$160,555,587	$—	$1,647,402	$162,202,989
Preferred Stocks	2,919,350	—	—	2,919,350
Rights (c)	—	—	12,963	12,963
Unaffiliated Investment Company	522,165	—	—	522,165
Short-Term Investment
Repurchase Agreement	—	1,047,499	—	1,047,499
Total Investments in Securities	$163,997,102	$1,047,499	$1,660,365	$166,704,966

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)
The level 3 securities valued at $1,440 and $1,645,962 are held under Bermuda in Textiles, Apparel & Luxury Goods and under Hong Kong in Commercial Banks, respectively, within the Common Stocks section of the Portfolio of Investments.

(c)	The level 3 security valued at $12,963 is held under Australia within the Rights section of the Portfolio of Investments.

As of the period ending July 31, 2010, securities with a total value of $122,748,028 transferred from Level 2 to Level 1 due to certain international equities not being fair valued at the end of the period, by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures. Fair values for these instruments at the reporting date are based on quoted market prices or binding dealer price quotations.

The Fund recognizes transfers between the levels as of the beginning of the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2010
Common Stocks
Bermuda	$1,443	$-	$-	$(3)	$-	$-	$-	$-	$1,440	$(3)
Hong Kong	-	-	-	484,609	-	-	1,161,353	-	1,645,962	484,609
Rights
Australia	-	-	-	12,963	-	-	-	-	12,963	12,963
Total	$1,443	$-	$-	$497,569	$-	$-	$1,161,353	$-	$1,660,365	$497,569

As of July 31, 2010, the Fund held the following foreign currencies:

		Currency		Cost		Value
Foreign Currency
Australian Dollar	AUD	18	USD	16	USD	16
Brazilian Real	BRL	52,644		29,797		29,932
Canadian Dollar	CAD	40,082		38,224		38,988
Danish Krone	DKK	5,305		1,068		928
Euro	EUR	142,918		186,193		186,243
Hong Kong Dollar	HKD	1,885,149		241,842		242,697
Japanese Yen	JPY	7,549,045		85,117		87,378
New Taiwan Dollar	TWD	1,203,220		37,477		37,550
Pound Sterling	GBP	33,757		52,570		52,970
Swedish Krona	SEK	48		7		7
Swiss Franc	CHF	97,912		85,693		93,993
Total			USD	758,004	USD	770,702

MainStay Epoch U.S. All Cap Fund
Portfolio of Investments July 31, 2010 unaudited
		Shares	Value
	Common Stocks 95.2%†

	Aerospace & Defense 3.9%
¤	Boeing Co. (The)	138,650	$9,447,611
	Rockwell Collins, Inc.	123,100	7,036,396
			16,484,007
	Building Products 1.4%
	Masco Corp.	572,450	5,884,786

	Capital Markets 5.7%
¤	Ameriprise Financial, Inc.	247,750	10,502,122
¤	Franklin Resources, Inc.	99,700	10,027,826
	TD Ameritrade Holding Corp. (a)	236,350	3,720,149
			24,250,097
	Chemicals 5.2%
¤	E.I. du Pont de Nemours & Co.	236,350	9,612,354
¤	Praxair, Inc.	144,350	12,532,467
			22,144,821
	Commercial Services & Supplies 2.1%
	Waste Management, Inc.	257,400	8,738,730

	Computers & Peripherals 3.5%
	Apple, Inc. (a)	33,950	8,733,638
	Dell, Inc. (a)	455,600	6,032,144
			14,765,782
	Consumer Finance 1.1%
	American Express Co.	109,350	4,881,384

	Distributors 2.0%
	Genuine Parts Co.	200,400	8,583,132

	Diversified Consumer Services 0.7%
	Service Corp. International	347,450	2,960,274

	Diversified Financial Services 2.2%
¤	NYSE Euronext	330,750	9,581,828

	Electronic Equipment & Instruments 2.0%
	Corning, Inc.	468,810	8,494,837

	Energy Equipment & Services 4.8%
	Cameron International Corp. (a)	155,683	6,163,490
	Dresser-Rand Group, Inc. (a)	139,597	5,194,404
	National-Oilwell Varco, Inc.	135,500	5,306,180
	Weatherford International, Ltd. (a)	247,000	4,001,400
			20,665,474
	Food Products 1.6%
	Corn Products International, Inc.	199,750	6,659,665

	Gas Utilities 2.0%
	ONEOK, Inc.	186,400	8,673,192

	Health Care Providers & Services 6.4%
	Aetna, Inc.	232,650	6,479,302
	DaVita, Inc. (a)	107,850	6,181,962
	Laboratory Corp. of America Holdings (a)	115,450	8,425,541
	UnitedHealth Group, Inc.	200,750	6,112,838
			27,199,643
	Hotels, Restaurants & Leisure 1.4%
	International Game Technology	386,600	5,891,784

	Household Durables 2.7%
	KB Home	452,850	5,153,433
	Tupperware Brands Corp.	158,566	6,245,915
			11,399,348
	Insurance 4.9%
	Everest Re Group, Ltd.	96,750	7,509,735
¤	MetLife, Inc.	316,416	13,308,456
			20,818,191
	Internet Software & Services 1.3%
	Yahoo!, Inc. (a)	401,550	5,573,514

	IT Services 1.9%
	Visa, Inc. Class A	111,300	8,163,855

	Life Sciences Tools & Services 1.8%
	Thermo Fisher Scientific, Inc. (a)	172,650	7,745,079

	Machinery 3.7%
	AGCO Corp. (a)	85,750	2,980,671
	Deere & Co.	97,150	6,477,962
	Wabtec Corp.	143,332	6,394,041
			15,852,674
	Media 2.3%
¤	Comcast Corp. Class A	542,450	10,013,627

	Multi-Utilities 1.7%
	Wisconsin Energy Corp.	133,700	7,257,236

	Oil, Gas & Consumable Fuels 6.9%
	ConocoPhillips	77,850	4,298,877
	Devon Energy Corp.	100,100	6,255,249
¤	ExxonMobil Corp.	175,000	10,444,000
	Occidental Petroleum Corp.	109,357	8,522,191
			29,520,317
	Pharmaceuticals 4.1%
	Abbott Laboratories	162,800	7,990,224
	Endo Pharmaceuticals Holdings, Inc. (a)	388,750	9,333,887
			17,324,111
	Real Estate Investment Trusts 1.1%
	Ventas, Inc.	93,000	4,716,960

	Road & Rail 1.0%
	Con-Way, Inc.	126,050	4,246,625

	Semiconductors & Semiconductor Equipment 3.2%
	MEMC Electronic Materials, Inc. (a)	517,350	4,945,866
	Texas Instruments, Inc.	350,598	8,656,265
			13,602,131
	Software 6.6%
	Electronic Arts, Inc. (a)	228,900	3,646,377
¤	Microsoft Corp.	642,650	16,586,795
	Oracle Corp.	340,200	8,042,328
			28,275,500
	Specialty Retail 3.6%
	GameStop Corp. Class A (a)	428,080	8,583,004
	TJX Cos., Inc.	166,750	6,923,460
			15,506,464
	Textiles, Apparel & Luxury Goods 1.6%
	Warnaco Group, Inc. (The) (a)	160,650	6,710,351

	Thrifts & Mortgage Finance 0.8%
	Hudson City Bancorp, Inc.	264,500	3,285,090

	Total Common Stocks (Cost $387,014,065)		405,870,509

		Principal Amount	Value
	Short-Term Investment 4.3%

	Repurchase Agreement 4.3%
	State Street Bank and Trust Co. 0.01%, dated 7/30/10 due 8/2/10 Proceeds at Maturity $18,181,034 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17 with a Principal Amount of $17,495,000 and a Market Value of $18,546,450)	$18,181,019	18,181,019

	Total Short-Term Investment (Cost $18,181,019)		18,181,019

	Total Investments (Cost $405,195,084) (b)	99.5%	424,051,528

	Other Assets, Less Liabilities	0.5	2,139,825
	Net Assets	100.0%	$426,191,353

¤	Among the Fund's 10 largest holdings, as of July 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	At July 31, 2010, cost is $405,195,418 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$36,824,517
	Gross unrealized depreciation	(17,968,407)
	Net unrealized appreciation	$18,856,110

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$405,870,509	$—	$—	$405,870,509
Short-Term Investment
Repurchase Agreement	—	18,181,019	—	18,181,019
Total Investments in Securities	$405,870,509	$18,181,019	$—	$424,051,528

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

At July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch U.S. Equity Fund
Portfolio of Investments July 31, 2010 unaudited
		Shares	Value
	Common Stocks 95.8%†

	Aerospace & Defense 5.1%
	Alliant Techsystems, Inc. (a)	18,400	$1,235,744
¤	Boeing Co. (The)	75,350	5,134,349
	Rockwell Collins, Inc.	49,250	2,815,130
			9,185,223
	Capital Markets 6.0%
¤	Ameriprise Financial, Inc.	107,500	4,556,925
¤	Franklin Resources, Inc.	47,200	4,747,376
	TD Ameritrade Holding Corp. (a)	99,900	1,572,426
			10,876,727
	Chemicals 5.1%
	E.I. du Pont de Nemours & Co.	97,350	3,959,225
¤	Praxair, Inc.	60,450	5,248,269
			9,207,494
	Commercial Services & Supplies 2.4%
	Waste Management, Inc.	126,350	4,289,583

	Computers & Peripherals 3.4%
	Apple, Inc. (a)	14,580	3,750,705
	Dell, Inc. (a)	185,800	2,459,992
			6,210,697
	Consumer Finance 1.1%
	American Express Co.	45,800	2,044,512

	Distributors 1.1%
	Genuine Parts Co.	47,200	2,021,576

	Diversified Financial Services 1.8%
	NYSE Euronext	112,800	3,267,816

	Diversified Telecommunication Services 1.0%
	Qwest Communications International, Inc.	334,348	1,892,410

	Electric Utilities 0.9%
	Entergy Corp.	20,300	1,573,453

	Electronic Equipment & Instruments 2.0%
	Corning, Inc.	200,202	3,627,660

	Energy Equipment & Services 3.6%
	Cameron International Corp. (a)	64,170	2,540,490
	National Oilwell Varco, Inc.	59,050	2,312,398
	Weatherford International, Ltd. (a)	105,020	1,701,324
			6,554,212
	Health Care Providers & Services 7.3%
	Aetna, Inc.	106,390	2,962,961
	DaVita, Inc. (a)	72,650	4,164,298
	Laboratory Corp. of America Holdings (a)	49,250	3,594,265
	UnitedHealth Group, Inc.	82,700	2,518,215
			13,239,739
	Hotels, Restaurants & Leisure 1.3%
	International Game Technology	159,000	2,423,160

	Household Products 1.2%
	Colgate-Palmolive Co.	27,350	2,160,103

	Insurance 7.3%
	Everest Re Group, Ltd.	41,300	3,205,706
	MetLife, Inc.	92,792	3,902,832
¤	Prudential Financial, Inc.	74,953	4,294,057
	Travelers Cos., Inc. (The)	35,275	1,779,624
			13,182,219
	Internet Software & Services 1.3%
	Yahoo!, Inc. (a)	168,350	2,336,698

	IT Services 5.8%
	Automatic Data Processing, Inc.	62,550	2,581,439
	Fidelity National Information Services, Inc.	67,200	1,926,624
	Fiserv, Inc. (a)	50,737	2,541,924
	Visa, Inc. Class A	46,650	3,421,777
			10,471,764
	Life Sciences Tools & Services 2.3%
	Thermo Fisher Scientific, Inc. (a)	91,250	4,093,475

	Machinery 5.3%
	Danaher Corp.	95,900	3,683,519
	Deere & Co.	62,000	4,134,160
	Ingersoll-Rand PLC	47,500	1,779,350
			9,597,029
	Media 2.7%
¤	Comcast Corp. Class A	267,895	4,945,342

	Multi-Utilities 3.4%
	NSTAR	63,850	2,372,666
	Wisconsin Energy Corp.	71,350	3,872,878
			6,245,544
	Oil, Gas & Consumable Fuels 7.3%
	ConocoPhillips	33,150	1,830,543
	Devon Energy Corp.	42,100	2,630,829
¤	Exxon Mobil Corp.	88,200	5,263,776
	Occidental Petroleum Corp.	45,765	3,566,466
			13,291,614
	Pharmaceuticals 1.8%
	Abbott Laboratories	68,100	3,342,348

	Real Estate Investment Trusts 2.5%
¤	Ventas, Inc.	89,750	4,552,120

	Semiconductors & Semiconductor Equipment 2.6%
	MEMC Electronic Materials, Inc. (a)	111,750	1,068,330
	Texas Instruments, Inc.	146,550	3,618,320
			4,686,650
	Software 7.7%
	Electronic Arts, Inc. (a)	131,650	2,097,184
¤	Microsoft Corp.	274,100	7,074,521
¤	Oracle Corp.	199,450	4,714,998
			13,886,703
	Specialty Retail 2.1%
	TJX Cos., Inc.	89,514	3,716,621

	Thrifts & Mortgage Finance 0.4%
	Hudson City Bancorp, Inc.	62,850	780,597

	Total Common Stocks (Cost $161,052,534)		173,703,089

		Principal Amount	Value
	Short-Term Investment 3.7%

	Repurchase Agreement 3.7%
	State Street Bank and Trust Co. 0.01%, dated 7/30/10 due 8/2/10 Proceeds at Maturity $6,666,141 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $6,415,000 and a Market Value of $6,800,542)	$6,666,135	6,666,135

	Total Short-Term Investment (Cost $6,666,135)		6,666,135

	Total Investments (Cost $167,718,669) (b)	99.5%	180,369,224

	Other Assets, Less Liabilities	0.5	862,140
	Net Assets	100.0%	$181,231,364

¤	Among the Fund's 10 largest holdings, as of July 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	At July 31, 2010, cost is $167,850,212 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$17,497,656
Gross unrealized depreciation	(4,978,644)
Net unrealized appreciation	$12,519,012

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.
Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$173,703,089	$—	$—	$173,703,089
Short-Term Investment
Repurchase Agreement	—	6,666,135	—	6,666,135
Total Investments in Securities	$173,703,089	$6,666,135	$—	$180,369,224

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

At July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay Floating Rate Fund
Portfolio of Investments July 31, 2010 unaudited
		Principal Amount	Value
	Long-Term Bonds 91.7%†
	Corporate Bonds 8.0%

	Aerospace & Defense 0.5%
	Oshkosh Corp. 8.25%, due 3/1/17	$3,400,000	$3,553,000
	Spirit Aerosystems, Inc. 7.50%, due 10/1/17	865,000	871,488
			4,424,488
	Beverage, Food & Tobacco 0.6%
	Del Monte Corp. 7.50%, due 10/15/19	3,000,000	3,161,250
	Dole Food Co., Inc. 8.00%, due 10/1/16 (a)	2,500,000	2,587,500
			5,748,750
	Broadcasting & Entertainment 0.4%
	CSC Holdings LLC 8.625%, due 2/15/19	1,300,000	1,420,250
	Insight Communications Co., Inc. 9.375%, due 7/15/18 (a)	2,500,000	2,643,750
			4,064,000
	Chemicals, Plastics & Rubber 1.7%
	Ashland, Inc. 9.125%, due 6/1/17	1,000,000	1,136,250
	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18	4,500,000	4,336,875
	Lyondell Chemical Co. 11.00%, due 5/1/18	7,487,280	8,058,185
	Nalco Co. 8.25%, due 5/15/17	1,800,000	1,935,000
			15,466,310
	Containers, Packaging & Glass 1.6%
	Ball Corp. 7.125%, due 9/1/16	4,000,000	4,300,000
	Crown Americas LLC/Crown Americas Capital Corp. II 7.625%, due 5/15/17 (a)	1,800,000	1,908,000
	Greif, Inc. 7.75%, due 8/1/19	1,350,000	1,390,500
	Silgan Holdings, Inc. 7.25%, due 8/15/16	3,000,000	3,090,000
	Solo Cup Co. 10.50%, due 11/1/13	3,750,000	3,918,750
			14,607,250
	Diversified Natural Resources, Precious Metals & Minerals 0.1%
	Boise Paper Holdings LLC/Boise Co-Issuer Co. 8.00%, due 4/1/20	1,300,000	1,345,500

	Diversified/Conglomerate Service 0.4%
	Corrections Corp. of America 7.75%, due 6/1/17	3,000,000	3,202,500
	Fidelity National Information Services, Inc. 7.625%, due 7/15/17 (a)	900,000	936,000
			4,138,500
	Ecological 0.2%
	Clean Harbors, Inc. 7.625%, due 8/15/16	2,300,000	2,374,750

	Healthcare, Education & Childcare 0.5%
	HCA, Inc. 8.50%, due 4/15/19	1,200,000	1,326,000
	Mylan, Inc. 7.625%, due 7/15/17 (a)	3,500,000	3,718,750
			5,044,750
	Hotels, Motels, Inns & Gaming 0.4%
	Ameristar Casinos, Inc. 9.25%, due 6/1/14	2,385,000	2,545,988
	MGM Mirage, Inc.
	10.375%, due 5/15/14	300,000	331,500
	11.125%, due 11/15/17	850,000	964,750
			3,842,238
	Leisure, Amusement, Motion Pictures & Entertainment 0.1%
	Cinemark USA, Inc. 8.625%, due 6/15/19	600,000	624,000

	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.2%
	CPM Holdings, Inc. 10.625%, due 9/1/14 (a)	1,475,000	1,593,000

	Mining, Steel, Iron & Non-Precious Metals 0.5%
	Consol Energy, Inc. 8.00%, due 4/1/17 (a)	4,500,000	4,781,250

	Printing & Publishing 0.2%
	Nielsen Finance LLC 11.625%, due 2/1/14	1,300,000	1,459,250

	Telecommunications 0.6%
	GCI, Inc. 7.25%, due 2/15/14	1,595,000	1,622,912
	Sprint Capital Corp. 8.375%, due 3/15/12	3,500,000	3,710,000
			5,332,912
	Total Corporate Bonds (Cost $70,560,289)		74,846,948

	Floating Rate Loans 80.3% (c)

	Aerospace & Defense 2.0%
	BE Aerospace, Inc. Term Loan B 5.75%, due 7/28/14	2,462,285	2,476,906
	Oshkosh Truck Corp. Term Loan B 6.54%, due 12/6/13	4,035,652	4,037,427
	Spirit Aerosystems, Inc. Term Loan B 2.276%, due 9/30/13	3,481,902	3,391,954
	Transdigm, Inc. Term Loan 2.538%, due 6/23/13	5,765,454	5,584,251
	Triumph Group, Inc. Term Loan B 4.50%, due 6/16/16	3,000,000	3,008,439
			18,498,977
	Automobile 5.8%
	Allison Transmission, Inc. Term Loan B 3.10%, due 8/7/14	6,835,744	6,384,298
	Dana Corp. Term Loan B 4.709%, due 1/30/15	6,543,834	6,396,597
	Dayco Products LLC (Mark IV Industries)
	Term Loan B2 10.50%, due 5/13/14 (b)	593,317	577,742
	Term Loan B4 12.50%, due 11/13/14 (b)	90,533	76,953
	Federal-Mogul Corp.
	Term Loan C 2.279%, due 12/28/15	3,831,702	3,416,372
	Term Loan B 2.286%, due 12/29/14	2,635,135	2,349,505
	Ford Motor Co. Term Loan 3.35%, due 12/16/13	9,821,757	9,537,338
	Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan 2.24%, due 4/30/14	5,250,000	4,860,350
	KAR Holdings, Inc. Term Loan B 3.07%, due 10/18/13	5,000,000	4,762,500
	Key Safety Systems, Inc. 1st Lien Term Loan 2.577%, due 3/8/14	3,622,460	3,090,411
	Sensata Technologies Finance Co. LLC Term Loan 2.231%, due 4/26/13	6,280,399	5,903,575
	Tenneco, Inc.
	Tranche B Term Loan 5.071%, due 6/3/16	800,000	796,000
	Tranche B1 Credit Linked Deposit 5.347%, due 3/17/14 (b)	2,361,559	2,355,655
	Tower Automotive Corp. Term Loan 4.794%, due 7/31/13 (b)	1,678,893	1,326,325
	United Components, Inc. Term Loan D 2.374%, due 6/29/12 (b)	2,505,785	2,380,496
			54,214,117
	Beverage, Food & Tobacco 3.4%
	American Seafoods Group LLC Term Loan B 5.50%, due 5/7/15 (b)	2,750,000	2,734,498
	Constellation Brands, Inc. Extended Term Loan B 3.125%, due 6/5/15	4,000,000	3,965,000
	Dean Foods Co. Extended Term Loan B2 3.79%, due 4/2/17	8,607,742	8,284,951
	Dole Food Co., Inc.
	Term Loan C 5.021%, due 3/2/17	3,147,934	3,146,788
	Term Loan B 5.041%, due 3/2/17	1,267,412	1,266,951
	Credit Link Deposit 8.00%, due 8/30/10	602,154	601,934
	Michael Foods Group, Inc. Term Loan B 6.25%, due 6/29/16	5,460,000	5,462,730
	Wm. Bolthouse Farms, Inc.
	New 1st Lien Term Loan 5.50%, due 2/11/16	4,314,188	4,290,460
	New 2nd Lien Term Loan 9.50%, due 8/11/16	2,000,000	1,989,376
			31,742,688
	Broadcasting & Entertainment 5.6%
	Atlantic Broadband Finance LLC
	Term Loan B-2-A 2.79%, due 9/1/11	137,826	135,103
	Term Loan B-2-B 6.75%, due 5/31/13	3,706,215	3,652,167
¤	Charter Communications Operating LLC
	Replacement Term Loan 2.32%, due 3/6/14	1,979,695	1,876,009
	Extended Term Loan 3.79%, due 9/6/16	2,984,847	2,844,667
	New Term Loan 7.25%, due 3/6/14	5,899,521	5,984,733
	CSC Holdings, Inc.
	Extended Term Loan B3 2.091%, due 3/29/16	997,500	973,393
	Incremental B2 Term Loan 2.091%, due 3/29/16	8,267,355	8,149,802
	Emmis Operating Co. Term Loan B 4.537%, due 11/1/13	268,690	228,387
	Gray Television, Inc. Term Loan B 3.85%, due 12/31/14	5,035,106	4,712,859
	Insight Midwest Holdings LLC Initial Term Loan 2.159%, due 4/7/14	3,905,631	3,692,915
	LodgeNet Entertainment Corp. Term Loan 2.54%, due 4/4/14	676,819	622,674
	Mediacom Broadband Group (FKA MCC Iowa) Tranche D1 Term Loan 2.06%, due 1/31/15	1,862,019	1,715,608
	Mediacom Broadband LLC Tranche F Term Loan 4.50%, due 10/23/17	1,960,000	1,871,800
	Univision Communications, Inc. Initial Term Loan 2.566%, due 9/29/14	6,955,839	6,070,903
¤	Weather Channel Replacement Term Loan 5.00%, due 9/14/15	9,772,020	9,759,805
			52,290,825
	Buildings & Real Estate 2.1%
	Armstrong World Industries, Inc. Term Loan 2.081%, due 10/2/13	1,905,605	1,844,864
	Building Materials Corp. of America 1st Lien Term Loan 3.125%, due 2/24/14	9,793,399	9,433,139
	CB Richard Ellis Services, Inc.
	Tranche B 5.50%, due 12/20/13	2,947,032	2,939,665
	Tranche B1 6.00%, due 12/21/15	995,784	995,353
	Central Parking Corp.
	Letter of Credit Term Loan 2.688%, due 5/22/14	568,966	482,198
	Term Loan 2.813%, due 5/22/14	1,562,707	1,324,394
	Realogy Corp.
	Letter of Credit 0.155%, due 10/10/13	740,516	645,637
	Term Loan 3.347%, due 10/10/13	2,750,487	2,398,081
			20,063,331
	Chemicals, Plastics & Rubber 6.2%
	Celanese U.S. Holdings LLC
	Synthetic Letter of Credit 0.351%, due 4/2/14	1,745,931	1,671,729
	Dollar Term Loan 2.284%, due 4/2/14	4,446,556	4,242,139
¤	CF Industries, Inc. New Term Loan B 4.50%, due 4/6/15	10,790,186	10,827,649
	Gentek, Inc. Term Loan 7.00%, due 10/29/14	1,501,395	1,502,521
	Huntsman International LLC New Term Loan 2.207%, due 4/21/14	3,247,066	3,037,023
	INEOS U.S. Finance LLC
	Term Loan A2 7.001%, due 12/14/12	353,535	351,237
	Term Loan B2 7.501%, due 12/16/13	1,566,813	1,537,435
	Term Loan C2 8.001%, due 12/16/14	1,790,658	1,757,083
	ISP Chemco, Inc. Term Loan 1.875%, due 6/4/14	4,801,500	4,525,414
	Kraton Polymers LLC Term Loan 2.375%, due 5/13/13	625,428	588,684
	Nalco Co. Term Loan 6.50%, due 5/13/16	4,509,475	4,525,447
	Polymer Group, Inc. Tranche 2 Extending 7.00%, due 11/24/14	4,189,846	4,195,084
	Rockwood Specialties Group, Inc. Tranche H 6.00%, due 5/15/14	5,068,932	5,066,398
	Solutia, Inc. Term Loan B 4.75%, due 3/17/17	8,768,025	8,766,455
	TPC Group LLC
	Incremental Term Loan B 3.031%, due 6/27/13	850,480	796,617
	Term Loan B 3.032%, due 6/27/13	2,519,707	2,360,126
	Univar, Inc. Opco Term Loan 3.316%, due 10/10/14	2,226,181	2,132,960
			57,884,001
	Containers, Packaging & Glass 3.8%
	Berry Plastics Corp. Term Loan C 2.341%, due 4/3/15	2,992,268	2,747,898
	BWAY Corp.
	New Term Loan B 5.501%, due 6/16/17	4,297,193	4,286,450
	New Term Loan C 5.501%, due 6/16/17	402,807	401,800
	Crown Americas LLC Term B Dollar Loan 2.10%, due 11/15/12	1,228,654	1,212,272
	Graham Packaging Co., L.P.
	New Term Loan B 2.636%, due 10/7/11	319,785	318,364
	Term Loan C 6.75%, due 4/5/14	9,356,216	9,413,233
	Graphic Packaging International, Inc.
	Term Loan B 2.521%, due 5/16/14	3,376,989	3,252,696
	Term Loan C 3.28%, due 5/16/14	4,857,673	4,754,447
	Smurfit-Stone Container Enterprises, Inc. Exit Term Loan B 6.75%, due 2/22/16	9,000,000	9,020,826
			35,407,986
	Diversified Natural Resources, Precious Metals & Minerals 1.2%
¤	Georgia-Pacific Corp.
	Term Loan B1 2.482%, due 12/20/12	2,033,957	1,996,746
	New Term Loan B 2.528%, due 12/21/12	6,979,477	6,851,787
	New Term Loan C 3.786%, due 12/23/14	2,845,925	2,826,803
			11,675,336
	Diversified/Conglomerate Manufacturing 2.1%
¤	Bucyrus International, Inc. Term Loan 4.50%, due 2/19/16	10,972,964	10,991,256
	Electrical Components International Holdings New Term Loan B 9.50%, due 5/14/15	1,368,628	1,320,726
	Mueller Water Products, Inc. Term Loan B 5.487%, due 5/23/14	1,725,707	1,714,490
	Terex Corp. Term Loan 4.283%, due 7/12/13	5,954,887	5,820,902
			19,847,374
	Diversified/Conglomerate Service 4.7%
	Advantage Sales & Marketing, Inc. Term Loan 5.00%, due 5/5/16	6,982,500	6,906,859
	Dealer Computer Services, Inc. Term Loan B 5.25%, due 4/21/17	7,352,950	7,265,634
	Fidelity National Information Solutions, Inc. Term Loan B 5.25%, due 7/18/16	3,300,000	3,315,814
	First Data Corp.
	Term Loan B1 3.078%, due 9/24/14	3,845,571	3,347,250
	Term Loan B2 3.078%, due 9/24/14	972,500	845,102
	Term Loan B3 3.078%, due 9/24/14	989,822	861,145
	Language Line LLC Term Loan B 5.50%, due 11/4/15	3,905,375	3,840,284
	ServiceMaster Co.
	Delayed Draw Term Loan 2.82%, due 7/24/14	404,078	371,398
	Term Loan 2.879%, due 7/24/14	4,057,617	3,729,458
	SunGard Data Systems, Inc.
	Tranche A 2.095%, due 2/28/14	4,767,755	4,500,760
	Tranche B 4.003%, due 2/26/16	3,874,429	3,726,717
	VeriFone, Inc. Term Loan B 3.07%, due 10/31/13	1,335,000	1,301,625
	Verint Systems, Inc. Term Loan B 5.25%, due 5/25/14 (b)	3,719,708	3,538,372
			43,550,418
	Ecological 0.7%
	Big Dumpster Merger Sub, Inc.
	Delayed Draw Term Loan B 2.57%, due 2/5/13 (b)	331,011	252,396
	Term Loan B 2.57%, due 2/5/13 (b)	786,152	599,441
	Duratek, Inc. Term Loan B 6.25%, due 6/7/13	1,485,726	1,466,535
	EnergySolutions LLC
	Synthetic Letter of Credit 3.15%, due 6/7/13	231,532	228,542
	Term Loan 6.25%, due 6/7/13	3,096,714	3,056,714
	Synagro Technologies, Inc.
	Term Loan B 2.35%, due 4/2/14	970,000	810,758
	2nd Lien Term Loan 5.10%, due 10/2/14	750,000	575,000
			6,989,386
	Electronics 0.9%
	Flextronics International, Ltd.
	Delayed Draw A1-A Term Loan 2.591%, due 10/1/14	1,113,210	1,044,098
	Term Loan A 2.595%, due 10/1/14	3,873,970	3,633,462
	Term Loan B 2.596%, due 10/1/12	4,451,705	4,269,186
			8,946,746
	Finance 1.8%
	Brand Energy & Infrastructure Services, Inc. New Term Loan 2.813%, due 2/7/14	2,292,601	2,031,818
	Hertz Corp., (The)
	Synthetic Letter of Credit 0.337%, due 12/21/12	1,653,131	1,596,640
	Tranche B Term Loan 2.093%, due 12/21/12	4,595,543	4,438,504
	MSCI, Inc. New Term Loan 4.75%, due 6/1/16	8,000,000	8,030,000
	Rental Services Corp. 2nd Lien Term Loan 4.04%, due 12/2/13	716,267	675,977
			16,772,939
	Grocery 1.0%
	Roundy's Supermarkets, Inc. Extended Term Loan 7.00%, due 11/3/13	3,468,299	3,442,286
	SUPERVALU, Inc.
	Term Loan A 1.191%, due 6/2/11	3,333,333	3,268,500
	Term Loan B1 1.566%, due 6/1/12	2,643,521	2,546,028
	Extended Term Loan B2 3.066%, due 10/5/15	129,595	125,005
			9,381,819
	Healthcare, Education & Childcare 10.4%
	AGA Medical Corp. Tranche B Term Loan 2.558%, due 4/26/13 (b)	4,580,523	4,164,461
	Alliance Healthcare Services, Inc. Term Loan B 5.50%, due 6/1/16	7,213,750	7,084,501
	AMR HoldCo., Inc. New Term Loan 3.343%, due 4/8/15	4,223,438	4,197,041
	Bausch and Lomb, Inc.
	Delayed Draw Term Loan 3.566%, due 4/24/15	1,135,795	1,087,376
	Term Loan 3.628%, due 4/24/15	4,689,474	4,489,561
¤	Biomet, Inc. Term Loan B 3.506%, due 3/25/15	10,089,550	9,805,085
¤	Community Health Systems, Inc.
	Delayed Draw Term Loan 2.788%, due 7/25/14	551,149	521,866
	Term Loan 2.788%, due 7/25/14	10,742,413	10,171,668
	DaVita, Inc. Tranche B1 Term Loan 1.858%, due 10/5/12	3,230,815	3,151,840
	Gentiva Health Services, Inc. Term Loan B 2.10%, due 3/31/13 (b)	1,881,081	1,856,783
	HCA, Inc. Term Loan B 2.783%, due 11/18/13	7,566,658	7,302,650
	Health Management Associates, Inc. Term Loan B 2.283%, due 2/28/14	5,789,173	5,438,928
	HealthSouth Corp.
	Term Loan B 2.79%, due 3/11/13	2,374,410	2,299,716
	Extended Term Loan B 4.29%, due 9/10/15	1,954,242	1,926,673
	Mylan Laboratories, Inc. Term Loan B 3.754%, due 10/2/14	4,673,977	4,645,910
	Quintiles Transnational Corp.
	Term Loan B 2.46%, due 3/29/13	2,427,417	2,321,217
	2nd Lien Term Loan C 4.32%, due 3/31/14	500,000	488,750
	Royalty Pharma Finance Trust Term Loan B 2.783%, due 4/16/13	5,779,943	5,666,078
	Rural/Metro Operating Co. LLC Term Loan 7.00%, due 12/9/14	2,308,400	2,302,629
	Select Medical Corp. Extended Term Loan B 4.234%, due 8/22/14	2,485,578	2,409,457
	Sun Healthcare Group, Inc.
	Synthetic Letter of Credit 2.433%, due 4/21/14	266,010	256,700
	Term Loan B 3.65%, due 4/21/14	1,842,603	1,778,112
	Sunrise Medical Holdings, Inc. Term Loan B1 8.25%, due 5/13/14 (b)	1,569,276	1,412,349
	Vanguard Health Holding Co. II LLC Term Loan B 5.00%, due 1/29/16	6,483,750	6,407,566
	Warner Chilcott Co. LLC Tranche B2 5.75%, due 4/30/15	1,830,376	1,828,088
	Warner Chilcott PLC
	Tranche A 5.50%, due 10/30/14	1,738,983	1,735,940
	Incremental Term Loan 5.75%, due 4/30/15	995,000	994,254
	Tranche B1 5.75%, due 4/30/15	1,099,043	1,097,669
			96,842,868
	Home and Office Furnishings, Housewares & Durable Consumer Products 0.7%
	Jarden Corp.
	Term Loan B1 2.283%, due 1/24/12	390,005	381,067
	Term Loan B2 2.283%, due 1/24/12	678,544	663,616
	Term Loan B4 3.783%, due 1/26/15	2,662,842	2,626,228
	National Bedding Co. LLC 1st Lien Term Loan 2.375%, due 2/28/13	2,851,575	2,728,601
			6,399,512
	Hotels, Motels, Inns & Gaming 1.9%
	Las Vegas Sands LLC
	Delayed Draw Term Loan 2.07%, due 5/23/14	1,832,400	1,700,205
	Term Loan B 2.07%, due 5/23/14	7,516,404	6,974,148
	Penn National Gaming, Inc. Term Loan B 2.105%, due 10/3/12	9,313,931	9,099,375
			17,773,728
	Insurance 0.7%
	Hub International Holdings, Inc.
	Delayed Draw Term Loan 3.033%, due 6/13/14	175,673	159,642
	Initial Term Loan 3.033%, due 6/13/14	781,533	710,218
	Add on Term Loan B 6.75%, due 6/13/14	2,000,000	1,925,000
	Multiplan Merger Corp. Incremental Term Loan 6.00%, due 4/12/13	3,440,476	3,420,408
			6,215,268
	Leisure, Amusement, Motion Pictures & Entertainment 3.0%
	AMC Entertainment, Inc. Term Loan 2.079%, due 1/28/13	3,335,601	3,223,718
	Bombardier Recreational Products, Inc. Term Loan 3.193%, due 6/28/13 (b)	1,298,693	1,116,876
	Cinemark USA, Inc. Extended Term Loan 3.604%, due 4/29/16	4,859,884	4,730,577
	Metro-Goldwyn-Mayer Studios, Inc. Tranche B Term Loan 20.50%, due 4/9/12	2,940,709	1,274,062
	Regal Cinemas Corp. New Term Loan 4.033%, due 11/21/16	9,649,011	9,488,191
	Six Flags Theme Parks, Inc. Exit Term Loan B 6.00%, due 6/30/16	5,750,000	5,688,130
	Town Sports International, Inc. Term Loan 2.375%, due 2/27/14	1,451,250	1,331,522
	Universal City Development Partners, Ltd. New Term Loan B 5.50%, due 11/6/14	1,492,500	1,493,421
			28,346,497
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 2.3%
¤	Baldor Electric Co. Term Loan B 5.252%, due 1/31/14	10,000,009	9,981,258
	Gleason Corp. New U.S. Term Loan 2.193%, due 6/30/13 (b)	1,414,579	1,273,121
	Manitowoc Co., Inc. (The) Term Loan B 8.00%, due 11/6/14	3,088,611	3,083,892
	Rexnord Corp. Term Loan B 2.875%, due 7/19/13	7,412,851	7,051,474
			21,389,745
	Mining, Steel, Iron & Non-Precious Metals 0.8%
	Novelis, Inc.
	New Canadian Term Loan 2.32%, due 7/6/14	1,364,063	1,302,680
	New U.S. Term Loan 2.54%, due 7/6/14	3,001,114	2,866,063
	Walter Industries, Inc. Term Loan 2.601%, due 10/3/12	3,076,216	2,991,620
			7,160,363
	Oil & Gas 1.3%
	Dresser, Inc.
	Term Loan 2.695%, due 5/4/14	5,756,129	5,322,364
	2nd Lien Term Loan 6.195%, due 5/4/15	1,200,000	1,118,001
	Energy Transfer Equity, L.P. Term Loan B 2.091%, due 11/1/12	6,000,000	5,829,642
			12,270,007
	Personal & Nondurable Consumer Products (Manufacturing Only) 1.4%
	JohnsonDiversey, Inc. Term Loan B 5.50%, due 11/24/15	6,432,675	6,412,573
	Spectrum Brands, Inc. New Term Loan 8.00%, due 6/16/16	3,500,000	3,531,353
	Visant Corp. Term Loan C 2.343%, due 10/4/11	2,836,724	2,791,515
			12,735,441
	Personal Transportation 0.3%
	United Airlines, Inc. Term Loan B 2.375%, due 2/3/14	2,748,122	2,427,796

	Personal, Food & Miscellaneous Services 1.1%
¤	Aramark Corp.
	Synthetic Letter of Credit 2.073%, due 1/27/14	629,579	588,656
	Term Loan 2.408%, due 1/27/14	7,775,169	7,269,783
	Extended Letter of Credit 3.598%, due 7/26/16	39,679	38,114
	Extended Term Loan B 3.783%, due 7/26/16	2,540,011	2,439,807
			10,336,360
	Printing & Publishing 3.6%
	Affiliated Media, Inc. New Term Loan 8.50%, due 3/19/14	462,925	435,150
	Autotrader.com, Inc. Term Loan B 6.00%, due 6/14/16	2,800,000	2,799,930
	Cenveo Corp.
	Delayed Draw Term Loan 5.039%, due 6/21/13	56,333	55,294
	Term Loan C 5.039%, due 6/21/13	1,545,346	1,516,835
	Dex Media East LLC New Term Loan 3.014%, due 10/24/14	1,625,362	1,322,638
	F&W Media, Inc.
	Term Loan 7.75%, due 6/9/14 (b)(d)	1,867,929	1,867,929
	New 2nd Lien Term Loan 15.00%, due 12/9/14 (b)(d)	754,724	754,724
	Hanley Wood LLC New Term Loan B 2.731%, due 3/8/14	1,608,294	828,271
	Lamar Media Corp. Term Loan B 4.25%, due 12/30/16	7,082,250	7,088,036
	Merrill Communications LLC Term Loan 8.50%, due 12/24/12	5,129,990	4,809,366
	Nielsen Finance LLC
	Class A Term Loan 2.345%, due 8/9/13	3,715,550	3,522,806
	Class B Term Loan 4.095%, due 5/2/16	1,494,962	1,438,367
	Penton Media, Inc. New Term Loan B 5.00%, due 8/1/14 (b)	5,340,658	3,738,461
	R.H. Donnelley, Inc. New Term Loan 9.25%, due 10/24/14	2,697,319	2,375,888
	SuperMedia, Inc. Exit Term Loan 11.00%, due 12/31/15	1,070,145	900,408
			33,454,103
	Retail Store 3.4%
	Michaels Stores, Inc.
	Term Loan B1 2.762%, due 10/31/13	3,773,712	3,526,828
	Term Loan B2 5.012%, due 7/31/16	2,533,613	2,418,017
	Neiman Marcus Group, Inc. (The) Term Loan B 2.467%, due 4/5/13	6,758,656	6,361,585
	Pantry, Inc. (The)
	Delayed Draw Term Loan B 2.07%, due 5/15/14	618,219	588,853
	Term Loan B 2.07%, due 5/15/14	2,147,163	2,045,173
	Petco Animal Supplies, Inc. Term Loan B 2.662%, due 10/25/13	4,842,464	4,631,613
	Pilot Travel Centers LLC Term Loan B 5.25%, due 6/30/16	5,709,677	5,706,617
	QVC, Inc.
	Tranche 4-J (zero coupon), due 6/30/12	1,518,000	1,512,940
	Tranche 3-J 4.329%, due 6/30/11	454,568	451,727
	Yankee Candle Co., Inc. (The) Term Loan B 2.32%, due 2/6/14	4,396,192	4,183,878
			31,427,231
	Telecommunications 2.5%
	Intelsat Corp.
	Term Loan B2-A 3.033%, due 1/3/14	3,255,416	3,067,214
	Term Loan B2-B 3.033%, due 1/3/14	3,254,415	3,066,270
	Term Loan B2-C 3.033%, due 1/3/14	3,254,415	3,066,271
	MetroPCS Wireless, Inc.
	Term Loan B 2.625%, due 11/4/13	331,551	322,019
	Extended Term Loan 3.875%, due 11/3/16	9,112,118	8,970,880
	Windstream Corp. Tranche B2 3.236%, due 12/17/15	4,974,937	4,910,263
			23,402,917
	Textiles & Leather 0.9%
	Phillips-Van Heusen Corp. Tranche B 4.75%, due 5/6/16	6,151,011	6,176,273
	Spring Windows Fashions LLC Term Loan B 3.313%, due 12/31/12 (b)	2,317,785	2,190,306
			8,366,579
	Utilities 4.7%
	AES Corp. Term Loan 3.094%, due 8/10/11	2,000,000	1,982,500
	BRSP LLC Term Loan B 7.50%, due 6/4/14	1,457,639	1,443,063
	Calpine Corp. 1st Priority Term Loan 3.415%, due 3/29/14	5,299,826	5,023,244
	Coleto Creek Power, L.P.
	Term Loan 3.232%, due 6/28/13	1,108,211	982,983
	Synthetic Letter of Credit 3.283%, due 6/28/13	107,499	95,352
	Covanta Energy Corp.
	Synthetic Letter of Credit 1.934%, due 2/10/14	1,480,657	1,402,923
	Term Loan B 2.00%, due 2/10/14	2,909,839	2,757,072
	Dynegy Holdings, Inc. Synthetic Letter of Credit 4.07%, due 4/2/13	249,344	232,254
	KGen LLC
	Synthetic Letter of Credit 0.403%, due 2/8/14	1,687,500	1,544,062
	1st Lien Term Loan 2.125%, due 2/10/14	2,714,063	2,483,367
	Mirant North America LLC Term Loan 2.066%, due 1/3/13	3,185,289	3,145,473
	New Development Holdings, Inc. Term Loan 7.00%, due 6/8/17	6,300,000	6,339,375
	NRG Energy, Inc.
	Extended Letter of Credit 3.783%, due 8/31/15	2,000,000	1,944,166
	Synthetic Letter of Credit 2.183%, due 2/1/13	4,073,778	3,899,371
	Term Loan 2.283%, due 2/1/13	2,033,634	1,946,570
	Texas Competitive Electric Holdings Co. LLC
	Term Loan B3 3.846%, due 10/10/14	3,904,810	3,012,194
	Term Loan B2 3.975%, due 10/10/14	1,920,380	1,488,980
	TPF Generation Holdings LLC
	Synthetic Revolver 0.433%, due 12/15/11	95,091	88,625
	Synthetic Letter of Credit 0.433%, due 12/13/13	303,342	282,714
	Term Loan B 2.533%, due 12/15/13	757,624	706,106
	2nd Lien Term Loan C 4.783%, due 12/15/14	1,600,000	1,432,000
	TPF II LC LLC Term Loan B 3.283%, due 10/15/14 (b)	1,467,798	1,409,086
			43,641,480
	Total Floating Rate Loans (Cost $769,550,413)		749,455,838

	Foreign Floating Rate Loans 2.9% (c)

	Broadcasting & Entertainment 1.0%
¤	UPC Financing Partnership
	Term Loan T 4.251%, due 12/30/16	7,258,741	6,888,545
	Term Loan X 4.251%, due 12/29/17	3,241,439	3,038,849
			9,927,394
	Chemicals, Plastics & Rubber 0.5%
	Brenntag Holding GmbH & Co.
	Term Loan B2 4.085%, due 1/20/14	1,797,596	1,799,843
	Acquisition Term Loan 4.101%, due 1/20/14	2,892,043	2,895,658
			4,695,501
	Finance 0.4%
	Ashtead Group PLC Term Loan 2.125%, due 8/31/11	4,059,000	3,929,619

	Printing & Publishing 0.2%
	Yell Group PLC New Term Loan B1 4.066%, due 7/31/14	2,958,015	1,750,775

	Telecommunications 0.8%
	Intelsat Subsidiary Holding Co. Tranche B Term Loan 3.033%, due 7/3/13	1,801,934	1,707,332
	Telesat Canada
	U.S. Term I Loan 3.32%, due 10/31/14	5,395,709	5,211,354
	U.S. Term II Loan 3.32%, due 10/31/14	463,462	447,627
			7,366,313
	Total Foreign Floating Rate Loans (Cost $29,602,321)		27,669,602

	Yankee Bond 0.5% (e)

	Aerospace & Defense 0.5%
	Bombardier, Inc. 7.50%, due 3/15/18 (a)	4,200,000	4,462,500

	Total Yankee Bond (Cost $4,200,000)		4,462,500

	Total Long-Term Bonds (Cost $873,913,023)		856,434,888

		Shares
	Common Stocks 0.2%

	Automobile 0.1%
	Dayco Products LLC (Mark IV Industries) (b)(d)	26,783	1,111,495

	Beverage, Food & Tobacco 0.0%‡
	Nellson Nutraceutical, Inc. (b)(d)	379	265,300

	Printing & Publishing 0.1%
	Affiliated Media, Inc. (b)(d)	27,482	342,975
	F&W Publications, Inc. (b)(d)	6,055	66,304
	SuperMedia, Inc. (f)	5,307	111,925
			521,204

	Total Common Stocks (Cost $2,810,749)		1,897,999

		Principal Amount	Value
	Short-Term Investments 11.7%

	Commercial Paper 5.5%
	Abbot Laboratories 0.18%, due 8/30/10 (a)(g)	$9,000,000	8,998,695
	Colgate-Palmolive Co. 0.17%, due 8/17/10 (a)(g)	6,129,000	6,128,537
	Hewlett-Packard Co. 0.19%, due 8/13/10 (a)(g)	2,000,000	1,999,873
	John Deere Bank S.A. 0.21%, due 8/23/10 (a)(g)	3,000,000	2,999,615
	Johnson & Johnson 0.17%, due 9/1/10 (a)(g)	8,000,000	7,998,829
	Nestle Capital Corp. 0.20%, due 8/18/10 (a)(g)	8,000,000	7,999,245
	PepsiCo, Inc. 0.18%, due 8/12/10 (a)(g)	9,000,000	8,999,505
	Walt Disney Co. (The) 0.18%, due 8/10/10 (a)(g)	6,000,000	5,999,730
	Total Commercial Paper (Cost $51,124,029)		51,124,029
	Repurchase Agreements 3.3%
	BNP Paribas 0.18%, dated 7/29/10 due 8/2/10 Proceeds at Maturity $29,900,598 (Collateralized by a U.S. Government Agency Obligation with a zero coupon rate and a maturity date of 4/15/30, with a Principal Amount of $74,535,000 and a Market Value of $30,498,231)	29,900,000	29,900,000
	State Street Bank and Trust Co. 0.01%, dated 7/30/10 due 8/2/10 Proceeds at Maturity $567,010 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $550,000 and a Market Value of $583,055)	567,009	567,009
	Total Repurchase Agreements (Cost $30,467,009)		30,467,009
	U.S. Government & Federal Agencies 2.9%
	United States Treasury Bills
	0.13%, due 8/5/10 (g)	14,000,000	13,999,750
	0.14%, due 8/26/10 (g)	960,000	959,910
	0.17%, due 8/26/10 (g)	12,000,000	11,998,604

	Total U.S. Government & Federal Agencies (Cost $26,958,264)		26,958,264

	Total Short-Term Investments (Cost $108,549,302)		108,549,302

	Total Investments (Cost $985,273,074) (h)	103.6%	966,882,189

	Other Assets, Less Liabilities	(3.6)	(33,445,683)
	Net Assets	100.0%	$933,436,506

¤	Among the Fund's 10 largest issuers held, as of July 31, 2010, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Illiquid security. The total market value of these securities at July 31, 2010 is $35,412,048, which represents 3.8% of the Fund's net assets.
(c)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at July 31, 2010. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(d)	Fair valued security. The total market value of these securities at July 31, 2010 is $4,408,727, which represents 0.5% of the Fund's net assets.
(e)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(f)	Non-income producing security.
(g)	Interest rate presented is yield to maturity.
(h)	At July 31, 2010, cost is $985,262,959 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$8,295,390
Gross unrealized depreciation	(26,676,160)
Net unrealized depreciation	$(18,380,770)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$74,846,948	$—	$74,846,948
Floating Rate Loans (b)	—	746,833,185	2,622,653	749,455,838
Foreign Floating Rate Loans	—	27,669,602	—	27,669,602
Yankee Bonds	—	4,462,500	—	4,462,500
Total Long-Term Bonds	—	853,812,235	2,622,653	856,434,888
Common Stocks (c)	111,925	—	1,786,074	1,897,999

Short-Term Investments
Commercial Paper	—	51,124,029	—	51,124,029
Repurchase Agreements	—	30,467,009	—	30,467,009
U.S. Government & Federal Agencies	—	26,958,264	—	26,958,264
Total Short-Term Investments	—	108,549,302	—	108,549,302
Total Investments in Securities	$111,925	$962,361,537	$4,408,727	$966,882,189

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The level 3 securities valued at $1,867,929 and $754,724 are held in Printing & Publishing within the Floating Rate Loans section of the Portfolio of Investments.
(c)
The level 3 securities valued at $1,111,495, $265,300, $342,975 and $66,304 are held in Automobile, Beverage, Food & Tobacco and Printing & Publishing within the Common Stock section of the Portfolio of Investments.

At July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2.

The Fund recognizes transfers between the levels as of the beginning of the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2010

Floating Rate Loans
Printing & Publishing	$-	$-	$-	$-	$2,627,334	$(4,681)	$-	$-	$2,622,653	$-
Common Stocks
Automobiles	-	-	-	108,511	1,002,984	-	-	-	1,111,495	108,511
Beverage, Food & Tobacco	265,300	-	-	-	-	-	-	-	265,300	-
Printing & Publishing	-	-	-	(493,528)	902,807	-	-	-	409,279	(493,528)
Total	$265,300	$-	$-	$(385,017)	$4,533,125	$(4,681)	$-	$-	$4,408,727	$(385,017)

As of July 31, 2010, the Fund held the following foreign currency:

		Currency		Cost		Value
Canadian Dollar	CAD	256,773	USD	244,003	USD	249,767

MainStay Growth Allocation Fund
Portfolio of Investments July 31, 2010 unaudited
	Shares	Value
Affiliated Investment Companies 100.1%†

Equity Funds 100.1%
MainStay 130/30 Core Fund Class I (a)	3,852,226	$26,041,046
MainStay 130/30 Growth Fund Class I (a)(b)	193,245	1,414,555
MainStay 130/30 International Fund Class I (a)	1,971,541	12,026,400
MainStay Common Stock Fund Class I (a)	1,741,689	17,678,142
MainStay Epoch Global Choice Fund Class I (a)	277,486	3,726,635
MainStay Epoch U.S. All Cap Fund Class I (a)	1,057,340	21,389,993
MainStay Growth Equity Fund Class I (a)	141,763	1,346,744
MainStay ICAP Equity Fund Class I	388,870	12,257,168
MainStay ICAP International Fund Class I	459,159	12,034,564
MainStay ICAP Select Equity Fund Class I	400,747	12,294,931
MainStay International Equity Fund Class I	1,034,603	12,011,741
MainStay Large Cap Growth Fund Class I (b)	2,833,156	17,168,924
MainStay MAP Fund Class I	657,826	18,445,434
MainStay S&P 500 Index Fund Class I	18,521	474,136
MainStay U.S. Small Cap Fund Class I (a)(b)	1,428,355	20,525,461

Total Investments (Cost $194,629,147) (c)	100.1%	188,835,874

Other Assets, Less Liabilities	(0.1)	(138,824)
Net Assets	100.0%	$188,697,050

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	At July 31, 2010, cost is $204,305,617 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$1,432,104
Gross unrealized depreciation	(16,901,847)
Net unrealized depreciation	$(15,469,743)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$188,835,874	$—	$—	$188,835,874
Total Investments in Securities	$188,835,874	$—	$—	$188,835,874

At July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay Growth Equity Fund
Portfolio of Investments July 31, 2010 unaudited
		Shares		Value
	Common Stocks 97.6%†

	Aerospace & Defense 3.5%
	General Dynamics Corp.	70,128		$4,295,340
	Precision Castparts Corp.	65,221		7,969,354
	Rockwell Collins, Inc.	106,254		6,073,479
				18,338,173
	Airlines 0.5%
	AMR Corp. (a)	366,126		2,592,172

	Auto Components 0.9%
	TRW Automotive Holdings Corp. (a)	141,671		4,971,235

	Beverages 2.3%
	PepsiCo., Inc.	188,914		12,262,408

	Biotechnology 2.9%
	Amgen, Inc. (a)	82,685		4,508,813
	Celgene Corp. (a)	118,045		6,510,182
	Gilead Sciences, Inc. (a)	120,412		4,012,128
				15,031,123
	Chemicals 1.3%
	Praxair, Inc.	78,517		6,816,846

	Communications Equipment 5.5%
¤	Cisco Systems, Inc. (a)	555,005		12,803,965
	Juniper Networks, Inc. (a)	239,883		6,663,950
	QUALCOMM, Inc.	255,132		9,715,427
				29,183,342
	Computers & Peripherals 9.9%
¤	Apple, Inc. (a)	95,659		24,608,278
	Dell, Inc. (a)	284,062		3,760,981
	EMC Corp. (a)	545,662		10,798,651
¤	Hewlett-Packard Co.	283,357		13,045,756
				52,213,666
	Consumer Finance 2.7%
	American Express Co.	210,106		9,379,132
	Capital One Financial Corp.	110,024		4,657,316
				14,036,448
	Diversified Consumer Services 0.3%
	DeVry, Inc.	29,165		1,569,077

	Diversified Financial Services 1.1%
	JPMorgan Chase & Co.	141,652		5,705,742

	Electrical Equipment 1.0%
	Emerson Electric Co.	104,913		5,197,390

	Energy Equipment & Services 3.0%
	Dresser-Rand Group, Inc. (a)	92,303		3,434,595
¤	Schlumberger, Ltd.	209,196		12,480,633
				15,915,228
	Food & Staples Retailing 3.3%
	Costco Wholesale Corp.	117,950		6,688,944
	Wal-Mart Stores, Inc.	213,204		10,913,913
				17,602,857
	Food Products 1.0%
	General Mills, Inc.	149,317		5,106,641

	Health Care Equipment & Supplies 0.7%
	Hospira, Inc. (a)	72,822		3,794,026

	Health Care Providers & Services 4.7%
	AmerisourceBergen Corp.	225,025		6,743,999
	DaVita, Inc. (a)	69,740		3,997,497
	Medco Health Solutions, Inc. (a)	150,589		7,228,272
	UnitedHealth Group, Inc.	222,617		6,778,688
				24,748,456
	Hotels, Restaurants & Leisure 4.0%
¤	McDonald's Corp.	194,212		13,542,403
	Starwood Hotels & Resorts Worldwide, Inc.	152,693		7,397,976
				20,940,379
	Household Products 1.1%
	Procter & Gamble Co. (The)	98,320		6,013,251

	Industrial Conglomerates 0.2%
	Tyco International, Ltd.	27,592		1,056,222

	Internet & Catalog Retail 2.2%
	Amazon.com, Inc. (a)	67,768		7,989,169
	Priceline.com, Inc. (a)	16,515		3,705,966
				11,695,135
	Internet Software & Services 3.6%
¤	Google, Inc. Class A (a)	31,732		15,385,260
	Yahoo!, Inc. (a)	277,970		3,858,224
				19,243,484
	IT Services 4.7%
	Cognizant Technology Solutions Corp. Class A (a)	155,282		8,472,186
¤	International Business Machines Corp.	104,658		13,438,087
	MasterCard, Inc. Class A	12,405		2,605,546
				24,515,819
	Leisure Equipment & Products 0.7%
	Mattel, Inc.	173,432		3,669,821

	Life Sciences Tools & Services 1.0%
	Thermo Fisher Scientific, Inc. (a)	112,267		5,036,298

	Machinery 6.0%
	Cummins, Inc.	110,213		8,774,057
	Danaher Corp.	192,638		7,399,225
	Deere & Co.	87,219		5,815,763
	Ingersoll-Rand PLC	98,339		3,683,779
	Joy Global, Inc.	96,553		5,732,352
				31,405,176
	Media 0.5%
	Discovery Communications, Inc. Class A (a)	42,197		1,629,226
	News Corp. Class A	82,493		1,076,534
				2,705,760
	Metals & Mining 1.4%
	Cliffs Natural Resources, Inc.	28,122		1,590,861
	Freeport-McMoRan Copper & Gold, Inc.	79,318		5,674,410
				7,265,271
	Multiline Retail 1.6%
	Target Corp.	160,128		8,217,769

	Oil, Gas & Consumable Fuels 5.1%
	Alpha Natural Resources, Inc. (a)	116,081		4,449,385
	Apache Corp.	30,782		2,942,144
	EOG Resources, Inc.	46,542		4,537,845
	ExxonMobil Corp.	74,353		4,437,387
	Occidental Petroleum Corp.	82,054		6,394,468
	Southwestern Energy Co. (a)	114,407		4,170,135
				26,931,364
	Pharmaceuticals 4.1%
¤	Abbott Laboratories	263,408		12,928,065
	Johnson & Johnson	80,926		4,700,991
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (b)	81,338		3,973,361
				21,602,417
	Road & Rail 1.6%
	Union Pacific Corp.	110,274		8,234,160

	Semiconductors & Semiconductor Equipment 3.9%
	Broadcom Corp. Class A	209,775		7,558,193
	Intel Corp.	323,433		6,662,720
	Texas Instruments, Inc.	252,923		6,244,669
				20,465,582
	Software 7.4%
	Intuit, Inc. (a)	172,617		6,861,526
¤	Microsoft Corp.	672,289		17,351,779
¤	Oracle Corp.	616,797		14,581,081
				38,794,386
	Specialty Retail 0.9%
	O'Reilly Automotive, Inc. (a)	92,620		4,564,314

	Textiles, Apparel & Luxury Goods 1.7%
	NIKE, Inc. Class B	125,274		9,225,177

	Wireless Telecommunication Services 1.3%
	American Tower Corp. Class A (a)	153,973		7,119,711

	Total Common Stocks (Cost $489,803,028)			513,786,326

	Exchange Traded Fund 1.4% (c)

	S&P 500 Index―SPDR Trust Series 1	69,074		7,616,790

	Total Exchange Traded Fund (Cost $7,599,867)			7,616,790

		Principal Amount		Value
	Short-Term Investment 1.0%

	Repurchase Agreement 1.0%
	State Street Bank and Trust Co. 0.01%, dated 7/30/10 due 8/2/10 Proceeds at Maturity $5,282,954 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $5,085,000 and a Market Value of $5,390,609)	$5,282,949		5,282,949

	Total Short-Term Investment (Cost $5,282,949)			5,282,949

	Total Investments (Cost $502,685,844) (d)	100.0%		526,686,065

	Other Assets, Less Liabilities	(0.0	) ‡	(11,763)
	Net Assets	100.0%		$526,674,302

¤	Among the Fund's 10 largest holdings, as of July 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(d)	At July 31, 2010, cost is $506,408,401 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$40,325,225
Gross unrealized depreciation	(20,047,561)
Net unrealized appreciation	$20,277,664

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.
Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$513,786,326	$—	$—	$513,786,326
Exchange Traded Fund	7,616,790	—	—	7,616,790
Short-Term Investment
Repurchase Agreement	—	5,282,949	—	5,282,949
Total Investments in Securities	$521,403,116	$5,282,949	$—	$526,686,065

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

At July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay High Yield Municipal Bond Fund
Portfolio of Investments July 31, 2010 unaudited
		Principal Amount	Value
	Municipal Bonds 94.5%†

	Alabama 2.7%
	Alabama Industrial Development Authority Solid Waste Disposal Revenue, Pine City Fiber Co. 6.45%, due 12/1/23 (a)	$555,000	$509,307
	Alabama Water Pollution Control Authority Refunding, Revolving Fund Loan Series B, Insured: AMBAC 4.125%, due 2/15/14 (b)	550,000	501,935
	Selma Industrial Development Board Environmental Improvement Revenue, International Paper Company Projects Series A 4.75%, due 12/1/30 (a)	500,000	441,010
			1,452,252
	California 5.4%
	California Infrastructure & Economic Development Bank Revenue, Stockton Port District Project Insured: ACA 5.50%, due 7/1/32 (c)	350,000	285,730
	Hayward, California Unified School District, Capital Appreciation Election Series A, Insured: AGM (zero coupon), due 8/1/37 (d)	6,135,000	936,508
¤	Inland Empire Tobacco Securitization Authority TOB Settlement
	Series A 4.625%, due 6/1/21	475,000	385,253
	Series A 5.00%, due 6/1/21	1,525,000	1,279,460
			2,886,951
	Colorado 4.5%
	Arkansas River Power Authority Revenue,
	Insured: XLCA 5.00%, due 10/1/43 (e)	750,000	652,162
	Insured: XLCA 5.25%, due 10/1/40 (e)	400,000	368,796
	Denver Convention Center Hotel Authority Revenue, Refunding Series, Insured: XLCA 4.75%, due 12/1/35 (e)	165,000	137,364
	Denver Convention City and County Special Facilities Airport Revenue, Refunding 5.25%, due 10/1/32 (a)	150,000	123,041
	E-470 Public Highway Authority Revenue Series B (zero coupon), due 9/1/30	100,000	26,306
	Fronterra Village Metropolitan District No. 2, Colorado, Refunding & Improvement Insured: RADIAN 4.875%, due 12/1/27 (f)	500,000	419,635
	North Range Village Metropolitan District, Colorado, Refunding & Improvement Insured: CIFG 4.25%, due 12/1/36 (g)	600,000	431,382
	Table Rock Metropolitan District General Obligation, Refunding Improvement Insured: RADIAN 4.25%, due 12/1/27 (f)	275,000	226,925
			2,385,611
	Connecticut 0.5%
	Connecticut, Special Parking Revenue Series A, Insured: ACA 6.60%, due 7/1/24 (a)(c)	265,000	254,016

	Delaware 3.8%
¤	Wilmington Development Revenue 3.25%, due 7/1/31	2,000,000	2,000,000

	District of Columbia 0.2%
	District of Columbia Revenue, James F Oyster Elementary School Pilot Insured: ACA 6.25%, due 11/1/31 (c)	20,000	18,167
	District of Columbia Revenue, Friendship Public Charter School Insured: ACA 5.25%, due 6/1/33 (c)	70,000	61,850
			80,017
	Florida 3.5%
	Escambia County Health Facilities Authority Revenue, Baptist Hospital, Project Series A 6.00%, due 8/15/36	250,000	253,188
	Miami Beach Health Facilities Authority, Hospital Revenue, Refunding, Mount Sinai Medical Center of Florida 6.75%, due 11/15/21	500,000	522,000
	Volusia County Industrial Development Authority Revenue Insured: CIFG 5.00%, due 6/1/35 (g)	1,250,000	1,092,462
			1,867,650
	Georgia 3.1%
	DeKalb County Hospital Authority Revenue, DeKalb Medical Center, Project 6.125%, due 9/1/40	1,000,000	1,012,310
	Richmond County Development Authority Revenue, International Paper Co., Project Series A 5.00%, due 8/1/30 (a)	700,000	642,747
			1,655,057
	Illinois 6.3%
	Chicago, Illinois, Hare international Airport Special Facility Revenue, Refunding, Delta Airlines Term 6.45%, due 5/1/18	150,000	140,334
	Illinois Finance Authority Revenue, Refunding, OSF Healthcare System Series A 6.00%, due 5/15/39	1,000,000	1,013,190
¤	Massac County Hospital District Insured: CIFG 4.50%, due 11/1/31 (g)	1,430,000	1,181,623
	Village of Bourbonnais Revenue 5.50%, due 11/1/40	1,000,000	989,720
			3,324,867
	Iowa 0.5%
	Xenia Rural Water District Revenue Insured: CIFG 4.50%, due 12/1/31 (g)	360,000	268,751

	Kentucky 1.9%
	Kentucky Economic Development Finance Authority Revenue, Owensboro Medical Health System Series A 6.375%, due 6/1/40	520,000	543,707
	Ohio, Kentucky, Pollution Control Revenue, Refunding Big Rivers Electric Corp. Series A 6.00%, due 7/15/31	475,000	485,882
			1,029,589
	Louisiana 4.1%
	Louisiana Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp. 6.50%, due 8/1/29	1,000,000	1,031,130
¤	Louisiana Public Facilities Authority Revenue, Black and Gold Facilities, Project
	Series A, Insured: CIFG 4.50%, due 7/1/38 (g)	920,000	708,566
	Series A, Insured: CIFG 5.00%, due 7/1/39 (g)	500,000	449,360
			2,189,056
	Maryland 1.4%
	Anne Arundel County 6.10%, due 7/1/40	750,000	749,948

	Massachusetts 3.3%
	Massachusetts Port Authority Facilities Revenue, Delta Airlines, Project Series A, Insured: AMBAC 5.50%, due 1/1/19 (a)(b)(h)	500,000	461,835
	Massachusetts State Health & Educational Facilities Authority Revenue, Suffolk University Series A 6.25%, due 7/1/30	1,000,000	1,084,520
	Massachusetts Water Resources Authority Revenue Series DCL-003, Insured: FSA 0.43%, due 8/1/37 (i)	220,000	220,000
			1,766,355
	Michigan 2.4%
	Detroit, Michigan Capital Improvement Series A-1 5.00%, due 4/1/16	300,000	281,892
	Michigan Municipal Bond Authority Revenue, Local Government Loan Program Series C, Insured: AMBAC 4.50%, due 5/1/31 (b)	105,000	90,806
	Michigan Public Educational Facilities Authority Revenue 8.00%, due 4/1/40	500,000	516,545
	Michigan Tobacco Settlement Finance Authority Series A 6.00%, due 6/1/34	500,000	398,205
			1,287,448
	Minnesota 0.9%
	Washington County Housing & Redevelopment Authority, Hospital Facilities Revenue, Healtheast Project 5.50%, due 11/15/27	500,000	470,205

	Missouri 1.0%
	Arnold Retail Corridor Transportation Development District 6.65%, due 5/1/38	500,000	504,395

	Nebraska 1.9%
	American Public Energy Agency Gas Supply Revenue Series A 2.50%, due 12/1/15	1,000,000	1,000,000

	Nevada 2.9%
	Clark County Economic Development Revenue, Refunding, Southwest Gas Corp. Project Series B, Insured: FGIC 5.00%, due 12/1/33 (a)(j)	275,000	241,211
	Clark County Economic Development Revenue, University Southern Nevada Project Insured: RADIAN 4.625%, due 4/1/37 (f)	1,500,000	1,090,605
	Director of the State of Nevada Department of Business & Industry Lease Revenue, Tahoe Regional Planning Agency Project Series A, Insured: AMBAC 4.50%, due 6/1/37 (b)	305,000	210,181
			1,541,997
	New Hampshire 1.3%
	Manchester Housing and Redevelopment Authority Revenue, Capital Appreciation
	Series B, Insured: RADIAN, ACA (zero coupon), due 1/1/17 (c)(f)	165,000	103,171
	Series B, Insured: ACA (zero coupon), due 1/1/26 (c)	1,400,000	401,296
	New Hampshire Health & Education Facilities Authority Revenue, Franklin Pierce College, Insured: ACA 6.05%, due 10/1/34 (c)	240,000	200,703
			705,170
	New Jersey 8.7%
	New Jersey Camden County Pollution Control Financing Authority Revenue Series A 7.50%, due 12/1/10 (a)	500,000	489,980
	New Jersey Economic Development Authority Revenue, Applewood Estates Project Series A, Insured: RADIAN 5.00%, due 10/1/35 (f)	50,000	40,976
	New Jersey Economic Development Authority Revenue, Capital Appreciation Series A (zero coupon), due 7/1/18	225,000	135,263
	New Jersey Economic Development Authority Revenue, Cigarette Tax 5.50%, due 6/15/31	500,000	489,880
¤	New Jersey Economic Development Authority Revenue, Hun School Princeton Project 3.25%, due 11/1/34	2,000,000	2,000,000
	New Jersey Economic Development Authority Revenue, MSU Student Housing Project 5.875%, due 6/1/42	500,000	507,600
	New Jersey Economic Development Authority Special Facilities Revenue, Continental Airlines, Project
	6.25%, due 9/15/29 (a)	550,000	527,192
	6.40%, due 9/15/23 (a)	155,000	149,852
	6.625%, due 9/15/12 (a)	270,000	274,363
			4,615,106
	New York 2.0%
	New York Liberty Development Corp. Revenue Refunding, Second Priority Bank of America 6.375%, due 7/15/49	1,000,000	1,048,050

	Ohio 7.1%
¤	Buckeye, Ohio, Tobacco Settlement Financing Authority
	Series A-2 5.125%, due 6/1/24	1,000,000	838,560
	Series A-2 5.75%, due 6/1/34	600,000	449,052
	Series A-2 5.875%, due 6/1/30	1,000,000	789,460
	Cleveland-Cuyahoga County Port Authority Revenue, Student Housing Eulclid Avenue Project Insured: AMBAC 4.50%, due 8/1/36 (b)	245,000	183,655
	Erie County, Ohio, Hospital Facilities Revenue Series A 5.25%, due 8/15/46	120,000	104,677
	Summit County Port Authority Revenue, Brimfield Project Series G 4.875%, due 5/15/25	500,000	431,395
	Toledo-Lucas County Port Authority Special Assessment Revenue, Crocker Park Public Improvement, Project 5.375%, due 12/1/35	1,105,000	994,356
			3,791,155
	Pennsylvania 6.3%
	Allegheny County Industrial Development Authority Revenue, Propel Charter Montour Series A 6.75%, due 8/15/35	315,000	314,420
	Berks County Municipal Authority Revenue, Albright College Project 4.00%, due 10/1/10	125,000	125,013
	Harrisburg, Pennsylvania, Authority Revenue, University of Science Series B 6.00%, due 9/1/36	600,000	535,032
	Harrisburg, Pennsylvania, Capital Appreciation, Refunding
	Series D, Insured: AMBAC (zero coupon), due 3/15/11 (b)	190,000	174,929
	Series D, Insured: AMBAC (zero coupon), due 9/15/12 (b)	25,000	19,944
	Series F, Insured: AMBAC (zero coupon), due 9/15/14 (b)	100,000	66,418
	Series F, Insured: AMBAC (zero coupon), due 9/15/15 (b)	60,000	36,530
	Series D, Insured: AMBAC (zero coupon), due 3/15/16 (b)	125,000	72,509
	Montgomery County, Pennsylvania, Industrial Development Authority Revenue, Acts Retirement Communities Series A 4.50%, due 11/15/36	500,000	407,040
	Pennsylvania Higher Educational Facilities Authority Revenue, University of the Arts Insured: RADIAN 5.75%, due 3/15/30 (f)	1,000,000	987,190
	Philadelphia Authority for Industrial Development Revenue, First Philadelphia Charter Series A 5.85%, due 8/15/37	650,000	607,445
			3,346,470
	Tennessee 0.6%
	Johnson City Health & Educational Facilities Board Revenue, Mountain States Health Alliance 6.00%, due 7/1/38	300,000	308,331

	Texas 9.7%
	Capital Area Cultural Education Facilities Finance Corp. Revenue, Roman Catholic Diocese Series B 6.125%, due 4/1/45	250,000	252,607
¤	Texas Private Activity Bond Surface Transportation Corp. Revenue
	6.875%, due 12/31/39	450,000	468,981
	7.00%, due 6/30/40	500,000	522,410
	7.50%, due 6/30/33	750,000	813,555
¤	Texas State Public Finance Authority Charter School Finance Corp. Revenue, ED - Burnham Wood Project Series A 6.25%, due 9/1/36	1,300,000	1,189,539
	Travis County Health Facilities Development Corp. Revenue, Westminster Manor 7.125%, due 11/1/40	1,000,000	1,032,130
	Tyler Health Facilities Development Corp. Revenue, Mother Frances Hospital Series B 5.00%, due 7/1/37	1,000,000	879,290
			5,158,512
	Virginia 3.7%
¤	Capital Beltway Funding Corp. Revenue Series B 5.00%, due 12/31/47 (a)	1,950,000	1,950,000

	Washington 2.8%
¤	Washington Health Care Facilities Authority Revenue, Southwest Medical Control Series A 2.00%, due 9/1/34	1,500,000	1,500,000

	West Virginia 0.8%
	West Virgin County, Ohio Series B 5.625%, due 3/1/36	435,000	411,066

	Wisconsin 1.2%
	Menasha Wisconsin 3.70%, due 3/1/13	740,000	633,699

	Total Municipal Bonds (Cost $49,469,672)		50,181,724

	Unaffiliated Investment Companies 3.7%

	California 3.7%
	Invesco California Insured Municipal Income Trust	16,147	220,729
	Invesco California Quality Municipal Securities	28,900	368,764
	Invesco Insured Municipal Income Trust	24,716	364,561
	Invesco Municipal Income Opportunities Trust	38,418	259,322
	Invesco Municipal Income Opportunities Trust II	13,600	102,680
	Invesco Quality Municipal Income Trust	12,300	161,253
	Invesco Quality Municipal Securities	34,620	487,450
	Total Unaffiliated Investment Companies (Cost $1,963,407)		1,964,759

	Total Investments (Cost $51,433,079) (k)	98.2%	52,146,483

	Other Assets, Less Liabilities	1.8	974,127
	Net Assets	100.0%	$53,120,610

¤	Among the Fund's 10 largest issuers held, as of July 31, 2010. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Interest on these securities is subject to alternative minimum tax.
(b)	AMBAC - Ambac Assurance Corp.
(c)	ACA - ACA Financial Guaranty Corp.
(d)	AGM - Assured Guaranty Municipal
(e)	XLCA - XL Capital Assurance, Inc.
(f)	RADIAN - Radian Asset Assurance Inc.
(g)	CIFG - CIFG Group
(h)	Illiquid security - The total market value of this security at July 31, 2010 is $461,835, which represents 0.9% of the Fund's net assets.
(i)	FSA - Financial Security Assurance, Inc.
(j)	FGIC - Financial Guaranty Insurance Co.
(k)	At July 31, 2010, cost is $51,433,079 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$783,937
Gross unrealized depreciation	(70,533)
Net unrealized appreciation	$713,404

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$50,181,724	$—	$50,181,724
Unaffiliated Investment Companies	1,964,759	—	—	1,964,759
Total Investments in Securities	$1,964,759	$50,181,724	$—	$52,146,483

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund commenced operations on March 31, 2010 and as a result at July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP Equity Fund
Portfolio of Investments July 31, 2010 unaudited
		Shares	Value
	Common Stocks 96.5%†

	Consumer Discretionary 10.0%
	Johnson Controls, Inc.	589,900	$16,995,019
¤	Lowe's Cos., Inc.	1,351,600	28,032,184
	Time Warner, Inc.	276,800	8,708,128
¤	Viacom, Inc. Class B	942,841	31,151,467
			84,886,798
	Consumer Staples 9.5%
¤	Coca-Cola Co. (The)	519,550	28,632,400
	Molson Coors Brewing Co. Class B	333,950	15,031,090
¤	PepsiCo., Inc.	578,038	37,520,447
			81,183,937
	Energy 15.0%
	Apache Corp.	187,350	17,906,913
	Chevron Corp.	345,950	26,364,849
¤	ConocoPhillips	655,250	36,182,905
	Marathon Oil Corp.	723,050	24,186,023
	Occidental Petroleum Corp.	295,212	23,005,871
			127,646,561
	Financials 16.5%
	ACE, Ltd.	156,100	8,285,788
	Aflac, Inc.	427,900	21,048,401
	Aon Corp.	439,650	16,561,616
	BB&T Corp.	456,100	11,324,963
	JPMorgan Chase & Co.	461,466	18,587,850
	TD Ameritrade Holding Corp. (a)	618,300	9,732,042
	U.S. Bancorp	981,100	23,448,290
¤	Wells Fargo & Co.	1,149,100	31,864,543
			140,853,493
	Health Care 14.1%
	Covidien PLC	405,550	15,135,126
	DaVita, Inc. (a)	96,400	5,525,648
¤	Merck & Co., Inc.	926,730	31,935,116
¤	Pfizer, Inc.	2,048,150	30,722,250
¤	Sanofi-Aventis, Sponsored ADR (b)	987,800	28,784,492
	WellPoint, Inc. (a)	157,950	8,011,224
			120,113,856
	Industrials 8.1%
	Caterpillar, Inc.	260,700	18,183,825
	Cummins, Inc.	141,100	11,232,971
	Honeywell International, Inc.	600,818	25,751,059
	Robert Half International, Inc.	235,600	5,932,408
	Textron, Inc.	360,300	7,479,828
			68,580,091
	Information Technology 13.2%
	Accenture PLC Class A	413,200	16,379,248
	Cisco Systems, Inc. (a)	1,173,400	27,070,338
	Hewlett-Packard Co.	489,309	22,527,786
	QUALCOMM, Inc.	575,800	21,926,464
	Texas Instruments, Inc.	998,918	24,663,286
			112,567,122
	Materials 4.3%
	Newmont Mining Corp.	435,850	24,364,015
	Owens-Illinois, Inc. (a)	428,650	11,852,173
			36,216,188
	Telecommunication Services 5.8%
	BCE, Inc.	714,650	21,875,436
¤	Vodafone Group PLC, Sponsored ADR (b)	1,171,400	27,504,472
			49,379,908
	Total Common Stocks (Cost $716,292,084)		821,427,954

		Principal Amount	Value
	Short-Term Investment 3.7%

	Repurchase Agreement 3.7%
	State Street Bank and Trust Co. 0.01%, dated 7/30/10 due 8/2/10 Proceeds at Maturity $31,611,216 (Collateralized by a United States Treasury Note with rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $30,420,000 and a Market Value of $32,248,242)	$31,611,189	31,611,189

	Total Short-Term Investment (Cost $31,611,189)		31,611,189

	Total Investments (Cost $747,903,273) (c)	100.2%	853,039,143

	Other Assets, Less Liabilities	(0.2)	(1,720,816)
	Net Assets	100.0%	$851,318,327

¤	Among the Fund's 10 largest holdings, as of July 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At July 31, 2010, cost is $782,522,437 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$120,045,734
Gross unrealized depreciation	(49,529,028)
Net unrealized appreciation	$70,516,706

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$821,427,954	$—	$—	$821,427,954
Short-Term Investment
Repurchase Agreement	—	31,611,189	—	31,611,189
Total Investments in Securities	$821,427,954	$31,611,189	$—	$853,039,143

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

At July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP Global Fund
Portfolio of Investments July 31, 2010 unaudited
		Shares	Value
	Common Stocks 98.6%†

	Consumer Discretionary 13.9%
	Bridgestone Corp.	44,000	$787,870
	British Sky Broadcasting Group PLC	64,850	723,509
	China Dongxiang Group Co.	431,900	244,099
	Genting Berhad	150,500	378,024
	Johnson Controls, Inc.	17,700	509,937
	Lowe's Cos., Inc.	35,150	729,011
	Nissan Motor Co., Ltd. (a)	67,700	520,317
	Sands China, Ltd. (a)	253,700	390,635
	TUI Travel PLC	138,000	455,389
¤	Viacom, Inc. Class B	30,650	1,012,676
			5,751,467
	Consumer Staples 5.6%
	Coca-Cola Co. (The)	15,500	854,205
	Molson Coors Brewing Co. Class B	5,650	254,307
¤	PepsiCo., Inc.	18,300	1,187,853
			2,296,365
	Energy 10.1%
	BG Group PLC	18,200	291,725
	BP PLC, Sponsored ADR (b)	12,400	477,028
¤	ConocoPhillips	22,650	1,250,733
¤	Marathon Oil Corp.	29,950	1,001,828
	Occidental Petroleum Corp.	8,100	631,233
	Repsol YPF, S.A.	22,100	521,417
			4,173,964
	Financials 19.3%
	Aflac, Inc.	13,200	649,308
	Aon Corp.	14,750	555,633
	Banco Santander S.A.	32,575	423,185
	BB&T Corp.	10,300	255,749
¤	Credit Suisse Group A.G., Sponsored ADR (b)	21,050	955,038
	Hong Kong Exchanges and Clearing, Ltd.	19,200	314,912
	ING Groep N.V. (a)	59,100	568,380
	Intesa Sanpaolo S.p.A.	225,200	745,413
	Mitsubishi Estate Co., Ltd.	24,100	339,763
	Standard Chartered PLC	15,200	439,337
	Tokio Marine Holdings, Inc.	18,300	501,161
	U.S. Bancorp	21,900	523,410
	UBS A.G. (a)	36,400	621,983
¤	Wells Fargo & Co.	37,850	1,049,580
			7,942,852
	Health Care 12.7%
	Bayer A.G.	6,550	376,550
	Covidien PLC	9,500	354,540
	GlaxoSmithKline PLC	34,400	599,704
¤	Merck & Co., Inc.	26,979	929,696
¤	Pfizer, Inc.	65,250	978,750
	Roche Holding A.G., Sponsored ADR (b)	20,550	668,902
¤	Sanofi-Aventis	22,600	1,312,640
			5,220,782
	Industrials 14.9%
	ABB, Ltd. (a)	27,500	554,910
	Caterpillar, Inc.	6,000	418,500
	China Communications Construction Co., Ltd. Class H	363,700	342,747
	Cummins, Inc.	3,450	274,655
	Honeywell International, Inc.	16,400	702,904
	Hutchison Whampoa, Ltd.	100,300	659,843
	KOMATSU, Ltd.	26,050	547,564
	Mitsubishi Corp.	21,100	456,460
	Siemens A.G.	5,450	531,171
	Sime Darby Berhad	182,400	447,256
	Textron, Inc.	17,200	357,072
	TNT N.V.	29,210	871,689
			6,164,771
	Information Technology 9.5%
	Accenture PLC Class A	10,400	412,256
	Cisco Systems, Inc. (a)	34,200	788,994
	Hewlett-Packard Co.	11,050	508,742
	HOYA Corp.	28,150	669,905
	QUALCOMM, Inc.	19,000	723,520
	SAP A.G.	5,150	235,161
	Texas Instruments, Inc.	23,550	581,449
			3,920,027
	Materials 5.2%
	Anglo American PLC (a)	8,150	322,847
	Holcim, Ltd. (a)	7,800	521,148
	Newmont Mining Corp.	13,650	763,035
	Yara International A.S.A.	14,500	546,544
			2,153,574
	Telecommunication Services 4.1%
	BCE, Inc.	15,950	488,230
	Koninklijke KPN N.V.	14,300	199,022
¤	Vodafone Group PLC, Sponsored ADR (b)	42,300	993,204
			1,680,456
	Utilities 3.3%
	Energias de Portugal S.A.	143,600	472,135
	GDF Suez S.A.	16,276	540,645
	Suez Environnement Co.	18,137	337,511
			1,350,291
	Total Common Stocks (Cost $38,402,940)		40,654,549

		Principal Amount	Value
	Short-Term Investment 1.3%

	Repurchase Agreement 1.3%
	State Street Bank and Trust Co. 0.01%, dated 7/30/10 due 8/2/10 Proceeds at Maturity $529,914 (Collateralized by a Federal Home Loan Bank with a rate of 4.375% and a maturity date of 9/17/10, with a Principal Amount of $530,000 and a Market Value of $541,448)	$529,914	529,914

	Total Short-Term Investment (Cost $529,914)		529,914

	Total Investments (Cost $38,932,854) (c)	99.9%	41,184,463

	Other Assets, Less Liabilities	0.1	32,060
	Net Assets	100.0%	$41,216,523

¤	Among the Fund's 10 largest holdings, as of July 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At July 31, 2010, cost is $40,058,247 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$3,765,027
Gross unrealized depreciation	(2,638,811)
Net unrealized appreciation	$1,126,216

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$40,654,549	$—	$—	$40,654,549
Short-Term Investment
Repurchase Agreement	—	529,914	—	529,914
Total Investments in Securities	$40,654,549	$529,914	$—	$41,184,463

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

At July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

As of July 31, 2010, the Fund held the following foreign currencies:

		Currency		Cost			Value
Euro	EUR	8	USD	11		USD	11
Japanese Yen	JPY	9		—	(a)		—	(a)
Pound Sterling	GBP	1		1			1
		Total	USD	12		USD	12
(a) Less than one dollar.

MainStay ICAP International Fund
Portfolio of Investments July 31, 2010 unaudited
		Shares	Value
	Common Stocks 98.5%†

	Consumer Discretionary 14.7%
¤	Bridgestone Corp.	1,505,400	$26,955,886
¤	British Sky Broadcasting Group PLC	2,405,300	26,835,093
	China Dongxiang Group Co.	8,685,700	4,908,944
	Daimler A.G. (a)	178,100	9,602,770
	Genting Berhad	3,158,500	7,933,485
	Nissan Motor Co., Ltd. (a)	2,220,800	17,068,247
	Sands China, Ltd. (a)	5,660,300	8,715,441
	TUI Travel PLC	3,737,600	12,333,785
			114,353,651
	Energy 5.1%
	BG Group PLC	610,800	9,790,428
	BP PLC, Sponsored ADR (b)	278,000	10,694,660
	Repsol YPF, S.A.	809,800	19,106,050
			39,591,138
	Financials 21.6%
	Banco Santander S.A.	1,246,075	16,187,896
¤	Credit Suisse Group A.G., Sponsored ADR (b)	651,500	29,558,555
	Hong Kong Exchanges and Clearing, Ltd.	696,550	11,424,586
	ING Groep N.V. (a)	1,963,500	18,883,474
¤	Intesa Sanpaolo S.p.A.	7,396,350	24,481,938
	Mitsubishi Estate Co., Ltd.	1,007,400	14,202,363
	Standard Chartered PLC	577,050	16,678,897
	Tokio Marine Holdings, Inc.	678,850	18,590,880
	UBS A.G. (a)	1,064,150	18,183,613
			168,192,202
	Health Care 11.3%
	Bayer A.G.	209,000	12,015,094
	GlaxoSmithKline PLC	1,172,450	20,439,612
¤	Roche Holding A.G., Sponsored ADR (b)	721,350	23,479,943
¤	Sanofi-Aventis	549,950	31,941,879
			87,876,528
	Industrials 19.6%
	ABB, Ltd. (a)	953,200	19,234,198
	China Communications Construction Co., Ltd. Class H	9,028,850	8,508,681
¤	Hutchison Whampoa, Ltd.	3,866,000	25,433,228
	KOMATSU, Ltd.	879,950	18,496,316
	Mitsubishi Corp.	827,000	17,890,654
	Siemens A.G.	211,850	20,647,459
	Sime Darby Berhad	4,646,550	11,393,615
¤	TNT N.V.	1,018,567	30,396,229
			152,000,380
	Information Technology 3.9%
¤	HOYA Corp.	932,550	22,192,520
	SAP A.G.	175,500	8,013,751
			30,206,271
	Materials 8.9%
	Anglo American PLC (a)	315,300	12,490,034
	Barrick Gold Corp.	439,700	18,071,670
	Holcim, Ltd. (a)	290,050	19,379,361
	Yara International A.S.A.	512,850	19,330,691
			69,271,756
	Telecommunication Services 7.0%
	BCE, Inc.	553,350	16,938,043
	Koninklijke KPN N.V.	536,700	7,469,602
¤	Vodafone Group PLC, Sponsored ADR (b)	1,289,700	30,282,156
			54,689,801
	Utilities 6.4%
	Energias de Portugal S.A.	5,916,200	19,451,572
	GDF Suez S.A.	565,000	18,767,780
	Suez Environnement Co.	602,000	11,202,613
			49,421,965
	Total Common Stocks (Cost $740,537,527)		765,603,692

		Principal Amount	Value
	Short-Term Investment 1.1%

	Repurchase Agreement 1.1%
	State Street Bank and Trust Co. 0.01%, dated 7/30/10 due 8/2/10 Proceeds at Maturity $8,395,537 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $8,080,000 and a Market Value of $8,565,608)	$8,395,530	8,395,530

	Total Short-Term Investment (Cost $8,395,530)		8,395,530

	Total Investments (Cost $748,933,057) (c)	99.6%	773,999,222

	Other Assets, Less Liabilities	0.4	3,016,033
	Net Assets	100.0%	$777,015,255

¤	Among the Fund's 10 largest holdings, as of July 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At July 31, 2010, cost is $778,564,946 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$61,677,757
Gross unrealized depreciation	(66,243,481)
Net unrealized depreciation	$(4,565,724)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.
Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$765,603,692	$—	$—	$765,603,692
Short-Term Investment
Repurchase Agreement	—	8,395,530	—	8,395,530
Total Investments in Securities	$765,603,692	$8,395,530	$—	$773,999,222

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

At July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

As of July 31, 2010, the Fund held the following foreign currencies:

		Currency		Cost			Value
Euro	EUR	61	USD	78		USD	79
Japanese Yen	JPY	1		—	(a)		—	(a)
Total			USD	78		USD	79

(a)    Less than one dollar.

MainStay ICAP Select Equity Fund
Portfolio of Investments July 31, 2010 unaudited
		Shares	Value
	Common Stocks 96.4%†

	Consumer Discretionary 10.2%
	Johnson Controls, Inc.	2,603,690	$75,012,309
¤	Lowe's Cos., Inc.	4,909,380	101,820,541
	Viacom, Inc. Class B	3,011,952	99,514,894
			276,347,744
	Consumer Staples 11.2%
¤	Coca-Cola Co. (The)	1,898,050	104,601,536
	Molson Coors Brewing Co. Class B	739,400	33,280,394
¤	PepsiCo., Inc.	2,535,297	164,566,128
			302,448,058
	Energy 13.1%
¤	ConocoPhillips	2,711,600	149,734,552
¤	Marathon Oil Corp.	3,255,478	108,895,739
	Occidental Petroleum Corp.	1,213,321	94,554,106
			353,184,397
	Financials 15.0%
	Aflac, Inc.	1,474,100	72,510,979
	Aon Corp.	1,432,100	53,947,207
	BB&T Corp.	1,426,450	35,418,754
	JPMorgan Chase & Co.	1,407,499	56,694,060
	U.S. Bancorp	3,230,500	77,208,950
¤	Wells Fargo & Co.	3,929,828	108,974,130
			404,754,080
	Health Care 15.6%
	Covidien PLC	1,269,890	47,392,295
¤	Merck & Co., Inc.	3,865,780	133,214,778
¤	Pfizer, Inc.	7,558,060	113,370,900
¤	Sanofi-Aventis, Sponsored ADR (a)	4,329,400	126,158,716
			420,136,689
	Industrials 8.9%
	Caterpillar, Inc.	923,403	64,407,359
	Cummins, Inc.	639,962	50,947,375
	Honeywell International, Inc.	2,196,026	94,121,674
	Textron, Inc.	1,490,350	30,939,666
			240,416,074
	Information Technology 15.3%
	Accenture PLC Class A	1,292,300	51,226,772
¤	Cisco Systems, Inc. (b)	4,810,250	110,972,468
	Hewlett-Packard Co.	1,636,087	75,325,445
	QUALCOMM, Inc.	2,233,800	85,063,104
	Texas Instruments, Inc.	3,697,920	91,301,645
			413,889,434
	Materials 3.7%
	Newmont Mining Corp.	1,776,840	99,325,356

	Telecommunication Services 3.4%
	Vodafone Group PLC, Sponsored ADR (a)	3,930,300	92,283,444

	Total Common Stocks (Cost $2,377,475,910)		2,602,785,276

		Principal Amount	Value
	Short-Term Investment 3.6%

	Repurchase Agreement 3.6%
	State Street Bank and Trust Co. 0.01%, dated 7/30/10 due 8/2/10 Proceeds at Maturity $98,833,824 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17 with a Principal Amount of $95,100,000 and a Market Value of $100,815,510)	$98,833,741	98,833,741

	Total Short-Term Investment (Cost $98,833,741)		98,833,741

	Total Investments (Cost $2,476,309,651) (c)	100.0%	2,701,619,017

	Other Assets, Less Liabilities	(0.0)‡	(1,100,179)
	Net Assets	100.0%	$2,700,518,838

¤	Among the Fund's 10 largest holdings, as of July 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of one percent.
(a)	ADR - American Depositary Receipt.
(b)	Non-income producing security.
(c)	At July 31, 2010, cost is $2,532,343,229 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$288,427,988
Gross unrealized depreciation	(119,152,200)
Net unrealized appreciation	$169,275,788

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.
Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$2,602,785,276	$—	$—	$2,602,785,276
Short-Term Investment
Repurchase Agreement	—	98,833,741	—	98,833,741
Total Investments in Securities	$2,602,785,276	$98,833,741	$—	$2,701,619,017

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

At July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay Indexed Bond Fund
Portfolio of Investments ††† July 31, 2010 unaudited
		Principal Amount	Value
	Long-Term Bonds 98.9%†
	Asset-Backed Securities 0.5%

	Credit Cards 0.1%
	Chase Issuance Trust Series 2005, Class A-10 4.65%, due 12/17/12	$500,000	$504,379

	Finance-Other 0.3%
	Equity One ABS, Inc. Series 2003-4, Class AF6 4.833%, due 10/25/34 (a)	250,000	248,757
	Mercedes-Benz Auto Receivables Trust Series 2009-1, Class A3 1.67%, due 1/15/14	1,000,000	1,013,981
	Residential Asset Mortgage Products, Inc. Series 2003-RZ5, Class A7 4.97%, due 9/25/33 (a)	169,305	169,477
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.455%, due 6/25/33 (a)	96,707	89,308
			1,521,523
	Home Equity 0.1%
	Citicorp Residential Mortgage Securities, Inc. Series 2006-3, Class A3 5.61%, due 11/25/36 (a)	536,094	537,003
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF3 6.107%, due 3/25/47 (a)	500,000	268,316
			805,319
	Transportation 0.0%‡
	Continental Airlines, Inc. Series 1992-2, Class A1 7.256%, due 3/15/20	55,319	57,532

	Total Asset-Backed Securities (Cost $3,090,716)		2,888,753

	Corporate Bonds 18.7%

	Banks 2.2%
¤	Bank of America Corp.
	2.10%, due 4/30/12 (b)	2,000,000	2,049,862
	4.75%, due 8/1/15	250,000	258,038
	4.90%, due 5/1/13	500,000	527,814
	5.25%, due 12/1/15	200,000	210,897
	5.375%, due 6/15/14	300,000	322,207
	5.42%, due 3/15/17	1,100,000	1,115,315
	5.625%, due 10/14/16	100,000	105,889
	5.65%, due 5/1/18	325,000	340,218
	Bank of New York Mellon Corp. (The) 2.95%, due 6/18/15	250,000	258,124
	Bank One Corp. 5.90%, due 11/15/11	250,000	262,368
	BB&T Corp.
	3.375%, due 9/25/13	500,000	519,922
	6.50%, due 8/1/11	100,000	104,795
	Branch Banking & Trust Co. 4.875%, due 1/15/13	100,000	106,576
	Capital One Bank USA N.A. 8.80%, due 7/15/19	500,000	636,458
	Capital One Financial Corp. 5.25%, due 2/21/17	100,000	106,625
	Fifth Third Bank 4.75%, due 2/1/15	250,000	261,805
	JPMorgan Chase Bank N.A.
	5.875%, due 6/13/16	150,000	166,833
	6.00%, due 10/1/17	785,000	882,270
	KeyBank N.A. 5.80%, due 7/1/14	375,000	407,832
	Marshall & Ilsley Bank 5.00%, due 1/17/17	150,000	138,933
	Mellon Funding Corp. 5.00%, due 12/1/14	250,000	275,063
	Mercantile Bankshares Corp. Series B 4.625%, due 4/15/13	100,000	104,963
	Mercantile-Safe Deposit & Trust Co. 5.70%, due 11/15/11	50,000	51,053
	National City Bank of Pennsylvania 6.25%, due 3/15/11	250,000	257,476
	PNC Bank N.A. 5.25%, due 1/15/17	175,000	187,846
	PNC Funding Corp. 5.125%, due 2/8/20	100,000	105,941
	Sanwa Bank, Ltd. 7.40%, due 6/15/11	100,000	104,461
	State Street Bank & Trust Co. 5.25%, due 10/15/18	100,000	107,859
	SunTrust Banks, Inc.
	5.40%, due 4/1/20	100,000	100,688
	5.45%, due 12/1/17	100,000	100,549
	U.S. Bank N.A.
	4.80%, due 4/15/15	100,000	109,156
	6.375%, due 8/1/11	250,000	263,625
	UBS A.G. 7.75%, due 9/1/26	100,000	107,417
	Wachovia Bank N.A.
	4.875%, due 2/1/15	575,000	608,880
	5.00%, due 8/15/15	50,000	53,936
	5.60%, due 3/15/16	200,000	215,839
	6.60%, due 1/15/38	300,000	327,962
	Wachovia Corp.
	5.25%, due 8/1/14	100,000	107,038
	5.50%, due 8/1/35	125,000	118,818
	Wells Fargo & Co. 3.75%, due 10/1/14	250,000	261,658
	Wells Fargo Bank N.A.
	5.75%, due 5/16/16	350,000	386,197
	5.95%, due 8/26/36	150,000	151,555
	6.45%, due 2/1/11	550,000	564,149
			13,454,910
	Consumer 2.1%
	Anheuser-Busch Cos., Inc. 6.45%, due 9/1/37	250,000	287,111
	Anheuser-Busch InBev Worldwide, Inc. 3.00%, due 10/15/12	500,000	516,790
	Archer-Daniels-Midland Co.
	5.45%, due 3/15/18	100,000	114,295
	6.45%, due 1/15/38	200,000	244,416
	Avon Products, Inc. 5.125%, due 1/15/11	50,000	51,010
	Bottling Group LLC 5.50%, due 4/1/16	100,000	116,408
	Bunge Limited Finance Corp. 5.35%, due 4/15/14	100,000	106,683
	Campbell Soup Co.
	4.50%, due 2/15/19	250,000	273,507
	4.875%, due 10/1/13	100,000	111,554
	Coca-Cola Enterprises, Inc.
	7.00%, due 10/1/26	100,000	125,175
	8.50%, due 2/1/22	252,000	352,518
	Colgate-Palmolive Co. 3.15%, due 8/5/15	100,000	105,809
	ConAgra Foods, Inc.
	7.00%, due 10/1/28	100,000	117,334
	7.875%, due 9/15/10	67,000	67,517
	Costco Wholesale Corp. 5.50%, due 3/15/17	100,000	115,973
	CVS Caremark Corp.
	4.75%, due 5/18/20	150,000	156,190
	4.875%, due 9/15/14	50,000	55,004
	6.25%, due 6/1/27	175,000	192,108
	Dell, Inc. 4.70%, due 4/15/13	175,000	189,932
	Dr. Pepper Snapple Group, Inc.
	2.35%, due 12/21/12	200,000	203,820
	6.12%, due 5/1/13	100,000	111,640
	General Mills, Inc.
	5.65%, due 9/10/12	65,000	70,538
	5.70%, due 2/15/17	100,000	117,001
	H.J. Heinz Finance Co. 6.625%, due 7/15/11	300,000	315,251
	Hershey Co. (The) 5.45%, due 9/1/16	100,000	113,224
	Home Depot, Inc.
	5.40%, due 3/1/16	200,000	224,367
	5.875%, due 12/16/36	250,000	256,949
	Kellogg Co. Series B 7.45%, due 4/1/31	150,000	196,987
	Kohl's Corp. 6.30%, due 3/1/11	200,000	205,717
	Kraft Foods, Inc.
	4.125%, due 2/9/16	500,000	534,768
	5.25%, due 10/1/13	100,000	109,833
	5.375%, due 2/10/20	250,000	273,463
	6.125%, due 2/1/18	250,000	288,722
	6.50%, due 8/11/17	225,000	265,325
	Kroger Co. (The)
	5.50%, due 2/1/13	250,000	272,865
	6.40%, due 8/15/17	175,000	206,326
	Lowe's Cos., Inc.
	6.65%, due 9/15/37	100,000	121,279
	6.875%, due 2/15/28	100,000	120,229
	McDonalds Corp. 5.80%, due 10/15/17	310,000	365,393
	Mead Johnson Nutrition Co. 3.50%, due 11/1/14	250,000	261,021
	Newell Rubbermaid, Inc. 6.75%, due 3/15/12	50,000	53,804
	Pepsi Bottling Group, Inc. 7.00%, due 3/1/29	60,000	76,103
	PepsiCo., Inc.
	5.00%, due 6/1/18	500,000	557,653
	5.15%, due 5/15/12	250,000	268,194
	Pfizer, Inc. 6.20%, due 3/15/19	650,000	784,348
	Philip Morris International, Inc. 5.65%, due 5/16/18	325,000	366,446
	Procter & Gamble Co. (The)
	4.70%, due 2/15/19	250,000	276,512
	4.85%, due 12/15/15	75,000	85,569
	5.55%, due 3/5/37	100,000	112,329
	5.80%, due 8/15/34	75,000	86,094
	Safeway, Inc.
	5.00%, due 8/15/19	100,000	108,780
	5.80%, due 8/15/12	200,000	217,109
	6.35%, due 8/15/17	100,000	117,469
	Sara Lee Corp. 6.25%, due 9/15/11	150,000	158,378
	Sysco Corp. 5.375%, due 9/21/35	100,000	106,816
	Target Corp.
	6.00%, due 1/15/18	250,000	295,770
	6.50%, due 10/15/37	150,000	179,088
	Wal-Mart Stores, Inc.
	5.375%, due 4/5/17	350,000	405,351
	6.50%, due 8/15/37	350,000	423,204
	Yum! Brands, Inc. 6.25%, due 3/15/18	130,000	150,880
			12,763,949
	Electric 1.5%
	Alabama Power Co. 5.55%, due 2/1/17	50,000	56,348
	Alliant Energy Corp. 4.00%, due 10/15/14	100,000	103,925
	Appalachian Power Co. Series H 5.95%, due 5/15/33	100,000	103,455
	Arizona Public Service Co. 6.375%, due 10/15/11	100,000	105,448
	Baltimore Gas & Electric Co. 6.125%, due 7/1/13	100,000	112,124
	CenterPoint Energy Houston Electric LLC Series K2 6.95%, due 3/15/33	100,000	118,234
	Commonwealth Edison Co. 6.15%, due 9/15/17	300,000	349,525
	Consolidated Edison Co. of New York, Inc.
	6.20%, due 6/15/36	100,000	115,270
	6.30%, due 8/15/37	225,000	263,370
	Constellation Energy Group, Inc. 7.60%, due 4/1/32	100,000	122,353
	Consumers Energy Co. Series B 5.375%, due 4/15/13	100,000	109,106
	Detroit Edison Co. (The) 6.40%, due 10/1/13	275,000	313,889
	Dominion Resources, Inc. 5.15%, due 7/15/15	100,000	112,521
	DTE Energy Co. 7.05%, due 6/1/11	250,000	261,743
	Duke Energy Carolinas LLC
	5.10%, due 4/15/18	200,000	224,907
	6.00%, due 1/15/38	200,000	230,768
	Emerson Electric Co. 4.25%, due 11/15/20	400,000	426,054
	Entergy Mississippi, Inc. 5.15%, due 2/1/13	75,000	80,332
	FirstEnergy Corp.
	Series B 6.45%, due 11/15/11	11,000	11,572
	Series C 7.375%, due 11/15/31	200,000	219,331
	Florida Power & Light
	5.55%, due 11/1/17	100,000	115,378
	5.95%, due 10/1/33	100,000	112,538
	Florida Power Corp. 6.35%, due 9/15/37	150,000	179,193
	Georgia Power Co. 5.65%, due 3/1/37	100,000	106,783
	IES Utilities, Inc. Series B 6.75%, due 3/15/11	100,000	103,583
	Indiana Michigan Power Co. 7.00%, due 3/15/19	50,000	59,801
	Jersey Central Power & Light Co. 7.35%, due 2/1/19	35,000	42,369
	Kansas City Power & Light Co. 6.50%, due 11/15/11	50,000	52,990
	MidAmerican Energy Holdings Co. 5.875%, due 10/1/12	100,000	108,911
	MidAmerican Funding LLC 6.75%, due 3/1/11	100,000	103,411
	Nevada Power Co.
	6.50%, due 4/15/12	50,000	54,125
	6.50%, due 8/1/18	150,000	176,478
	NiSource Finance Corp. 6.15%, due 3/1/13	175,000	191,289
	Ohio Power Co.
	Series K 6.00%, due 6/1/16	50,000	57,392
	Series G 6.60%, due 2/15/33	150,000	171,014
	Oncor Electric Delivery Co.
	6.375%, due 5/1/12	100,000	108,069
	7.00%, due 9/1/22	100,000	121,449
	Pacific Gas & Electric Co. 5.625%, due 11/30/17	500,000	571,306
	PacifiCorp 6.25%, due 10/15/37	300,000	354,043
	Peco Energy Co. 5.95%, due 10/1/36	100,000	114,139
	PPL Energy Supply LLC 5.40%, due 8/15/14	100,000	110,056
	Progress Energy, Inc. 5.625%, due 1/15/16	250,000	284,134
	PSE&G Power LLC
	5.125%, due 4/15/20 (c)	80,000	85,465
	8.625%, due 4/15/31	50,000	66,689
	PSI Energy, Inc. 5.00%, due 9/15/13	100,000	109,726
	Public Service Electric & Gas Co. Series D 5.25%, due 7/1/35	50,000	52,670
	Puget Sound Energy, Inc. 6.274%, due 3/15/37	100,000	111,846
	San Diego Gas & Electric Co. 5.35%, due 5/15/35	25,000	26,952
	SCANA Corp. 6.25%, due 2/1/12	100,000	106,591
	South Carolina Electric & Gas Co.
	6.05%, due 1/15/38	100,000	114,321
	6.50%, due 11/1/18	90,000	108,414
	Southern California Edison Co.
	5.00%, due 1/15/14	225,000	250,179
	6.00%, due 1/15/34	100,000	114,818
	Southern Power Co.
	4.875%, due 7/15/15	100,000	110,023
	Series B 6.25%, due 7/15/12	150,000	163,913
	Union Electric Co.
	4.65%, due 10/1/13	100,000	107,354
	5.40%, due 2/1/16	100,000	109,695
	Virginia Electric and Power Co.
	5.00%, due 6/30/19	120,000	132,632
	6.00%, due 1/15/36	100,000	113,412
	6.00%, due 5/15/37	125,000	142,179
	Wisconsin Energy Corp. 6.50%, due 4/1/11	175,000	181,477
	Xcel Energy, Inc. 6.50%, due 7/1/36	200,000	232,747
			9,179,829
	Energy 1.1%
	Amerada Hess Corp. 7.30%, due 8/15/31	100,000	119,321
	Anadarko Petroleum Corp.
	5.95%, due 9/15/16	325,000	313,532
	6.45%, due 9/15/36	150,000	134,884
	Apache Corp. 6.00%, due 1/15/37	150,000	166,672
	Burlington Resources, Inc. 7.375%, due 3/1/29	104,000	126,644
	Chevron Corp. 4.95%, due 3/3/19	250,000	280,402
	ConocoPhillips
	5.75%, due 2/1/19	250,000	290,813
	5.90%, due 10/15/32	250,000	278,506
	Devon Energy Corp.
	5.625%, due 1/15/14	100,000	111,898
	7.95%, due 4/15/32	50,000	66,958
	Devon Financing Corp. LLC 6.875%, due 9/30/11	400,000	424,351
	Duke Capital LLC 6.75%, due 2/15/32	125,000	142,247
	Energy Transfer Partners, L.P.
	5.95%, due 2/1/15	130,000	142,735
	6.70%, due 7/1/18	100,000	110,331
	Enterprise Products Operating, L.P. Series B 6.875%, due 3/1/33	200,000	226,586
	Halliburton Co.
	5.50%, due 10/15/10	100,000	100,888
	6.15%, due 9/15/19	250,000	286,383
	Kinder Morgan Energy Partners, L.P.
	5.00%, due 12/15/13	150,000	161,850
	5.80%, due 3/15/35	250,000	248,362
	6.75%, due 3/15/11	200,000	206,628
	Marathon Oil Corp.
	6.00%, due 10/1/17	100,000	111,552
	6.80%, due 3/15/32	100,000	111,166
	ONEOK Partners, L.P. 6.15%, due 10/1/16	200,000	229,755
	ONEOK, Inc. 7.125%, due 4/15/11	100,000	104,132
	Pemex Project Funding Master Trust 6.625%, due 6/15/35	425,000	447,318
	Plains All American Pipeline, L.P./PAA Finance Corp. 6.65%, due 1/15/37	65,000	68,952
	Spectra Energy Capital LLC 6.20%, due 4/15/18	50,000	55,872
	Tennessee Gas Pipeline Co. 7.50%, due 4/1/17	300,000	342,789
	Valero Energy Corp.
	4.50%, due 2/1/15	175,000	184,826
	6.625%, due 6/15/37	100,000	105,110
	7.50%, due 4/15/32	100,000	108,947
	Williams Cos., Inc. 8.75%, due 3/15/32	185,000	231,007
	Williams Partners, L.P. 3.80%, due 2/15/15	300,000	310,132
	XTO Energy, Inc. 4.90%, due 2/1/14	75,000	83,692
			6,435,241
	Finance-Other 3.8%
	AIG SunAmerica Global Financing VI 6.30%, due 5/10/11 (c)	250,000	255,000
	American Express Co.
	5.50%, due 9/12/16	75,000	83,293
	6.15%, due 8/28/17	525,000	589,419
	American Express Credit Corp. 7.30%, due 8/20/13	600,000	687,739
	American General Finance Corp. Series I 5.40%, due 12/1/15	350,000	290,500
	AvalonBay Communities, Inc. 4.95%, due 3/15/13	100,000	106,172
	Bear Stearns Cos., Inc. (The)
	5.30%, due 10/30/15	100,000	109,190
	5.50%, due 8/15/11	100,000	104,869
	5.70%, due 11/15/14	250,000	281,160
	7.25%, due 2/1/18	400,000	476,580
	Boston Properties, Inc. 6.25%, due 1/15/13	100,000	109,521
	Camden Property Trust 5.00%, due 6/15/15	100,000	105,522
	Capital One Bank 5.125%, due 2/15/14	100,000	108,227
	Caterpillar Financial Services Corp. 6.20%, due 9/30/13	250,000	285,652
	Citigroup, Inc.
	4.70%, due 5/29/15	300,000	306,501
	4.875%, due 5/7/15	350,000	355,507
	5.50%, due 10/15/14	1,000,000	1,059,241
	5.875%, due 2/22/33	600,000	555,358
	6.125%, due 11/21/17	1,000,000	1,070,582
	6.375%, due 8/12/14	300,000	326,356
	Colonial Realty, L.P. 4.80%, due 4/1/11	14,000	13,845
	Countrywide Financial Corp. 6.25%, due 5/15/16	200,000	211,939
	Credit Suisse First Boston USA, Inc.
	4.875%, due 1/15/15	575,000	626,115
	5.125%, due 1/15/14	100,000	108,670
	6.50%, due 1/15/12	250,000	267,906
	ERP Operating, L.P.
	5.125%, due 3/15/16	50,000	53,631
	5.375%, due 8/1/16	50,000	54,287
¤	Goldman Sachs Group, Inc. (The)
	1.625%, due 7/15/11 (b)	2,000,000	2,023,712
	5.15%, due 1/15/14	625,000	666,013
	5.35%, due 1/15/16	350,000	373,384
	5.95%, due 1/18/18	1,000,000	1,072,977
	6.00%, due 6/15/20	300,000	322,643
	6.25%, due 9/1/17	350,000	382,556
	Hospitality Properties Trust 5.125%, due 2/15/15	50,000	50,345
	John Deere Capital Corp.
	1.875%, due 6/17/13	250,000	253,736
	7.00%, due 3/15/12	250,000	274,001
	JPMorgan Chase & Co.
	2.20%, due 6/15/12 (b)	1,000,000	1,028,983
	4.875%, due 3/15/14	250,000	270,255
	5.15%, due 10/1/15	500,000	539,293
	5.75%, due 1/2/13	200,000	216,931
	Kimco Realty Corp. 5.783%, due 3/15/16	50,000	54,338
	Liberty Property, L.P.
	5.125%, due 3/2/15	100,000	104,069
	8.50%, due 8/1/10	100,000	100,000
	Merrill Lynch & Co., Inc.
	Series C 5.00%, due 1/15/15	150,000	159,403
	Series B 5.30%, due 9/30/15	250,000	266,176
	5.70%, due 5/2/17	100,000	103,245
	5.77%, due 7/25/11	200,000	208,873
	6.40%, due 8/28/17	400,000	432,392
	Morgan Stanley
	Series E 5.45%, due 1/9/17	425,000	440,098
	5.625%, due 1/9/12	350,000	366,105
	6.00%, due 5/13/14	750,000	816,418
	6.00%, due 4/28/15	850,000	915,685
	6.25%, due 8/28/17	400,000	426,574
	National Rural Utilities Cooperative Finance Corp.
	5.45%, due 2/1/18	150,000	169,055
	8.00%, due 3/1/32	75,000	97,634
	Pricoa Global Funding I 4.625%, due 6/25/12 (c)	100,000	104,726
	ProLogis
	5.625%, due 11/15/15	100,000	95,336
	6.625%, due 5/15/18	50,000	48,755
	Regency Centers, L.P. 5.25%, due 8/1/15	100,000	105,870
	Simon Property Group, L.P. 5.25%, due 12/1/16	450,000	496,846
	SLM Corp. 5.625%, due 8/1/33	250,000	170,482
	Toyota Motor Credit Corp. 5.45%, due 5/18/11	150,000	155,368
	U.S. Bancorp 1.80%, due 5/15/12 (b)	700,000	713,793
	Unilever Capital Corp. 5.90%, due 11/15/32	100,000	115,439
			22,744,291
	Gas 0.1%
	AGL Capital Corp. 4.45%, due 4/15/13	100,000	105,558
	Occidental Petroleum Corp. 4.125%, due 6/1/16	250,000	276,344
	Sempra Energy
	6.00%, due 2/1/13	100,000	109,228
	6.50%, due 6/1/16	75,000	87,849
			578,979
	Independent 0.9%
	American General Finance Corp. Series H 4.00%, due 3/15/11	250,000	245,625
	Ameriprise Financial, Inc. 5.35%, due 11/15/10	3,000	3,038
	General Electric Capital Corp.
	5.00%, due 1/8/16	375,000	403,552
	5.40%, due 2/15/17	200,000	215,633
	5.875%, due 1/14/38	525,000	525,334
	6.00%, due 6/15/12	1,125,000	1,215,385
	Series A 6.75%, due 3/15/32	650,000	715,250
	HSBC Bank USA N.A. 4.625%, due 4/1/14	925,000	987,085
	HSBC Finance Corp.
	5.50%, due 1/19/16	850,000	925,228
	6.375%, due 10/15/11	300,000	315,893
	Toll Brothers Finance Corp. 5.15%, due 5/15/15	50,000	49,537
			5,601,560
	Insurance 1.0%
	Ace INA Holdings, Inc.
	5.70%, due 2/15/17	60,000	65,619
	5.875%, due 6/15/14	105,000	117,776
	Aegon Funding Corp. 5.75%, due 12/15/20	100,000	105,491
	Allstate Corp. (The) 5.00%, due 8/15/14	425,000	468,349
	American International Group, Inc.
	4.70%, due 10/1/10	100,000	100,000
	5.85%, due 1/16/18	300,000	285,000
	6.25%, due 5/1/36	200,000	174,000
	Aon Corp. 7.375%, due 12/14/12	100,000	110,311
	Assurant, Inc. 5.625%, due 2/15/14	100,000	106,377
	Berkshire Hathaway Finance Corp.
	4.85%, due 1/15/15	400,000	445,495
	5.00%, due 8/15/13	500,000	553,916
	Chubb Corp.
	5.20%, due 4/1/13	100,000	109,146
	5.75%, due 5/15/18	100,000	112,869
	CIGNA Corp.
	5.125%, due 6/15/20	150,000	157,977
	7.00%, due 1/15/11	125,000	128,139
	Genworth Financial, Inc.
	Class A 4.95%, due 10/1/15	75,000	75,163
	5.75%, due 6/15/14	50,000	51,146
	Hartford Financial Services Group, Inc. (The) 5.50%, due 3/30/20	150,000	149,025
	Hartford Life Global Funding Trusts 5.20%, due 2/15/11	155,000	157,836
	Lincoln National Corp. 4.75%, due 2/15/14	150,000	157,435
	Marsh & McLennan Cos., Inc. 5.375%, due 7/15/14	100,000	106,510
	MetLife Global Funding I 5.125%, due 6/10/14 (c)	220,000	241,410
	MetLife, Inc.
	5.00%, due 11/24/13	50,000	54,181
	5.00%, due 6/15/15	225,000	246,254
	5.70%, due 6/15/35	100,000	101,781
	6.125%, due 12/1/11	100,000	105,672
	Nationwide Financial Services, Inc. 5.10%, due 10/1/15	25,000	26,323
	Principal Financial Group, Inc. 6.05%, due 10/15/36	100,000	97,176
	Principal Life Income Fundings Trust 5.20%, due 11/15/10	50,000	50,616
	Progressive Corp. (The)
	6.25%, due 12/1/32	50,000	52,341
	6.375%, due 1/15/12	200,000	213,117
	Protective Life Corp. 4.875%, due 11/1/14	100,000	102,235
	Prudential Financial, Inc.
	Series B 5.10%, due 9/20/14	250,000	267,936
	5.70%, due 12/14/36	200,000	186,345
	St. Paul Travelers Cos., Inc. (The)
	5.50%, due 12/1/15	100,000	112,127
	6.75%, due 6/20/36	75,000	86,833
	Travelers Cos., Inc. (The) 5.375%, due 6/15/12	100,000	107,103
	Travelers Property Casualty Corp. 5.00%, due 3/15/13	100,000	107,329
			5,896,359
	Manufacturing 2.2%
	3M Co. 5.70%, due 3/15/37	150,000	171,981
	Air Products & Chemicals, Inc. 4.15%, due 2/1/13	100,000	105,316
	Alcoa, Inc.
	5.72%, due 2/23/19	187,000	188,375
	5.95%, due 2/1/37	100,000	90,416
	Black & Decker Corp. 4.75%, due 11/1/14	50,000	54,394
	Boeing Co. (The)
	4.875%, due 2/15/20	180,000	199,755
	6.125%, due 2/15/33	250,000	284,084
	Caterpillar, Inc. 6.05%, due 8/15/36	313,000	366,644
	Cooper Industries, Inc. 5.25%, due 11/15/12	50,000	54,187
	CRH America, Inc.
	5.30%, due 10/15/13	100,000	107,377
	6.00%, due 9/30/16	100,000	111,082
	DaimlerChrysler N.A. Holding Corp.
	7.75%, due 1/18/11	150,000	154,468
	8.50%, due 1/18/31	300,000	389,380
	Danaher Corp. 5.625%, due 1/15/18	100,000	115,313
	Deere & Co.
	4.375%, due 10/16/19	100,000	106,746
	7.125%, due 3/3/31	125,000	159,839
	Dover Corp. 5.45%, due 3/15/18	100,000	113,288
	Dow Chemical Co. (The) 6.00%, due 10/1/12	850,000	922,060
	E.I. du Pont de Nemours & Co.
	4.625%, due 1/15/20	200,000	216,624
	4.75%, due 11/15/12	280,000	302,688
	Eastman Chemical Co. 7.25%, due 1/15/24	100,000	121,173
	Electronic Data Systems Corp. Series B 6.00%, due 8/1/13	100,000	113,612
	General Dynamics Corp. 4.25%, due 5/15/13	350,000	380,613
	General Electric Co. 5.25%, due 12/6/17	500,000	551,157
	Goodrich Corp. 7.00%, due 4/15/38	50,000	60,352
	Hewlett-Packard Co. 5.25%, due 3/1/12	350,000	374,101
	Honeywell International, Inc.
	5.30%, due 3/1/18	250,000	287,264
	5.70%, due 3/15/37	100,000	112,949
	6.125%, due 11/1/11	100,000	106,381
	International Business Machines Corp.
	5.70%, due 9/14/17	700,000	820,644
	5.875%, due 11/29/32	100,000	113,136
	6.50%, due 1/15/28	100,000	120,463
	7.50%, due 6/15/13	100,000	117,501
	8.375%, due 11/1/19	100,000	136,869
	International Paper Co.
	5.25%, due 4/1/16	100,000	106,987
	5.30%, due 4/1/15	250,000	271,978
	ITT Corp. 4.90%, due 5/1/14	250,000	273,409
	Johnson Controls, Inc.
	5.50%, due 1/15/16	50,000	55,732
	6.00%, due 1/15/36	50,000	51,320
	Lockheed Martin Corp.
	4.25%, due 11/15/19	500,000	531,728
	7.65%, due 5/1/16	250,000	313,363
	Lubrizol Corp. 5.50%, due 10/1/14	100,000	108,276
	MDC Holdings, Inc. 5.375%, due 7/1/15	50,000	50,631
	Microsoft Corp. 4.20%, due 6/1/19	250,000	271,887
	Monsanto Co. 7.375%, due 8/15/12	100,000	111,932
	Newmont Mining Corp.
	5.125%, due 10/1/19	150,000	163,888
	8.625%, due 5/15/11	50,000	52,597
	Northrop Grumman Corp.
	5.05%, due 8/1/19	100,000	110,886
	7.125%, due 2/15/11	100,000	103,208
	7.75%, due 3/1/16	250,000	313,804
	7.875%, due 3/1/26	100,000	133,116
	Nucor Corp. 5.00%, due 12/1/12	245,000	266,255
	Pitney Bowes, Inc.
	3.875%, due 6/15/13	150,000	158,914
	5.75%, due 9/15/17	100,000	107,014
	PPG Industries, Inc. 5.75%, due 3/15/13	100,000	109,387
	Praxair, Inc. 3.95%, due 6/1/13	200,000	214,448
	Raytheon Co. 6.40%, due 12/15/18	200,000	240,248
	Rohm & Haas Co. 7.85%, due 7/15/29	100,000	111,428
	United Technologies Corp.
	4.50%, due 4/15/20	250,000	273,337
	4.875%, due 5/1/15	200,000	225,882
	6.125%, due 2/1/19	250,000	301,625
	VF Corp. 6.45%, due 11/1/37	50,000	55,823
	Vulcan Materials Co.
	5.60%, due 11/30/12	75,000	80,366
	6.30%, due 6/15/13	150,000	164,639
	Weyerhaeuser Co.
	6.75%, due 3/15/12	200,000	211,761
	7.375%, due 3/15/32	100,000	99,975
	Xerox Corp.
	6.35%, due 5/15/18	100,000	112,463
	6.40%, due 3/15/16	160,000	182,171
			13,570,710
	Service 2.4%
	Abbott Laboratories
	5.875%, due 5/15/16	200,000	236,947
	6.15%, due 11/30/37	225,000	265,186
	Aetna, Inc.
	6.00%, due 6/15/16	175,000	201,846
	7.875%, due 3/1/11	100,000	103,953
	Allergan, Inc. 5.75%, due 4/1/16	50,000	58,631
	Amgen, Inc.
	4.85%, due 11/18/14	100,000	111,655
	5.85%, due 6/1/17	150,000	175,190
	6.40%, due 2/1/39	100,000	119,761
	Baxter International, Inc.
	4.625%, due 3/15/15	50,000	55,523
	5.90%, due 9/1/16	100,000	118,441
	Bristol-Myers Squibb Co.
	5.45%, due 5/1/18	100,000	115,672
	5.875%, due 11/15/36	150,000	168,830
	7.15%, due 6/15/23	50,000	64,021
	CareFusion Corp. 5.125%, due 8/1/14	100,000	108,762
	Cintas Corp. 6.00%, due 6/1/12	100,000	108,457
	Clorox Co. (The) 5.00%, due 1/15/15	50,000	55,720
	Comcast Corp.
	4.95%, due 6/15/16	100,000	109,976
	5.65%, due 6/15/35	200,000	200,330
	5.875%, due 2/15/18	525,000	594,763
	6.45%, due 3/15/37	250,000	276,716
	Cox Communications, Inc.
	5.45%, due 12/15/14	100,000	112,209
	7.125%, due 10/1/12	200,000	222,542
	DIRECTV Holdings LLC 5.20%, due 3/15/20	250,000	265,388
	Discovery Communications LLC 6.35%, due 6/1/40	105,000	114,884
	Eli Lilly & Co.
	4.50%, due 3/15/18	100,000	108,421
	7.125%, due 6/1/25	100,000	129,888
	FedEx Corp. 8.00%, due 1/15/19	50,000	63,761
	Fortune Brands, Inc.
	5.375%, due 1/15/16	100,000	108,295
	5.875%, due 1/15/36	25,000	23,873
	Genentech, Inc. 4.75%, due 7/15/15	100,000	111,691
	GlaxoSmithKline Capital, Inc.
	4.375%, due 4/15/14	200,000	219,830
	6.375%, due 5/15/38	250,000	300,862
	Historic TW, Inc. 6.625%, due 5/15/29	250,000	276,515
	Johnson & Johnson
	5.15%, due 7/15/18	250,000	286,666
	6.95%, due 9/1/29	100,000	128,578
	Kimberly-Clark Corp.
	6.375%, due 1/1/28	100,000	117,785
	6.625%, due 8/1/37	100,000	126,736
	L-3 Communications Corp. 5.20%, due 10/15/19	100,000	105,627
	Marriott International, Inc. 5.625%, due 2/15/13	50,000	53,385
	McKesson Corp. 5.70%, due 3/1/17	50,000	56,970
	Medtronic, Inc.
	4.45%, due 3/15/20	100,000	107,611
	Series B 4.75%, due 9/15/15	50,000	56,678
	Merck & Co., Inc.
	4.75%, due 3/1/15	100,000	111,972
	5.00%, due 6/30/19	250,000	281,408
	NBC Universal, Inc. 5.15%, due 4/30/20 (c)	500,000	531,447
	News America, Inc.
	5.30%, due 12/15/14	300,000	336,438
	6.40%, due 12/15/35	175,000	189,179
	7.25%, due 5/18/18	100,000	119,707
	Oracle Corp.
	5.00%, due 7/8/19	250,000	279,347
	5.25%, due 1/15/16	250,000	286,310
	Quest Diagnostics, Inc. 4.75%, due 1/30/20	100,000	101,836
	R.R. Donnelley & Sons Co. 5.50%, due 5/15/15	100,000	103,166
	Republic Services, Inc.
	5.00%, due 3/1/20 (c)	300,000	315,681
	6.75%, due 8/15/11	50,000	52,608
	Schering-Plough Corp.
	6.00%, due 9/15/17	250,000	295,834
	6.50%, due 12/1/33	100,000	122,135
	Science Applications International Corp. 6.25%, due 7/1/12	100,000	107,950
	St. Jude Medical, Inc. 3.75%, due 7/15/14	150,000	159,616
	Teva Pharmaceutical Finance LLC 6.15%, due 2/1/36	50,000	58,985
	Time Warner Cable, Inc.
	6.20%, due 7/1/13	500,000	563,953
	6.55%, due 5/1/37	275,000	304,142
	6.75%, due 7/1/18	250,000	292,015
	Time Warner Cos., Inc. 6.95%, due 1/15/28	200,000	227,471
	Time Warner, Inc. 7.625%, due 4/15/31	375,000	452,854
	UnitedHealth Group, Inc.
	5.375%, due 3/15/16	100,000	112,105
	6.00%, due 6/15/17	330,000	376,220
	Valspar Corp. 5.625%, due 5/1/12	250,000	266,512
	Viacom, Inc.
	5.625%, due 8/15/12	350,000	374,793
	6.875%, due 4/30/36	250,000	287,254
	Walt Disney Co. (The) 6.375%, due 3/1/12	250,000	271,659
	Waste Management, Inc.
	5.00%, due 3/15/14	50,000	54,709
	7.125%, due 12/15/17	100,000	119,040
	7.75%, due 5/15/32	75,000	93,705
	WellPoint, Inc.
	5.95%, due 12/15/34	250,000	253,530
	6.80%, due 8/1/12	100,000	109,701
	Western Union Co. (The) 5.93%, due 10/1/16	130,000	148,177
	Wyeth
	5.50%, due 3/15/13	100,000	110,751
	6.00%, due 2/15/36	200,000	230,885
	6.45%, due 2/1/24	100,000	120,578
	Wyndham Worldwide Corp. 6.00%, due 12/1/16	50,000	50,688
			14,622,936
	Telecommunication 0.9%
	AT&T, Inc.
	6.30%, due 1/15/38	300,000	333,919
	6.80%, due 5/15/36	265,000	309,818
	BellSouth Corp.
	6.00%, due 11/15/34	100,000	105,580
	6.875%, due 10/15/31	250,000	286,624
	CenturyTel, Inc. Series H 8.375%, due 10/15/10	100,000	101,384
	Cingular Wireless LLC 6.50%, due 12/15/11	100,000	107,425
	Cisco Systems, Inc.
	4.45%, due 1/15/20	250,000	267,713
	5.50%, due 2/22/16	425,000	496,181
	Embarq Corp. 7.995%, due 6/1/36	200,000	204,790
	Harris Corp. 5.00%, due 10/1/15	50,000	54,081
	Motorola, Inc. 7.50%, due 5/15/25	100,000	111,654
	New Cingular Wireless Services, Inc.
	8.125%, due 5/1/12	100,000	112,076
	8.75%, due 3/1/31	100,000	139,624
	SBC Communications, Inc.
	5.10%, due 9/15/14	700,000	784,185
	6.15%, due 9/15/34	250,000	272,354
	Verizon Communications, Inc.
	5.85%, due 9/15/35	300,000	316,419
	6.10%, due 4/15/18	170,000	196,768
	6.35%, due 4/1/19	250,000	295,694
	6.40%, due 2/15/38	175,000	198,096
	Verizon Global Funding Corp. 7.75%, due 12/1/30	350,000	446,775
			5,141,160
	Transportation 0.5%
	Burlington Northern Santa Fe LLC
	4.70%, due 10/1/19	400,000	427,287
	5.75%, due 5/1/40	300,000	319,610
	6.15%, due 5/1/37	175,000	194,774
	6.20%, due 8/15/36	50,000	55,706
	7.125%, due 12/15/10	100,000	102,327
	CSX Corp. 5.60%, due 5/1/17	100,000	110,837
	CSX Transportation, Inc. 7.875%, due 5/15/43	100,000	129,248
	Norfolk Southern Corp.
	7.05%, due 5/1/37	100,000	123,573
	7.25%, due 2/15/31	100,000	123,707
	Southwest Airlines Co. 5.25%, due 10/1/14	75,000	80,035
	TTX Co. 5.00%, due 4/1/12 (c)	100,000	104,881
	Union Pacific Corp.
	5.375%, due 5/1/14	250,000	277,741
	5.65%, due 5/1/17	100,000	112,334
	6.125%, due 1/15/12	100,000	107,051
	6.65%, due 1/15/11	100,000	102,439
	7.00%, due 2/1/16	50,000	60,215
	United Parcel Service, Inc.
	5.50%, due 1/15/18	100,000	115,207
	6.20%, due 1/15/38	200,000	240,376
			2,787,348
	Water 0.0%‡
	American Water Capital Corp. 6.085%, due 10/15/17	100,000	109,848

	Total Corporate Bonds (Cost $105,096,954)		112,887,120

	Foreign Government Bonds 1.5%

	Foreign Governments 1.5%
	Federal Republic of Brazil 6.00%, due 1/17/17	2,200,000	2,491,500
	Malaysian Government 7.50%, due 7/15/11	100,000	105,951
	Province of Manitoba Canada 2.125%, due 4/22/13	250,000	256,544
	Province of Ontario
	2.625%, due 1/20/12	250,000	256,084
	2.95%, due 2/5/15	250,000	260,540
	4.00%, due 10/7/19	225,000	235,610
	4.10%, due 6/16/14	250,000	272,799
	4.375%, due 2/15/13	50,000	54,121
	4.95%, due 11/28/16	300,000	340,869
	Province of Quebec
	5.125%, due 11/14/16	285,000	327,366
	Series NJ 7.50%, due 7/15/23	302,000	416,290
	Republic of Chile 5.50%, due 1/15/13	100,000	108,450
	Republic of Italy 6.875%, due 9/27/23	750,000	883,695
	Republic of Korea 5.75%, due 4/16/14	500,000	553,203
	Republic of Poland 5.25%, due 1/15/14	100,000	107,875
	Republic of South Africa 7.375%, due 4/25/12	100,000	109,250
	United Mexican States
	5.625%, due 1/15/17	400,000	442,500
	Series MTNA 5.875%, due 1/15/14	1,500,000	1,665,000
	Series MTNA 7.50%, due 1/14/12	250,000	271,375
	Total Foreign Government Bonds (Cost $8,489,020)		9,159,022
	Mortgage-Backed Securities 3.4%

	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.4%
	Banc of America Commercial Mortgage, Inc. Series 2005-4, Class A3 4.891%, due 7/10/45	2,714,000	2,805,964
	Bear Stearns Commercial Mortgage Securities
	Series 2007-PW15, Class AAB 5.315%, due 2/11/44	1,350,000	1,448,755
	Series 2006-PW13, Class A3 5.518%, due 9/11/41	500,000	528,567
	Credit Suisse Mortgage Capital Certificates Series 2006-C5, Class A3 5.311%, due 12/15/39	2,000,000	2,024,539
	Greenwich Capital Commercial Funding Corp.
	Series 2005-GG5, Class A5 5.224%, due 4/10/37 (d)	1,000,000	1,054,475
	Series 2006-GG7, Class A4 5.888%, due 7/10/38 (e)	1,000,000	1,079,415
¤	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2003-CB7, Class A4 4.879%, due 1/12/38 (e)	1,000,000	1,065,160
	Series 2004-CB9, Class A2 5.108%, due 6/12/41 (e)	1,728,617	1,764,616
	Series 2007-CB18, Class A4 5.44%, due 6/12/47	1,245,000	1,277,433
	Series 2007-CB19, Class ASB 5.729%, due 2/12/49 (e)	1,090,000	1,177,192
	Morgan Stanley Capital I
	Series 2005-IQ10, Class AAB 5.178%, due 9/15/42 (d)	2,170,000	2,297,841
	Series 2007-IQ14, Class AAB 5.654%, due 4/15/49 (d)	500,000	531,507
	Series 2006-IQ11, Class A4 5.769%, due 10/15/42 (e)	1,400,000	1,535,700
	Wachovia Bank Commercial Mortgage Trust Series 2004-C12, Class A4 5.305%, due 7/15/41 (e)	1,765,000	1,902,333
	Total Mortgage-Backed Securities (Cost $14,816,402)		20,493,497
	U.S. Government & Federal Agencies 70.9%

¤	Federal Home Loan Mortgage Corporation 2.8%
	2.125%, due 9/21/12	5,500,000	5,661,491
	3.75%, due 3/27/19	2,300,000	2,434,037
	4.50%, due 1/15/15	2,000,000	2,252,646
	4.75%, due 1/19/16	2,000,000	2,282,826
	5.00%, due 7/15/14	1,000,000	1,134,265
	5.125%, due 10/18/16	2,430,000	2,826,416
			16,591,681
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 18.5%
	4.00%, due 8/1/20	345,979	366,685
	4.00%, due 1/1/25	4,382,199	4,586,954
	4.00%, due 3/1/25	984,720	1,030,731
	4.00%, due 4/1/25	1,468,656	1,537,121
	4.00%, due 5/1/39	3,339,482	3,420,541
	4.00%, due 7/1/39	2,922,890	2,993,836
	4.00%, due 12/1/39	987,011	1,010,968
	4.00%, due 2/1/40	993,893	1,018,018
	4.50%, due 4/1/20	2,879,717	3,083,516
	4.50%, due 6/1/23	291,396	309,240
	4.50%, due 12/1/23	858,812	911,405
	4.50%, due 7/1/24	122,964	130,398
	4.50%, due 5/1/25	2,973,603	3,153,381
	4.50%, due 8/1/33	266,479	281,441
	4.50%, due 6/1/34	442,457	466,194
	4.50%, due 6/1/35	612,953	644,687
	4.50%, due 8/1/35	619,025	651,074
	4.50%, due 3/1/36	274,320	288,522
	4.50%, due 12/1/38 TBA (f)	2,500,000	2,612,110
	4.50%, due 4/1/39	1,812,924	1,896,586
	4.50%, due 6/1/39	11,077,581	11,588,785
	4.50%, due 7/1/39	718,645	751,808
	4.50%, due 9/1/39	2,344,821	2,453,029
	4.50%, due 10/1/39	2,878,027	3,010,842
	4.50%, due 1/1/40	1,967,724	2,058,529
	4.50%, due 2/1/40	2,946,436	3,082,407
	5.00%, due 1/1/25	3,822,353	4,088,343
	5.00%, due 8/1/35	5,482,489	5,857,343
	5.00%, due 10/1/36	139,018	148,305
	5.00%, due 6/1/37	5,635,783	6,011,114
	5.00%, due 11/1/37	307,205	327,664
	5.00%, due 5/1/38	445,640	475,319
	5.00%, due 9/1/38	1,142,568	1,218,660
	5.00%, due 3/1/39	416,585	444,288
	5.00%, due 10/1/39	3,773,249	4,024,162
	5.00%, due 3/1/40	1,980,305	2,111,991
	5.005%, due 3/1/39 (d)	470,747	500,320
	5.019%, due 4/1/39 (d)	745,821	792,395
	5.50%, due 2/1/18	284,191	307,140
	5.50%, due 1/1/22	398,034	430,363
	5.50%, due 3/1/23	147,685	159,626
	5.50%, due 6/1/23	317,674	343,360
	5.50%, due 9/1/35	626,827	676,369
	5.50%, due 9/1/36	26,594	28,667
	5.50%, due 4/1/37	7,285,363	7,852,787
	5.50%, due 6/1/37	1,147,268	1,236,624
	5.50%, due 7/1/37	336,708	362,933
	5.50%, due 8/1/37	1,508,718	1,626,225
	5.50%, due 11/1/37	1,114,042	1,200,809
	5.50%, due 1/1/38	1,192,462	1,285,368
	5.50%, due 6/1/38	2,824,153	3,044,114
	5.50%, due 8/1/38	783,779	844,824
	5.50%, due 10/1/38	760,248	819,460
	5.50%, due 12/1/38	1,448,842	1,561,687
	5.50%, due 1/1/39	763,306	822,756
	5.824%, due 10/1/37 (d)	1,570,197	1,686,125
	6.00%, due 8/1/17	216,975	235,819
	6.00%, due 6/1/21	120,104	131,060
	6.00%, due 9/1/21	198,907	217,052
	6.00%, due 11/1/22	181,063	197,297
	6.00%, due 4/1/36	627,754	683,180
	6.00%, due 8/1/36	330,987	360,210
	6.00%, due 11/1/37	1,951,231	2,122,290
	6.00%, due 10/1/38	115,803	125,895
	6.148%, due 10/1/36 (d)	1,168,329	1,256,126
	6.50%, due 4/1/11	370	378
	6.50%, due 5/1/11	928	973
	6.50%, due 10/1/11	683	704
	6.50%, due 6/1/14	12,023	12,780
	6.50%, due 4/1/17	9,709	10,558
	6.50%, due 5/1/17	29,492	32,190
	6.50%, due 11/1/25	24,611	27,208
	6.50%, due 5/1/26	2,617	2,887
	6.50%, due 3/1/27	9,734	10,812
	6.50%, due 5/1/31	13,497	15,015
	6.50%, due 8/1/31	10,255	11,409
	6.50%, due 1/1/32	83,054	92,399
	6.50%, due 3/1/32	71,514	79,515
	6.50%, due 4/1/32	28,664	31,871
	6.50%, due 7/1/32	29,650	32,967
	6.50%, due 1/1/34	40,427	44,748
	6.50%, due 1/1/37	385,285	423,336
	6.50%, due 9/1/37	796,659	874,342
	7.00%, due 6/1/11	723	743
	7.00%, due 11/1/11	332	345
	7.00%, due 4/1/26	8,436	9,567
	7.00%, due 7/1/26	815	924
	7.00%, due 12/1/27	12,469	14,155
	7.00%, due 1/1/30	6,790	7,724
	7.00%, due 3/1/31	41,313	47,034
	7.00%, due 10/1/31	17,674	20,121
	7.00%, due 3/1/32	65,578	74,660
	7.00%, due 9/1/33	239,070	270,953
	7.00%, due 11/1/36	134,805	150,661
	7.00%, due 12/1/37	332,139	370,997
	7.50%, due 1/1/16	5,292	5,691
	7.50%, due 1/1/26	2,402	2,736
	7.50%, due 2/1/32	40,628	46,509
	8.00%, due 7/1/26	4,587	5,302
			111,689,092
¤	Federal National Mortgage Association 3.9%
	1.75%, due 2/22/13	3,000,000	3,067,413
	1.875%, due 4/20/12	6,100,000	6,236,256
	2.625%, due 11/20/14	2,000,000	2,098,600
	2.75%, due 3/13/14	1,000,000	1,053,104
	3.00%, due 9/16/14	3,000,000	3,180,930
	4.875%, due 5/18/12	7,000,000	7,533,960
	6.21%, due 8/6/38	475,000	622,843
			23,793,106
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 8.7%
	4.00%, due 3/1/22	327,666	344,256
	4.50%, due 2/1/23	217,413	230,863
	4.50%, due 3/1/23	286,867	304,614
	5.00%, due 3/1/21	34,122	36,552
	5.00%, due 6/1/22	561,353	600,328
	5.00%, due 4/1/23	270,909	289,692
	5.00%, due 1/1/24	368,191	393,718
	5.00%, due 3/1/36 TBA (f)	5,000,000	5,328,125
	5.00%, due 5/1/37	313,025	333,970
	5.00%, due 6/1/38	796,055	849,320
	5.00%, due 10/1/39	2,847,801	3,038,063
	5.00%, due 12/1/39	3,230,227	3,446,039
	5.50%, due 8/1/17	35,802	38,817
	5.50%, due 7/1/22	526,751	570,329
	5.50%, due 11/1/23	286,295	309,980
	5.50%, due 5/1/35	343,486	371,117
	5.50%, due 6/1/35	215,723	233,076
	5.50%, due 7/1/35	1,135,203	1,226,521
	5.50%, due 8/1/35	705,142	761,864
	5.50%, due 9/1/35	513,091	554,365
	5.50%, due 11/1/35	2,457,966	2,655,690
	5.50%, due 4/1/36	491,023	530,521
	5.50%, due 6/1/36	409,244	441,652
	5.50%, due 1/1/37	620,241	669,359
	5.50%, due 3/1/37	2,004,804	2,162,516
	5.50%, due 4/1/37	197,469	213,004
	5.50%, due 1/1/38	1,743,534	1,880,693
	5.50%, due 10/1/38	367,252	396,143
	5.554%, due 11/1/38 (d)	1,645,790	1,763,399
	6.00%, due 6/1/16	41,725	45,388
	6.00%, due 7/1/16	18,494	20,118
	6.00%, due 9/1/16	28,580	31,089
	6.00%, due 9/1/17	15,508	16,889
	6.00%, due 1/1/36	14,227	15,530
	6.00%, due 7/1/36	4,093,864	4,458,518
	6.00%, due 8/1/36	448,496	488,444
	6.00%, due 9/1/36	823,820	897,200
	6.00%, due 10/1/36	163,329	177,877
	6.00%, due 11/1/36	377,704	411,347
	6.00%, due 12/1/36	273,992	298,398
	6.00%, due 4/1/37	1,345,046	1,464,239
	6.00%, due 6/1/37	448,943	488,371
	6.00%, due 7/1/37	3,717,593	4,044,083
	6.00%, due 8/1/37	441,441	480,209
	6.00%, due 12/1/37	848,736	923,275
	6.00%, due 2/1/38	1,835,948	1,996,946
	6.00%, due 4/1/38	513,934	559,069
	6.00%, due 5/1/38	792,944	862,087
	6.50%, due 3/1/11	37	37
	6.50%, due 4/1/11	528	538
	6.50%, due 6/1/11	54	55
	6.50%, due 9/1/11	2,306	2,374
	6.50%, due 10/1/11	10,120	10,402
	6.50%, due 11/1/11	1,644	1,701
	6.50%, due 6/1/15	30,292	32,069
	6.50%, due 2/1/28	12,262	13,571
	6.50%, due 7/1/32	8,585	9,592
	6.50%, due 8/1/32	199,271	222,656
	6.50%, due 1/1/35	256,211	282,435
	6.50%, due 8/1/35	286,541	315,869
	6.50%, due 9/1/35	5,989	6,602
	6.50%, due 3/1/36	120,394	132,341
	6.50%, due 4/1/36	330,186	362,950
	6.50%, due 7/1/36	590,468	649,060
	6.50%, due 8/1/36	208,060	228,705
	6.50%, due 9/1/36	353,633	388,724
	6.50%, due 10/1/36	116,905	128,505
	6.50%, due 11/1/36	201,800	221,825
	6.50%, due 8/1/37	6,020	6,663
	6.50%, due 10/1/37	552,547	606,513
	6.50%, due 11/1/37	191,958	210,706
	6.50%, due 12/1/37	217,659	238,917
	6.50%, due 2/1/38	473,883	520,166
	7.00%, due 5/1/11	460	472
	7.00%, due 6/1/11	525	540
	7.00%, due 10/1/11	41	42
	7.00%, due 11/1/11	2,299	2,376
	7.00%, due 9/1/37	58,267	65,020
	7.00%, due 10/1/37	13,048	14,561
	7.00%, due 11/1/37	299,057	333,720
	7.50%, due 7/1/30	10,166	11,625
	7.50%, due 7/1/31	47,475	54,318
	7.50%, due 8/1/31	500	573
	8.00%, due 9/1/11	143	146
	8.00%, due 11/1/11	1,192	1,238
	8.00%, due 1/1/25	210	243
	8.00%, due 6/1/25	287	333
	8.00%, due 9/1/25	1,179	1,366
	8.00%, due 2/1/26	417	422
	8.00%, due 9/1/26	6,936	8,043
	8.00%, due 10/1/26	1,462	1,696
	8.00%, due 11/1/26	1,712	1,985
	8.00%, due 4/1/27	2,501	2,904
	8.00%, due 6/1/27	19,679	22,845
	8.00%, due 12/1/27	8,714	9,949
	8.00%, due 1/1/28	31,356	36,401
			52,817,457
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 6.0%
	4.00%, due 5/15/39	869,879	899,327
	4.00%, due 11/15/39	99,841	103,221
	4.50%, due 3/15/39	458,853	484,782
	4.50%, due 5/15/39	1,474,352	1,557,666
	4.50%, due 7/15/39	2,372,639	2,506,714
	4.50%, due 1/15/40	496,224	524,265
	4.50%, due 2/15/40	3,461,211	3,656,799
	4.50%, due 3/15/40	990,479	1,046,450
	5.00%, due 4/20/33	213,064	232,018
	5.00%, due 8/15/33	97,241	105,505
	5.00%, due 2/15/36	376,254	406,113
	5.00%, due 6/20/36	528,269	572,263
	5.00%, due 9/15/37	89,794	96,863
	5.00%, due 6/1/38 TBA (f)	4,000,000	4,303,124
	5.00%, due 1/15/39	403,726	435,261
	5.00%, due 3/15/39	906,803	977,632
	5.00%, due 5/15/39	1,618,936	1,745,388
	5.00%, due 8/15/39	941,075	1,014,581
	5.00%, due 9/15/39	488,698	526,870
	5.00%, due 10/15/39	989,704	1,067,009
	5.50%, due 3/15/33	1,551,496	1,698,747
	5.50%, due 7/15/34	294,184	321,598
	5.50%, due 7/20/34	194,792	212,948
	5.50%, due 9/15/35	449,292	490,810
	5.50%, due 10/15/35	155,586	169,963
	5.50%, due 12/20/35	474,423	517,916
	5.50%, due 7/1/36 TBA (f)	2,000,000	2,173,438
	5.50%, due 1/15/37	211,777	230,685
	5.50%, due 6/15/38	451,329	491,343
	5.50%, due 11/15/38	200,788	218,589
	5.50%, due 1/15/39	451,574	491,610
	5.50%, due 12/15/39	168,889	183,897
	6.00%, due 3/20/29	49,423	54,491
	6.00%, due 1/15/32	101,635	112,917
	6.00%, due 12/15/32	40,102	44,554
	6.00%, due 3/20/33	250,105	276,468
	6.00%, due 2/15/34	208,472	230,310
	6.00%, due 1/20/35	134,395	148,114
	6.00%, due 6/15/35	153,207	168,681
	6.00%, due 9/15/35	296,895	326,882
	6.00%, due 5/15/36	379,263	416,503
	6.00%, due 9/15/36	213,406	234,361
	6.00%, due 10/15/36	603,260	662,494
	6.00%, due 5/15/37	312,722	342,842
	6.00%, due 6/15/37	164,334	180,316
	6.00%, due 8/15/37	200,114	219,387
	6.00%, due 11/15/37	128,225	140,574
	6.00%, due 12/15/37	250,042	274,124
	6.00%, due 1/15/38	207,511	227,433
	6.00%, due 5/15/38	280,314	307,225
	6.00%, due 9/15/38	221,167	242,399
	6.50%, due 3/20/31	30,815	34,861
	6.50%, due 1/15/32	37,929	42,444
	6.50%, due 6/15/35	2,885	3,201
	6.50%, due 12/15/35	33,993	37,700
	6.50%, due 1/15/36	337,815	373,388
	6.50%, due 9/15/36	126,588	139,918
	6.50%, due 9/15/37	133,202	146,999
	6.50%, due 10/15/37	181,725	200,549
	6.50%, due 11/15/38	509,219	561,886
	7.00%, due 11/15/11	2,520	2,573
	7.00%, due 2/15/26	635	729
	7.00%, due 6/15/29	594	683
	7.00%, due 12/15/29	5,275	6,057
	7.00%, due 5/15/31	2,607	2,998
	7.00%, due 8/15/31	19,835	22,814
	7.00%, due 8/20/31	40,477	46,196
	7.00%, due 8/15/32	63,634	73,185
	7.50%, due 9/15/11	5,701	5,815
	7.50%, due 3/15/26	4,986	5,728
	7.50%, due 10/15/26	10,490	12,051
	7.50%, due 11/15/26	1,379	1,585
	7.50%, due 1/15/30	15,532	17,922
	7.50%, due 10/15/30	7,675	8,856
	7.50%, due 3/15/32	33,396	39,797
	8.00%, due 6/15/26	285	334
	8.00%, due 9/15/26	1,667	1,951
	8.00%, due 10/15/26	480	561
	8.00%, due 11/15/26	2,035	2,363
	8.00%, due 5/15/27	297	347
	8.00%, due 7/15/27	985	1,154
	8.00%, due 9/15/27	579	678
	8.00%, due 11/15/30	33,987	39,959
	8.50%, due 7/15/26	1,135	1,337
	8.50%, due 11/15/26	6,248	7,360
			35,917,449
¤	United States Treasury Bonds 2.4%
	4.375%, due 5/15/40	12,300,000	13,158,663
	6.75%, due 8/15/26	1,000,000	1,395,156
			14,553,819
¤	United States Treasury Notes 28.6%
	1.00%, due 3/31/12	4,150,000	4,186,478
	1.00%, due 7/15/13	24,700,000	24,825,476
	1.125%, due 12/15/12	16,350,000	16,527,545
	1.75%, due 4/15/13	29,080,800	29,862,492
	1.75%, due 7/31/15	32,000,000	32,239,872
	2.375%, due 3/31/16	3,000,000	3,078,750
	2.75%, due 5/31/17	2,300,000	2,369,000
	3.125%, due 1/31/17	16,700,000	17,639,375
	3.125%, due 4/30/17	2,000,000	2,108,750
	3.25%, due 3/31/17	1,000,000	1,062,500
	3.375%, due 11/15/19	16,105,000	16,789,462
	3.50%, due 5/15/20	2,700,000	2,835,432
	3.625%, due 2/15/20	11,015,000	11,692,246
	4.625%, due 7/31/12	3,500,000	3,786,563
	4.875%, due 6/30/12	3,500,000	3,791,484
			172,795,425
	Total U.S. Government & Federal Agencies (Cost $410,544,627)		428,158,029

	Yankee Bonds 3.9% (g)

	Banks 1.0%
	Bank of Nova Scotia
	2.375%, due 12/17/13	250,000	257,367
	3.40%, due 1/22/15	175,000	184,138
	Barclays Bank PLC 5.125%, due 1/8/20	415,000	430,467
	Deutsche Bank A.G. 6.00%, due 9/1/17	325,000	368,745
	Eksportfinans A/S 5.50%, due 5/25/16	200,000	229,250
	European Investment Bank 2.75%, due 3/23/15	250,000	258,518
	HSBC Bank PLC 6.95%, due 3/15/11	200,000	206,563
	Inter-American Development Bank 6.80%, due 10/15/25	604,000	759,622
	Korea Development Bank 5.30%, due 1/17/13	125,000	132,894
	Kreditanstalt fuer Wiederaufbau
	4.50%, due 7/16/18	350,000	389,055
	Series G 4.875%, due 1/17/17	1,000,000	1,131,351
	Landwirtschaftliche Rentenbank 5.125%, due 2/1/17	375,000	427,451
	Oesterreichische Kontrollbank A.G. 4.75%, due 10/16/12	500,000	539,394
	Royal Bank of Canada 5.65%, due 7/20/11	150,000	157,555
	Royal Bank of Scotland Group PLC
	5.00%, due 11/12/13	100,000	98,293
	5.05%, due 1/8/15	100,000	98,260
	Santander Financial Issuances 6.375%, due 2/15/11	100,000	102,585
	UBS A.G.
	5.875%, due 7/15/16	125,000	135,252
	5.875%, due 12/20/17	200,000	219,219
	Westpac Banking Corp. 4.625%, due 6/1/18	50,000	50,056
			6,176,035
	Consumer 0.2%
	Diageo Capital PLC
	5.125%, due 1/30/12	100,000	105,852
	5.875%, due 9/30/36	150,000	167,489
	Diageo Finance B.V. 3.25%, due 1/15/15	100,000	104,023
	Molson Coors Capital Finance ULC 4.85%, due 9/22/10	250,000	251,536
	Novartis Capital Corp. 4.125%, due 2/10/14	100,000	108,970
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	450,000	508,507
			1,246,377
	Electric 0.1%
	Hydro Quebec Series JL 6.30%, due 5/11/11	250,000	260,799
	Scottish Power PLC 5.375%, due 3/15/15	100,000	106,617
			367,416
	Energy 0.8%
	Anadarko Finance Co. 6.75%, due 5/1/11	100,000	101,759
	Apache Finance Canada Corp. 4.375%, due 5/15/15	100,000	108,961
	Canadian Natural Resources, Ltd.
	5.45%, due 10/1/12	250,000	270,089
	5.85%, due 2/1/35	105,000	108,092
	6.50%, due 2/15/37	75,000	84,526
	Cenovus Energy, Inc. 6.75%, due 11/15/39	100,000	120,462
	EnCana Corp.
	4.75%, due 10/15/13	100,000	108,263
	6.30%, due 11/1/11	100,000	105,965
	6.50%, due 8/15/34	85,000	96,541
	6.50%, due 2/1/38	125,000	142,866
	Nexen, Inc. 5.20%, due 3/10/15	350,000	383,680
	Norsk Hydro ASA 7.75%, due 6/15/23	125,000	165,689
	Petro-Canada
	4.00%, due 7/15/13	100,000	105,622
	6.05%, due 5/15/18	225,000	258,694
	Petrobras International Finance Co. 5.875%, due 3/1/18	475,000	512,498
	Shell International Finance B.V.
	4.00%, due 3/21/14	400,000	429,079
	4.30%, due 9/22/19	125,000	131,387
	Suncor Energy, Inc.
	6.10%, due 6/1/18	100,000	115,825
	6.50%, due 6/15/38	100,000	112,506
	Talisman Energy, Inc.
	5.125%, due 5/15/15	50,000	55,055
	6.25%, due 2/1/38	55,000	59,602
	TransCanada Pipelines, Ltd.
	4.00%, due 6/15/13	300,000	321,599
	4.875%, due 1/15/15	380,000	420,847
	5.85%, due 3/15/36	100,000	103,692
	Transocean, Inc.
	6.00%, due 3/15/18	125,000	116,959
	7.375%, due 4/15/18	100,000	99,337
Weatherford International, Inc.
	4.95%, due 10/15/13	100,000	105,719
	6.35%, due 6/15/17	225,000	245,695
			4,991,009
	Finance-Other 0.2%
	BP Capital Markets PLC 5.25%, due 11/7/13	250,000	252,714
	ConocoPhilips Canada Funding Co. 5.625%, due 10/15/16	375,000	437,523
	Credit Suisse New York 5.50%, due 5/1/14	500,000	550,435
			1,240,672
	Foreign Governments 0.1%
	International Bank of Reconstruction & Development (zero coupon), due 3/11/31	504,000	192,633
	Svensk Exportkredit AB
	3.25%, due 9/16/14	250,000	263,046
	5.125%, due 3/1/17	200,000	227,140
			682,819
	Independent 0.1%
	Rio Tinto Finance USA, Ltd. 5.875%, due 7/15/13	600,000	666,851

	Insurance 0.0%‡
	AXA S.A. 8.60%, due 12/15/30	105,000	116,863

	Manufacturing 0.5%
	Alcan, Inc.
	5.00%, due 6/1/15	100,000	107,706
	5.75%, due 6/1/35	50,000	52,303
	6.45%, due 3/15/11	100,000	103,238
	ArcelorMittal 6.125%, due 6/1/18	300,000	325,510
	Barrick Australian Finance Pty, Ltd. 5.95%, due 10/15/39	150,000	162,174
	Barrick Gold Finance Co. 4.875%, due 11/15/14	50,000	54,619
	BHP Billiton Finance USA, Ltd.
	4.80%, due 4/15/13	100,000	109,144
	5.25%, due 12/15/15	300,000	343,726
	Celulosa Arauco y Constitucion S.A. 5.625%, due 4/20/15	50,000	53,817
	Inco, Ltd. 5.70%, due 10/15/15	100,000	108,134
	Ingersoll-Rand Co. 4.75%, due 5/15/15	150,000	159,540
	Koninklijke Philips Electronics N.V. 6.875%, due 3/11/38	275,000	338,481
	Lafarge S.A.
	6.50%, due 7/15/16	50,000	52,980
	7.125%, due 7/15/36	50,000	48,270
	Potash Corp. of Saskatchewan, Inc.
	4.875%, due 3/30/20	150,000	161,578
	7.75%, due 5/31/11	140,000	148,175
	Vale Overseas, Ltd. 6.25%, due 1/23/17	400,000	443,471
	Xstrata Canada Corp.
	5.50%, due 6/15/17	50,000	53,082
	8.375%, due 2/15/11	75,000	77,692
			2,903,640
	Service 0.1%
	AstraZeneca PLC 6.45%, due 9/15/37	200,000	247,376
	Covidien International Finance S.A. 6.00%, due 10/15/17	150,000	175,362
	Teva Pharmaceutical Finance LLC 3.00%, due 6/15/15	105,000	108,769
	Thomson Corp. (The) 5.70%, due 10/1/14	50,000	56,667
	Thomson Reuters Corp. 5.85%, due 4/15/40	105,000	112,317
			700,491
	Telecommunication 0.7%
	America Movil S.A. de C.V. 5.75%, due 1/15/15	675,000	763,833
	British Telecommunications PLC
	9.375%, due 12/15/10	150,000	154,434
	9.875%, due 12/15/30	100,000	129,927
	Deutsche Telekom International Finance B.V.
	5.25%, due 7/22/13	100,000	109,028
	5.75%, due 3/23/16	200,000	224,709
	6.00%, due 7/8/19	250,000	283,465
	9.25%, due 6/1/32	100,000	141,166
	France Telecom S.A.
	4.375%, due 7/8/14	125,000	137,167
	8.50%, due 3/1/31	250,000	348,016
	Koninklijke (Royal) KPN N.V. 8.00%, due 10/1/10	100,000	101,151
	Rogers Communications, Inc. 6.80%, due 8/15/18	225,000	271,562
	Telecom Italia Capital S.A.
	4.95%, due 9/30/14	150,000	156,877
	6.00%, due 9/30/34	100,000	93,168
	6.375%, due 11/15/33	175,000	169,983
	Telefonica Emisones S.A.U. 7.045%, due 6/20/36	100,000	117,515
	Telefonica Europe B.V. 8.25%, due 9/15/30	200,000	255,546
	TELUS Corp. 8.00%, due 6/1/11	70,000	74,082
	Vodafone Group PLC
	5.00%, due 12/16/13	294,000	321,015
	6.15%, due 2/27/37	250,000	267,904
	7.875%, due 2/15/30	100,000	124,372
			4,244,920
	Transportation 0.1%
	Canadian National Railway Co.
	6.20%, due 6/1/36	100,000	117,986
	6.375%, due 10/15/11	100,000	106,374
	6.375%, due 11/15/37	60,000	71,931
	Canadian Pacific Railway Co. 7.25%, due 5/15/19	125,000	151,649
			447,940
	Water 0.0%‡
	United Utilities PLC 5.375%, due 2/1/19	100,000	104,702

	Total Yankee Bonds (Cost $22,115,154)		23,889,735

	Total Long-Term Bonds (Cost $564,152,873)		597,476,156

	Short-Term Investments 3.0%

	Commercial Paper 0.5%
	Hewlett-Packard Co. 0.18%, due 8/19/10 (c)(h)	3,000,000	2,999,715

	Total Commercial Paper (Cost $2,999,715)		2,999,715

	Repurchase Agreement 0.3%
	State Street Bank and Trust Co. 0.01%, dated 7/30/10 due 8/2/10 Proceeds at Maturity $1,563,531 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $1,505,000 and a Market Value of $1,595,451)	1,563,529	1,563,529

	Total Repurchase Agreement (Cost $1,563,529)		1,563,529

	U.S. Government 2.2%
	United States Treasury Bill
	0.281%, due 8/12/10 (h)	13,600,000	13,599,365

	Total U.S. Government (Cost $13,599,365)		13,599,365

	Total Short-Term Investments (Cost $18,162,609)		18,162,609

	Total Investments (Cost $582,315,482) (i)	101.9%	615,638,765

	Other Assets, Less Liabilities	(1.9)	(11,656,305)
	Net Assets	100.0%	$603,982,460

¤	Among the Fund's 10 largest issuers held, as of July 31, 2010, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Subprime mortgage investment and other asset-backed securities. The total market value of the securities at July 31, 2010 is $1,312,861, which represents 0.2% of the Fund's net assets.
(b)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	Floating rate - Rate shown is the rate in effect at July 31, 2010.
(e)
Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at July 31, 2010.

(f)
TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at July 31, 2010 is $14,416,797, which represents 2.4% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(g)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(h)	Interest rate presented is yield to maturity.
(i)	At July 31, 2010, cost is $582,475,807 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$33,914,344
Gross unrealized depreciation	(751,386)
Net unrealized appreciation	$33,162,958

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$2,888,753	$—	$2,888,753
Corporate Bonds	—	112,887,120	—	112,887,120
Foreign Government Bonds	—	9,159,022	—	9,159,022
Mortgage-Backed Securities	—	20,493,497	—	20,493,497
U.S. Government & Federal Agencies	—	428,158,029	—	428,158,029
Yankee Bonds	—	23,889,735	—	23,889,735
Total Long-Term Bonds	—	597,476,156	—	597,476,156
Short-Term Investments
Commercial Paper	—	2,999,715	—	2,999,715
Repurchase Agreement	—	1,563,529	—	1,563,529
U.S. Government	—	13,599,365	—	13,599,365
Total Short-Term Investments	—	18,162,609	—	18,162,609
Total Investments in Securities	$—	$615,638,765	$—	$615,638,765

(a)	For a complete listing of imvestments and their industries, see the Portfolio of Investments.

At July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay Intermediate Term Bond Fund
Portfolio of Investments ††† July 31, 2010 unaudited
		Principal Amount	Value
	Long-Term Bonds 97.9%†
	Asset-Backed Securities 0.5%
	Credit Cards 0.1%
	Chase Issuance Trust Series 2006-C4, Class C4 0.631%, due 1/15/14 (a)	$750,000	$740,434

	Diversified Financial Services 0.2%
	Dominos Pizza Master Issuer LLC Series 2007-1, Class A2 5.261%, due 4/25/37 (b)	550,000	514,371
	Dunkin Securitization Series 2006-1, Class A2 5.779%, due 6/20/31 (b)	395,000	385,773
			900,144
	Home Equity 0.1%
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-3, Class A3 5.61%, due 11/25/36 (c)	158,148	158,416
	Series 2006-1, Class A3 5.706%, due 7/25/36 (c)	307,568	308,715
			467,131
	Utilities 0.1%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	675,000	798,058
	Total Asset-Backed Securities (Cost $2,835,335)		2,905,767

	Corporate Bonds 42.1%
	Advertising 0.1%
	Lamar Media Corp. 9.75%, due 4/1/14	345,000	384,675

	Agriculture 1.0%
	Altria Group, Inc. 9.25%, due 8/6/19	470,000	604,715
	Bunge, Ltd. Finance Corp. 5.10%, due 7/15/15	2,000,000	2,115,908
	Cargill, Inc.
	4.375%, due 6/1/13 (b)	890,000	952,184
	6.00%, due 11/27/17 (b)	1,525,000	1,760,077
	Lorillard Tobacco Co. 8.125%, due 6/23/19	720,000	818,279
			6,251,163
	Apparel 0.0%‡
	Unifi, Inc. 11.50%, due 5/15/14	9,000	9,270

	Auto Manufacturers 0.0%‡
	Harley-Davidson Funding Corp. 6.80%, due 6/15/18 (b)	250,000	266,283

	Auto Parts & Equipment 0.0%‡
	FleetPride Corp. 11.50%, due 10/1/14 (b)	25,000	23,375
	Goodyear Tire & Rubber Co. (The) 10.50%, due 5/15/16	173,000	193,760
			217,135
	Banks 5.4%
¤	AgriBank FCB 9.125%, due 7/15/19	5,795,000	6,920,250
	Bank of America Corp.
	5.75%, due 8/15/16	1,400,000	1,475,375
	6.50%, due 8/1/16	625,000	695,831
	Citigroup, Inc.
	5.50%, due 4/11/13	2,335,000	2,480,879
	6.375%, due 8/12/14	1,250,000	1,359,815
	8.50%, due 5/22/19	1,052,500	1,279,016
	Discover Bank/Greenwood DE
	7.00%, due 4/15/20	3,800,000	4,045,522
	8.70%, due 11/18/19	2,000,000	2,320,326
	Fifth Third Bancorp 5.45%, due 1/15/17	1,477,000	1,523,794
	JPMorgan Chase & Co.
	5.125%, due 9/15/14	2,140,000	2,324,085
	5.15%, due 10/1/15	1,000,000	1,078,587
	KeyBank N.A. 5.80%, due 7/1/14	3,765,000	4,094,633
	Morgan Stanley 5.625%, due 9/23/19	285,000	289,689
	Regions Bank 3.25%, due 12/9/11 (d)	1,635,000	1,695,129
	Wachovia Corp. 5.50%, due 5/1/13	400,000	439,146
			32,022,077
	Beverages 1.9%
	Anheuser-Busch InBev Worldwide, Inc.
	5.375%, due 11/15/14 (b)	2,500,000	2,773,863
	7.75%, due 1/15/19 (b)	2,000,000	2,490,782
	Coca-Cola Enterprises, Inc. 8.00%, due 9/15/22	2,844,000	3,868,244
	Constellation Brands, Inc. 8.375%, due 12/15/14	1,061,000	1,145,880
	Dr. Pepper Snapple Group, Inc. 6.82%, due 5/1/18	725,000	872,111
			11,150,880
	Building Materials 0.3%
	Texas Industries, Inc. 7.25%, due 7/15/13	1,184,000	1,204,720
	USG Corp. 6.30%, due 11/15/16	630,000	546,525
			1,751,245
	Chemicals 2.4%
	Chevron Phillips Chemical Co. LLC 8.25%, due 6/15/19 (b)	3,430,000	4,329,771
	Dow Chemical Co. (The)
	5.90%, due 2/15/15	2,005,000	2,222,683
	8.55%, due 5/15/19	1,015,000	1,267,606
	Incitec Pivot Finance LLC 6.00%, due 12/10/19 (b)	5,000,000	5,177,845
	Nalco Co. 8.25%, due 5/15/17	1,077,000	1,157,775
	Olin Corp. 8.875%, due 8/15/19	170,000	183,600
	Westlake Chemical Corp. 6.625%, due 1/15/16	180,000	178,200
			14,517,480
	Coal 0.1%
	Peabody Energy Corp.
	7.375%, due 11/1/16	441,000	480,690
	7.875%, due 11/1/26	15,000	15,769
			496,459
	Commercial Services 0.2%
	Great Lakes Dredge & Dock Corp. 7.75%, due 12/15/13	180,000	182,250
	Lender Processing Services, Inc. 8.125%, due 7/1/16	885,000	938,100
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares) 9.75%, due 8/1/49 (b)(e)(f)(g)	15,000	780
	Service Corp. International 7.625%, due 10/1/18	10,000	10,450
			1,131,580
	Computers 0.1%
	Hewlett-Packard Co. 6.125%, due 3/1/14	350,000	404,100
	SunGard Data Systems, Inc.
	4.875%, due 1/15/14	10,000	9,550
	9.125%, due 8/15/13	458,000	468,305
			881,955
	Diversified Financial Services 3.4%
	Bear Stearns Cos., Inc. (The)
	5.30%, due 10/30/15	225,000	245,678
	5.70%, due 11/15/14	1,200,000	1,349,569
	7.25%, due 2/1/18	275,000	327,649
	Countrywide Financial Corp. 6.25%, due 5/15/16	750,000	794,773
	General Electric Capital Corp. 3.50%, due 6/29/15	1,270,000	1,292,944
	HSBC Finance Corp.
	6.375%, due 10/15/11	1,505,000	1,584,727
	6.75%, due 5/15/11	535,000	556,722
	International Lease Finance Corp.
	5.625%, due 9/20/13	1,010,000	954,450
	5.75%, due 6/15/11	1,480,000	1,465,200
	Janus Capital Group, Inc. 6.95%, due 6/15/17	1,166,000	1,197,018
	Jefferies Group, Inc. 5.50%, due 3/15/16	800,000	832,844
	John Deere Capital Corp. 4.90%, due 9/9/13	930,000	1,022,152
	MBNA Corp. 7.50%, due 3/15/12	240,000	259,302
	Merrill Lynch & Co., Inc.
	5.00%, due 2/3/14	800,000	839,756
	6.15%, due 4/25/13	790,000	860,586
	Morgan Stanley
	4.75%, due 4/1/14	1,495,000	1,541,640
	6.00%, due 4/28/15	300,000	323,183
	Nationstar Mortgage/Nationstar Capital Corp. 10.875%, due 4/1/15 (b)	241,000	201,536
	Nissan Motor Acceptance Corp. 4.50%, due 1/30/15 (b)	3,240,000	3,383,500
	SLM Corp. 8.00%, due 3/25/20	241,000	213,887
	Textron Financial Corp. 5.40%, due 4/28/13	1,305,000	1,364,340
			20,611,456
	Electric 3.6%
	AES Corp. (The) 7.75%, due 10/15/15	1,790,000	1,879,500
	AES Eastern Energy, L.P. Series 1999-A 9.00%, due 1/2/17	39,355	40,732
	Allegheny Energy Supply Co. LLC 5.75%, due 10/15/19 (b)	1,605,000	1,638,506
	Ameren Energy Generating Co. 6.30%, due 4/1/20	1,585,000	1,618,501
	Calpine Construction Finance Co., L.P. and CCFC Finance Corp. 8.00%, due 6/1/16 (b)	1,111,000	1,160,995
	CMS Energy Corp. 6.25%, due 2/1/20	2,765,000	2,753,849
¤	N.V. Energy, Inc.
	7.803%, due 6/15/12	1,585,000	1,613,465
	8.625%, due 3/15/14	6,958,000	7,166,740
	NRG Energy, Inc.
	7.25%, due 2/1/14	5,000	5,125
	7.375%, due 2/1/16	94,000	95,880
	OGE Energy Corp. 5.00%, due 11/15/14	1,420,000	1,539,347
	Public Service Co. of New Mexico 7.95%, due 5/15/18	442,000	469,320
	Reliant Energy Mid-Atlantic Power Holdings LLC Series C 9.681%, due 7/2/26	1,000	1,042
	Toledo Edison Co. (The) 7.25%, due 5/1/20	780,000	954,027
	Virginia Electric and Power Co. 5.10%, due 11/30/12	660,000	719,496
			21,656,525
	Electrical Components & Equipment 0.2%
	Belden, Inc.
	7.00%, due 3/15/17	1,155,000	1,155,000
	9.25%, due 6/15/19 (b)	137,000	148,302
			1,303,302
	Entertainment 0.4%
	Peninsula Gaming LLC 8.375%, due 8/15/15	1,136,000	1,181,440
	Penn National Gaming, Inc. 6.75%, due 3/1/15	1,164,000	1,165,455
	Speedway Motorsports, Inc. 6.75%, due 6/1/13	30,000	30,225
	Vail Resorts, Inc. 6.75%, due 2/15/14	30,000	30,375
			2,407,495
	Environmental Controls 0.2%
	Clean Harbors, Inc. 7.625%, due 8/15/16	1,100,000	1,135,750
	Geo Sub Corp. 11.00%, due 5/15/12	20,000	18,150
			1,153,900
	Food 1.3%
	Kraft Foods, Inc.
	6.125%, due 2/1/18	5,020,000	5,797,538
	7.00%, due 8/11/37	1,260,000	1,520,226
	Tyson Foods, Inc. 10.50%, due 3/1/14	225,000	268,875
			7,586,639
	Forest Products & Paper 0.2%
	Georgia-Pacific Corp.
	7.00%, due 1/15/15 (b)	1,110,000	1,153,013
	8.875%, due 5/15/31	50,000	56,000
	Weyerhaeuser Co. 7.375%, due 10/1/19	131,000	142,348
			1,351,361
	Health Care - Products 0.0%‡
	Hanger Orthopedic Group, Inc. 10.25%, due 6/1/14	15,000	15,825

	Health Care - Services 2.3%
	CIGNA Corp. 8.50%, due 5/1/19	875,000	1,111,358
¤	Coventry Health Care, Inc.
	5.95%, due 3/15/17	1,635,000	1,603,098
	6.125%, due 1/15/15	4,668,000	4,776,008
	HCA, Inc.
	5.75%, due 3/15/14	11,000	10,670
	6.375%, due 1/15/15	165,000	161,288
	8.50%, due 4/15/19	888,000	981,240
	8.75%, due 9/1/10	5,000	5,015
	Roche Holdings, Inc. 6.00%, due 3/1/19 (b)	1,775,000	2,094,017
	WellPoint, Inc.
	5.00%, due 12/15/14	1,895,000	2,071,593
	5.25%, due 1/15/16	925,000	1,021,022
			13,835,309
	Holding Company - Diversified 0.0%‡
	Kansas City Southern Railway 8.00%, due 6/1/15	175,000	186,594

	Household Products & Wares 0.1%
	Spectrum Brands, Inc. 9.50%, due 6/15/18 (b)	451,000	475,805

	Insurance 1.6%
	Crum & Forster Holdings Corp. 7.75%, due 5/1/17	1,015,000	1,023,881
	MetLife, Inc. 6.125%, due 12/1/11	460,000	486,092
	St. Paul Travelers Cos., Inc. (The) 6.25%, due 6/20/16	1,200,000	1,395,057
	Teachers Insurance & Annuity Association of America 6.85%, due 12/16/39 (b)	4,500,000	5,283,756
	Travelers Cos., Inc. (The) 6.25%, due 3/15/67 (a)	475,000	450,176
	Unum Group 7.125%, due 9/30/16	750,000	825,275
	Willis North America, Inc. 6.20%, due 3/28/17	88,000	92,358
			9,556,595
	Leisure Time 0.1%
	Brunswick Corp./DE 11.25%, due 11/1/16 (b)	430,000	494,500

	Lodging 0.2%
	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 3.037%, due 3/15/14 (a)(b)	10,000	8,725
	Sheraton Holding Corp. 7.375%, due 11/15/15	177,000	191,160
	Starwood Hotels & Resorts Worldwide, Inc. 6.75%, due 5/15/18	856,000	875,260
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625%, due 12/1/14	116,000	120,350
			1,195,495
	Media 2.1%
	Charter Communications Operating LLC 8.00%, due 4/30/12 (b)	1,141,000	1,203,755
	Comcast Cable Holdings, LLC 9.80%, due 2/1/12	1,205,000	1,349,800
	CSC Holdings, Inc.
	6.75%, due 4/15/12	180,000	187,650
	8.50%, due 6/15/15	1,067,000	1,148,359
	Morris Publishing Group LLC 10.00%, due 9/1/14 (e)	4,912	4,679
	NBC Universal, Inc. 5.15%, due 4/30/20 (b)	2,900,000	3,082,392
	Rainbow National Services LLC 8.75%, due 9/1/12 (b)	15,000	15,037
	Time Warner Cable, Inc. 8.25%, due 2/14/14	2,535,000	3,022,633
	Time Warner, Inc. 7.70%, due 5/1/32	1,980,000	2,419,576
	Ziff Davis Media, Inc. (Escrow Shares) 8.788%, due 7/15/11 (a)(e)(f)(g)(h)	6,566	171
			12,434,052
	Mining 0.2%
	Alcoa, Inc. 5.90%, due 2/1/27	560,000	518,310
	Freeport-McMoRan Copper & Gold, Inc. 8.25%, due 4/1/15	10,000	10,850
	Vulcan Materials Co. 6.30%, due 6/15/13	500,000	548,797
			1,077,957
	Miscellaneous - Manufacturing 0.3%
	Colt Defense LLC/Colt Finance Corp. 8.75%, due 11/15/17 (b)	1,118,000	897,195
	SPX Corp. 7.625%, due 12/15/14	1,100,000	1,152,250
			2,049,445
	Office & Business Equipment 0.7%
	Xerox Corp. 4.25%, due 2/15/15	4,055,000	4,277,522

	Office Furnishings 0.0%‡
	Interface, Inc. 11.375%, due 11/1/13	135,000	152,550

	Oil & Gas 3.2%
	Anadarko Petroleum Corp. 7.95%, due 6/15/39	500,000	496,009
	Chesapeake Energy Corp.
	6.50%, due 8/15/17	192,000	195,360
	6.625%, due 1/15/16	780,000	797,550
	Concho Resources, Inc./Midland TX 8.625%, due 10/1/17	131,000	136,568
	EQT Corp. 8.125%, due 6/1/19	2,945,000	3,558,131
	Forest Oil Corp. 8.00%, due 12/15/11	10,000	10,550
	Frontier Oil Corp. 8.50%, due 9/15/16	601,000	613,020
	KazMunaiGaz Finance Sub B.V. 11.75%, due 1/23/15 (b)	165,000	208,106
	Marathon Oil Corp. 6.50%, due 2/15/14	860,000	975,300
	Newfield Exploration Co.
	6.625%, due 9/1/14	100,000	102,500
	6.625%, due 4/15/16	865,000	900,681
	Pemex Project Funding Master Trust 6.625%, due 6/15/35	25,000	26,313
	Plains Exploration & Production Co. 7.75%, due 6/15/15	808,000	820,120
	Pride International, Inc.
	7.375%, due 7/15/14	3,855,000	3,932,100
	8.50%, due 6/15/19	340,000	379,950
	Questar Market Resources, Inc.
	6.05%, due 9/1/16	2,000,000	2,045,864
	6.80%, due 3/1/20	1,306,000	1,324,230
	Range Resources Corp. 7.50%, due 5/15/16	180,000	187,425
	Tesoro Corp. 6.50%, due 6/1/17	1,170,000	1,129,050
	Whiting Petroleum Corp.
	7.00%, due 2/1/14	855,000	890,269
	7.25%, due 5/1/12	270,000	271,013
	7.25%, due 5/1/13	5,000	5,088
			19,005,197
	Oil & Gas Services 0.3%
	Halliburton Co. 6.15%, due 9/15/19	1,350,000	1,546,468
	SEACOR Holdings, Inc. 7.375%, due 10/1/19	340,000	364,487
			1,910,955
	Packaging & Containers 0.1%
	Crown Americas LLC/Crown Americas Capital Corp. 7.75%, due 11/15/15	436,000	457,800

	Pharmaceuticals 0.0%‡
	Medco Health Solutions, Inc. 7.25%, due 8/15/13	155,000	179,305
	NBTY, Inc. 7.125%, due 10/1/15	10,000	10,350
			189,655
	Pipelines 3.9%
	Boardwalk Pipelines, L.P. 5.875%, due 11/15/16	2,445,000	2,728,532
	Copano Energy LLC 8.125%, due 3/1/16	1,119,000	1,146,975
	El Paso Pipeline Partners Operating Co. LLC 6.50%, due 4/1/20	4,185,000	4,428,399
	Energy Transfer Partners, L.P. 8.50%, due 4/15/14	295,000	347,713
	Gulfstream Natural Gas System LLC 6.95%, due 6/1/16 (b)	1,420,000	1,680,400
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
	Series B 6.875%, due 11/1/14	624,000	625,560
	6.875%, due 11/1/14	144,000	144,720
	NGPL Pipeco LLC
	7.119%, due 12/15/17 (b)	2,780,000	2,927,751
	7.768%, due 12/15/37 (b)	820,000	857,361
	ONEOK Partners, L.P. 8.625%, due 3/1/19	200,000	256,386
	ONEOK, Inc. 6.00%, due 6/15/35	1,425,000	1,419,950
	Panhandle Eastern Pipeline Co., L.P.
	6.20%, due 11/1/17	3,485,000	3,823,254
	8.125%, due 6/1/19	600,000	720,198
	Plains All American Pipeline, L.P. / PAA Finance Corp. 5.75%, due 1/15/20	1,117,000	1,202,963
	Williams Cos., Inc. (The) 7.875%, due 9/1/21	741,000	898,772
			23,208,934
	Real Estate Investment Trusts 1.4%
	Equity One, Inc. 6.25%, due 12/15/14	850,000	904,041
	Health Care Property Investors, Inc. 6.00%, due 1/30/17	3,450,000	3,579,820
	Host Hotels & Resorts, L.P. 6.875%, due 11/1/14	10,000	10,175
	Host Marriott, L.P.
	6.375%, due 3/15/15	165,000	166,237
	Series Q 6.75%, due 6/1/16	1,062,000	1,077,930
	ProLogis 7.375%, due 10/30/19	2,620,000	2,572,002
			8,310,205
	Retail 1.3%
	Best Buy Co., Inc. 6.75%, due 7/15/13	1,620,000	1,809,904
	CVS Caremark Corp.
	5.75%, due 6/1/17	575,000	646,960
	5.789%, due 1/10/26 (b)(f)	93,988	95,892
	6.302%, due 6/1/62 (a)	560,000	515,200
	Home Depot, Inc. 5.40%, due 3/1/16	410,000	459,952
	J.C. Penney Corp., Inc. 7.125%, due 11/15/23	439,000	457,658
	Limited Brands, Inc. 8.50%, due 6/15/19	127,000	141,288
	Nordstrom, Inc. 7.00%, due 1/15/38	2,005,000	2,333,369
	Penske Auto Group, Inc. 7.75%, due 12/15/16	686,000	660,275
	TJX Cos., Inc. 6.95%, due 4/15/19	330,000	410,226
			7,530,724
	Savings & Loans 0.2%
	Amsouth Bank/Birmingham AL 5.20%, due 4/1/15	1,435,000	1,383,659

	Telecommunications 3.1%
	Alltel Corp. 6.50%, due 11/1/13	2,635,000	2,998,612
	AT&T, Inc. 6.70%, due 11/15/13	2,580,000	2,996,559
	Cellco Partnership/Verizon Wireless Capital LLC 8.50%, due 11/15/18	1,500,000	1,983,264
	Corning, Inc. 8.875%, due 8/15/21	1,900,000	2,454,403
	Crown Castle International Corp. 7.125%, due 11/1/19	243,000	252,112
	Frontier Communications Corp. 8.75%, due 4/15/22 (b)	3,720,000	3,989,700
	GCI, Inc. 8.625%, due 11/15/19	1,112,000	1,150,920
	iPCS, Inc. 2.591%, due 5/1/13 (a)	5,000	4,737
	SBA Telecommunications, Inc.
	8.00%, due 8/15/16	86,000	92,450
	8.25%, due 8/15/19	1,070,000	1,171,650
	Sprint Nextel Corp. 8.375%, due 8/15/17	139,000	145,255
	tw telecom holdings, Inc. 8.00%, due 3/1/18 (b)	960,000	999,600
			18,239,262
	Textiles 0.1%
	INVISTA 9.25%, due 5/1/12 (b)	533,000	538,996

	Transportation 0.1%
	Burlington Northern Santa Fe 5.65%, due 5/1/17	455,000	511,994
	Total Corporate Bonds (Cost $237,398,860)		252,189,910

	Foreign Government Bond 0.0%‡
	Venezuela 0.0%‡
	Republic of Venezuela 6.00%, due 12/9/20	169,000	100,977
	Total Foreign Government Bond (Cost $126,540)		100,977

	Mortgage-Backed Securities 8.0%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 8.0%
	Banc of America Commercial Mortgage, Inc.
	Series 2005-5, Class A2 5.001%, due 10/10/45	158,644	158,842
	Series 2007-2, Class A4 5.689%, due 4/10/49 (i)	2,560,000	2,584,803
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.559%, due 12/25/36 (a)(b)(e)	194,837	144,035
	Bear Stearns Commercial Mortgage Securities
	Series 2005-PW10, Class A4 5.405%, due 12/11/40 (a)	2,550,000	2,757,225
	Series 2007-PW16, Class A4 5.717%, due 6/11/40 (i)	2,270,000	2,372,737
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.091%, due 12/10/49 (i)	1,300,000	1,359,797
	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48	3,390,000	3,582,401
	Commercial Mortgage Loan Trust 6.016%, due 12/10/49 (i)	990,000	1,010,824
	Country Wide Alternative Loan Trust Series 2005-76, Class 2A1 1.402%, due 2/25/36 (a)	2,885,756	1,670,905
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (b)	470,000	498,592
¤	Greenwich Capital Commercial Funding Corp.
	Series 2005-GG5, Class A5 5.224%, due 4/10/37 (a)	2,960,000	3,121,245
	Series 2004-GG1, Class A7 5.317%, due 6/10/36 (a)	3,275,000	3,547,199
	GS Mortgage Securities Corp. Series 2004-GG2, Class A6 5.396%, due 8/10/38 (i)	3,060,000	3,271,196
	GS Mortgage Securities Corp. II
	Series 2006-GG6, Class A4 5.553%, due 4/10/38 (a)	2,919,880	3,095,491
	Series 2007-GG10, Class A4 5.808%, due 8/10/45 (i)	3,095,000	3,122,411
	Harborview Mortgage Loan Trust Series 2005-11, Class 2A1A 0.651%, due 8/19/45 (a)	73,748	45,861
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2007-LDPX, Class A3 5.42%, due 1/15/49	2,565,000	2,569,125
	Series 2007-CB18, Class A4 5.44%, due 6/12/47	2,260,000	2,318,874
	JP Morgan Mortgage Trust
	Series 2007-S3, Class 1A96 6.00%, due 8/25/37	825,856	675,477
	Series 2007-S3, Class 1A97 6.00%, due 8/25/37	1,816,884	1,486,049
	LB-UBS Commercial Mortgage Trust
	Series 2004-C2, Class A2 3.246%, due 3/15/29	69,952	70,031
	Series 2007-C6, Class A4 5.858%, due 7/15/40 (a)	1,680,000	1,679,589
	Morgan Stanley Capital I Series 2007-IQ15, Class A4 5.88%, due 6/11/49 (i)	2,585,000	2,681,770
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.91%, due 2/25/42 (a)(b)(e)(f)	447,871	438,511
	Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (b)	160,000	176,060
	Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class A4 5.902%, due 2/15/51 (i)	990,000	996,113
	WaMu Mortgage Pass-Through Certificate Series 2006-AR7, Class 2A 1.382%, due 7/25/46 (a)	4,146,629	2,555,315
	Total Mortgage-Backed Securities (Cost $47,754,268)		47,990,478

	Municipal Bond 0.1%
	West Virginia 0.1%
	Tobacco Settlement Finance Authority of West Virginia 7.467%, due 6/1/47	425,000	316,744
	Total Municipal Bond (Cost $425,000)		316,744

	U.S. Government & Federal Agencies 38.2%
	Fannie Mae (Collateralized Mortgage Obligations) 0.0%‡
	Series 2006-B1, Class AB 6.00%, due 6/25/16	134,708	139,581
	Series 1991-66, Class J 8.125%, due 6/25/21	1,000	1,119
			140,700
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.3%
	3.00%, due 8/1/10	86,904	86,785
	5.00%, due 8/1/33	1,406,019	1,504,789
	5.033%, due 6/1/35 (a)	633,429	673,662
	5.50%, due 1/1/21	463,348	502,503
	5.50%, due 2/1/33	634,029	686,220
	5.50%, due 7/1/34	1,261,629	1,364,891
	5.50%, due 4/1/37	104,277	112,405
	5.50%, due 5/1/37	83,147	89,627
	5.50%, due 7/1/37	418,610	451,214
	5.50%, due 1/1/38	496,247	534,897
	6.00%, due 2/1/11	525	532
	6.00%, due 2/1/27	309,241	337,260
	6.00%, due 3/1/36	637,026	695,261
	6.50%, due 4/1/37	560,865	615,555
			7,655,601
	Federal National Mortgage Association 0.5%
	4.625%, due 5/1/13	2,605,000	2,818,792

¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 16.6%
	4.50%, due 4/1/18	299,299	320,574
	4.50%, due 7/1/18	1,067,399	1,143,273
	4.50%, due 11/1/18	1,397,440	1,496,774
	4.50%, due 12/1/20 TBA (j)	16,270,000	17,197,894
	4.50%, due 6/1/23	2,834,902	3,010,281
	5.00%, due 9/1/17	464,518	499,627
	5.00%, due 9/1/20	375,172	403,176
	5.00%, due 10/1/20	464,867	499,566
	5.00%, due 12/1/20	948,543	1,019,346
	5.00%, due 10/1/33	1,036,110	1,109,218
	5.00%, due 6/1/35	5,512,796	5,896,612
	5.00%, due 7/1/35	1,075,660	1,149,374
	5.00%, due 1/1/36	1,552,299	1,658,676
	5.00%, due 2/1/36	11,844,824	12,656,539
	5.00%, due 3/1/36 TBA (j)	580,000	616,069
	5.00%, due 5/1/36	4,391,875	4,692,847
	5.00%, due 9/1/36	1,102,990	1,178,577
	5.50%, due 2/1/17	347,547	376,807
	5.50%, due 6/1/21	1,270,237	1,375,792
	5.50%, due 6/1/33	7,113,663	7,701,460
	5.50%, due 11/1/33	939,484	1,017,113
	5.50%, due 12/1/33	680,352	736,569
	5.50%, due 4/1/34	2,910,478	3,142,567
	5.50%, due 5/1/34	2,460,364	2,663,662
	5.50%, due 6/1/34	773,060	835,971
	5.50%, due 3/1/35	1,258,780	1,361,218
	5.50%, due 4/1/36	3,103,351	3,352,990
	5.50%, due 12/1/36	1,101,111	1,188,310
	5.50%, due 1/1/37	1,371,911	1,483,928
	5.50%, due 4/1/37	4,413,575	4,760,777
	5.50%, due 7/1/37	1,524,288	1,653,116
	5.50%, due 8/1/37	928,211	1,002,877
	5.50%, due 9/1/37	36,815	39,711
	6.00%, due 8/1/17	51,037	55,581
	6.00%, due 1/1/33	312,584	345,311
	6.00%, due 3/1/33	342,387	377,592
	6.00%, due 8/1/34	14,663	16,106
	6.00%, due 9/1/35	926,350	1,026,122
	6.00%, due 10/1/35 TBA (j)	1,400,000	1,516,813
	6.00%, due 6/1/36	756,273	823,636
	6.00%, due 12/1/36	776,201	845,340
	6.00%, due 4/1/37	449,537	484,802
	6.00%, due 9/1/37	218,039	237,188
	6.00%, due 10/1/37	2,418,082	2,608,499
	6.00%, due 11/1/37	121,101	131,736
	6.00%, due 1/1/38	23,315	25,348
	6.00%, due 11/1/38	1,011,677	1,099,893
	6.50%, due 6/1/31	73,581	82,216
	6.50%, due 8/1/31	63,234	70,654
	6.50%, due 10/1/31	46,890	52,393
	6.50%, due 6/1/32	65,159	72,806
	6.50%, due 6/1/36	36,570	40,199
	6.50%, due 7/1/36	126,440	138,986
	6.50%, due 8/1/36	29,422	32,342
	6.50%, due 11/1/36	591,723	650,439
	6.50%, due 2/1/37	154,622	169,724
	6.50%, due 7/1/37	62,335	68,423
	6.50%, due 8/1/37	224,240	246,141
	6.50%, due 9/1/37	737,753	809,808
	6.50%, due 3/1/38	208,421	228,777
			99,498,166
¤	Freddie Mac (Collateralized Mortgage Obligations) 1.3%
	Series 2632, Class NH 3.50%, due 6/15/13	211,093	213,174
	Series 3104, Class QC 5.00%, due 9/15/31	2,400,000	2,533,859
	Series 2690, Class PG 5.00%, due 4/15/32	1,250,000	1,361,500
	Series 2734, Class PG 5.00%, due 7/15/32	1,804,000	1,962,556
	Series 3113, Class QD 5.00%, due 6/15/34	1,565,000	1,697,460
			7,768,549
	Freddie Mac Reference REMIC (Collateralized Mortgage Obligation) 0.1%
	Series R001, Class AE 4.375%, due 4/15/15	698,055	713,865

¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 9.0%
	5.00%, due 6/1/38 TBA (j)	17,040,000	18,331,308
	5.50%, due 7/1/36 TBA (j)	19,660,000	21,303,458
	6.00%, due 2/15/29	49,760	54,901
	6.00%, due 4/15/29	210,721	234,111
	6.00%, due 8/15/32	453,999	504,393
	6.00%, due 4/1/36 TBA (j)	6,020,000	6,567,447
	6.50%, due 7/15/28	51,760	58,407
	6.50%, due 5/15/29	25,610	28,872
	6.50%, due 8/1/33 TBA (j)	6,030,000	6,629,231
	12.50%, due 1/15/14	854	870
			53,712,998
¤	United States Treasury Bonds 4.1%
	4.375%, due 5/15/40	17,810,000	19,037,287
	6.25%, due 5/15/30	2,690,000	3,638,225
	6.875%, due 8/15/25	1,305,000	1,820,475
			24,495,987
¤	United States Treasury Notes 5.0%
	0.875%, due 1/31/12	12,180,000	12,259,450
	1.875%, due 6/30/15	6,265,000	6,357,509
	3.50%, due 5/15/20	10,860,000	11,404,738
			30,021,697
	United States Treasury Strip Principal 0.3%
	(zero coupon), due 8/15/23	820,000	508,389
	(zero coupon), due 8/15/28	2,210,000	1,081,654
			1,590,043
	Total U.S. Government & Federal Agencies (Cost $221,043,814)		228,416,398

Yankee Bonds 9.0% (k)
Auto Manufacturers 0.2%
Volvo Treasury AB 5.95%, due 4/1/15 (b)	1,130,000	1,209,008

Banks 1.1%
Lloyds TSB Bank PLC 4.375%, due 1/12/15 (b)	5,000,000	5,065,900
Royal Bank of Scotland PLC (The) 4.875%, due 8/25/14 (b)	1,405,000	1,450,758
UBS A.G. 3.875%, due 1/15/15	215,000	220,747
		6,737,405
Biotechnology 0.1%
FMC Finance III S.A. 6.875%, due 7/15/17	455,000	472,063

Building Materials 0.1%
Asia Aluminum Holdings, Ltd. 8.00%, due 12/23/11 (b)(e)(l)	420,000	63,525
Holcim Capital Corp, Ltd. 6.875%, due 9/29/39 (b)	500,000	557,838
		621,363
Diversified Financial Services 0.8%
Irish Life & Permanent Group Holdings PLC 3.60%, due 1/14/13 (b)	5,000,000	5,008,650

Electric 1.2%
Enel Finance International S.A.
5.125%, due 10/7/19 (b)	2,295,000	2,395,211
6.00%, due 10/7/39 (b)	1,810,000	1,866,436
SP PowerAssets, Ltd. 5.00%, due 10/22/13 (b)	305,000	331,232
Taqa Abu Dhabi National Energy Co. 6.25%, due 9/16/19 (b)	185,000	193,925
TransAlta Corp. 6.65%, due 5/15/18	2,255,000	2,550,035
		7,336,839
Forest Products & Paper 0.1%
Smurfit Capital Funding PLC 7.50%, due 11/20/25	528,000	485,760

Holding Company - Diversified 0.2%
EnCana Holdings Finance Corp. 5.80%, due 5/1/14	860,000	972,669

Insurance 0.2%
Fairfax Financial Holdings, Ltd.
7.75%, due 7/15/37	677,000	632,149
8.25%, due 10/1/15	438,000	464,827
8.30%, due 4/15/26	15,000	14,888
Nippon Life Insurance Co. 4.875%, due 8/9/10 (b)	250,000	250,000
		1,361,864
Media 0.2%
Videotron Ltee
6.375%, due 12/15/15	15,000	15,225
6.875%, due 1/15/14	796,000	809,930
9.125%, due 4/15/18	252,000	282,240
		1,107,395
Mining 0.7%
Anglo American Capital PLC 9.375%, due 4/8/19 (b)	2,380,000	3,149,704
Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19	820,000	1,097,772
		4,247,476
Miscellaneous - Manufacturing 0.4%
Siemens Financieringsmaatschappij N.V. 6.125%, due 8/17/26 (b)	265,000	298,331
Tyco Electronics Group S.A. 6.00%, due 10/1/12	1,815,000	1,969,005
		2,267,336
Oil & Gas 1.0%
CITIC Resources Finance, Ltd. 6.75%, due 5/15/14 (b)	200,000	200,500
Gaz Capital S.A. 8.125%, due 7/31/14 (b)	3,085,000	3,470,625
Gazprom International S.A. 7.201%, due 2/1/20 (b)	268,136	284,707
Petroleum Co. of Trinidad & Tobago, Ltd. 9.75%, due 8/14/19 (b)	1,600,000	1,876,000
TNK-BP Finance S.A. 7.50%, due 7/18/16 (b)	285,000	306,375
		6,138,207
Pipelines 0.3%
Aquila Canada Finance Corp. 7.75%, due 6/15/11	1,595,000	1,663,719

Telecommunications 2.4%
Inmarsat Finance PLC 7.375%, due 12/1/17 (b)	1,111,000	1,138,775
Intelsat Subsidiary Holding Co., Ltd. 8.50%, due 1/15/13	1,105,000	1,121,575
Millicom International Cellular S.A. 10.00%, due 12/1/13	10,000	10,300
Qtel International Finance, Ltd. 6.50%, due 6/10/14 (b)	1,500,000	1,669,432
Rogers Communications, Inc. 9.625%, due 5/1/11	50,000	53,181
Telecom Italia Capital S.A.
6.175%, due 6/18/14	3,145,000	3,417,696
6.999%, due 6/4/18	775,000	870,216
7.175%, due 6/18/19	545,000	616,253
Virgin Media Finance PLC 8.375%, due 10/15/19	180,000	195,300
Virgin Media Secured Finance PLC 6.50%, due 1/15/18 (b)	960,000	993,600
Vodafone Group PLC 5.625%, due 2/27/17	3,578,000	3,956,939
		14,043,267
Total Yankee Bonds (Cost $51,178,653)		53,673,021
Total Long-Term Bonds (Cost $560,762,470)		585,593,295
	Shares	Value
Common Stock 0.0%‡
Commercial Services 0.0%‡
Quad/Graphics, Inc. (g)	22	936
Total Common Stock (Cost $1,078)		936
	Number of Warrants	Value
Warrants 0.0%‡
Media 0.0%‡
ION Media Networks, Inc. Expires 12/12/39 (e)(f)(g)	1,194	12
Total Warrants (Cost $4)		12
	Principal Amount	Value
Short-Term Investment 13.5%
Repurchase Agreement 13.5%
State Street Bank and Trust Co. 0.01%, dated 7/30/10 due 8/2/10 Proceeds at Maturity $80,721,946 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $77,670,000 and a Market Value of $82,337,967)	$80,721,879	80,721,879
Total Short-Term Investment (Cost $80,721,879)		80,721,879

Total Investments (Cost $641,485,431) (m)	111.4%	666,316,122

Other Assets, Less Liabilities	(11.4)	(68,176,733)
Net Assets	100.0%	$598,139,389

¤	Among the Fund's 10 largest issuers held, as of July 31, 2010, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect at July 31, 2010.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Subprime mortgage investment and other asset-backed securities. The total market value of the securities at July 31, 2010 is $467,131, which represents 0.1% of the Fund's net assets.
(d)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(e)	Illiquid security. The total market value of these securities at July 31, 2010 is $651,713, which represents 0.1% of the Fund's net assets.
(f)	Fair valued security. The total market value of these securities at July 31, 2010 is $535,366, which represents 0.1% of the Fund's net assets.
(g)	Non-income producing security.
(h)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(i)
Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at July 31, 2010.

(j)
TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at July 31, 2010 is $72,162,220, which represents 12.1% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(k)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(l)	Issue in default.
(m)	At July 31, 2010, cost is $641,537,414 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$29,936,485
Gross unrealized depreciation	(5,157,777)
Net unrealized appreciation	$24,778,708

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$2,905,767	$—	$2,905,767
Corporate Bonds (b)	—	252,093,067	96,843	252,189,910
Foreign Government Bond	—	100,977	—	100,977
Mortgage-Backed Securities (c)	—	47,551,967	438,511	47,990,478
Municipal Bond	—	316,744	—	316,744
U.S. Government & Federal Agencies	—	228,416,398	—	228,416,398
Yankee Bonds	—	53,673,021	—	53,673,021
Total Long-Term Bonds	—	585,057,941	535,354	585,593,295
Common Stock	936	—	—	936
Warrants (d)	—	—	12	12
Short-Term Investment
Repurchase Agreements	—	80,721,879	—	80,721,879
Total Investments in Securities	$936	$665,779,820	$535,366	$666,316,122

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The level 3 securities valued at $780, $171, and $95,892 are held in, Commercial Services, Media, and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(c)	The level 3 security valued at $438,511 is held in Commercial Mortgage Loans (Collateralized Mortgage Obligations) within the Mortgaged-Backed Securities section of the Portfolio of Investments.
(d)	The level 3 security valued at $12 is held in Media within the Warrants section of the Portfolio of Investments.

At July 31, 2010, the Fund did not have transfers between Level 1and Level 2.

The Fund recognizes transfers between the levels as of the beginning of the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2010
Long-Term Bonds
Asset-Backed Securities
Credit Cards	$230,921	$(30)	$(121)	$3,522	$-	$(234,292)	$-	$-	$-	$-
Corporate Bonds
Commericial Services	780	-	-	-	-	-	-	-	780	-
Media	2,001		(4,291)	6,984	-	(4,523)	-	-	171	6,984
Retail	93,628	(100)	(75)	5,288	-	(2,849)	-	-	95,892	5,269
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)	431,595	-	-	20,644	-	(13,728)	-	-	438,511	19,752
Warrants
Media	-	-	-	8	4	-	-	-	12	8
Total	$758,925	$(130)	$(4,487)	$36,446	$4	$(255,392)	$-	$-	$535,366	$32,013

MainStay Moderate Allocation Fund
Portfolio of Investments July 31, 2010 unaudited
	Shares	Value
Affiliated Investment Companies 100.1%†

Equity Funds 60.1%
MainStay 130/30 Core Fund Class I (a)	4,948,574	$33,452,360
MainStay 130/30 Growth Fund Class I (a)(b)	405,491	2,968,192
MainStay 130/30 International Fund Class I (a)	1,994,345	12,165,503
MainStay Common Stock Fund Class I (a)	1,962,727	19,921,675
MainStay Epoch Global Choice Fund Class I (a)	272,786	3,663,512
MainStay Epoch U.S. All Cap Fund Class I (a)	1,449,142	29,316,148
MainStay Growth Equity Fund Class I (a)	94,739	900,022
MainStay ICAP Equity Fund Class I	619,632	19,530,814
MainStay ICAP International Fund Class I	465,973	12,213,147
MainStay ICAP Select Equity Fund Class I	636,474	19,527,028
MainStay International Equity Fund Class I	1,047,731	12,164,159
MainStay Large Cap Growth Fund Class I (b)	3,504,641	21,238,126
MainStay MAP Fund Class I	945,413	26,509,368
MainStay S&P 500 Index Fund Class I	3,763	96,336
MainStay U.S. Small Cap Fund Class I (a)(b)	942,154	13,538,757
Total Equity Funds (Cost $229,250,572)		227,205,147
Fixed Income Funds 40.0%
MainStay Convertible Fund Class I	264,957	3,727,944
MainStay Floating Rate Fund Class I (a)	2,604,697	24,067,404
MainStay High Yield Corporate Bond Fund Class I	1,619,246	9,343,050
MainStay High Yield Opportunities Fund Class I (a)	1,124,329	12,974,758
MainStay Indexed Bond Fund Class I (a)	6,072,942	70,931,962
MainStay Intermediate Term Bond Fund Class I (a)	2,836,024	30,430,542
Total Fixed Income Funds (Cost $143,003,490)		151,475,660

Total Investments (Cost $372,254,062) (c)	100.1%	378,680,807

Other Assets, Less Liabilities	(0.1)	(332,825)
Net Assets	100.0%	$378,347,982

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	At July 31, 2010, cost is $384,600,993 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$12,113,252
Gross unrealized depreciation	(18,033,438)
Net unrealized depreciation	$(5,920,186)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$227,205,147	$—	$—	$227,205,147
Fixed Income Funds	151,475,660	—	—	151,475,660
Total Investments in Securities	$378,680,807	$—	$—	$378,680,807

At July 31, 2010, the Fund did not have any transfers between Level 1 and level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay Moderate Growth Allocation Fund
Portfolio of Investments July 31, 2010 unaudited
	Shares	Value
Affiliated Investment Companies 100.1%†

Equity Funds 79.9%
MainStay 130/30 Core Fund Class I (a)	6,053,888	$40,924,281
MainStay 130/30 Growth Fund Class I (a)(b)	340,233	2,490,506
MainStay 130/30 International Fund Class I (a)	2,922,390	17,826,579
MainStay Common Stock Fund Class I (a)	2,668,386	27,084,116
MainStay Epoch Global Choice Fund Class I (a)	410,065	5,507,174
MainStay Epoch U.S. All Cap Fund Class I (a)	1,714,942	34,693,275
MainStay Growth Equity Fund Class I (a)	201,150	1,910,929
MainStay ICAP Equity Fund Class I	652,104	20,554,333
MainStay ICAP International Fund Class I	681,445	17,860,663
MainStay ICAP Select Equity Fund Class I	672,262	20,624,997
MainStay International Equity Fund Class I	1,535,275	17,824,541
MainStay Large Cap Growth Fund Class I (b)	4,369,935	26,481,807
MainStay MAP Fund Class I	1,021,101	28,631,679
MainStay S&P 500 Index Fund Class I	16,770	429,300
MainStay U.S. Small Cap Fund Class I (a)(b)	2,199,297	31,603,905
Total Equity Funds (Cost $309,921,530)		294,448,085
Fixed Income Funds 20.2%
MainStay Convertible Fund Class I	247,390	3,480,780
MainStay Floating Rate Fund Class I (a)	2,519,097	23,276,453
MainStay High Yield Corporate Bond Fund Class I	1,569,273	9,054,705
MainStay High Yield Opportunities Fund Class I (a)	1,089,631	12,574,347
MainStay Indexed Bond Fund Class I	1,554,762	18,159,621
MainStay Intermediate Term Bond Fund Class I	727,372	7,804,699
Total Fixed Income Funds (Cost $70,569,193)		74,350,605

Total Investments (Cost $380,490,723) (c)	100.1%	368,798,690

Other Assets, Less Liabilities	(0.1)	(421,196)
Net Assets	100.0%	$368,377,494

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	At July 31, 2010, cost is $388,284,643 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$6,210,983
Gross unrealized depreciation	(25,696,936)
Net unrealized depreciation	$(19,485,953)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$294,448,085	$—	$—	$294,448,085
Fixed Income Funds	74,350,605	—	—	74,350,605
Total Investments in Securities	$368,798,690	$—	$—	$368,798,690

At July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2010 Fund
Portfolio of Investments July 31, 2010 unaudited
	Shares	Value
Affiliated Investment Companies 86.9%†
Equity Funds 45.8%
MainStay 130/30 Core Fund Class I	401,241	$2,712,388
MainStay 130/30 Growth Fund Class I (a)	25,773	188,659
MainStay 130/30 International Fund Class I	162,113	988,887
MainStay Common Stock Fund Class I	152,942	1,552,363
MainStay Epoch Global Choice Fund Class I	22,856	306,951
MainStay Epoch U.S. All Cap Fund Class I	131,916	2,668,655
MainStay Growth Equity Fund Class I	13,275	126,112
MainStay ICAP Equity Fund Class I	58,621	1,847,722
MainStay ICAP International Fund Class I	37,755	989,570
MainStay ICAP Select Equity Fund Class I	60,278	1,849,341
MainStay International Equity Fund Class I	85,227	989,491
MainStay Large Cap Growth Fund Class I (a)	290,618	1,761,145
MainStay MAP Fund Class I	82,647	2,317,421
MainStay S&P 500 Index Fund Class I	2,529	64,752
MainStay U.S. Small Cap Fund Class I (a)	68,643	986,398
Total Equity Funds (Cost $18,418,215)		19,349,855
Fixed Income Funds 41.1%
MainStay Convertible Fund Class I	37,433	526,678
MainStay Floating Rate Fund Class I	70,559	651,964
MainStay Global High Income Fund Class I	56,942	672,480
MainStay High Yield Corporate Bond Fund Class I	176,861	1,020,488
MainStay High Yield Opportunities Fund Class I	122,980	1,419,192
MainStay Indexed Bond Fund Class I	785,644	9,176,326
MainStay Intermediate Term Bond Fund Class I	366,753	3,935,260
Total Fixed Income Funds (Cost $16,297,623)		17,402,388
Total Affiliated Investment Companies (Cost $34,715,838)		36,752,243

Unaffiliated Investment Companies 12.9%
Equity Funds 4.2%
Columbia Funds Series Trust-Columbia SmallCap Index Fund	10,529	154,045
T. Rowe Price Emerging Markets Stock Fund	29,248	897,910
T. Rowe Price International Discovery Fund	19,057	716,177
Total Equity Funds (Cost $1,691,065)		1,768,132
Fixed Income Funds 8.7%
American Century Inflation Adjusted Bond Fund	264,097	3,113,705
American Century International Bond Fund Institutional Class	38,096	544,017
Total Fixed Income Funds (Cost $3,621,475)		3,657,722
Total Unaffiliated Investment Companies (Cost $5,312,540)		5,425,854
Total Investments (Cost $40,028,378) (b)	99.8%	42,178,097

Other Assets, Less Liabilities	0.2	98,195
Net Assets	100.0%	$42,276,292

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	At July 31, 2010, cost is $42,904,247 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$2,253,172
Gross unrealized depreciation	(2,979,322)
Net unrealized depreciation	$(726,150)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$19,349,855	$—	$—	$19,349,855
Fixed Income Funds	17,402,388	—	—	17,402,388
Total Affiliated Investment Companies	36,752,243	—	—	36,752,243
Unaffiliated Investment Companies
Equity Funds	1,768,132	—	—	1,768,132
Fixed Income Funds	3,657,722	—	—	3,657,722
Total Unaffiliated Investment Companies	5,425,854	—	—	5,425,854
Total Investments in Securities	$42,178,097	$—	$—	$42,178,097

At July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2020 Fund
Portfolio of Investments July 31, 2010 unaudited

	Shares	Value
Affiliated Investment Companies 88.0%†
Equity Funds 58.2%
MainStay 130/30 Core Fund Class I	745,369	$5,038,696
MainStay 130/30 Growth Fund Class I (a)	47,180	345,358
MainStay 130/30 International Fund Class I	306,681	1,870,753
MainStay Common Stock Fund Class I	293,804	2,982,115
MainStay Epoch Global Choice Fund Class I	43,596	585,490
MainStay Epoch U.S. All Cap Fund Class I	218,200	4,414,179
MainStay Growth Equity Fund Class I	18,258	173,454
MainStay ICAP Equity Fund Class I	109,445	3,449,719
MainStay ICAP International Fund Class I	71,658	1,878,165
MainStay ICAP Select Equity Fund Class I	112,335	3,446,440
MainStay International Equity Fund Class I	161,120	1,870,598
MainStay Large Cap Growth Fund Class I (a)	514,157	3,115,790
MainStay MAP Fund Class I	143,695	4,029,199
MainStay S&P 500 Index Fund Class I	4,690	120,065
MainStay U.S. Small Cap Fund Class I (a)	146,910	2,111,101
Total Equity Funds (Cost $33,353,936)		35,431,122
Fixed Income Funds 29.8%
MainStay Convertible Fund Class I	51,960	731,079
MainStay Floating Rate Fund Class I	116,494	1,076,402
MainStay Global High Income Fund Class I	92,384	1,091,056
MainStay High Yield Corporate Bond Fund Class I	234,072	1,350,598
MainStay High Yield Opportunities Fund Class I	162,678	1,877,304
MainStay Indexed Bond Fund Class I	717,895	8,385,019
MainStay Intermediate Term Bond Fund Class I	335,205	3,596,753
Total Fixed Income Funds (Cost $16,991,662)		18,108,211

Total Affiliated Investment Companies (Cost $50,345,598)		53,539,333

Unaffiliated Investment Companies 11.7%
Equity Funds 6.0%
Columbia Funds Series Trust-Columbia SmallCap Index Fund	42,624	623,593
T. Rowe Price Emerging Markets Stock Fund	55,052	1,690,107
T. Rowe Price International Discovery Fund	35,943	1,350,722

Total Equity Funds (Cost $3,394,988)		3,664,422

Fixed Income Funds 5.7%
American Century Inflation Adjusted Bond Fund	215,695	2,543,042
American Century International Bond Fund Institutional Class	62,219	888,492

Total Fixed Income Funds (Cost $3,419,326)		3,431,534
Total Unaffiliated Investment Companies (Cost $6,814,314)		7,095,956

Total Investments (Cost $57,159,912) (b)	99.7%	60,635,289

Other Assets, Less Liabilities	0.3	163,633

Net Assets	100.0%	$60,798,922

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	At July 31, 2010, cost is $60,042,245 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$3,629,312
Gross unrealized depreciation	(3,036,268)
Net unrealized appreciation	$593,044

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$35,431,122	$—	$—	$35,431,122
Fixed Income Funds	18,108,211	—	—	18,108,211
Total Affiliated Investment Companies	53,539,333	—	—	53,539,333
Unaffiliated Investment Companies
Equity Funds	3,664,422	—	—	3,664,422
Fixed Income Funds	3,431,534	—	—	3,431,534
Total Unaffiliated Investment Companies	7,095,956	—	—	7,095,956
Total Investments in Securities	$60,635,289	$—	$—	$60,635,289

At July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2030 Fund
Portfolio of Investments July 31, 2010 unaudited
	Shares	Value
Affiliated Investment Companies 88.9%†
Equity Funds 71.2%
MainStay 130/30 Core Fund Class I	1,211,694	$8,191,053
MainStay 130/30 Growth Fund Class I (a)	54,268	397,243
MainStay 130/30 International Fund Class I	514,310	3,137,294
MainStay Common Stock Fund Class I	434,065	4,405,763
MainStay Epoch Global Choice Fund Class I	70,805	950,912
MainStay Epoch U.S. All Cap Fund Class I	334,424	6,765,399
MainStay Growth Equity Fund Class I	27,867	264,741
MainStay ICAP Equity Fund Class I	156,038	4,918,329
MainStay ICAP International Fund Class I	119,782	3,139,495
MainStay ICAP Select Equity Fund Class I	159,942	4,907,031
MainStay International Equity Fund Class I	270,388	3,139,201
MainStay Large Cap Growth Fund Class I (a)	826,713	5,009,883
MainStay MAP Fund Class I	214,812	6,023,325
MainStay S&P 500 Index Fund Class I	5,946	152,209
MainStay U.S. Small Cap Fund Class I (a)	304,846	4,380,641
Total Equity Funds (Cost $52,402,503)		55,782,519
Fixed Income Funds 17.7%
MainStay Convertible Fund Class I	67,565	950,637
MainStay Floating Rate Fund Class I	219,980	2,032,620
MainStay Global High Income Fund Class I (b)	172,688	2,039,447
MainStay High Yield Corporate Bond Fund Class I	272,567	1,572,709
MainStay High Yield Opportunities Fund Class I	187,815	2,167,380
MainStay Indexed Bond Fund Class I	302,403	3,532,065
MainStay Intermediate Term Bond Fund Class I	141,170	1,514,750
Total Fixed Income Funds (Cost $12,786,655)		13,809,608
Total Affiliated Investment Companies (Cost $65,189,158)		69,592,127

Unaffiliated Investment Companies 10.9%
Equity Funds 7.7%
Columbia Funds Series Trust-Columbia SmallCap Index Fund	64,101	937,802
T. Rowe Price Emerging Markets Stock Fund	92,824	2,849,699
T. Rowe Price International Discovery Fund	60,483	2,272,961
Total Equity Funds (Cost $5,610,154)		6,060,462
Fixed Income Funds 3.2%
American Century Inflation Adjusted Bond Fund	68,663	809,536
American Century International Bond Fund Institutional Class	115,775	1,653,268
Total Fixed Income Funds (Cost $2,479,614)		2,462,804
Total Unaffiliated Investment Companies (Cost $8,089,768)		8,523,266

Total Investments (Cost $73,278,926) (c)	99.8%	78,115,393

Other Assets, Less Liabilities	0.2	193,559
Net Assets	100.0%	$78,308,952

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class .
(c)	At July 31, 2010, cost is $77,152,585 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$5,120,854
Gross unrealized depreciation	(4,158,046)
Net unrealized appreciation	$962,808

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$55,782,519	$—	$—	$55,782,519
Fixed Income Funds	13,809,608	—	—	13,809,608
Total Affiliated Investment Companies	69,592,127	—	—	69,592,127
Unaffiliated Investment Companies
Equity Funds	6,060,462	—	—	6,060,462
Fixed Income Funds	2,462,804	—	—	2,462,804
Total Unaffiliated Investment Companies	8,523,266	—	—	8,523,266
Total Investments in Securities	$78,115,393	$—	$—	$78,115,393

At July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2040 Fund
Portfolio of Investments July 31, 2010 unaudited
	Shares	Value
Affiliated Investment Companies 88.9%†
Equity Funds 77.9%
MainStay 130/30 Core Fund Class I	748,764	$5,061,648
MainStay 130/30 Growth Fund Class I (a)	27,392	200,512
MainStay 130/30 International Fund Class I	325,703	1,986,787
MainStay Common Stock Fund Class I	266,547	2,705,452
MainStay Epoch Global Choice Fund Class I	45,106	605,770
MainStay Epoch U.S. All Cap Fund Class I	229,111	4,634,914
MainStay Growth Equity Fund Class I	14,205	134,950
MainStay ICAP Equity Fund Class I	97,072	3,059,715
MainStay ICAP International Fund Class I	75,857	1,988,219
MainStay ICAP Select Equity Fund Class I	99,635	3,056,811
MainStay International Equity Fund Class I	169,625	1,969,348
MainStay Large Cap Growth Fund Class I (a)	468,837	2,841,150
MainStay MAP Fund Class I	98,014	2,748,319
MainStay S&P 500 Index Fund Class I	4,233	108,358
MainStay U.S. Small Cap Fund Class I (a)	260,102	3,737,667
Total Equity Funds (Cost $33,154,857)		34,839,620
Fixed Income Funds 11.0%
MainStay Convertible Fund Class I	24,478	344,403
MainStay Floating Rate Fund Class I	78,366	724,100
MainStay Global High Income Fund Class I	61,773	729,534
MainStay High Yield Corporate Bond Fund Class I	97,380	561,881
MainStay High Yield Opportunities Fund Class I	67,148	774,893
MainStay Indexed Bond Fund Class I	108,371	1,265,772
MainStay Intermediate Term Bond Fund Class I	50,601	542,949
Total Fixed Income Funds (Cost $4,648,024)		4,943,532
Total Affiliated Investment Companies (Cost $37,802,881)		39,783,152

Unaffiliated Investment Companies 10.8%

Equity Funds 8.8%
Columbia Funds Series Trust-Columbia SmallCap Index Fund	49,666	726,610
T. Rowe Price Emerging Markets Stock Fund	58,089	1,783,340
T. Rowe Price International Discovery Fund	37,918	1,424,977
Total Equity Funds (Cost $3,701,627)		3,934,927
Fixed Income Funds 2.0%
American Century Inflation Adjusted Bond Fund	24,777	292,116
American Century International Bond Fund Institutional Class	40,934	584,533
Total Fixed Income Funds (Cost $883,453)		876,649
Total Unaffiliated Investment Companies (Cost $4,585,080)		4,811,576

Total Investments (Cost $42,387,961) (b)	99.7%	44,594,728

Other Assets, Less Liabilities	0.3	131,940
Net Assets	100.0%	$44,726,668

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	At July 31, 2010, cost is $44,735,788 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$2,369,794
Gross unrealized depreciation	(2,510,854)
Net unrealized depreciation	$(141,060)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$34,839,620	$—	$—	$34,839,620
Fixed Income Funds	4,943,532	—	—	4,943,532
Total Affiliated Investment Companies	39,783,152	—	—	39,783,152
Unaffiliated Investment Companies
Equity Funds	3,934,927	—	—	3,934,927
Fixed Income Funds	876,649	—	—	876,649
Total Unaffiliated Investment Companies	4,811,576	—	—	4,811,576
Total Investments in Securities	$44,594,728	$—	$—	$44,594,728

At July 31, 2010, the Fund did not have any transfers between Level 1and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2050 Fund
Portfolio of Investments July 31, 2010 unaudited
	Shares	Value
Affiliated Investment Companies 89.0%†

Equity Funds 82.2%
MainStay 130/30 Core Fund Class I	388,307	$2,624,958
MainStay 130/30 Growth Fund Class I (a)	12,346	90,374
MainStay 130/30 International Fund Class I	178,257	1,087,369
MainStay Common Stock Fund Class I	140,267	1,423,715
MainStay Epoch Global Choice Fund Class I	25,416	341,340
MainStay Epoch U.S. All Cap Fund Class I	116,176	2,350,233
MainStay Growth Equity Fund Class I	8,748	83,106
MainStay ICAP Equity Fund Class I	42,939	1,353,422
MainStay ICAP International Fund Class I	41,658	1,091,849
MainStay ICAP Select Equity Fund Class I	44,072	1,352,137
MainStay International Equity Fund Class I	93,586	1,086,533
MainStay Large Cap Growth Fund Class I (a)	252,793	1,531,924
MainStay MAP Fund Class I	60,682	1,701,514
MainStay S&P 500 Index Fund Class I	3,496	89,504
MainStay U.S. Small Cap Fund Class I (a)	156,470	2,248,474
Total Equity Funds (Cost $17,743,716)		18,456,452
Fixed Income Funds 6.8%
MainStay Convertible Fund Class I	7,411	104,277
MainStay Floating Rate Fund Class I	24,455	225,966
MainStay Global High Income Fund Class I	19,170	226,394
MainStay High Yield Corporate Bond Fund Class I	30,219	174,365
MainStay High Yield Opportunities Fund Class I	20,838	240,468
MainStay Indexed Bond Fund Class I	33,645	392,974
MainStay Intermediate Term Bond Fund Class I	15,710	168,566
Total Fixed Income Funds (Cost $1,448,149)		1,533,010
Total Affiliated Investment Companies (Cost $19,191,865)		19,989,462

Unaffiliated Investment Companies 10.7%

Equity Funds 9.5%
Columbia Funds Series Trust-Columbia SmallCap Index Fund	25,466	372,567
T. Rowe Price Emerging Markets Stock Fund	31,728	974,040
T. Rowe Price International Discovery Fund	20,656	776,240
Total Equity Funds (Cost $2,027,866)		2,122,847
Fixed Income Funds 1.2%
American Century Inflation Adjusted Bond Fund	7,819	92,184
American Century International Bond Fund Institutional Class	12,837	183,311
Total Fixed Income Funds (Cost $277,619)		275,495
Total Unaffiliated Investment Companies (Cost $2,305,485)		2,398,342

Total Investments (Cost $21,497,350) (b)	99.7%	22,387,804

Other Assets, Less Liabilities	0.3	65,794
Net Assets	100.0%	$22,453,598

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	At July 31, 2010, cost is $22,870,238 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$969,690
Gross unrealized depreciation	(1,452,124)
Net unrealized depreciation	$(482,434)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$18,456,452	$—	$—	$18,456,452
Fixed Income Funds	1,533,010	—	—	1,533,010
Total Affiliated Investment Companies	19,989,462	—	—	19,989,462
Unaffiliated Investment Companies
Equity Funds	2,122,847	—	—	2,122,847
Fixed Income Funds	275,495	—	—	275,495
Total Unaffiliated Investment Companies	2,398,342	—	—	2,398,342
Total Investments in Securities	$22,387,804	$—	$—	$22,387,804
At July 31, 2010, the Fund did not have any transfers between Level 1and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay S&P 500 Index Fund
Portfolio of Investments ††† July 31, 2010 unaudited
	Shares	Value
Common Stocks 99.3%†

Aerospace & Defense 2.8%
Boeing Co. (The)	94,606	$6,446,453
General Dynamics Corp.	48,076	2,944,655
Goodrich Corp.	15,573	1,134,804
Honeywell International, Inc.	95,504	4,093,301
ITT Corp.	22,873	1,077,776
L-3 Communications Holdings, Inc.	14,431	1,054,040
Lockheed Martin Corp.	38,839	2,918,751
Northrop Grumman Corp.	37,544	2,201,580
Precision Castparts Corp.	17,724	2,165,696
Raytheon Co.	47,503	2,197,964
Rockwell Collins, Inc.	19,510	1,115,192
United Technologies Corp.	116,308	8,269,499
		35,619,711
Air Freight & Logistics 1.1%
C.H. Robinson Worldwide, Inc.	20,709	1,350,227
Expeditors International of Washington, Inc.	26,540	1,131,666
FedEx Corp.	39,039	3,222,669
United Parcel Service, Inc. Class B	123,468	8,025,420
		13,729,982
Airlines 0.1%
Southwest Airlines Co.	92,786	1,118,071

Auto Components 0.2%
Goodyear Tire & Rubber Co. (The) (a)	30,263	322,906
Johnson Controls, Inc.	83,850	2,415,719
		2,738,625
Automobiles 0.5%
Ford Motor Co. (a)	424,622	5,422,423
Harley-Davidson, Inc.	29,355	799,337
		6,221,760
Beverages 2.7%
Brown-Forman Corp. Class B	13,527	855,042
Coca-Cola Co. (The)	287,572	15,848,093
Coca-Cola Enterprises, Inc.	40,547	1,163,699
Constellation Brands, Inc. Class A (a)	23,907	407,853
Dr. Pepper Snapple Group, Inc.	30,625	1,149,969
Molson Coors Brewing Co. Class B	19,616	882,916
PepsiCo., Inc.	201,017	13,048,013
		33,355,585
Biotechnology 1.4%
Amgen, Inc. (a)	119,398	6,510,773
Biogen Idec, Inc. (a)	33,280	1,859,686
Celgene Corp. (a)	57,450	3,168,368
Cephalon, Inc. (a)	9,338	529,932
Genzyme Corp. (a)	33,268	2,314,122
Gilead Sciences, Inc. (a)	110,923	3,695,954
		18,078,835
Building Products 0.0%‡
Masco Corp.	44,927	461,850

Capital Markets 2.5%
Ameriprise Financial, Inc.	31,885	1,351,605
Bank of New York Mellon Corp. (The)	151,183	3,790,158
Charles Schwab Corp. (The)	121,597	1,798,419
E*TRADE Financial Corp. (a)	24,681	361,083
Federated Investors, Inc. Class B	10,963	232,635
Franklin Resources, Inc.	18,443	1,854,997
Goldman Sachs Group, Inc. (The)	64,168	9,677,818
Invesco, Ltd.	58,235	1,137,912
Janus Capital Group, Inc.	22,781	238,745
Legg Mason, Inc.	20,530	593,112
Morgan Stanley	174,231	4,702,495
Northern Trust Corp.	30,139	1,416,231
State Street Corp.	62,535	2,433,862
T. Rowe Price Group, Inc.	32,358	1,560,626
		31,149,698
Chemicals 2.0%
Air Products & Chemicals, Inc.	26,476	1,921,628
Airgas, Inc.	10,408	679,539
CF Industries Holdings, Inc.	8,862	719,506
Dow Chemical Co. (The)	143,955	3,934,290
E.I. du Pont de Nemours & Co.	112,930	4,592,863
Eastman Chemical Co.	9,093	569,586
Ecolab, Inc.	29,092	1,422,890
FMC Corp.	8,986	561,535
International Flavors & Fragrances, Inc.	9,906	449,534
Monsanto Co.	68,007	3,933,525
PPG Industries, Inc.	20,728	1,439,974
Praxair, Inc.	38,099	3,307,755
Sherwin-Williams Co. (The)	11,446	791,491
Sigma-Aldrich Corp.	15,093	846,717
		25,170,833
Commercial Banks 3.0%
BB&T Corp.	86,269	2,142,059
Comerica, Inc.	21,975	842,961
Fifth Third Bancorp	98,878	1,256,739
First Horizon National Corp. (a)	28,528	327,216
Huntington Bancshares, Inc.	89,370	541,582
KeyCorp	109,920	929,923
M&T Bank Corp.	10,329	902,135
Marshall & Ilsley Corp.	65,113	457,745
PNC Financial Services Group, Inc.	65,564	3,893,846
Regions Financial Corp.	148,651	1,089,612
SunTrust Banks, Inc.	62,311	1,616,971
U.S. Bancorp	238,934	5,710,523
Wells Fargo & Co.	649,433	18,008,777
Zions Bancorp	19,981	443,378
		38,163,467
Commercial Services & Supplies 0.5%
Avery Dennison Corp.	13,762	493,368
Cintas Corp.	16,540	437,649
Iron Mountain, Inc.	22,548	533,711
Pitney Bowes, Inc.	25,905	632,341
R.R. Donnelley & Sons Co.	25,683	433,272
Republic Services, Inc.	40,321	1,284,627
Stericycle, Inc. (a)	10,477	660,051
Waste Management, Inc.	60,314	2,047,660
		6,522,679
Communications Equipment 2.4%
Cisco Systems, Inc. (a)	711,882	16,423,118
Harris Corp.	16,179	720,451
JDS Uniphase Corp. (a)	27,775	301,359
Juniper Networks, Inc. (a)	65,348	1,815,367
Motorola, Inc. (a)	289,691	2,169,785
QUALCOMM, Inc.	204,470	7,786,218
Tellabs, Inc.	47,726	333,127
		29,549,425
	Computers & Peripherals 4.4%
¤	Apple, Inc. (a)	113,416	29,176,266
	Dell, Inc. (a)	214,780	2,843,687
	EMC Corp. (a)	256,224	5,070,673
	Hewlett-Packard Co.	290,987	13,397,041
	Lexmark International, Inc. Class A (a)	9,662	355,079
	NetApp, Inc. (a)	42,845	1,812,344
	QLogic Corp. (a)	13,898	221,256
	SanDisk Corp. (a)	28,669	1,252,835
	Western Digital Corp. (a)	28,439	750,505
			54,879,686
	Construction & Engineering 0.2%
	Fluor Corp.	22,245	1,074,211
	Jacobs Engineering Group, Inc. (a)	15,501	566,872
	Quanta Services, Inc. (a)	26,173	562,196
			2,203,279
	Construction Materials 0.1%
	Vulcan Materials Co.	15,917	720,085

	Consumer Finance 0.9%
	American Express Co.	149,738	6,684,304
	Capital One Financial Corp.	56,901	2,408,620
	Discover Financial Services	67,427	1,029,610
	SLM Corp. (a)	60,281	723,372
			10,845,906
	Containers & Packaging 0.2%
	Ball Corp.	11,504	669,993
	Bemis Co., Inc.	13,509	404,730
	Owens-Illinois, Inc. (a)	20,566	568,650
	Pactiv Corp. (a)	16,508	502,173
	Sealed Air Corp.	19,881	430,026
			2,575,572
	Distributors 0.1%
	Genuine Parts Co.	19,720	844,608

	Diversified Consumer Services 0.1%
	Apollo Group, Inc. Class A (a)	15,681	723,364
	DeVry, Inc.	7,746	416,735
	H&R Block, Inc.	41,034	643,413
			1,783,512
	Diversified Financial Services 4.4%
	Bank of America Corp.	1,250,564	17,557,918
	Citigroup, Inc. (a)	2,817,542	11,551,922
	CME Group, Inc.	8,189	2,283,093
	IntercontinentalExchange, Inc. (a)	9,211	972,866
¤	JPMorgan Chase & Co.	495,931	19,976,101
	Leucadia National Corp. (a)	23,785	525,411
	Moody's Corp.	24,538	577,870
	NASDAQ OMX Group, Inc. (The) (a)	18,335	356,982
	NYSE Euronext	32,534	942,510
			54,744,673
	Diversified Telecommunication Services 2.7%
¤	AT&T, Inc.	736,536	19,105,744
	CenturyTel, Inc.	37,444	1,333,755
	Frontier Communications Corp.	123,114	940,591
	Qwest Communications International, Inc.	185,449	1,049,641
	Verizon Communications, Inc.	352,338	10,238,942
	Windstream Corp.	60,216	686,463
			33,355,136
	Electric Utilities 1.9%
	Allegheny Energy, Inc.	21,206	483,497
	American Electric Power Co., Inc.	59,693	2,147,754
	Duke Energy Corp.	163,674	2,798,826
	Edison International	40,465	1,341,415
	Entergy Corp.	23,596	1,828,926
	Exelon Corp.	82,341	3,444,324
	FirstEnergy Corp.	37,853	1,427,058
	NextEra Energy, Inc.	51,691	2,703,439
	Northeast Utilities	21,929	610,503
	Pepco Holdings, Inc.	27,621	467,071
	Pinnacle West Capital Corp.	13,512	514,672
	PPL Corp.	46,896	1,279,792
	Progress Energy, Inc.	35,799	1,507,496
	Southern Co. (The)	102,770	3,630,864
			24,185,637
	Electrical Equipment 0.5%
	Emerson Electric Co.	93,884	4,651,013
	Rockwell Automation, Inc.	17,760	961,704
	Roper Industries, Inc.	11,644	727,750
			6,340,467
	Electronic Equipment & Instruments 0.6%
	Agilent Technologies, Inc. (a)	43,370	1,211,324
	Amphenol Corp. Class A	21,639	969,427
	Corning, Inc.	194,547	3,525,192
	FLIR Systems, Inc. (a)	18,947	563,863
	Jabil Circuit, Inc.	23,685	343,669
	Molex, Inc.	17,039	335,839
			6,949,314
	Energy Equipment & Services 1.8%
	Baker Hughes, Inc.	53,473	2,581,142
	Cameron International Corp. (a)	30,431	1,204,763
	Diamond Offshore Drilling, Inc.	8,630	513,399
	FMC Technologies, Inc. (a)	15,180	960,590
	Halliburton Co.	112,842	3,371,719
	Helmerich & Payne, Inc.	13,194	534,753
	Nabors Industries, Ltd. (a)	35,549	654,457
	National-Oilwell Varco, Inc.	52,226	2,045,170
	Rowan Cos., Inc. (a)	14,230	359,450
	Schlumberger, Ltd.	148,678	8,870,129
	Smith International, Inc.	30,975	1,284,843
			22,380,415
	Food & Staples Retailing 2.5%
	Costco Wholesale Corp.	54,969	3,117,292
	CVS Caremark Corp.	169,631	5,205,975
	Kroger Co. (The)	80,807	1,711,492
	Safeway, Inc.	48,375	993,622
	SUPERVALU, Inc.	26,524	299,191
	Sysco Corp.	73,740	2,283,728
	Wal-Mart Stores, Inc.	258,940	13,255,139
	Walgreen Co.	121,953	3,481,758
	Whole Foods Market, Inc. (a)	21,365	811,229
			31,159,426
	Food Products 1.9%
	Archer-Daniels-Midland Co.	80,148	2,192,849
	Campbell Soup Co.	23,321	837,224
	ConAgra Foods, Inc.	55,543	1,304,150
	Dean Foods Co. (a)	22,553	258,457
	General Mills, Inc.	82,716	2,828,887
	H.J. Heinz Co.	39,413	1,753,090
	Hershey Co. (The)	20,748	975,156
	Hormel Foods Corp.	8,767	376,280
	J.M. Smucker Co. (The)	14,777	907,751
	Kellogg Co.	31,708	1,586,985
	Kraft Foods, Inc. Class A	217,321	6,347,947
	McCormick & Co., Inc.	16,516	649,574
	Mead Johnson Nutrition Co.	25,441	1,351,935
	Sara Lee Corp.	82,428	1,219,110
	Tyson Foods, Inc. Class A	38,201	668,900
			23,258,295
	Gas Utilities 0.1%
	EQT Corp.	17,872	655,545
	Nicor, Inc.	5,657	247,720
	ONEOK, Inc.	13,113	610,148
			1,513,413
	Health Care Equipment & Supplies 1.7%
	Baxter International, Inc.	74,352	3,254,387
	Becton, Dickinson & Co.	29,080	2,000,704
	Boston Scientific Corp. (a)	189,003	1,058,417
	C.R. Bard, Inc.	11,903	934,743
	CareFusion Corp. (a)	22,268	469,187
	DENTSPLY International, Inc.	18,312	549,726
	Hospira, Inc. (a)	20,679	1,077,376
	Intuitive Surgical, Inc. (a)	4,887	1,604,744
	Medtronic, Inc.	137,383	5,079,049
	St. Jude Medical, Inc. (a)	40,734	1,497,789
	Stryker Corp.	35,063	1,632,884
	Varian Medical Systems, Inc. (a)	15,460	853,392
	Zimmer Holdings, Inc. (a)	25,278	1,339,481
			21,351,879
	Health Care Providers & Services 2.0%
	Aetna, Inc.	52,963	1,475,020
	AmerisourceBergen Corp.	35,097	1,051,857
	Cardinal Health, Inc.	44,996	1,452,021
	CIGNA Corp.	34,490	1,060,912
	Coventry Health Care, Inc. (a)	18,358	364,039
	DaVita, Inc. (a)	12,951	742,351
	Express Scripts, Inc. (a)	68,441	3,092,164
	Humana, Inc. (a)	21,214	997,482
	Laboratory Corp. of America Holdings (a)	13,023	950,419
	McKesson Corp.	33,829	2,125,138
	Medco Health Solutions, Inc. (a)	56,951	2,733,648
	Patterson Cos., Inc.	11,631	310,315
	Quest Diagnostics, Inc.	18,834	885,010
	Tenet Healthcare Corp. (a)	54,163	249,150
	UnitedHealth Group, Inc.	141,685	4,314,308
	WellPoint, Inc. (a)	53,249	2,700,789
			24,504,623
	Health Care Technology 0.1%
	Cerner Corp. (a)	8,501	658,402

	Hotels, Restaurants & Leisure 1.7%
	Carnival Corp.	53,968	1,871,610
	Darden Restaurants, Inc.	17,525	734,122
	International Game Technology	37,066	564,886
	Marriott International, Inc. Class A	31,972	1,084,171
	McDonald's Corp.	134,095	9,350,444
	Starbucks Corp.	92,874	2,307,919
	Starwood Hotels & Resorts Worldwide, Inc.	23,621	1,144,437
	Wyndham Worldwide Corp.	22,257	568,221
	Wynn Resorts, Ltd.	8,626	756,328
	Yum! Brands, Inc.	58,355	2,410,062
			20,792,200
	Household Durables 0.4%
	D.R. Horton, Inc.	34,513	380,333
	Fortune Brands, Inc.	18,983	832,974
	Harman International Industries, Inc. (a)	8,529	259,367
	Leggett & Platt, Inc.	18,439	384,269
	Lennar Corp. Class A	20,016	295,636
	Newell Rubbermaid, Inc.	34,743	538,517
	Pulte Homes, Inc. (a)	39,668	348,285
	Stanley Black & Decker, Inc.	19,994	1,160,052
	Whirlpool Corp.	9,361	779,771
			4,979,204
	Household Products 2.5%
	Clorox Co. (The)	17,550	1,138,644
	Colgate-Palmolive Co.	61,140	4,828,837
	Kimberly-Clark Corp.	51,604	3,308,849
¤	Procter & Gamble Co. (The)	358,969	21,954,544
			31,230,874
	Independent Power Producers & Energy Traders 0.2%
	AES Corp. (The) (a)	83,276	858,576
	Constellation Energy Group, Inc.	25,099	793,128
	NRG Energy, Inc. (a)	31,822	721,723
			2,373,427
	Industrial Conglomerates 2.4%
	3M Co.	88,885	7,603,223
¤	General Electric Co.	1,330,788	21,452,303
	Textron, Inc.	33,803	701,750
			29,757,276
	Insurance 4.0%
	ACE, Ltd.	41,803	2,218,903
	Aflac, Inc.	58,534	2,879,288
	Allstate Corp. (The)	67,048	1,893,436
	American International Group, Inc. (a)	16,837	647,719
	Aon Corp.	33,579	1,264,921
	Assurant, Inc.	13,935	519,636
	Berkshire Hathaway, Inc. Class B (a)	206,339	16,119,203
	Chubb Corp. (The)	40,853	2,150,093
	Cincinnati Financial Corp.	20,347	560,560
	Genworth Financial, Inc. Class A (a)	61,216	831,313
	Hartford Financial Services Group, Inc. (The)	55,147	1,290,991
	Lincoln National Corp.	37,580	978,583
	Loews Corp.	43,813	1,627,653
	Marsh & McLennan Cos., Inc.	67,458	1,586,612
	MetLife, Inc.	102,235	4,300,004
	Principal Financial Group, Inc.	39,610	1,014,412
	Progressive Corp. (The)	83,746	1,644,771
	Prudential Financial, Inc.	58,085	3,327,690
	Torchmark Corp.	10,352	549,381
	Travelers Cos., Inc. (The)	61,738	3,114,682
	Unum Group	41,462	946,163
	XL Group PLC	42,813	759,075
			50,225,089
	Internet & Catalog Retail 0.6%
	Amazon.com, Inc. (a)	42,779	5,043,216
	Expedia, Inc.	25,839	586,029
	Priceline.com, Inc. (a)	5,908	1,325,755
			6,955,000
	Internet Software & Services 1.7%
	Akamai Technologies, Inc. (a)	21,406	821,134
	eBay, Inc. (a)	141,735	2,963,679
	Google, Inc. Class A (a)	30,177	14,631,318
	Monster Worldwide, Inc. (a)	15,751	216,104
	VeriSign, Inc. (a)	22,791	641,567
	Yahoo!, Inc. (a)	146,746	2,036,834
			21,310,636
	IT Services 3.1%
	Automatic Data Processing, Inc.	62,780	2,590,931
	Cognizant Technology Solutions Corp. Class A (a)	37,319	2,036,125
	Computer Sciences Corp.	19,221	871,288
	Fidelity National Information Services, Inc.	41,307	1,184,272
	Fiserv, Inc. (a)	18,936	948,694
¤	International Business Machines Corp.	159,834	20,522,685
	MasterCard, Inc. Class A	12,066	2,534,343
	Paychex, Inc.	40,195	1,044,668
	SAIC, Inc. (a)	36,472	606,529
	Teradata Corp. (a)	20,743	659,627
	Total System Services, Inc.	24,666	367,770
	Visa, Inc. Class A	56,415	4,138,040
	Western Union Co. (The)	83,775	1,359,668
			38,864,640
	Leisure Equipment & Products 0.1%
	Eastman Kodak Co. (a)	33,330	132,320
	Hasbro, Inc.	16,316	687,720
	Mattel, Inc.	45,394	960,537
			1,780,577
	Life Sciences Tools & Services 0.3%
	Life Technologies Corp. (a)	22,760	978,453
	PerkinElmer, Inc.	14,598	284,077
	Thermo Fisher Scientific, Inc. (a)	51,155	2,294,813
	Waters Corp. (a)	11,630	746,181
			4,303,524
	Machinery 1.9%
	Caterpillar, Inc.	78,240	5,457,240
	Cummins, Inc.	25,059	1,994,947
	Danaher Corp.	65,552	2,517,852
	Deere & Co.	52,950	3,530,706
	Dover Corp.	23,284	1,116,933
	Eaton Corp.	20,891	1,639,108
	Flowserve Corp.	6,931	687,278
	Illinois Tool Works, Inc.	48,113	2,092,916
	PACCAR, Inc.	45,484	2,084,077
	Pall Corp.	14,498	554,404
	Parker Hannifin Corp.	20,068	1,246,624
	Snap-On, Inc.	7,221	322,562
			23,244,647
	Media 3.2%
	CBS Corp. Class B	84,761	1,252,768
	Comcast Corp. Class A	351,702	6,847,638
	DIRECTV Class A (a)	113,279	4,209,448
	Discovery Communications, Inc. Class A (a)	35,437	1,368,222
	Gannett Co., Inc.	29,360	386,965
	Interpublic Group of Cos., Inc. (The) (a)	60,812	555,822
	McGraw-Hill Cos., Inc. (The)	39,326	1,206,915
	Meredith Corp.	4,575	145,256
	New York Times Co. (The) Class A (a)	14,397	125,830
	News Corp. Class A	280,928	3,666,110
	Omnicom Group, Inc.	38,267	1,425,828
	Scripps Networks Interactive Class A	11,193	477,158
	Time Warner Cable, Inc.	44,125	2,522,626
	Time Warner, Inc.	142,059	4,469,176
	Viacom, Inc. Class B	75,711	2,501,491
	Walt Disney Co. (The)	244,132	8,224,807
	Washington Post Co. Class B	759	319,152
			39,705,212
	Metals & Mining 1.1%
	AK Steel Holding Corp.	13,939	195,007
	Alcoa, Inc.	126,838	1,416,780
	Allegheny Technologies, Inc.	12,172	579,509
	Cliffs Natural Resources, Inc.	16,825	951,790
	Freeport-McMoRan Copper & Gold, Inc.	58,796	4,206,266
	Newmont Mining Corp.	61,149	3,418,229
	Nucor Corp.	39,276	1,537,263
	Titanium Metals Corp. (a)	10,619	235,105
	United States Steel Corp.	17,795	788,852
			13,328,801
	Multi-Utilities 1.4%
	Ameren Corp.	29,703	753,565
	CenterPoint Energy, Inc.	51,903	738,580
	CMS Energy Corp.	28,640	455,949
	Consolidated Edison, Inc.	35,151	1,621,164
	Dominion Resources, Inc.	74,302	3,119,941
	DTE Energy Corp.	20,990	968,898
	Integrys Energy Group, Inc.	9,460	447,931
	NiSource, Inc.	34,442	568,293
	PG&E Corp.	46,406	2,060,426
	Public Service Enterprise Group, Inc.	63,071	2,075,036
	SCANA Corp.	14,135	541,512
	Sempra Energy	30,850	1,534,788
	TECO Energy, Inc.	26,742	436,964
	Wisconsin Energy Corp.	14,628	794,008
	Xcel Energy, Inc.	57,288	1,259,763
			17,376,818
	Multiline Retail 0.8%
	Big Lots, Inc. (a)	10,022	343,855
	Family Dollar Stores, Inc.	16,839	696,293
	J.C. Penney Co., Inc.	29,510	726,831
	Kohl's Corp. (a)	38,378	1,830,247
	Macy's, Inc.	52,613	981,232
	Nordstrom, Inc.	20,606	700,604
	Sears Holdings Corp. (a)	6,092	432,532
	Target Corp.	91,802	4,711,279
			10,422,873
	Office Electronics 0.1%
	Xerox Corp.	171,889	1,674,199

	Oil, Gas & Consumable Fuels 9.0%
	Anadarko Petroleum Corp.	61,663	3,031,353
	Apache Corp.	42,043	4,018,470
	Cabot Oil & Gas Corp.	12,966	395,074
	Chesapeake Energy Corp.	81,063	1,704,755
¤	Chevron Corp.	250,365	19,080,317
	ConocoPhillips	185,512	10,243,973
	CONSOL Energy, Inc.	28,133	1,054,425
	Denbury Resources, Inc. (a)	49,757	788,151
	Devon Energy Corp.	55,704	3,480,943
	El Paso Corp.	87,724	1,080,760
	EOG Resources, Inc.	31,561	3,077,197
¤	ExxonMobil Corp.	637,208	38,028,573
	Hess Corp.	36,422	1,951,855
	Marathon Oil Corp.	88,436	2,958,184
	Massey Energy Co.	12,839	392,617
	Murphy Oil Corp.	23,870	1,306,883
	Noble Energy, Inc.	21,688	1,454,397
	Occidental Petroleum Corp.	101,238	7,889,477
	Peabody Energy Corp.	33,411	1,508,507
	Pioneer Natural Resources Co.	14,394	833,700
	QEP Resources, Inc. (a)	21,797	750,253
	Range Resources Corp.	19,869	737,537
	Southwestern Energy Co. (a)	43,045	1,568,990
	Spectra Energy Corp.	80,771	1,679,229
	Sunoco, Inc.	15,032	536,191
	Tesoro Corp.	17,456	225,357
	Valero Energy Corp.	70,403	1,196,147
	Williams Cos., Inc.	72,832	1,413,669
			112,386,984
	Paper & Forest Products 0.2%
	International Paper Co.	54,422	1,317,012
	MeadWestvaco Corp.	21,411	513,008
	Weyerhaeuser Co.	26,235	425,532
			2,255,552
	Personal Products 0.2%
	Avon Products, Inc.	53,398	1,662,280
	Estee Lauder Cos., Inc. (The) Class A	14,920	928,770
			2,591,050
	Pharmaceuticals 5.8%
	Abbott Laboratories	192,404	9,443,188
	Allergan, Inc.	38,329	2,340,369
	Bristol-Myers Squibb Co.	214,354	5,341,702
	Eli Lilly & Co.	126,491	4,503,080
	Forest Laboratories, Inc. (a)	37,557	1,042,207
¤	Johnson & Johnson	343,787	19,970,587
	King Pharmaceuticals, Inc. (a)	31,040	271,910
	Merck & Co., Inc.	388,686	13,394,119
	Mylan, Inc. (a)	38,490	669,726
	Pfizer, Inc.	1,005,411	15,081,165
	Watson Pharmaceuticals, Inc. (a)	13,349	540,634
			72,598,687
	Professional Services 0.1%
	Dun & Bradstreet Corp.	6,351	434,154
	Equifax, Inc.	15,811	495,517
	Robert Half International, Inc.	18,467	464,999
			1,394,670
	Real Estate Investment Trusts 1.4%
	Apartment Investment & Management Co. Class A	14,646	314,450
	AvalonBay Communities, Inc.	10,345	1,087,156
	Boston Properties, Inc.	17,326	1,418,999
	Equity Residential	35,262	1,616,763
	HCP, Inc.	36,646	1,299,834
	Health Care REIT, Inc.	15,469	700,900
	Host Hotels & Resorts, Inc.	82,042	1,176,482
	Kimco Realty Corp.	50,433	760,025
	Plum Creek Timber Co., Inc.	20,370	730,876
	ProLogis	59,155	642,423
	Public Storage	16,940	1,662,153
	Simon Property Group, Inc.	36,484	3,255,103
	Ventas, Inc.	19,585	993,351
	Vornado Realty Trust	19,732	1,633,415
			17,291,930
	Real Estate Management & Development 0.0%‡
	CB Richard Ellis Group, Inc. Class A (a)	33,721	573,257

	Road & Rail 0.8%
	CSX Corp.	48,491	2,556,445
	Norfolk Southern Corp.	46,132	2,595,848
	Ryder System, Inc.	6,632	289,619
	Union Pacific Corp.	63,083	4,710,408
			10,152,320
	Semiconductors & Semiconductor Equipment 2.5%
	Advanced Micro Devices, Inc. (a)	70,153	525,446
	Altera Corp.	37,606	1,042,438
	Analog Devices, Inc.	37,030	1,100,161
	Applied Materials, Inc.	166,995	1,970,541
	Broadcom Corp. Class A	53,709	1,935,135
	First Solar, Inc. (a)	6,020	755,209
	Intel Corp.	693,532	14,286,759
	KLA-Tencor Corp.	21,356	676,345
	Linear Technology Corp.	27,807	886,487
	LSI Corp. (a)	81,559	328,683
	MEMC Electronic Materials, Inc. (a)	28,120	268,827
	Microchip Technology, Inc.	23,121	704,035
	Micron Technology, Inc. (a)	106,486	775,218
	National Semiconductor Corp.	29,271	403,940
	Novellus Systems, Inc. (a)	11,965	319,585
	NVIDIA Corp. (a)	71,323	655,458
	Teradyne, Inc. (a)	21,966	236,354
	Texas Instruments, Inc.	152,343	3,761,349
	Xilinx, Inc.	34,141	953,217
			31,585,187
	Software 3.9%
	Adobe Systems, Inc. (a)	65,614	1,884,434
	Autodesk, Inc. (a)	28,746	849,157
	BMC Software, Inc. (a)	22,705	807,844
	CA, Inc.	48,673	952,044
	Citrix Systems, Inc. (a)	23,147	1,273,548
	Compuware Corp. (a)	28,646	234,324
	Electronic Arts, Inc. (a)	40,856	650,836
	Intuit, Inc. (a)	39,051	1,552,277
	McAfee, Inc. (a)	19,445	643,630
¤	Microsoft Corp.	950,367	24,528,972
	Novell, Inc. (a)	43,379	262,009
	Oracle Corp.	487,978	11,535,800
	Red Hat, Inc. (a)	23,398	752,246
	Salesforce.com, Inc. (a)	14,111	1,396,283
	Symantec Corp. (a)	99,579	1,291,540
			48,614,944
	Specialty Retail 1.9%
	Abercrombie & Fitch Co. Class A	11,004	406,488
	AutoNation, Inc. (a)	11,230	274,349
	AutoZone, Inc. (a)	3,652	772,654
	Bed Bath & Beyond, Inc. (a)	32,820	1,243,222
	Best Buy Co., Inc.	43,128	1,494,816
	Carmax, Inc. (a)	27,774	586,031
	GameStop Corp. Class A (a)	19,014	381,231
	Gap, Inc. (The)	55,953	1,013,309
	Home Depot, Inc. (The)	209,456	5,971,591
	Limited Brands, Inc.	33,503	859,017
	Lowe's Cos., Inc.	178,143	3,694,686
	O'Reilly Automotive, Inc. (a)	17,105	842,934
	Office Depot, Inc. (a)	34,369	148,474
	RadioShack Corp.	15,662	337,359
	Ross Stores, Inc.	15,269	804,065
	Staples, Inc.	90,979	1,849,603
	Tiffany & Co.	15,856	667,062
	TJX Cos., Inc.	50,855	2,111,500
	Urban Outfitters, Inc. (a)	16,137	518,966
			23,977,357
	Textiles, Apparel & Luxury Goods 0.5%
	Coach, Inc.	38,030	1,405,969
	NIKE, Inc. Class B	48,501	3,571,614
	Polo Ralph Lauren Corp.	7,101	561,050
	VF Corp.	11,032	875,168
			6,413,801
	Thrifts & Mortgage Finance 0.1%
	Hudson City Bancorp, Inc.	59,009	732,892
	People's United Financial, Inc.	46,717	646,563
			1,379,455
	Tobacco 1.6%
	Altria Group, Inc.	259,588	5,752,470
	Lorillard, Inc.	19,058	1,452,982
	Philip Morris International, Inc.	230,833	11,781,716
	Reynolds American, Inc.	21,013	1,214,972
			20,202,140
	Trading Companies & Distributors 0.1%
	Fastenal Co.	16,326	801,280
	W.W. Grainger, Inc.	7,728	865,613
			1,666,893
	Wireless Telecommunication Services 0.3%
	American Tower Corp. Class A (a)	50,282	2,325,039
	MetroPCS Communications, Inc. (a)	32,601	291,779
	Sprint Nextel Corp. (a)	371,026	1,695,589
			4,312,407
	Total Common Stocks (Cost $1,053,087,264)		1,241,856,480	(b)

		Principal Amount	Value
	Short-Term Investments 1.2%

	U.S. Government 1.2%
	United States Treasury Bills
	0.159%, due 10/7/10 (c)	$5,600,000	5,598,695
	0.162%, due 10/28/10 (c)(d)	10,000,000	9,996,500

	Total Short-Term Investments (Cost $15,594,707)		15,595,195
	Total Investments (Cost $1,068,681,971) (f)	100.5%	1,257,451,675

	Other Assets, Less Liabilities	(0.5)	(6,658,958)
	Net Assets	100.0%	$1,250,792,717

		Contracts Long	Unrealized Appreciation	(e)
	Futures Contracts 0.0%‡

	Standard & Poor's 500 Index Mini September 2010	145	$272,478
	Total Futures Contracts (Settlement Value $7,962,675) (b)		$272,478

¤	Among the Fund's 10 largest holdings, as of July 31, 2010, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 99.9% of net assets.
(c)	Interest rate presented is yield to maturity.
(d)	Represents a security, or a portion thereof, which is maintained at the broker as collateral for futures contracts.
(e)	Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2010.
(f)	At July 31, 2010, cost is $1,102,498,216 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$344,566,581
Gross unrealized depreciation	(189,613,122)
Net unrealized appreciation	$154,953,459

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Observable Inputs (Level 2)	Significant Other Observable Inputs (Level 2)
Investments in Securities (a)
Common Stocks	$1,241,856,480	$—	$—	$1,241,856,480
Short-Term Investments
U.S. Government	—	15,595,195	—	15,595,195
Total Investments in Securities	1,241,856,480	15,595,195	—	1,257,451,675
Other Financial Instruments
Futures Contracts Long (b)	272,478	—	—	272,478
Total Investments in Securities and Other Financial Instruments	$1,242,128,958	$15,595,195	$—	$1,257,724,153

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation as shown on the Portfolio of Investments.

At July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay Short Term Bond Fund
Portfolio of Investments July 31, 2010 unaudited
		Principal Amount	Value
	Long-Term Bonds 98.5%†
	Asset-Backed Security 0.2%

	Automobile 0.2%
	World Omni Auto Receivables Trust Series 2009-A, Class A2 2.88%, due 10/17/11	303,071	$303,809

	Total Asset-Backed Security (Cost $303,064)		303,809

	Convertible Bonds 1.7%

	Biotechnology 0.8%
	Amgen, Inc. 0.125%, due 2/1/11	1,000,000	997,500

	Health Care - Products 0.9%
	Medtronic, Inc. 1.50%, due 4/15/11	1,000,000	1,005,000

	Total Convertible Bonds (Cost $1,962,613)		2,002,500

	Corporate Bonds 14.0%

	Aerospace & Defense 0.4%
	Boeing Co. (The) 1.875%, due 11/20/12	490,000	499,126

	Agriculture 1.1%
	Philip Morris International, Inc. 6.875%, due 3/17/14	1,070,000	1,244,443

	Auto Manufacturers 1.1%
	DaimlerChrysler N.A. Holding Corp. 6.50%, due 11/15/13	1,117,000	1,263,001

	Banks 5.7%
	JPMorgan Chase & Co. 3.70%, due 1/20/15	1,235,000	1,286,845
¤	Morgan Stanley
	5.625%, due 1/9/12	655,000	685,139
	6.60%, due 4/1/12	700,000	747,549
¤	PNC Funding Corp. 3.625%, due 2/8/15	1,240,000	1,289,729
¤	U.S. Bancorp 3.15%, due 3/4/15	1,250,000	1,289,895
	Wells Fargo & Co. 3.75%, due 10/1/14	1,225,000	1,282,124
			6,581,281
	Diversified Financial Services 2.1%
	Citicorp 7.25%, due 10/15/11	1,155,000	1,217,327
	General Electric Capital Corp. 3.75%, due 11/14/14	1,220,000	1,262,377
			2,479,704
	Health Care - Products 1.1%
¤	St. Jude Medical, Inc. 2.20%, due 9/15/13	1,310,000	1,334,712

	Pharmaceuticals 2.5%
¤	Abbott Laboratories 2.70%, due 5/27/15	1,665,000	1,732,997
	Novartis Capital Corp. 1.90%, due 4/24/13	1,100,000	1,126,066
			2,859,063
	Total Corporate Bonds (Cost $15,907,143)		16,261,330

	Mortgage-Backed Securities 3.3%

	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.3%
	Banc of America Commercial Mortgage, Inc. Series 2007-1, Class AAB 5.422%, due 1/15/49	870,000	930,951
	Bear Stearns Commercial Mortgage Securities Series 2004-T16, Class A6 4.75%, due 2/13/46	200,000	205,625
	GE Capital Commercial Mortgage Corp. Series 2004-C2, Class A4 4.893%, due 3/10/40	500,000	528,691
	LB-UBS Commercial Mortgage Trust
	Series 2004-C2, Class A2 3.246%, due 3/15/29	54,796	54,858
	Series 2004-C1, Class A4 4.568%, due 1/15/31	890,000	927,781
	RBSCF Trust Series 2010-MB1, Class A1 2.367%, due 2/15/15 (a)	1,142,588	1,157,885
	Total Mortgage-Backed Securities (Cost $3,740,023)		3,805,791

	U.S. Government & Federal Agencies 71.6%

¤	Federal Home Loan Bank 9.3%
	1.625%, due 7/27/11	1,540,000	1,559,329
	2.25%, due 4/13/12	5,075,000	5,218,074
	3.375%, due 10/20/10	4,000,000	4,027,664
			10,805,067
¤	Federal National Mortgage Association 10.2%
	2.875%, due 10/12/10	3,985,000	4,005,861
	6.25%, due 2/1/11	7,565,000	7,788,546
			11,794,407
	Federal National Mortgage Association (Mortgage Pass-Through Security) 0.3%
	4.50%, due 11/1/18	314,509	336,865

	Freddie Mac (Collateralized Mortgage Obligations) 0.5%
	Series 2632, Class NH 3.50%, due 6/15/13	586,972	592,758

¤	United States Treasury Notes 51.3%
	0.875%, due 5/31/11	21,080,000	21,180,468
	0.875%, due 1/31/12	1,305,000	1,313,513
	1.00%, due 7/31/11	1,490,000	1,499,661
	1.00%, due 9/30/11	5,600,000	5,641,126
	1.375%, due 9/15/12	755,000	767,504
	1.50%, due 7/15/12	12,580,000	12,822,266
	1.875%, due 6/15/12	10,395,000	10,658,940
	1.875%, due 6/30/15	2,935,000	2,978,338
	2.25%, due 5/31/14	2,710,000	2,823,904
			59,685,720
	Total U.S. Government & Federal Agencies (Cost $81,907,332)		83,214,817

	Yankee Bonds 7.7% (b)

	Electric 1.0%
	Enel Finance International S.A. 3.875%, due 10/7/14 (a)	1,120,000	1,149,420

	Holding Company - Diversified 1.1%
	Hutchison Whampoa International, Ltd. 4.625%, due 9/11/15 (a)	1,195,000	1,271,249

	Mining 1.2%
¤	Rio Tinto Finance USA, Ltd. 8.95%, due 5/1/14	1,115,000	1,372,225

	Miscellaneous - Manufacturing 0.5%
	Tyco Electronics Group S.A. 6.00%, due 10/1/12	495,000	537,001

	Oil & Gas 2.8%
¤	Shell International Finance B.V. 1.875%, due 3/25/13	2,000,000	2,034,202
	Total Capital S.A. 3.125%, due 10/2/15	1,235,000	1,279,595
			3,313,797
	Telecommunications 1.1%
	Telefonica Emisiones S.A.U 4.949%, due 1/15/15	1,180,000	1,270,121

	Total Yankee Bonds (Cost $8,678,676)		8,913,813

	Total Long-Term Bonds (Cost $112,498,851)		114,502,060

	Short-Term Investment 0.4%

	Repurchase Agreement 0.4%
	State Street Bank and Trust Co. 0.01%, dated 7/30/10 due 8/2/10 Proceeds at Maturity $536,821 (Collateralized by a Federal Home Loan Bank with a rate of 4.375% and a maturity date of 9/17/10, with a Principal Amount of $540,000 and a Market Value of $551,664)	536,821	536,821

	Total Short-Term Investment (Cost $536,821)		536,821

	Total Investments (Cost $113,035,672) (c)	98.9%	115,038,881

	Other Assets, Less Liabilities	1.1	1,232,983
	Net Assets	100.0%	$116,271,864

¤	Among the Fund's 10 largest issuers held, as of July 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(c)	At July 31, 2010, cost is $113,053,110 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$2,008,240
Gross unrealized depreciation	(22,469)
Net unrealized appreciation	$1,985,771

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$303,809	$—	$303,809
Convertible Bonds	—	2,002,500	—	2,002,500
Corporate Bonds	—	16,261,330	—	16,261,330
Mortgage-Backed Securities	—	3,805,791	—	3,805,791
U.S. Government & Federal Agencies	—	83,214,817	—	83,214,817
Yankee Bonds	—	8,913,813	—	8,913,813
Total Long-Term Bonds	—	114,502,060	—	114,502,060
Short-Term Investment
Repurchase Agreement	—	536,821	—	536,821
Total Investments in Securities	$—	$115,038,881	$—	$115,038,881

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

At July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay Trust Funds

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2010 unaudited

SECURITIES VALUATION.

Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") and follow the significant accounting policies described below.

Debt securities are valued at prices supplied by a pricing agent or broker selected by the Funds' Manager, in consultation with the Funds' Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Funds' Manager in consultation with the Funds' Subadvisor, if any, to be representative of market values, at the regular close of trading of the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date"). Investments in other mutual funds are valued at their net asset values ("NAVs") as of the close of the Exchange on the evaluation date.

Equity securities are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.  Prices normally are taken from the principal market in which each security trades.  Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations.

Portfolio securities held by the Cash Reserves Fund are valued at their amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from a pricing service. The Trust has engaged an independent pricing service to provide market value quotations from dealers in loans. Options and futures contracts are valued at the last posted settlement price on the market where such options or futures contracts are principally traded.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.  Other temporary cash investments which mature in 60 days or less ("short-term investments") are valued at amortized cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Funds’ Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadvisor (if applicable), reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At July 31, 2010, the 130/30 International, Epoch International Small Cap, Floating Rate and Intermediate Term Bond Funds held securities with a value of $10, $1,660,365, $4,408,727 and $535,366, respectively, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Funds principally trade and the time at which the Fund’s NAVs are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures. At July 31, 2010, certain foreign equity securities held by all the Funds were not fair valued.

"Fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework which has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances.  The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of July 31, 2010, for each Fund's investments is included at the end of each Fund's respective Portfolio of Investments.

The valuation techniques used by the Funds to measure fair value during the period  ended July 31, 2010, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds may have utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets. For the period ended July 31, 2010, there have been no changes to the fair value methodologies.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor, if any, might wish to sell, and could have the effect of decreasing the overall level of a Fund's liquidity. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Illiquid securities generally will be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 requires reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or level 3, and information on purchased, sales, issuances, and settlements in the roll forward of activity in level 3 fair value measures. The new and revised disclosure requirements are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchased, sales, issuances, and settlements in the roll forward activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010. As of July 31, 2010, the Funds have adopted ASU 2010-06. The adoption of ASU 2010-06 has not impacted the amounts reported in the financial statements; however, there are additional disclosures in the Funds’ Portfolio of Investments.

Item 2.  Controls and Procedures.

(a)
Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST
By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date:	September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date:	September 29, 2010

By: /s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer
Date:	September 29, 2010